As filed with the Securities and Exchange Commission on April 24, 2001 Registration No. 333-01713

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                      POST-EFFECTIVE AMENDMENT NO. 13 TO
                                   FORM S-6

    FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Address of Depositor's Principal Executive Office)

                                 (949) 219-3743
              (Depositor's Telephone Number, including Area Code)


                                Diane N. Ledger
                               Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                               Jeffrey S. Puretz
                                    Dechert
                             1775 Eye Street, N.W.
                          Washington, D.C. 20006-2401


It is proposed that this filing will become effective on May 1, 2001 pursuant to paragraph (b) of Rule 485.

Title of securities being registered: Interests in the Separate Account under Pacific Select Estate Preserver Last Survivor Flexible Premium Variable Life Insurance Policies and Pacific Select Estate Preserver III Last Survivor Flexible Premium Variable Life Insurance Policies.

Filing Fee: None

Pacific Select Exec Separate Account of Pacific Life Insurance Company

RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2 AND THE PROSPECTUS

Pursuant to Instructions as to the Prospectus in Form S-6



Form N-8B-2                                                     Form S-6
Item Number                                              Heading in Prospectus

1.  (a)  Name of trust.................................  Prospectus front cover

    (b)  Title of securities issued....................  Prospectus front cover

2.  Name and address of each depositor.................  Prospectus front cover; Back cover

3.  Name and address of trustee........................  N/A

4.  Name and address of each principal underwriter.....  About Pacific Life

5.  State of organization of trust.....................  Pacific Select Exec Separate
                                                         Account

6.  Execution and termination of trust agreement.......  Pacific Select Exec Separate
                                                         Account

7.  Changes of name....................................  N/A

8.  Fiscal year........................................  N/A

9.  Material Litigation................................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities...............  Pacific Select Estate Preserver basics; The death benefit

    (b)  Cumulative or distributive securities.........  Pacific Select Estate Preserver basics; The death benefit

    (c)  Withdrawal or redemption......................  Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc.....................  Withdrawals, surrenders and loans



                                                         Policy

    (e)  Periodic payment plan.........................  N/A

    (f)  Voting rights.................................  Voting Rights

    (g)  Notice to security holders....................  Reports we'll send you

    (h)  Consents required.............................  Voting rights

    (i)  Other provisions..............................  N/A

11. Type of securities comprising units................  Pacific Select Estate
                                                         Preserver Basics

12. Certain information regarding periodic
    payment plan certificates..........................  N/A

13. (a)  Load, fees, expenses, etc.....................  Deductions from your premiums;
                                                         Surrendering your policy

    (b)  Certain information regarding periodic
         payment plan certificates.....................  N/A

    (c)  Certain percentages...........................  Deductions from your premiums

    (d)  Difference in price...........................  N/A

    (e)  Certain other fees, etc.......................  Deductions from your premiums;
                                                         Surrendering your policy

    (f)  Certain other profits or benefits.............  The death benefit; Your policy's accumulated value

    (g)  Ratio of annual charges to income.............  N/A

14. Issuance of trust's securities.....................  Pacific Select Estate Preserver Basics

15. Receipt and handling of payments from
    purchasers.........................................  How premiums work

16. Acquisition and disposition of underlying
    securities.........................................  Your policy's accumulated value; Your investment options

17. Withdrawal or redemption...........................  Withdrawals, surrenders and loans

18. (a)  Receipt, custody and disposition
         of income.....................................  Your policy's accumulated value

    (b)  Reinvestment of distributions.................  N/A

    (c)  Reserves or special funds.....................  N/A

    (d)  Schedule of distributions.....................  N/A

19. Records, accounts and reports......................  Statements and Reports


20. Certain miscellaneous provisions of trust agreement

    (a)  Amendment.....................................  N/A

    (b)  Termination...................................  N/A

    (c) and (d) Trustee, removal and successor.........  N/A

    (e) and (f) Depositors, removal and successor......  N/A

21. Loans to security holders..........................  Withdrawals, Surrenders and Loan

22. Limitations on liability...........................  N/A

23. Bonding arrangements...............................  N/A

24. Other material provisions of trust agreement.......  N/A

III. Organizations, Personnel and Affiliated Persons of Depositor

25. Organization of depositor..........................  About Pacific Life


26. Fees received by depositor.........................  See Items 13(a) and 13(e)

27. Business of depositor..............................  About Pacific Life


28. Certain information as to officials and affiliated
    persons of depositor...............................  About Pacific Life

29. Voting securities of depositor.....................  N/A

30. Persons controlling depositor......................  N/A

31. Payments by depositor for certain services


     rendered to trust.................................  N/A

32.  Payments by depositor for certain other services
     rendered to trust.................................  N/A

33.  Remuneration of employees of depositor for
     certain services rendered to trust................  N/A

34.  Remuneration of other persons for certain
     services rendered to trust........................  N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states......  N/A

36.  Suspension of sales of trust's securities.........  N/A

37.  Revocation of authority to distribute.............  N/A

38.  (a)  Method of distribution.......................  How policies are distributed

     (b)  Underwriting agreements......................  How policies are distributed

     (c)  Selling agreements...........................  How policies are distributed

39.  (a)  Organization of principal underwriters.......  How policies are distributed

     (b)  N.A.S.D. membership of principal
          underwriters.................................  How policies are distributed

40.  Certain fees received by principal underwriters...  How policies are distributed

41.  (a)  Business of each principal underwriter.......  How policies are distributed

     (b)  Branch offices of each principal
          underwriter..................................  N/A

     (c)  Salesmen of each principal underwriter.......  N/A

42.  Ownership of trust's securities by certain persons  N/A

43.  Certain brokerage commissions received by
     principal underwriters............................  N/A

44.  (a)  Method of valuation..........................  Your Policy's Accumulated Value

                                                         Value

     (b)  Schedule as to offering price................  How premiums work

     (c)  Variation in offering price to certain
          persons......................................  Monthly Deductions

45.  Suspension of redemption rights...................  Timing of payments, forms, and requests

46.  (a)  Redemption Valuation.........................  Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price..............  Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities..  Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee............  N/A

49.  Fees and expenses of trustees.....................  N/A

50.  Trustee's lien....................................  N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities........  The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect
          to selection or elimination of underlying
          securities...................................  How our accounts work

     (b)  Transactions involving elimination of
          underlying securities........................  How our accounts work

     (c)  Policy regarding substitution or
          elimination of underlying securities.........  How our accounts work

     (d)  Fundamental policy not otherwise
          covered......................................  N/A

53.  Tax status of trust...............................  Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial statements


PACIFIC SELECT
ESTATE PRESERVER       PROSPECTUS MAY 1, 2001

                       Pacific Select Estate Preserver is a last survivor flexible premium variable life insurance policy issued by Pacific Life Insurance Company.

This policy is not     This prospectus provides information that you should
available in all       know before buying a policy. It's accompanied by a
states. This           current prospectus for the Pacific Select Fund, a fund
prospectus is not      that provides the underlying portfolios for the
an offer in any        variable investment options offered under the policy.
state or               Please read these prospectuses carefully and keep them
jurisdiction where     for future reference.
we're not legally
permitted to offer     Here's a list of all of the investment options
the policy.            available under your policy:


The policy is
described in detail    VARIABLE INVESTMENT OPTIONS
in this prospectus.
The Pacific Select     Blue Chip                  Growth LT
Fund is described
in its prospectus      Aggressive Growth          Focused 30
and in its
Statement of           Aggressive Equity          Mid-Cap Value
Additional
Information (SAI).     Emerging Markets           International Value
No one has the
right to describe      Diversified Research       Capital Opportunities
the policy or the
Pacific Select Fund    Small-Cap Equity           Mid-Cap Growth
any differently
than they have been    International Large-Cap    Global Growth
described in these
documents.             Equity                     Equity Index

You should be aware    I-Net Tollkeeper (SM)      Small-Cap Index
that the Securities
and Exchange           Financial Services         REIT
Commission (SEC)
has not reviewed       Health Sciences            Inflation Managed
the policy for its                                 (formerly called
investment merit,      Technology                  "Government Securities")
and does not
guarantee that the     Telecommunications         Managed Bond
informationin this
prospectus is          Multi-Strategy             Money Market
accurate or
complete. It's a       Equity Income              High Yield Bond
criminal offense
to say otherwise.      Strategic Value            Large-Cap Value

                       FIXED OPTIONS

                       Fixed Account

                       Fixed LT Account

YOUR GUIDE TO THIS PROSPECTUS

An overview of Pacific Select Estate Preserver                       4
----------------------------------------------------------------------
Pacific Select Estate Preserver basics                              12
Owners, people insured by the policy, and beneficiaries             13
Policy date, monthly payment date, policy anniversary date          14
Statements and reports we'll send you                               15
Your right to cancel                                                15
Timing of payments, forms and requests                              16
Telephone and electronic transactions                               17
----------------------------------------------------------------------
The death benefit                                                   18
Choosing your death benefit option                                  18
The guideline minimum death benefit                                 19
When we pay the death benefit                                       19
Comparing the death benefit options                                 20
Changing your death benefit option                                  20
Decreasing the face amount                                          21
Optional riders                                                     21
----------------------------------------------------------------------
How premiums work                                                   22
Your first premium payment                                          22
Planned periodic premium payments                                   22
Deductions from your premiums                                       23
Allocating your premiums                                            23
Limits on the premium payments you can make                         24
----------------------------------------------------------------------
Your policy's accumulated value                                     25
Calculating your policy's accumulated value                         25
Monthly deductions                                                  25
Lapsing and reinstatement                                           27
----------------------------------------------------------------------
Your investment options                                             29
Variable investment options                                         29
Fixed options                                                       34
Transferring among investment options                               34
Transfer programs                                                   35
----------------------------------------------------------------------
Withdrawals, surrenders and loans                                   37
Making withdrawals                                                  37
Taking out a loan                                                   38
Ways to use your policy's loan and withdrawal features              39
Surrendering your policy                                            40
----------------------------------------------------------------------
General information about your policy                               42
----------------------------------------------------------------------
Variable life insurance and your taxes                              44
----------------------------------------------------------------------
About Pacific Life                                                  48
----------------------------------------------------------------------
Appendices                                                         107
Appendix A: Joint equal age                                        107
Appendix B: Rates per $1,000 of initial face amount                109
Appendix C: Death benefit percentages                              110
Appendix D: Death benefit factor table                             111
----------------------------------------------------------------------
Where to go for more information                            back cover

                       Terms used in this prospectus
                       We've tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We've identified some of these below and the pages where you'll find an explanation of what they mean.

                       If you have any questions, please ask your registered representative or call us at 1-800-800-7681.

                        Accumulated value          25      Joint owners               13
                        Accumulation units         32      Lapse                      27
                        Age                        13      Loan account               38
In this prospectus,     Allocation                 23      Modified endowment
you and your mean       Assignment                 43       contract                  46
the policy holder       Beneficiary                14      Monthly payment date       14
or owner. Pacific       Business day               16      Net amount at risk         20
Life, we, us and        Cash surrender value       40      Net cash surrender value   40
our refer to            Contingent beneficiary     14      Net premium                22
Pacific Life            Cost of insurance rate     25      Outstanding loan amount    38
Insurance Company.      Death benefit              18      Planned periodic premium   22
The fund refers to      Death benefit factor       19      Policy anniversary         14
Pacific Select          Death benefit percentage   19      Policy date                14
Fund. Policy means      Face amount                18      Policy year                14
a Pacific Select        Fixed account              34      Portfolio                  29
Estate Preserver        Fixed LT account           34      Proper form                16
variable life           Fixed options              34      Reinstatement              28
insurance policy,       General account            49      Riders                     21
unless we state         Guideline minimum death            Sales surrender target     41
otherwise.               benefit                   19      Separate account           49
                        Guideline premium limit    24      Seven-pay limit            46
                        Illustration               15      Tax code                   44
                        In force                   12      Unit value                 32
                        Income benefit             42      Variable account           29
                        Joint equal age            27      Variable investment
                                                            option                    29

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER

                       This overview tells you some key things you should know about your policy. It's designed as a summary only - please read the entire prospectus and your policy for more detailed information.

                       Some states have different rules about how life insurance policies are described or administered. The terms of your policy, or of any endorsement or rider, prevail over what's in this prospectus.

                      ---------------------------------------------------------
Pacific Select         Pacific Select Estate Preserver is a last survivor
Estate Preserver       flexible premium variable life insurance policy.
basics
                       . Last survivor means the policy insures the lives of
Last survivor life       two people and provides a death benefit that's
insurance may be         payable after both people have died.
appropriate for two
spouses who want to    . Flexible premium means you can vary the amount and
provide a death          frequency of your premium payments.
benefit for their
children.              . Variable means the policy's value depends on the
                         performance of the investment options you choose.
This may not be the
right kind of          . Life insurance means the policy provides a death
policy for someone       benefit to the beneficiary you choose.
who wants to
provide a death
benefit for his or     In addition to providing a death benefit that is
her spouse. In that    generally free of federal income tax, any growth in
case, a policy that    your policy's accumulated value is tax-deferred. You
insures a single       can choose from 31 variable investment options, each of
life may be more       which invests in a corresponding portfolio of the
appropriate.           Pacific Select Fund, and from two fixed options, both
                       of which provide a guaranteed minimum rate of interest.
Please discuss your
insurance needs and    You may choose to allocate net premium and accumulated
financial              value to no more than 20 investment options at any one
objectives with        time.
your registered
representative.        Pacific Select Estate Preserver is designed for long-
                       term financial planning. Please take some time to read
You'll find more       the information in this prospectus before you decide if
about the basics of    this life insurance policy meets your insurance needs
Pacific Select         and financial objectives.
Estate Preserver
starting on            Your right to cancel
page 12.               During the free look period, you have the right to
                       cancel your policy and return it to us or your registered representative for a refund. The amount of your refund may be more or less than the premium payments you've made, depending on the state where you signed your application. If you signed your application in a state that requires us to refund premium payments, we'll hold the net premiums in the Money Market investment option until the free look transfer date.

                      ---------------------------------------------------------
The death benefit      You can choose one of four death benefit options
                       depending on what is more important to you: a larger
Your policy            death benefit or building the accumulated value of your
provides a death       policy.
benefit for your
beneficiary after      You can change your death benefit option and reduce
both of the people     your policy's face amount (with certain restrictions)
insured by the         while your policy is in force.
policy have died,
as long as your        Optional riders
policy is in force.
                       There are six optional riders that provide extra
You'll find more       benefits, some at additional cost. Not all riders are
about the death        available in every state, and some riders may only be
benefit starting on    added when you apply for your policy.
page 18.

                      ---------------------------------------------------------
How premiums work      Your first premium must be equal to at least 25% of the
                       sum of your premium load and your policy's monthly
Your policy gives      charges for the first year. Your planned periodic
you the flexibility    premium must be for at least $50.
to choose the
amount and             Deductions from your premiums
frequency of your      We deduct a premium load from each premium payment you
premium payments,      make. The premium load is made up of a sales load, a
within certain         state and local tax charge, and a federal tax charge.
limits.
                       Limits on the premium payments you can make
You'll find more       Federal tax law puts limits on the premium payments you
about how premiums     can make in relation to your policy's death benefit. We
work starting on       may refuse all or part of a premium payment you make,
page 22.               or remove all or part of a premium from your policy and
                       return it to you under certain circumstances.

                      ---------------------------------------------------------
Your policy's          Accumulated value is the value of your policy on any
accumulated value      business day. It is not guaranteed - it depends on the
                       performance of the investment options you've chosen,
Accumulated value      the premium payments you've made, policy charges, and
is used as the         how much you've borrowed or withdrawn from the policy.
basis for
determining policy     Monthly deductions
benefits and           We deduct a monthly charge from your policy's
charges. If there      accumulated value on each monthly payment date. The
is not enough          charge is made up of cost of insurance, an
accumulated value      administrative charge, and a mortality and expense risk
to cover policy        charge. If you add any riders, we'll add any charges
charges, your          for them to your monthly charge.
policy could lapse.
                       Lapsing and reinstatement
You'll find more       If there is not enough accumulated value to cover the
about accumulated      monthly charge on the day we make the deduction, your
value starting on      policy may lapse - which means you'll no longer have
page 25.               any insurance coverage. If your policy is in danger of
                       lapsing, we'll give you a grace period of 61 days to pay the required premium. If your policy lapses at the end of the grace period, you have five years from the day it lapses to apply for a reinstatement.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER

                      ---------------------------------------------------------
Your investment
options                You can choose from 31 variable investment options,
                       each of which invests in a corresponding portfolio of
The investment         the Pacific Select Fund. We're the investment adviser
options you choose     for the Pacific Select Fund. We oversee the management
will affect your       of all the fund's portfolios and manage two of the
policy's               portfolios directly. We've retained other portfolio
accumulated value,     managers to manage the other portfolios. The value of
and may affect the     each portfolio will fluctuate with the value of the
death benefit.         investments it holds, and returns are not guaranteed.

Your policy's          You can also choose from two fixed options, the Fixed
accumulated value      account and the Fixed LT account, both of which provide
may be allocated to    a guaranteed minimum annual interest rate of 4%. We may
up to 20 investment    offer a higher interest rate. If we do, we'll guarantee
options at any one     that rate for one year.
time.
                       We allocate your premium payments and accumulated value
Please review the      to the investment options you choose. Your policy's
investment options     accumulated value will fluctuate depending on the
carefully and ask      investment options you've chosen. You bear the
your registered        investment risk of any variable investment options you
representative to      choose.
help you choose the
right ones for your    In some states we'll hold your premium payments in the
goals and risk         Money Market investment option until the free look
tolerance.             transfer date. Please turn to Your right to cancel for
                       details.
You'll find more
about the              Transferring among investment options
investment options     You can transfer among the investment options during
starting on page       the life of your policy without paying any current
29.                    income tax. There is currently no charge for transfers.

                       You can make as many transfers as you like between variable investment options. You can also make automatic transfers from one variable investment option to another using our dollar cost averaging or portfolio rebalancing program. These programs are not available for the fixed options.

                       You can only make one transfer from each fixed option in any 12-month period. For the Fixed account, each transfer may be no more than $5,000 or 25% of the accumulated value in the Fixed account, whichever is greater. For the Fixed LT account, each transfer may be no more than $5,000 or 10% of the accumulated value in the Fixed LT account, whichever is greater. You can only transfer to the fixed options in the policy month right before each policy anniversary.

                       You can also make automatic transfers from the Fixed
You'll find out        account to other investment options during the first
more about our         policy year using our first year transfer program.
automatic transfer
programs starting
on page 35.

                      ---------------------------------------------------------
Withdrawals,           You can take out all or part of your policy's
surrenders and         accumulated value while your policy is in force by
loans                  making withdrawals or surrendering your policy. You can
                       take out a loan from us using your policy as security.
Making a               You can also use your policy's loan and withdrawal
withdrawal, taking     features to supplement your income, for example, during
out a loan or          retirement.
surrendering your
policy can change      Making withdrawals
your policy's tax      You can withdraw part of your policy's net cash
status, generate       surrender value starting on your policy's first
taxable income, or     anniversary. This reduces your policy's accumulated
make your policy       value and could affect the face amount and death
more susceptible to    benefit.
lapsing. Be sure to
plan carefully
before using these
policy benefits.

You'll find more
about withdrawals,
surrenders and
loans starting on
page 37.

                       Taking out a loan
                       You can take out a loan from us using your policy's accumulated value as security. You pay interest on the amount you borrow at an annual rate of 4.5% during the first 10 policy years and 4.25% thereafter. The accumulated value used to secure your loan is set aside in a loan account, where it earns interest at an annual rate of 4%.

                       The amount in the loan account is not available to help pay for any policy charges. Taking out a loan affects the accumulated value of your policy because the amount set aside in the loan account misses out on the potential earnings available through the investment options.

                       Surrendering your policy
                       You can surrender or cash in your policy for its net cash surrender value while either of the two people insured by the policy is still living. If you surrender your policy during the first 10 policy years, we'll apply a surrender charge.

                      ---------------------------------------------------------
Variable life          Your beneficiary generally will not have to pay federal
insurance and your     income tax on death benefit proceeds. You'll also
taxes                  generally not be taxed on any or all of your policy's
                       accumulated value unless you receive a cash
                       distribution by making a withdrawal or surrendering
There are tax          your policy.
issues to consider
when you own a life    If your policy is a modified endowment contract, all
insurance policy.      distributions you receive during the life of the policy
These are described    may be subject to tax and a 10% penalty.
in detail starting
on page 44.

                      ---------------------------------------------------------
About Pacific Life
                       Pacific Life is a life insurance company based in
When you buy a life    California. We issue the policies. Pacific Select
insurance policy,      Distributors, Inc., our subsidiary, is the distributor
you're relying on      of the policies.
the insurance
company that issues    How our accounts work
it to be able to       We put your premium payments in our general and
meet its financial     separate accounts. We own the assets in our accounts
obligations to you.    and make the allocations to the investment options
                       you've chosen.

                       Amounts allocated to the fixed options are held in our
You'll find more       general account. Our general account includes all of
about Pacific Life,    our assets, except for those held in our separate
and our strength as    accounts. Our ability to meet our obligations under the
a company, starting    policy is backed by our strength as an insurance
on page 48.            company.

We may use any
profit derived from    Amounts allocated to the variable investment options
any charges under      are held in our separate account. The assets in this
the policy for any     account are kept separate from the assets in our
lawful purpose,        general account and our other separate accounts, and
including our          are protected from our general creditors.
distribution and
administrative
expenses.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER

                                                 This section of the overview explains the fees and expenses associated with your Pacific Select Estate Preserver Policy.

                                               --------------------------------------------------------------------------------
Understanding policy expenses
and cash flow                                          ----------------------
                                                            Your premium
The chart to the right illustrates how                      You make a
cash normally flows through a Pacific                       premium
Select Estate Preserver policy.                             payment          ------------------------------------------
                                                                                                                    v
The dark shaded boxes show the fees and                ----------------------                               ------------------
expenses you pay directly or indirectly                                                                        We deduct a
under your policy. These are explained                                                                         premium load
in the pages that follow.                              ----------------------
                                                          Net premium
In some states we'll hold your net                        We allocate the                                   ------------------
premium payments in the Money Market                      net premium to
investment option until the free look                     the investment    -------------------------------
transfer date. Please turn to Your right                  options you
to cancel for details.                                    choose
                                                       ----------------------
                                                       v                      v
                                               ------------------   -------------------    ----------------  -----------------
                                                Fixed options        Variable               Pacific Select    The fund
                                                We hold              investment             Fund              deducts
                                                amounts you          options                                  advisory fees
                                                allocate to these                       --  The variable  --- and other fund
                                                options in our       We hold                investment        expenses from
                                                general account      amounts you            options invest    the portfolios
                                                                     allocate to these      in the fund's
                                                                     options in our         portfolios
                                                                     separate account
                                               ------------------   -------------------    ----------------  -----------------


                                                                                                             -----------------
                                                                                                              We deduct:
                                                                                                              . cost of
                                                                                                                insurance
                                                                                                              . administrative
                                                                                 We make monthly deductions     charge
                                                                               -----------------------------  . mortality and
                                                                                                              . expense
                                                                                                                risk
                                                                                                                charge
                                                                                                              . rider charges
                                                                           v                                 -----------------
                                               ---------------     ------------------                        -----------------
                                               Loan account         Accumulated                               We deduct a
                                               Accumulated          value           If you make a withdrawal  withdrawal charge
                                               value set aside ---                  ------------------------
                                               to secure a          The total value
                                               policy loan          of your policy

                                               ---------------     ------------------                        -----------------

                                                                                                             -----------------
                                                                                                              We deduct a
                                                                                                              surrender charge
                                                                          If you surrender your policy
                                                                         during the first 10 policy years
                                                                         --------------------------------


                                                                                                             -----------------

                      ---------------------------------------------------------
Deductions from        We deduct a premium load from each premium payment you
your premiums          make. The load is made up of three charges:

The premium load is    Sales load - 5% of each premium payment during the
explained in more      first 10 policy years and reduced to 3% after the 10th
detail on page 23.     policy year.

                       State and local tax charge - 2.35% of each premium payment.

                       Federal tax charge - 1.50% of each premium payment.

                      ---------------------------------------------------------
Deductions from        We deduct a monthly charge from your policy's
your policy's          accumulated value in the investment options on each
accumulated value      monthly payment date. This charge is made up of three
                       charges:
The monthly charge
is explained in        Cost of insurance - We calculate this charge by
more detail            multiplying the current cost of insurance rate by a
starting on page       discounted net amount at risk at the beginning of each
25.                    policy month. When the younger of the two people
                       insured by the policy reaches age 100, the cost of
An example             insurance charge is zero -- in other words, you no
                       longer pay any cost of insurance charge.
For a policy with:
                       Administrative charge - We deduct a charge of $16 a
 . a joint equal age    month during the first five policy years, and $6 a
  of 50                month thereafter. When the younger of the two people
                       insured by the policy reaches age 100, the
 . a face amount of     administrative charge is zero -- in other words, you no
  $100,000             longer pay any administrative charge.

 . accumulated value    Mortality and expense risk charge - The mortality and
  of $60,000 after     expense risk charge varies depending on your policy's
  deducting any        face amount, joint equal age on the policy date and
  outstanding loan     accumulated value. It's made up of two components:
  amount.
                       . The face amount component, which we deduct every
The monthly charge       month during the first 10 policy years at a rate that
for the face amount      is based on the joint equal age and each $1,000 of
component of the         the initial face amount of your policy.
mortality and
expense risk charge    . The accumulated value component, which we deduct
is $10.20                every month during the first 20 policy years at an
(($100,000 / 1,000) X    annual rate of 0.30% (0.025% monthly) of your
0.102).                  policy's accumulated value in the investment options.
                         During policy years 21 and thereafter, we reduce the
The monthly charge       annual rate to 0.10% (0.008333% monthly) of the
for the accumulated      accumulated value.
value component is
$15                    Riders - If you add any riders to your policy, we add
($60,000 X 0.025%).    any charges for them to your monthly charge.
The charge in
policy year 21 (and
thereafter) would
be $5
($60,000 X 0.008333%)
if the policy's
accumulated value
was $60,000.

Joint equal age is
explained in
Appendix A. The
rates for the face
amount component
are shown in
Appendix B.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER

                      ---------------------------------------------------------
Withdrawal and         You can withdraw part of your policy's net cash
surrender charges      surrender value at any time starting on your policy's
                       first anniversary. There is a $25 charge for each
Withdrawal and         withdrawal you make. We deduct this charge
surrender charges      proportionately from all of your investment options.
are explained in
more detail on         If you surrender or cash in your policy, or decrease
pages 37 and 41.       its face amount, during the first 10 years of owning
                       the policy, we'll deduct a surrender charge. The
                       surrender charge is made up of two components:
An example
                       . The underwriting surrender charge, which is assessed
For a policy that        at a rate that is based on the joint equal age and
is surrendered at        each $1,000 of the initial face amount of your
the end of the           policy. The amount of the charge does not change
first policy year,       during the first policy year. Starting on the first
with:                    policy anniversary, we reduce the charge by 0.9259% a
 . a joint equal age      month until it reaches zero at the end of 10 policy
  of 50                  years.
 . an initial face
  amount of            . The sales surrender charge, which, during the first
  $100,000.              policy year, equals the smaller of the following
                         amounts:
The underwriting
surrender charge is      . 25% of the premium payments you've made, or
$520.
                         . 25% of the sales surrender target, which is based
The sales surrender        on the joint equal age of the people insured by the
target is $905. The        policy for each $1,000 of a policy's initial face
maximum sales              amount.
surrender charge is
$226.25.               The sales surrender charge increases until the premiums
                       you pay reach the sales surrender target. In the 13th
The underwriting       month you own your policy, we reduce the sales
surrender charge       surrender charge so that it is 99.0741% of the charge
and sales surrender    as calculated above. After that, we reduce it by
target rates appear    0.9259% a month until it reaches zero at the end of 10
in Appendix B.         policy years.

                      ---------------------------------------------------------
Fees and expenses      The Pacific Select Fund pays advisory fees and other
paid by the            expenses. These are deducted from the assets of the
Pacific Select Fund    fund's portfolios and may vary from year to year. They
                       are not fixed and are not part of the terms of your
You'll find more       policy. If you choose a variable investment option,
about the Pacific      these fees and expenses affect you indirectly because
Select Fund            they reduce portfolio returns.
starting on page
29, and in the         Advisory fee
fund's prospectus,     Pacific Life is the investment adviser to the fund. The
which accompanies      fund pays an advisory fee to us for these services. The
this prospectus.       table below shows the advisory fee as a annual
                       percentage of each portfolio's average daily net assets.

                       Other expenses

                       The table also shows the advisory fee and fund expenses as an annual percentage of each portfolio's average daily net assets, based on the year 2000 unless otherwise noted. To help limit fund expenses, effective July 1, 2000 we contractually agreed to waive all or part of our investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for portfolios that started on or after October 2, 2000, that do not exceed the previously established 0.25% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 2000, Pacific Life reimbursed approximately $13,202 to the I-Net Tollkeeper Portfolio, $36,311 to the Strategic Value Portfolio, $34,134 to the Focused 30 Portfolio and $27,505 to the Small-Cap Index Portfolio.

                   -----------------------------------------------------------------------------------
                                                                               Less
                                           Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio               fee      expenses amounts+ expenses reimbursement expenses
                   -----------------------------------------------------------------------------------
                                                  As an annual % of average daily net assets
                   Blue Chip/1/             0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/     1.00     0.06     --       1.06      --           1.06
                   Aggressive Equity/2/     0.80     0.04     0.02     0.86      --           0.86
                   Emerging Markets/2/      1.10     0.21     --       1.31      --           1.31
                   Diversified Research/2/  0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/      0.65     0.05     --       0.70      --           0.70
                   International Large-Cap  1.05     0.12     --       1.17      --           1.17
                   Equity                   0.65     0.04     --       0.69      --           0.69
                   I-Net Tollkeeper/2/      1.50     0.13     --       1.63     (0.02)        1.61
                   Financial Services/1/    1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/       1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/            1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/    1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy           0.65     0.04     --       0.69      --           0.69
                   Equity Income/2/         0.65     0.04     0.01     0.70      --           0.70
                   Strategic Value          0.95     0.49     --       1.44     (0.39)        1.05
                   Growth LT                0.75     0.04     --       0.79      --           0.79
                   Focused 30               0.95     0.42     --       1.37     (0.32)        1.05
                   Mid-Cap Value/2/         0.85     0.03     0.10     0.98      --           0.98
                   International Value      0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/ 0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/        0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/         1.10     0.19     --       1.29      --           1.29
                   Equity Index             0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/       0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                     1.10     0.04     --       1.14      --           1.14
                   Inflation Managed/2/     0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/          0.60     0.05     --       0.65      --           0.65
                   Money Market             0.34     0.04     --       0.38      --           0.38
                   High Yield Bond/2/       0.60     0.05     --       0.65      --           0.65
                   Large-Cap Value/2/       0.85     0.05     0.05     0.95      --           0.95
                   -----------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.

                       /2/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 0.84% for Aggressive Equity Portfolio, 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Equity Income Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for the High Yield Bond Portfolio, and 0.90% for Large-Cap Value Portfolio.

                       + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

PACIFIC SELECT ESTATE PRESERVER BASICS

                       When you buy a Pacific Select Estate Preserver life insurance policy, you're entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your policy, applications to change or reinstate the policy, any amendments, riders or endorsements to your policy, and specification pages.

Policy amendments
and endorsements       When we approve your signed application, we'll issue
are a part of your     your policy. If your application does not meet our
policy and confirm     underwriting and administrative requirements, we can
changes you or we      reject it or ask you for more information. Once we
make to the policy.    receive your first premium payment, and any contractual
                       and administrative requirements have been met, we'll
Specification pages    consider your policy to be in force. Our obligations
summarize              under the policy begin when the policy is in force and
information            has been delivered to you.
specific to your
policy at the time     Your policy will be in force until one of the following
the policy is          happens:
issued.                . both people insured by the policy die
                       . the grace period expires and your policy lapses, or . you surrender your policy.

Riders provide         If your policy is not in force when both people insured
extra benefits,        by the policy die, we are not obligated to pay the
some at additional     death benefit proceeds to your beneficiary.
cost. Not all
riders are             Pacific Select Estate Preserver is a last survivor
available in every     flexible premium variable life insurance policy that
state and some         insures the lives of two people and pays death benefit
riders may only be     proceeds after both people have died.
added when you
apply for your         Under a flexible premium life insurance policy, you
policy.                have the flexibility to choose the amount and frequency
                       of your premium payments. You must, however, pay enough
Last survivor life     premiums to cover the ongoing cost of policy benefits.
insurance may be
appropriate for two    A premium load is deducted from each premium payment
spouses who want to    you make. The resulting net premium is allocated to the
provide a death        investment options you choose, and becomes part of your
benefit for their      policy's accumulated value.
children.
                       Charges are deducted from the accumulated value each
This may not be the    month to help cover the cost of the policy's death
right kind of          benefit and other expenses. If there is not enough
policy for someone     accumulated value to cover the monthly charge on the
who wants to           day we make the deduction, your policy may lapse after
provide a death        a grace period - which means you'll no longer have any
benefit for his or     insurance coverage.
her spouse. In that
case, a policy that    Investment earnings will increase your policy's
insures a single       accumulated value, while investment losses will
life may be more       decrease it. The premium payments you'll be required to
appropriate.           make to keep your policy in force will be influenced by
                       the investment results of the investment options you've
Please discuss your    chosen.
insurance needs and
financial
objectives with
your registered
representative.

In some states
we'll hold your net
premium payments in
the Money Market
investment option
until the free look
transfer date.
Please turn to Your
right to cancel for
details.

                      ---------------------------------------------------------
Owners, people         Owners
insured by the         The owner is the person named on the application who
policy, and            makes the decisions about the policy and its benefits
beneficiaries          while it's in force. You can own a policy by yourself
                       or with someone else. Two or more owners are called
                       joint owners. You need the signatures of all owners for
Please consult your    all policy transactions.
financial advisor
or a lawyer about      If one of the joint owners dies, the surviving owners
designating            will hold all rights under the policy. If the last
ownership              joint owner dies, his or her estate will own the policy
interests.             unless you've given us other instructions.

                       A policy can also be owned by an institution, trust,
                       corporation or group or sponsored arrangement. These
If you would like      owners often buy more than one policy, which may
to change the owner    qualify them for reduced charges or lower premium
of your policy,        payments.
please contact us
or your registered     We may reduce or waive the sales load or surrender
representative for     charges on policies sold to our directors or employees,
a change of owner      to any of our affiliates, or to trustees, employees or
form. We can           affiliates of the fund.
process the change
only if we receive     You can change the owner of your policy by completing a
your instructions      change of owner form. Once we've received and recorded
in writing.            your request, the change will be effective as of the
                       day you signed the change of owner form.

                       People insured by the policy
                       This policy insures the lives of two people who are between the ages of 20 and 85 at the time you apply for your policy, and who have given us satisfactory evidence of insurability. Your policy refers to these people as the insureds. The policy pays death benefit proceeds after both of these people have died.

Risk classes are       Each person to be insured by the policy is assigned an
usually based on       underwriting or insurance risk class which we use to
age, gender, health    calculate cost of insurance and other charges. We
and whether or not     normally use the medical or paramedical underwriting
the person to be       method to assign underwriting or insurance risk
insured by the         classes, which may require a medical examination. We
policy smokes. Most    may, however, use other forms of underwriting if we
insurance companies    think it's appropriate.
use similar risk
classification         When we use a person's age in policy calculations, we
criteria.              generally use his or her age as of the nearest policy
                       date, and we add one year to this age on each policy
When we refer to       anniversary date. For example, when we talk about
age throughout this    someone "reaching age 100", we're referring to the
prospectus, we're      policy anniversary date closest to that person's 100th
using the word as      birthday, not to the day when he or she actually turns
we've defined it       100.
here, unless we
tell you otherwise.

PACIFIC SELECT ESTATE PRESERVER BASICS

                       Beneficiaries
                       The beneficiary is the person, people, entity or
If you would like      entities you name to receive the death benefit
to change the          proceeds. Here are some things you need to know about
beneficiary of your    naming beneficiaries:
policy, please
contact us or your     . You can name one or more primary beneficiaries who
registered               each receive an equal share of the death benefit
representative for       proceeds unless you tell us otherwise. If one
a change of              beneficiary dies, his or her share will pass to the
beneficiary form.        surviving primary beneficiaries in proportion to the
We can process the       share of the proceeds they're entitled to receive,
change only if we        unless you tell us otherwise.
receive your
instructions in        . You can also name a contingent beneficiary for each
writing.                 primary beneficiary you name. The contingent
                         beneficiary will receive the death benefit proceeds if the primary beneficiary dies.

                       . You can choose to make your beneficiary permanent
                         (sometimes called irrevocable). You cannot change a permanent beneficiary's rights under the policy without his or her permission.

                       . If none of your beneficiaries is still living when
                         the death benefit proceeds are payable, you as the policy owner will receive the proceeds. If you're no longer living, the proceeds will go to your estate.

                       . You can change your beneficiary at any time while
                         either person insured by the policy is still living, and while the policy is in force. The change will be effective as of the day you signed the change of beneficiary form.

                      ---------------------------------------------------------
Policy date,           Your policy date
monthly payment        This is usually the day we approve your policy
date, policy           application. It's also the beginning of your first
anniversary date       policy year. Your policy's monthly, quarterly, semi-
                       annual and annual anniversary dates are based on your
                       policy date.
In Massachusetts,
the policy date is     The policy date is set so that it never falls on the
known as the issue     29th, 30th or 31st of any month. We'll apply your first
date.                  premium payment as of your policy date or as of the day
                       we receive your premium, whichever is later.

                       Backdating your policy
In Ohio, your          You can have your policy backdated up to six months, as
policy can be          long as we approve it. Backdating in some cases may
backdated only         lower your cost of insurance rates since these rates
three months.          are based on the ages of the people insured by the
                       policy. Your first premium payment must cover the premium load and monthly charges for the period between the backdated policy date and the day your policy is issued.

                       Your monthly payment date
                       This is the day we deduct the monthly charges from your policy's accumulated value. The first monthly payment date is your policy date, and it's the same day each month thereafter. Monthly charges are explained in the section called Your policy's accumulated value.

                       Your policy anniversary date
                       This is the same day as your policy date every year after we issue your policy. A policy year starts on your policy date and each anniversary date, and ends on the day before the next anniversary date.

                      ---------------------------------------------------------
Statements and         We send the following statements and reports to policy
reports                owners:
we'll send you
                       . a confirmation for many financial transactions,
                         usually including premium payments and transfers,
We can create            loans, loan repayments, withdrawals and surrenders.
customized               Monthly deductions and scheduled transactions made
hypothetical             under the dollar cost averaging and portfolio
illustrations of         rebalancing programs are reported on your quarterly
benefits under your      policy statement.
policy based on
different              . a quarterly policy statement. The statement will tell
assumptions.             you the accumulated value of your policy by
                         investment option, cash surrender value, the amount
We'll send you one       of the death benefit, the policy's face amount, and
policy illustration      any outstanding loan amount. It will also include a
free of charge each      summary of all transactions that have taken place
policy year if you       since the last quarterly statement, as well as any
ask for one. We          other information required by law.
reserve the right
to charge $25 for      . supplemental schedules of benefits and planned
additional               periodic premiums. We'll send these to you if you
illustrations.           change your policy's face amount or change any of the
                         policy's other benefits.

                       . financial statements, at least annually or as
                         required by law, of the separate account and Pacific Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund.

                      ---------------------------------------------------------
Your right to
cancel                 During the free look period, once your policy is in
                       force you have the right to cancel (or refuse) your
There are special      policy and return it to us or your registered
rules for the free     representative for a refund.
look period in
certain states.        The amount of your refund may be more or less than the
Here are some          premium payments you've made, depending on the state
examples:              where you signed your application. We'll always deduct
                       any outstanding loan amount from the amount we refund
 . In California the    to you.
  free look period
  ends 30 days         You'll find a complete description of the free look
  after you receive    period that applies to your policy on the policy's
  your policy if       cover sheet, or on a notice that accompanied your
  you're 60 years      policy. Generally, the free look period ends on the
  old or over or if    latest of the following:
  you're replacing
  another life         . 10 days after you receive your policy (20 days for
  insurance policy.      many states if you are replacing another life
 . In Colorado the        insurance policy)
  free look period     . 10 days after we mail or deliver this prospectus
  ends after 15          which includes a notice of your right of withdrawal
  days.                . 45 days after you complete and sign your policy
 . In North Dakota        application.
  the free look
  period ends after    In most states, your refund will be based on the
  20 days.             accumulated value of your policy. In these states,
 . Pennsylvania         we'll allocate your net premiums to the investment
  requires that you    options you've chosen. If you exercise your right to
  exercise your        cancel, your refund will be:
  right to cancel
  your policy          . any charges or taxes we've deducted from your
  within 10 days         premiums
  after you receive    . the net premiums allocated to the fixed options
  it, regardless of    . the accumulated value allocated to the variable
  the date you           investment options
  signed your          . any monthly charges and fees we've deducted from your
  application.           policy's accumulated value in the variable investment
                         options.
Please call us or
your registered        In some states we're required to refund the premium
representative if      payments you've made. If you sign your application in
you have questions     one of these states, we'll hold the net premiums in the
about your right to    Money Market investment option until the free look
cancel your policy.    transfer date. On that day, we'll transfer the
                       accumulated value in the Money Market investment option to the investment options you've chosen.

                       The free look transfer date is the latest of the following:

                       . 15 days after we issue your policy
                       . 45 days after you complete and sign your policy
                         application
                       . the day we receive your minimum initial premium . when we consider your policy to be in force.

PACIFIC SELECT ESTATE PRESERVER BASICS

                      ---------------------------------------------------------
Timing of payments,    Effective date
forms and requests
                       Once your policy is in force, the effective date of
A business day,        payments, forms and requests you send us is usually
called a valuation     determined by the day and time we receive the item in
date in your           proper form at the mailing address that appears on the
policy, is any day     back cover of this prospectus.
that the New York
Stock Exchange and     Planned periodic premium payments, loan requests,
our life insurance     transfer requests, loan payments or withdrawal or
client services        surrender requests that we receive in proper form
offices are open.      before 4:00 p.m. Eastern time on a business day will
It usually ends at     normally be effective as of the end of that day, unless
4:00 p.m. Eastern      the transaction is scheduled to occur on another
time.                  business day. If we receive your payment or request on
                       or after 4:00 p.m. Eastern time on a business day, your
                       payment or request will be effective as of the end of
The New York Stock     the next business day. If a scheduled transaction falls
Exchange is usually    on a day that is not a business day, we'll process it
closed on weekends     as of the end of the next business day.
and on the
following days:        Other forms, notices and requests are normally
 . New Year's Day,      effective as of the next business day after we receive
  Martin Luther        them in proper form, unless the transaction is
  King, Jr. Day,       scheduled to occur on another business day. Change of
  President's Day,     owner and beneficiary forms are effective as of the day
  Good Friday,         you sign the change form, once we receive them in
  Memorial Day,        proper form.
  July Fourth,
  Labor Day,           Proper form
  Thanksgiving Day     We'll process your requests once we receive all
  and Christmas        letters, forms or other necessary documents, completed
  Day,                 to our satisfaction. Proper form may require, among
and                    other things, a signature guarantee or some other proof
 . the Friday before    of authenticity. We do not generally require a
  New Year's Day,      signature guarantee, but we may ask for one if it
  July Fourth or       appears that your signature has changed, if the
  Christmas Day if     signature does not appear to be yours, if we have not
  that holiday         received a properly completed application or
  falls on a           confirmation of an application, or for other reasons to
  Saturday             protect you and us.
 . the Monday
  following New        When we make payments and transfers
  Year's Day, July
  Fourth or            We'll normally send the proceeds of transfers,
  Christmas Day if     withdrawals, loans, surrenders, exchanges and death
  that holiday         benefit payments within seven days after the effective
  falls on a Sunday    date of the request in proper form. We may delay
unless unusual         payments and transfers, or the calculation of payments
business conditions    and transfers based on the value in the variable
exist, such as the     investment options under unusual circumstances, for
ending of a monthly    example, if:
or yearly
accounting period.     . the New York Stock Exchange closes on a day other
                         than a regular holiday or weekend
                       . trading on the New York Stock Exchange is restricted
Our client services    . an emergency exists as determined by the SEC, as a
offices are also         result of which the sale of securities is not
usually closed on        practicable, or it is not practicable to determine
the following days:      the value of a variable account's assets, or
 . the Monday before    . the SEC permits a delay for the protection of policy
  New Year's Day,        owners.
  July Fourth, or
  Christmas Day, if    We may delay transfers and payments from the fixed
  any of these         options, including the proceeds from withdrawals,
  holidays falls on    surrenders and loans, for up to six months. We'll pay
  a Tuesday            interest at an annual rate of at least 4% on any
                       withdrawals or surrender proceeds from the fixed
                       options that we delay for 30 days or more.
 . the Tuesday
  before Christmas     We pay interest at an annual rate of at least 4% on
  Day if that          death benefit proceeds, calculated from the day the
  holiday falls on     last surviving person insured by the policy dies to the
  a Wednesday          day we pay the proceeds.
 . the Friday after
  New Year's Day,
  July Fourth or
  Christmas Day, if
  any of these
  holidays falls on
  a Thursday
 . the Friday after
  Thanksgiving.

Call us or contact
your registered
representative if
you have any
questions about the
proper form
required for a
request.

To request payment
of death benefit
proceeds, send us
proof of death and
payment
instructions.

                      ---------------------------------------------------------
Telephone and          You can make loans or transfers, and give us
electronic             instructions regarding the dollar cost averaging
transactions           program or portfolio rebalancing program, by telephone
                       any time after the free look period as long as we have
Please ask your        your signed authorization form on file.
registered
representative for     Certain registered representatives are able to give us
more information       instructions electronically if authorized by you. You
regarding              may appoint your registered representative to give us
electronic             instructions on your behalf by completing and filing a
transactions.          telephone and electronic authorization form with us.

                       Here are some things you need to know about telephone and electronic transactions:

                       . You must complete a telephone and electronic
                         authorization form.

                       . If your policy is jointly owned, all joint owners
                         must sign the telephone and electronic authorization. We'll take instructions from any owner or anyone you appoint.

                       . We may use any reasonable method to confirm that your
                         telephone or electronic instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone or electronically.

                       We'll send you a written confirmation of each telephone and electronic transaction.

                       Sometimes, you may not be able to make loans or transfers by telephone or electronically, for example, if our telephone lines or our website are busy because of unusual market activity or a significant economic or market change, or our telephone lines or the Internet are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next business day or when service has resumed.

                       When you send us your telephone and electronic authorization form, you agree that:

                       . we can accept and act upon instructions you or anyone
                         you appoint give us over the telephone or electronically

                       . neither we, any of our affiliates, the Pacific Select
                         Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone or submitted electronically that we believe to be genuine, as long as we have followed our own procedures

                       . you bear the risk of any loss that arises from your
                         right to make loans or transfers over the telephone or electronically.

THE DEATH BENEFIT

                       We'll pay death benefit proceeds to your beneficiary after the last surviving person insured by the policy dies while the policy is still in force. Your beneficiary generally will not have to pay federal income tax on death benefit proceeds.

                       This policy offers four death benefit options, Options
Your policy's          A, B, C and D. The option you choose will generally
initial amount of      depend on which is more important to you: a larger
insurance coverage     death benefit or building the accumulated value of your
is its initial face    policy.
amount. We
determine the face     Here are some things you need to know about the death
amount based on        benefit:
instructions
provided in your       . You choose your death benefit option on your policy
application.             application.

The minimum face       . If you do not choose a death benefit option, we'll
amount when a            assume you've chosen Option A.
policy is issued is
usually $100,000,      . The death benefit will always be the greater of the
but we may reduce        death benefit under the option you choose or the
this in some             guideline minimum death benefit.
circumstances.
                       . The death benefit will never be lower than the face
You'll find your         amount of your policy if you've chosen Option A, B or
policy's face            D. Of course, the death benefit proceeds will always
amount, which            be reduced by any outstanding loan amount.
includes any
increases or           . We'll pay the death benefit proceeds to your
decreases, in the        beneficiary when we receive proof of the deaths of
specification pages      both of the people insured by the policy.
in your policy.

                      ---------------------------------------------------------
Choosing your death    You can choose one of the following four options for
benefit option         the death benefit on your application. The graphs below
                       help you compare the options using several hypothetical examples.

                       Option A -  the        Option B - the face amount of
                       face amount of         your policy plus its accumulated
                       your policy.           value.


                       [ILLUSTRATION          [ILLUSTRATION APPEARS HERE]
                       APPEARS HERE]
                                              The death benefit changes as
                                              your policy's accumulated value
                                              changes. The better your
                                              investment options perform, the
                                              larger the death benefit will
                                              be.

                       Option C - the         Option D - the face amount of
                       face amount of         your policy multiplied by a
                       your policy plus       death benefit factor.
                       the total premiums
                       you've paid minus
                       any withdrawals or     [ILLUSTRATION APPEARS HERE]
                       distributions
                       made.                  The death benefit gradually
                                              increases over time no matter
                                              how your investment options
                       [ILLUSTRATION          perform, as long as there is
                       APPEARS HERE]          enough accumulated value to keep
                                              your policy in force.
                       The more premiums
                       you pay and the
                       less you withdraw,
                       the larger the
                       death benefit will
                       be.

                      ---------------------------------------------------------
                       How we calculate the death benefit for
                       Option D

                       If you choose Option D, we'll calculate the death benefit by multiplying the face amount by a death benefit factor. The death benefit factor is a number from 1.0 to 2.0. A factor of 1.0 means the death benefit equals the face amount. A factor of 2.0 means the death benefit is two times the face amount.

                       The factor changes on each policy anniversary and is based on the joint equal age of the people insured by the policy and the number of completed policy years. Joint equal age is a calculation that blends the ages and insurance risks of the two people insured by the policy. Generally, the death benefit factor will reach the maximum of 2.0 when joint equal age plus the number of completed policy years is between 85 and 90. You'll find more information about how we calculate joint equal age in Appendix A.

                       You'll find more information about the death benefit factor in Appendix D and in your policy.

                      ---------------------------------------------------------
The guideline          The guideline minimum death benefit is the minimum
minimum death          death benefit needed for your policy to qualify as life
benefit                insurance under Section 7702 of the Internal Revenue
                       Code. If the amount of the death benefit under the
If your policy's       option you choose is less than the guideline minimum
death benefit is       death benefit, we'll adjust your death benefit to equal
equal to the           the guideline minimum death benefit.
guideline minimum
death benefit, and     We calculate the guideline minimum death benefit by
the net amount at      multiplying the accumulated value of your policy by a
risk is more than      death benefit percentage. This percentage is based on
three times the        the age of the younger person insured by the policy,
death benefit on       and will increase over time. You'll find a table of
the policy date, we    guideline minimum death benefit percentages in Appendix
may reduce the         C.
death benefit by
making withdrawals
from your policy.

We will not charge
you our usual $25
withdrawal fee, but
the withdrawals may
be taxable. Please
turn to
Withdrawals,
surrenders and
loans for
information about
making withdrawals.

                      ---------------------------------------------------------
When we pay the        We calculate the amount of the death benefit proceeds
death benefit          as of the end of the day the last surviving person
                       insured by the policy dies. If that person dies on a
Your beneficiary       day that is not a business day, we calculate the
can choose to          proceeds as of the next business day.
receive the death
benefit proceeds in    Your policy's beneficiary must send us proof that both
a lump sum or use      people insured by the policy died while the policy was
it to buy an income    in force, along with payment instructions. If both
benefit. Please see    people insured by the policy die at the same time, or
the discussion         if it's not clear who died first, we'll assume the
about income           younger of the two died first.
benefits in General
information about      Death benefit proceeds equal the total of the death
your policy.           benefits provided by your policy and any riders you've
                       added, minus any outstanding loan amount, minus any
It is important        overdue charges.
that we have a
current address for    We'll pay interest at an annual rate of at least 4% on
your beneficiary so    the death benefit proceeds, calculated from the day the
that we can pay        last surviving person insured by the policy dies to the
death benefit          day we pay the proceeds. In some states we may pay a
proceeds promptly.     higher rate of interest if required by law.
If we cannot pay
the proceeds to
your beneficiary
within five years
of the death of the
last surviving
person insured by
the policy, we'll
be required to pay
them to the state.

THE DEATH BENEFIT

                      ---------------------------------------------------------
Comparing the death    The tables below compare the death benefits provided by
benefit options        the policy's four death benefit options. The examples
                       are intended only to show differences in death benefits and net amounts at risk. Accumulated value assumptions may not be realistic.

Example A assumes      These examples show that each death benefit option
the following:         provides a different level of protection. Keep in mind
                       that cost of insurance charges, which affect your
 . the people           policy's accumulated value, increase with the amount of
  insured by the       the death benefit, as well as over time. The cost of
  policy are male      insurance is charged at a rate per $1,000 of the
  and female non-      discounted net amount at risk. As the net amount at
  smokers, each age    risk increases, your cost of insurance increases.
  45 at the time       Accumulated value also varies depending on the
  the policy was       performance of the investment options in your policy.
  issued
 . face amount is
  $1,000,000
 . accumulated value
  at year 20 is
  $600,000
 . total premiums
  paid into the
  policy at year 20
  is $300,000
 . the death benefit
  percentage for
  the guideline
  minimum death
  benefit is 120%
 . the death benefit
  factor for Option
  D at year 20 is
  108.4%
 . the guideline
  minimum death
  benefit is
  $720,000
  (accumulated
  value times a
  death benefit
  percentage factor
  of 120%)

                       ----------------------------------------------------------------------------------------------
                       Example  A                               The death benefit is the larger
                                                                of these two amounts
                                                                -------------------------------
                       Death                                    Death benefit   Guideline       Net amount at risk
                       benefit      How it's                    under           minimum         used for cost of
                       option       calculated                  the option      death benefit   insurance charge
                       ----------------------------------------------------------------------------------------------
                       Option A     Face amount                  $1,000,000       $720,000         $396,736.94
                       Option B     Face amount plus
                                    accumulated value            $1,600,000       $720,000         $994,779.11
                       Option C     Face amount plus
                                    premiums less distributions  $1,300,000       $720,000         $695,758.03
                       Option D     Face amount times
                                    death benefit factor         $1,084,000       $720,000         $480,462.85
                       ----------------------------------------------------------------------------------------------

Example B uses the
same assumptions as
Example A, but has
an accumulated
value of
$1,400,000. Because
accumulated value
has increased, the
guideline minimum
death benefit is
now $1,680,000
($1,400,000 times a
death benefit
factor of 120%).

                       ----------------------------------------------------------------------------------------------
                       Example B                                The death benefit is the larger
                                                                of these two amounts
                                                                -------------------------------
                       Death                                    Death benefit   Guideline       Net amount at risk
                       benefit      How it's                    under           minimum         used for cost of
                       option       calculated                  the option      death benefit   insurance charge
                       ----------------------------------------------------------------------------------------------
                       Option A    Face amount                  $1,000,000      $1,680,000        $274,518.06
                       Option B    Face amount plus
                                   accumulated value            $2,400,000      $1,680,000        $992,168.66
                       Option C    Face amount plus
                                   premiums less distributions  $1,300,000      $1,680,000        $274,518.06
                       Option D    Face amount times
                                   death benefit factor         $1,084,000      $1,680,000        $274,518.06
                       ----------------------------------------------------------------------------------------------

                      ---------------------------------------------------------
Changing your death    You can change your death benefit option after your
benefit option         fifth policy year. Here's how it works:

We will not change     . You can change the death benefit once in any policy
your death benefit       year.
option if it means     . You must send us your request in writing.
your policy will be    . You can only change to Option A or Option B.
treated as a           . The change will become effective on the first monthly
modified endowment       payment date after we receive your request. If we
contract, unless         receive your request on a monthly payment date, we'll
you've told us in        process it that day.
writing that this      . The face amount of your policy will change by the
would be acceptable      amount needed to make the death benefit under the new
to you. Modified         option equal the death benefit under the old option
endowment contracts      just before the change. We will not let you change
are discussed in         the death benefit if doing so means the face amount
Variable life            of your policy will become less than $100,000. We may
insurance and your       waive this minimum amount under certain
taxes.                   circumstances.
                       . Changing the death benefit option can also affect the
Net amount at risk       monthly cost of insurance charge since this charge
is the difference        varies with the net amount at risk.
between the death      . The new death benefit option will be used in all
benefit that would       future calculations.
be payable if both
people insured by
the policy died,
and the accumulated
value of your
policy.

                      ---------------------------------------------------------
Decreasing the face    You can decrease your policy's face amount starting on
amount                 the first policy anniversary as long as we approve it.
                       Here's how it works:
Decreasing the face
amount may affect      . You can decrease the face amount as long as at least
your policy's tax        one of the people insured by the policy is still
status. To ensure        living.
your policy            . You can only decrease the face amount once in any
continues to             policy year.
qualify as life        . You must send us your request in writing while your
insurance, we might      policy is in force.
be required to         . The decrease will become effective on the first
return part of your      monthly payment date after we receive your request.
premium payments to      If we receive your request on a monthly payment date,
you, or make             we'll process it that day.
distributions from     . Decreasing the face amount can affect the monthly
the accumulated          cost of insurance charge since this charge varies
value, which may be      with the net amount at risk.
taxable.               . We can refuse your request to make the face amount
                         less than $100,000. We can waive this minimum amount
We will not              in certain situations, such as group or sponsored
decrease the face        arrangements.
amount if it means
your policy will be    If you decrease your face amount in the first 10 years
treated as a           of the policy, we'll deduct a surrender charge from
modified endowment     your policy's accumulated value. Please turn to
contract, unless       Withdrawals, surrenders and loans for information about
you've told us in      how we calculate surrender charges.
writing that this
would be acceptable
to you.

For more
information, please
see Variable life
insurance and your
taxes.

                      ---------------------------------------------------------
Optional riders
                       There are six optional riders that provide extra
We offer other         benefits, some at additional cost. Not all riders are
variable life          available in every state, and some riders may only be
insurance policies     added when you apply for your policy.
which provide
insurance              . Last survivor added protection benefit
protection on the        Provides level or varying term insurance on the two
lives of two people      people insured by the policy.
or on the life of
one person. The        . Individual annual renewable term rider
loads and charges        Provides level or varying term insurance on either or
on these policies        both people insured by the policy.
may be different.
Combining a policy     . Enhanced policy split option rider
and a rider,             Available only to married couples, it splits the
however, may be          policy into two individual policies without evidence
more economical          of insurability under certain circumstances.
than adding another
policy. It may also    . Policy split option rider
be more economical       Splits the policy into two individual policies with
to provide an            evidence of insurability.
amount of insurance
coverage through a     . Accelerated living benefits rider
policy alone.            Gives the policy owner access to a portion of the
                         policy's death benefit if the last surviving person insured by the policy has been diagnosed with a terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states).

                       . Estate tax repeal rider

Ask your registered      Gives the policy owner a conditional right to return
representative for       the policy to us and receive its accumulated value
more information         less any outstanding loan amount, plus a refund of
about the riders         certain loads and charges.
available with the
policy, or about       Certain restrictions may apply and are described in the
other kinds of life    rider or benefit. We'll add any rider charges to the
insurance policies     monthly charge we deduct from your policy's accumulated
offered by Pacific     value.
Life.

There may be tax
consequences if you
exercise your
rights under the
Accelerated living
benefits rider, the
Estate tax repeal
rider, or either of
the two Policy
split option
riders. Please see
Variable life
insurance and your
taxes for more
information.

Samples of the
provisions for the
extra optional
benefits are
available from us
upon written
request.

HOW PREMIUMS WORK

                       Your policy gives you the flexibility to choose the amount and frequency of your premium payments.


The amount,            We usually set the amount of your first premium
frequency, and         payment. You can schedule the amount and frequency of
period of time over    remaining premium payments within certain limits. Each
which you make         premium payment must be at least $50.
premium payments
may affect whether     We deduct a premium load from each premium payment, and
your policy will be    then allocate your net premium to the investment
classified as a        options you've chosen. Depending on the performance of
modified endowment     your investment options, and on how many withdrawals,
contract, or no        loans or other policy features you've taken advantage
longer qualifies as    of, you may need to make additional premium payments to
life insurance for     keep your policy in force.
tax purposes. See
Variable life
insurance and your
taxes for more
information.

                      ---------------------------------------------------------
Your first premium     We usually require you to make a minimum initial
payment                premium payment that's equal to at least 25% of the sum
                       of your premium load and your policy's monthly charges for the first year.

                       The amount of the monthly charge and premium load are calculated based on your policy's face amount and the age, smoking status, gender (unless unisex cost of insurance rates apply), and risk classes of the people insured by your policy.

                       We describe premium load later in this section. You'll find an explanation of the monthly charge in Your policy's accumulated value.

                       If we do not receive the minimum initial premium payment within 20 days after we issue your policy, we can cancel the policy and refund any partial premium payment you've made. We may waive the 20 day requirement in some cases.

                      ---------------------------------------------------------
Planned periodic       You can schedule the amount and frequency of your
premium payments       premium payments. We refer to scheduled premium
                       payments as your planned periodic premium. Here's how
                       it works:
Even if you pay all
your premiums when     . On your application, you choose a fixed amount of at
they're scheduled,       least $50 for each premium payment.
your policy could
lapse if the           . You indicate whether you want to make premium
accumulated value,       payments annually, semi-annually, or quarterly. You
less any                 can also choose monthly payments using our monthly
outstanding loan         Uni-check plan, which is described below.
amount, is not
enough to pay your     . We send you a notice to remind you of your scheduled
monthly charges.         premium payment (except for monthly Uni-check
Turn to Your             payments, which are paid automatically). While you do
policy's                 not have to make the premium payments you've
accumulated value        scheduled, not making a premium payment may have an
for more                 impact on any financial objectives you may have set
information.             for your policy's accumulated value and death
                         benefit, and could cause your policy to lapse.

                       . We'll treat any payment you make during the life of
                         your policy as a premium, not as a loan repayment, unless you tell us otherwise.

                       Monthly Uni-check plan
                       Once you've made your first premium payment, you can make monthly premium payments using our Uni-check plan. Here's how it works:

                       . you authorize us to withdraw a specified amount from
                         your checking account each month

                       . you can choose any day between the 4th and 28th of
                         the month

                       . if you do not specify a day for us to make the
                         withdrawal, we'll withdraw the premium payment on your policy's monthly anniversary. If your policy's monthly anniversary falls on the 1st, 2nd or 3rd of the month, we'll withdraw the payment on the 4th of each month.

                      ---------------------------------------------------------
Deductions from
your premiums
                       We deduct a premium load from each premium payment you
Your net premium is    make. The load is made up of three charges:
your premium
payment less the       Sales load
premium load.          During the first 10 years of your policy, we deduct a
                       5% sales load from each premium payment you make. The sales load is reduced to 3% after the 10th policy year.

                       This charge helps pay for the cost of distributing our policies and is guaranteed not to increase. If our sales and distribution expenses are more than the sales load, we can recover these expenses from other charges, such as the mortality and expense risk charge and the surrender charge, and from any mortality gains.

                       State and local tax charge
                       We deduct 2.35% from each premium payment to pay state and local premium and other taxes. The actual taxes we pay vary from state to state, and in some instances, among municipalities. This rate approximates the average rate we pay for all states. We do not expect to profit from this charge, and do not expect to change the rate unless the rate we pay increases.

                       Federal tax charge
                       We deduct 1.50% from each premium payment to pay federal taxes. We reserve the right to change this rate to respond to changes in law.

                      ---------------------------------------------------------
Allocating your
premiums
                       We generally allocate your net premiums to the
There are special      investment options you've chosen on your application on
restrictions when      the day we receive them. We currently limit your
allocating premiums    allocations to 20 investment options at one time.
to the Fixed LT
account.               When we allocate your first premium depends on the
                       state where you signed your policy application. If you
Please turn to Your    signed your application in a state that requires us to
investment options     return the premiums you've paid, we'll hold your net
for more               premiums in the Money Market investment option until
information about      the free look transfer date, and then transfer them to
the investment         the investment options you've chosen.
options.

                       If you signed your application in a state that requires refunds to be based on accumulated value, we allocate net premiums to the investment options you've chosen on the day we receive them or your policy date, if later.

HOW PREMIUMS WORK

                      ---------------------------------------------------------
Limits on the          Federal tax law puts limits on the amount of premium
premium payments       payments you can make in relation to your policy's
you can make           death benefit. These limits apply in the following
                       situations:

Before you buy a      . If accepting the premium means your policy will no
policy, you can ask     longer qualify as life insurance for federal income
us or your              tax purposes.
registered
representative for     The total amount you can pay in premiums and still have
a personalized         your policy qualify as life insurance is your policy's
illustration that      guideline premium limit. The sum of the premiums paid,
will show you the      less any withdrawals, at any time cannot exceed the
guideline single       guideline premium limit, which is the greater of:
premium and
guideline level        . the guideline single premium or
annual premiums.       . the sum of the guideline level annual premiums.

                       Your policy's guideline single premium and guideline level annual premiums appear on your policy's specification pages.

                       We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your policy's guideline premium limit. If we find that you've exceeded your guideline premium limit, we may remove all or part of a premium you've paid from your policy as of the day we applied it, and return it to you. We'll adjust the death benefit retroactively to that date to reflect the reduction in premium payments.

You'll find a         . If applying the premium in that policy year means your
detailed discussion     policy will become a modified endowment contract.
of modified
endowment contracts    A life insurance policy will become a modified
in Variable life       endowment contract if the sum of premium payments made
insurance and your     during the first seven contract years, less a portion
taxes.                 of withdrawals, exceeds the seven-pay limit defined in
                       Section 7702A of the Internal Revenue Code.

                       Unless you've told us in writing that you want your policy to become a modified endowment contract, we'll remove all or part of the premium payment from your policy as of the day we applied it and return it to you. We'll also adjust the death benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 20 days before your policy anniversary, we'll hold it and apply it to your policy on the anniversary date.

                       In both of these situations, if we remove an excess premium from your policy, we'll return the premium amount to you no later than 60 days after the end of that policy year. We may adjust the amount for interest or for changes in accumulated value that relate to the amount of the excess premium payment we're returning to you.

                       If we do not return the premium amount to you within that time, we'll increase your policy's death benefit retroactively, to the day we applied the premium, and prospectively, so that it's always the amount necessary to ensure your policy qualifies as life insurance, or to prevent it from becoming a modified endowment contract. If we increase your death benefit, we'll adjust cost of insurance or rider charges retroactively and prospectively to reflect the increase.

Net amount at risk    . If applying the premium payment to your policy will
is the difference       increase the net amount at risk. This will happen if
between the death       your policy's death benefit is equal to the guideline
benefit that would      minimum death benefit or would be equal to it once we
be payable if both      applied your premium payment.
people insured by
the policy died and    We may choose to accept your premium payment in this
the accumulated        situation, but before we do so, we may require
value of your          satisfactory evidence of the insurability of the two
policy.                people insured by the policy.

                       We will not accept premium payments after the youngest person insured by the policy reaches age 100.

YOUR POLICY'S ACCUMULATED VALUE

Accumulated value      Accumulated value is the value of your policy on any
is used as the         business day.
basis for
determining policy     We use it to calculate how much money is available to
benefits and           you for loans and withdrawals, and how much you'll
charges.               receive if you surrender your policy. It also affects
                       the amount of the death benefit if you choose a death benefit option that's calculated using accumulated value.

                       The accumulated value of your policy is not guaranteed - it depends on the performance of the investment options you've chosen, the premium payments you've made, policy charges and how much you've borrowed or withdrawn from the policy.

                      ---------------------------------------------------------
Calculating your       Your policy's accumulated value is the total amount
policy's               allocated to the variable investment options and the
accumulated value      fixed options, plus the amount in the loan account.

                       We determine the value allocated to the variable investment options on any business day by multiplying the number of accumulation units for each variable investment option credited to your policy on that day, by the variable investment option's unit value at the end of that day. The process we use to calculate unit values for the variable investment options is described in Your investment options.

                      ---------------------------------------------------------
Monthly deductions     We deduct a monthly charge from your policy's
                       accumulated value in the investment options each
If there is not        monthly payment date.
enough accumulated
value to pay the       Unless you tell us otherwise, we deduct the monthly
monthly charge,        charge from the investment options that make up your
your policy could      policy's accumulated value, in proportion to the
lapse. The             accumulated value you have in each option. This charge
performance of the     is made up of three charges:
investment options
you choose, not        Cost of insurance
making planned         This charge is for providing you with life insurance
premium payments,      protection. Like other policy charges, we may profit
or taking out a        from the cost of insurance charge and may use these
loan all affect the    profits for any lawful purpose such as the payment of
accumulated value      distribution and administrative expenses.
of your policy.
                       There are maximum or guaranteed cost of insurance rates
You'll find a          associated with your policy. When the younger of the
discussion about       two people insured by your policy reaches age 100, the
when your policy       guaranteed cost of insurance rate is zero - in other
might lapse, and       words, you no longer pay any cost of insurance.
what you can do to
reinstate it, later    The guaranteed rates include the insurance risks
in this section.       associated with insuring two people. They are
                       calculated using 1980 Commissioners Standard Ordinary
                       Mortality Tables or the 1980 Commissioners Ordinary
                       Mortality Table B, which are used for unisex cost of insurance rates. The rates are also based on the ages, gender and risk classes of the people insured by the policy unless unisex rates are required.

                       Our current cost of insurance rates are based on the ages, risk classes and genders (unless unisex rates are required) of the two people insured by the policy. These rates generally increase as the ages of the two people increase, and they vary with the number of years the policy has been in force. Our current rates are lower than the guaranteed rates and they will not exceed the guaranteed rates in the future.

YOUR POLICY'S ACCUMULATED VALUE

                      ---------------------------------------------------------
                       How we calculate cost of insurance

                       We calculate cost of insurance by multiplying the current cost of insurance rate by a discounted net amount at risk at the beginning of each policy month.

                       Net amount at risk for the cost of insurance calculation is the difference between a discounted death benefit that would be payable if both people insured by the policy died, and the accumulated value of your policy. We calculate it in two steps:

                       . Step 1: we divide the death benefit that would be
                         payable at the beginning of the policy month by 1.00327374.

                       . Step 2: we subtract your policy's accumulated value
                         at the beginning of the policy month from the amount we calculated in step 1.

                       Administrative charge
                       We deduct a charge of $16 a month during the first five policy years to help cover the costs of administering and maintaining our policies. After five policy years, we reduce this charge to $6 a month. We guarantee that this charge will not increase. When the younger of the two people insured by the policy reaches age 100, the administrative charge is zero - in other words, you no longer pay any administrative charge.

                       If you buy additional Pacific Select Estate Preserver policies that insure the same two people, we will not deduct the administrative charge from the additional policies. Instead, we'll deduct $200 from each policy's first premium payment to help cover our processing costs.

                       Mortality and expense risk charge
                       Mortality risk is the chance that the people insured by policies we've issued do not live as long as expected. This means the cost of insurance charges specified in the policies may not be enough to pay out actual claims.

                       Expense risk is the chance that our actual administrative and operating expenses are more than expenses we expected.

                       The mortality and expense risk charge helps compensate us for these risks. It has two components, which are described in the box on the following page. We guarantee this charge will not increase.

                       Charges for optional riders
                       If you add any riders to your policy, we add any charges for them to your monthly charge.

An example            ---------------------------------------------------------
                       How we calculate the mortality and expense risk charge

For a policy with:     The mortality and expense risk charge has two
 . a joint equal age    components: a face amount component and an accumulated
  of 50                value component.
 . a face amount of
  $100,000             . Face amount component We deduct a face amount
 . accumulated value      component every month during the first 10 policy
  of $60,000 after       years, at a rate that is based on the joint equal age
  deducting any          on the policy date and each $1,000 of the initial
  outstanding loan       face amount of your policy. The rates for the face
  amount.                amount component are shown in Appendix B. Joint equal
                         age is a calculation that combines the ages and
The monthly charge       insurance risks of the two people insured by the
for the face amount      policy, and is explained in Appendix A.
component is $10.20
(($100,000 / 1,000)    . Accumulated value component We deduct an accumulated
X 0.102).                value component every month during the first 20
                         policy years at an annual rate of 0.30% (0.025%
The monthly charge       monthly) of your policy's accumulated value in the
for the accumulated      investment options. During policy years 21 and
value component is       thereafter, we reduce the annual rate to 0.10%
$15 ($60,000 X           (0.008333% monthly) of the accumulated value. For the
0.025%). The charge      purposes of this charge, the amount of accumulated
in policy year 21        value is calculated on the monthly payment date after
(and thereafter)         we deduct the cost of insurance and charges for any
would be $5              optional riders.
($60,000 X
 .008333%) if the
policy's
accumulated value
was $60,000.

                      ---------------------------------------------------------
Lapsing and            Your policy will lapse if there is not enough
reinstatement          accumulated value, after subtracting any outstanding
                       loan amount, to cover the monthly charge on the day we make the deduction. Your policy's accumulated value is affected by the following:

                       . loans or withdrawals you make from your policy . not making planned premium payments
                       . the performance of your investment options
                       . charges under the policy.

                       There is no guarantee that your policy will not lapse even if you pay your planned periodic premium.

                       If there is not enough accumulated value to pay the total monthly charge, we deduct the amount that's available and send you, and anyone you've assigned your policy to, a notice telling you the minimum amount you have to pay to keep your policy in force. This minimum amount is equal to three times the monthly charge that was due on the monthly payment date when there was not enough accumulated value to pay the charge.

                       We'll give you a grace period of 61 days from when we send the notice to pay the required premium. Your policy will remain in force during the grace period.

                       If you do not make the minimum payment
                       If we do not receive your payment within the grace period, your policy will lapse with no value. This means we'll end your life insurance coverage.

YOUR POLICY'S ACCUMULATED VALUE

                       If you make the minimum payment
                       If we receive your payment within the grace period, we'll allocate your net premium to the investment options you've chosen and deduct the monthly charge from your investment options in proportion to the accumulated value you have in each option.

Remember to tell us    If your policy is in danger of lapsing and you have an
if a payment is a      outstanding loan amount, you may find that making the
premium payment or     minimum payment would cause the total premiums paid to
a loan repayment.      exceed the maximum amount for your policy's face amount
                       under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your policy from lapsing, you'll have to repay a portion of your outstanding loan amount.

                       How to avoid future lapsing
                       To stop your policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a loan, you may want to repay a portion if it.

                       Paying death benefit proceeds during the grace period If the last surviving person insured by the policy dies during the grace period, we'll pay death benefit proceeds to your beneficiary. We'll reduce the payment by any unpaid monthly charges and any outstanding loan amount.

                       Reinstating a lapsed policy
                       If your policy lapses, you have five years from the end of the grace period to apply for a reinstatement. We'll reinstate it if you send us the following:

                       . a written application

                       . evidence satisfactory to us that the two people
                         insured by the policy are still insurable

                       . a premium payment sufficient to keep your policy in
                         force for three months after the day your policy is reinstated

                       . payment of all unpaid monthly charges that were due
                         in the grace period.

                       We'll reinstate your policy as of the first monthly payment date on or after the day we approve the reinstatement. When we reinstate your policy, its accumulated value will be the same as it was on the day your policy lapsed. We'll allocate it according to your most recent premium allocation instructions.

                       Reinstating a lapsed policy with an outstanding loan amount
                       If you had an outstanding loan amount when your policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your policy. There are special rules that apply to reinstating a policy with an outstanding loan amount:

                       . If we reinstate your policy on the first monthly
                         payment date that immediately follows the lapse, we'll also reinstate the loan amount that was outstanding the day your policy lapsed.

                       . If we reinstate your policy on any monthly payment
                         date other than the monthly payment date that immediately follows the lapse, we'll deduct the outstanding loan amount from your policy's accumulated value. This means you will no longer have an outstanding loan amount when your policy is reinstated.

YOUR INVESTMENT OPTIONS

                       This section tells you about the investment options available under your policy and how they work.

                       We put your premium payments in our general and
You can change your    separate accounts. We own the assets in our accounts
premium allocation     and allocate your premiums, less any charges, to the
instructions by        investment options you've chosen. Amounts allocated to
writing or sending     the fixed options are held in our general account.
a fax. If we have      Amounts allocated to the variable investment options
your completed         are held in our separate account.
telephone and
electronic             You choose your initial investment options on your
authorization form     application. If you choose more than one investment
on file, you can       option, you must tell us the dollar amount or
call us at 1-800-      percentage you want to allocate to each option. You can
800-7681 or submit     change your premium allocation instructions at any
a request              time.
electronically
through your           The investment options you choose, and how they
appointed agent. Or    perform, will affect your policy's accumulated value
you can ask your       and may affect the death benefit. Please review the
registered             investment options carefully and ask your registered
representative to      representative to help you choose the right ones for
contact us.            your goals and tolerance for risk. Make sure you
                       understand any costs you may pay directly and
You'll find            indirectly on your investment options because they will
information about      affect the value of your policy.
when we allocate
net premiums to
your investment
options in How
premiums work.

Your policy's
accumulated value
may be allocated to
up to 20 investment
options at any one
time.

                      ---------------------------------------------------------
Variable investment
options                You can choose from 31 variable investment options.
                       Each variable investment option is set up as a variable
Variable investment    account under our separate account and invests in a
options are also       corresponding portfolio of the Pacific Select Fund.
known as variable      Each portfolio invests in different securities and has
accounts. These        its own investment goals, strategies and risks. The
variable accounts      value of each portfolio will fluctuate with the value
are divisions of       of the investments it holds, and returns are not
our separate           guaranteed. Your policy's accumulated value will
account. We bear       fluctuate depending on the investment options you've
the direct             chosen. You bear the investment risk of any variable
operating expenses     investment options you choose.
of our separate
account. For more      The following chart is a summary of the Pacific Select
information about      Fund portfolios. You'll find detailed descriptions of
how these accounts     the portfolios in the Pacific Select Fund prospectus
work, see              that accompanies this prospectus. There's no guarantee
About Pacific Life.    that a portfolio will achieve its investment objective.
                       You should read the fund prospectus carefully before investing.
We're the
investment adviser
for the Pacific
Select Fund. We
oversee the
management of all
the fund's
portfolios, and
manage two of the
portfolios
directly. We've
retained other
portfolio managers
to manage the other
portfolios.

YOUR INVESTMENT OPTIONS


PORTFOLIO                INVESTMENT GOAL           THE PORTFOLIO'S                        PORTFOLIO
                                                   MAIN INVESTMENTS                       MANAGER

Blue Chip                Long-term growth of       Equity securities of "blue chip"       A I M Capital
                         capital. Current income   companies--typically large companies   Management, Inc.
                         is of secondary           that are well established in their
                         importance.               respective industries.


Aggressive Growth        Long-term growth of       Equity securities of small- and        A I M Capital
                         capital.                  medium-sized growth companies.         Management, Inc.



Aggressive Equity        Capital appreciation.     Equity securities of small emerging-   Alliance Capital
                                                   growth companies and medium-sized      Management L.P.
                                                   companies.



Emerging Markets         Long-term growth of       Equity securities of companies that    Alliance Capital
                         capital.                  are located in countries generally     Management L.P.
                                                   regarded as "emerging market"
                                                   countries.



Diversified Research     Long-term growth of       Equity securities of U.S. companies    Capital Guardian
                         capital.                  and securities whose principal markets Trust Company
                                                   are in the U.S.



Small-Cap Equity         Long-term growth of       Equity securities of smaller and       Capital Guardian
                         capital.                  medium-sized companies.                Trust Company




International Large-Cap  Long-term growth of       Equity securities of non-U.S.          Capital Guardian
                         capital.                  companies and securities whose         Trust Company
                                                   principal markets are outside of the
                                                   U.S.


Equity                   Capital appreciation.     Equity securities of large U.S.        Goldman Sachs
                         Current income is of      growth-oriented companies.             Asset Management
                         secondary importance.



I-Net Tollkeeper         Long-term growth of       Equity securities of companies which   Goldman Sachs
                         capital.                  use, support, or relate directly or    Asset Management
                                                   indirectly to use of the Internet.
                                                   Such companies include those in the
                                                   media, telecommunications, and
                                                   technology sectors.

Financial Services       Long-term growth of       Equity securities in the financial     INVESCO
                         capital.                  services sector. Such companies        Funds Group, Inc.
                                                   include banks, insurance companies,
                                                   brokerage firms and other finance-
                                                   related firms.


Health Sciences          Long-term growth of       Equity securities in the health        INVESCO
                         capital.                  sciences sector. Such companies        Funds Group, Inc.
                                                   include medical equipment or supplies,
                                                   pharmaceuticals, health care
                                                   facilities and other health sciences-
                                                   related firms.

Technology               Long-term growth of       Equity securities in the technology    INVESCO
                         capital.                  sector. Such companies include         Funds Group, Inc.
                                                   biotechnology, communications,
                                                   computers, electronics, Internet
                                                   telecommunications, networking,
                                                   robotics, video and other technology-
                                                   related firms.

Telecommunications       Long-term growth of       Equity securities in the               INVESCO
                         capital. Current income   telecommunications sector. Such as     Funds Group, Inc.
                         is of secondary           companies that offer telephone
                         importance.               service, wireless communications,
                                                   satellite communications, television
                                                   and movie programming, broadcasting
                                                   and Internet access.

Multi-Strategy           High total return.        A mix of equity and fixed income       J.P. Morgan
                                                   securities.                            Investment
                                                                                          Management Inc.



Equity Income            Long-term growth of       Equity securities of large and medium- J.P. Morgan
                         capital and income.       sized dividend-paying U.S. companies.  Investment
                                                                                          Management Inc.



Strategic Value          Long-term growth of       Equity securities with the potential   Janus Capital
                         capital.                  for long-term growth of capital.       Corporation

PORTFOLIO               INVESTMENT GOAL           THE PORTFOLIO'S                        PORTFOLIO
                                                  MAIN INVESTMENTS                       MANAGER

Growth LT               Long-term growth of       Equity securities of a large number of Janus Capital
                        capital consistent with   companies of any size.                 Corporation
                        the preservation of
                        capital.


Focused 30              Long-term growth of       Equity securities selected for their   Janus Capital
                        capital.                  growth potential.                      Corporation



Mid-Cap Value           Capital appreciation.     Equity securities of medium-sized U.S. Lazard Asset
                                                  companies believed to be undervalued.  Management



International Value     Long-term capital         Equity securities of companies of any  Lazard Asset
                        appreciation primarily    size located in developed countries    Management
                        through investment in     outside of the U.S.
                        equity securities of
                        corporations domiciled in
                        countries other than the
                        U.S.

Capital Opportunities   Long-term growth of       Equity securities with the potential   MFS Investment
                        capital.                  for long-term growth of capital.       Management



Mid-Cap Growth          Long-term growth of       Equity securities of medium-sized      MFS Investment
                        capital.                  companies believed to have above-      Management
                                                  average growth potential.



Global Growth           Long-term growth of       Equity securities of any size located  MFS Investment
                        capital.                  within and outside of the U.S.         Management



Equity Index            Investment results that   Equity securities of companies that    Mercury Advisors
                        correspond to the total   are included in the Standard & Poor's
                        return of common stocks   500 Composite Stock Price Index.
                        publicly traded in the
                        U.S.

Small-Cap Index         Investment results that   Equity securities of companies that    Mercury Advisors
                        correspond to the total   are included in the Russell 2000 Small
                        return of an index of     Stock Index.
                        small capitalization
                        companies.


REIT                    Current income and long-  Equity securities of U.S. and non-U.S. Morgan Stanley
                        term capital              companies principally engaged in the   Asset Management
                        appreciation.             U.S. real estate industry.



Inflation Managed       Maximize total return     Inflation-indexed bonds of varying     Pacific
 (formerly called       consistent with prudent   maturities issued by the U.S. and non  Investment
 Government Securities) investment management.    U.S. governments, their agencies and   Management
                                                  government sponsored enterprises, and  Company
                                                  corporations, forward contracts and
                                                  derivative instruments relating to
                                                  such securities.

Managed Bond            Maximize total return     Medium and high-quality fixed income   Pacific
                        consistent with prudent   securities with varying terms to       Investment
                        investment management.    maturity.                              Management
                                                                                         Company


Money Market            Current income consistent Highest quality money market           Pacific Life
                        with preservation of      instruments believed to have limited
                        capital.                  credit risk.



High Yield Bond         High level of current     Fixed income securities with lower and Pacific Life
                        income.                   medium-quality credit ratings and
                                                  intermediate to long terms to
                                                  maturity.



Large-Cap Value         Long-term growth of       Equity securities of large U.S.        Salomon Brothers
                        capital. Current income   companies.                             Asset Management
                        is of secondary                                                  Inc
                        importance.

YOUR INVESTMENT OPTIONS

An example
                       Calculating unit values
You ask us to          When you choose a variable investment option, we credit
allocate $6,000 to     your policy with accumulation units. The number of
the Government         units we credit equals the amount we've allocated
Securities             divided by the unit value of the variable account.
investment option      Similarly, the number of accumulation units in your
on a business day.     policy will be reduced when you make a transfer,
At the end of that     withdrawal or loan from a variable investment option,
day, the unit value    and when your monthly charges are deducted.
of the variable
account is $15.        The value of an accumulation unit is the basis for all
We'll credit your      financial transactions relating to the variable
policy with 400        investment options. We calculate the unit value for
units ($6,000          each variable account once every business day, usually
divided by $15).       at or about 4:00 p.m. Eastern time.

The value of an        Generally, for any transaction, we'll use the next unit
accumulation unit      value calculated after we receive your written request.
is not the same as     If we receive your written request before 4:00 p.m.
the value of a         Eastern time, we'll use the unit value calculated as of
share in the           the end of that business day. If we receive your
underlying             request on or after 4:00 p.m. Eastern time, we'll use
portfolio.             the unit value calculated as of the end of the next
                       business day.
For information
about timing of        If a scheduled transaction falls on a day that is not a
transactions, see      business day, we'll process it as of the end of the
Pacific Select         next business day. For your monthly charge, we'll use
Estate Preserver       the unit value calculated on your monthly payment date.
basics.                If your monthly payment date does not fall on a
                       business day, we'll use the unit value calculated as of the end of the next business day.

                       The unit value calculation is based on the following:

                       . the investment performance of the underlying
                         portfolio
                       . any dividends or distributions paid by the underlying
                         portfolio
                       . any charges for any taxes that are, or may become,
                         associated with the operation of the variable account.

                       The unit value of a variable account will change with the value of its corresponding Pacific Select Fund portfolio. Changes in the unit value of a variable account will not change the number of accumulation units credited to your policy.

                       A look at performance
                       Performance information may appear in advertisements, sales literature, or reports to policy owners or prospective buyers.

                       Information about the performance of any variable account of the separate account reflects only the performance of a hypothetical policy. The calculations are based on allocating the hypothetical policy's accumulated value to the variable account during a particular time period.

                       Performance information is no guarantee of how a variable account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the fund in which the variable account invests, and the market conditions during the period of time that's shown.

                       We may show performance information in any way that's allowed under the law that applies to it. This may include presenting a change in accumulated value due to the performance of one or more variable accounts, or as a change in a policy owner's death benefit.

                       We may show performance as a change in accumulated value over time or in terms of the average annual compounded rate of return on accumulated value. This would be based on allocating premium payments for a hypothetical policy to a particular variable account over certain periods of time, including one year, or from the day the variable account started operating. If a portfolio has existed for longer than its corresponding variable account, we may also show the hypothetical returns that the variable account would have achieved had it invested in the portfolio from the day the portfolio started operating.

                       Performance may reflect the deduction of all policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different death benefit options will result in different expenses for the cost of insurance, and the varying expenses will result in different accumulated values.

                       Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the policy is surrendered and do not reflect any deduction of the surrender charge.

                       In our advertisements, sales literature and reports to policy owners, we may compare performance information for a variable account to:

                       . other variable life separate accounts, mutual funds,
                         or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria
                       . the Consumer Price Index, to assess the real rate of
                         return from buying a policy by taking inflation into consideration.

                       Reports and promotional literature may also contain our rating or a rating of our claims-paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

You'll find more       Fees and expenses paid by the Pacific Select Fund
about Pacific          The Pacific Select Fund pays advisory fees and other
Select Fund fees       expenses. These are deducted from the assets of the
and expenses in An     fund's portfolios and may vary from year to year. They
overview of Pacific    are not fixed and are not part of the terms of your
Select Estate          policy. If you choose a variable investment option,
Preserver.             these fees and expenses affect you indirectly because
                       they reduce portfolio returns. The fund is governed by its own Board of Trustees.

YOUR INVESTMENT OPTIONS

                      ---------------------------------------------------------
Fixed options
                       You can also choose from two fixed options: the Fixed
The fixed options      account and the Fixed LT account. The fixed options
are not securities,    provide a guaranteed minimum annual rate of interest.
so they do not fall    The amounts allocated to the fixed options are held in
under any              our general account.
securities act. For
this reason, the       Here are some things you need to know about the fixed
SEC has not            options:
reviewed the
disclosure in this     . Accumulated value allocated to the fixed options earn
prospectus about         interest on a daily basis, using a 365-day year. Our
these options.           minimum annual interest rate is 4%.
However, other         . We may offer a higher annual interest rate on the
federal securities       fixed options. If we do, we'll guarantee the higher
laws may apply to        rate for one year.
the accuracy and       . There are no investment risks or direct charges.
completeness of the    . There are limitations on when and how much you can
disclosure about         transfer from the fixed options. These limitations
these options. For       are described below in Transferring among investment
more information         options.
about the general      . We may limit the total amount you allocate to the
account, see About       Fixed LT account for all Pacific Life policies you
Pacific Life.            own to $1,000,000 in any 12-month period, and
                         transfer any amount over $1,000,000 to your other investment options according to your most recent instructions. We may increase the $1,000,000 limit at any time at our sole discretion. You should contact us to find out if a higher limit is in effect.

                      ---------------------------------------------------------
Transferring among
investment options     You can transfer among your investment options any time
                       during the life of your policy without triggering any
If your state          current income tax. You can make transfers by writing
requires us to         to us, by making a telephone or electronic transfer, or
refund your            by signing up for one of our automatic transfer
premiums when you      programs. You'll find more information about making
exercise your right    telephone and electronic transfers in Pacific Select
to cancel, you can     Estate Preserver basics.
make transfers and
use transfer
programs only after    Transfers will normally be effective as of the end of
the free look          the business day we receive your written, telephone or
transfer date. For     electronic request.
more information,
please see Pacific     Here are some things you need to know about making
Select Estate          transfers:
Preserver basics.
                       . Your policy's accumulated value may be invested in up
                         to 20 investment options at one time.
                       . If you're making transfers between variable
If you live in           investment options, there is no minimum amount
Connecticut,             required and you can make as many transfers as you
Georgia, Maryland,       like.
North Carolina,        . You can make transfers from the variable investment
North Dakota, or         options to the fixed options only in the policy month
Pennsylvania, you        right before each policy anniversary.
can make a transfer    . You can only make one transfer from each fixed option
to the fixed             in any 12-month period, except if you've signed up
options any time         for the first year transfer program.
during the first 18    . You can only transfer up to the greater of $5,000 or
months of your           25% of your policy's accumulated value in the Fixed
policy.                  account in any 12-month period.
                       . You can only transfer up to the greater of $5,000 or
You'll find more         10% of your policy's accumulated value in the Fixed
about the first          LT account in any 12-month period.
year transfer          . Currently, there is no charge for making a transfer
program later in         but we may charge you in the future.
this section.          . There is no minimum required value for the investment
                         option you're transferring to or from.
                       . You cannot make a transfer if your policy is in the
                         grace period and is in danger of lapsing.
                       . We can restrict or suspend transfers.
                       . We may choose to impose limits on transfer amounts,
                         the value of the investment options you're transferring to or from, or the number and frequency of transfers you can make.

                      ---------------------------------------------------------
Transfer programs      We offer three programs that allow you to make
                       automatic transfers of accumulated value from one investment option to another. Under the dollar cost averaging and portfolio rebalancing programs, you can transfer among the variable investment options. Under the first year transfer program, you can make transfers from the Fixed account to the Fixed LT account and the variable investment options.

Since the value of     Dollar cost averaging program
accumulation units     Our dollar cost averaging program allows you to make
can change, more       scheduled transfers of $50 or more between variable
units are credited     investment options. It does not allow you to make
for a scheduled        transfers to or from either of the fixed options.
transfer when unit     Here's how the program works:
values are lower,
and fewer units
when unit values       . You need to complete a request form to enroll in the
are higher. This         program. You may enroll by telephone or
allows you to            electronically if you have a completed telephone and
average the cost of      electronic authorization form on file.
investments over       . You must have at least $5,000 in a variable
time. Investing          investment option to start the program.
this way does not      . We'll automatically transfer accumulated value from
guarantee profits        one variable investment option to one or more of the
or prevent losses.       other variable investment options you've selected.
                       . We'll process transfers as of the end of the business
                         day on your policy's monthly, quarterly, semi-annual or annual anniversary, depending on the interval you've chosen. We will not make the first transfer until after the free look transfer date in states that require us to return your premiums if you exercise your right to cancel your policy.
                       . We will not charge you for the dollar cost averaging
                         program or for transfers made under this program, even if we decide to charge you in the future for transfers outside of the program, except if we have to by law.
                       . We have the right to discontinue, modify or suspend
                         the program at any time.

                       We'll keep making transfers at the intervals you've chosen until one of the following happens:
                       . the total amount you've asked us to transfer has been
                         transferred
                       . there is no more accumulated value in the investment
                         option you're transferring from
                       . your policy enters the grace period and is in danger
                         of lapsing
                       . you tell us in writing to cancel the program
                       . we discontinue the program.

Because the            Portfolio rebalancing program
portfolio              As the value of the underlying portfolios changes, the
rebalancing program    value of the allocations to the variable investment
matches your           options will also change. The portfolio rebalancing
original percentage    program automatically transfers your policy's
allocations, we may    accumulated value among the variable investment options
transfer money from    according to your original percentage allocations.
an investment
option with            Here's how the program works:
relatively higher
returns to one with
relatively lower       . You enroll in the program by sending us a written
returns. signed request or a completed automatic rebalancing form. You may enroll by telephone or electronically if you have a completed telephone and electronic authorization form on file.
                       . Your first rebalancing will take place on the monthly
                         payment date you choose. You choose whether we should make transfers quarterly, semi-annually or annually, based on your policy date.
                       . If you cancel this program, you must wait 30 days to
                         begin it again.
                       . You cannot use this program if you're already using
                         the dollar cost averaging program.
                       . We do not currently charge for the portfolio
                         rebalancing program or for transfers made under this program.
                       . We can discontinue, modify or suspend the program at
                         any time.

YOUR INVESTMENT OPTIONS

This program allows    First year transfer program
you to average the     Our first year transfer program allows you to make
cost of investments    monthly transfers during the first policy year from the
over your first        Fixed account to the variable investment options or the
policy year.           Fixed LT account. It does not allow you to transfer
Investing this way     among variable investment options.
does not guarantee
profits or prevent     Here's how the program works:
losses.
                       . You enroll in the program when you apply for your
                         policy.
                       . You choose a regular amount to be transferred every
                         month for 12 months.
                       . We make the first transfer on the day we allocate
                         your first net premium to the investment options you've chosen. Each transfer will be made on the same day every month.
                       . If you sign up for this program, we'll waive the
                         usual transfer limit for the Fixed account during the first policy year.
                       . If we make the last transfer during the second policy
                         year, we will not count it toward the usual one transfer per year limit for the Fixed account.
                       . If the accumulated value in the Fixed account is less
                         than the amount to be transferred, we'll transfer the balance and then cancel the program.
                       . If there is accumulated value remaining in the Fixed
                         account at the end of the program, our usual rules for the Fixed account will apply.
                       . We do not currently charge for the first year
                         transfer program or for transfers made under this program.

WITHDRAWALS, SURRENDERS AND LOANS

                       You can take out all or part of your policy's
Making a               accumulated value while your policy is in force by
withdrawal, taking     making withdrawals or surrendering your policy. You can
out a loan or          take out a loan from us using your policy as security.
surrendering your      You can also use your policy's loan and withdrawal
policy can change      features to supplement your income, for example, during
your policy's tax      retirement.
status, generate
taxable income, or
make your policy
more susceptible to
lapsing. Be sure to
plan carefully
before using these
policy benefits.

If you withdraw a
larger amount than
you've paid into
your policy, your
withdrawal may be
considered taxable
income.

For more
information, see
Variable life
insurance and your
taxes.

                      ---------------------------------------------------------
Making withdrawals     You can withdraw part of your policy's net cash
                       surrender value starting on your policy's first
You can choose to      anniversary. Here's how it works:
receive your
withdrawal in a        . You must send us a written request that's signed by
lump sum or use it       all owners.
to buy an income       . Each withdrawal must be at least $500, and the net
benefit. Please see      cash surrender value of your policy after the
the discussion           withdrawal must be at least $500.
about income           . If your policy has an outstanding loan amount, the
benefits in General      maximum withdrawal you can take is the amount, if
information about        any, by which the cash surrender value just before
your policy.             the withdrawal, exceeds the outstanding loan amount
                         divided by 90%.
We will not accept     . We'll charge you $25 for each withdrawal you make.
your request to        . If you do not tell us which investment options to
make a withdrawal        take the withdrawal from, we'll deduct the withdrawal
if it will cause         and the withdrawal charge from all of your investment
your policy to           options in proportion to the accumulated value you
become a modified        have in each option.
endowment contract,    . The accumulated value, cash surrender value and net
unless you've told       cash surrender value of your policy will be reduced
us in writing that       by the amount of each withdrawal.
you want your          . If the last surviving person insured under the policy
policy to become a       dies after you've sent a withdrawal request to us,
modified endowment       but before we've made the withdrawal, we'll deduct
contract.                the amount of the withdrawal from any death benefit
                         proceeds owing.

                       How withdrawals affect your policy's death benefit Making a withdrawal will affect your policy's death benefit in the following ways:

                       . if your policy's death benefit does not equal the
                         guideline minimum death benefit, the death benefit will decrease by the amount of your withdrawal.
                       . if your policy's death benefit equals the guideline
                         minimum death benefit, the death benefit may decrease by more than the amount of your withdrawal.

                       How withdrawals affect your policy's face amount
                       If you've chosen death benefit Option B or Option C, making a withdrawal does not reduce your policy's face amount.

                       If you've chosen death benefit Option A or Option D, a withdrawal may reduce your face amount. You can make one withdrawal during each of the first 15 policy years of $10,000 or 10% of your policy's cash surrender value, whichever is less, without reducing your policy's face amount. If you withdraw a larger amount, or make additional withdrawals, the face amount will be reduced by the amount if any, by which the face amount exceeds the death benefit immediately before the withdrawal, minus the amount of the withdrawal.

WITHDRAWALS, SURRENDERS AND LOANS

                      ---------------------------------------------------------
Taking out a loan

The amount in the      You can borrow money from us any time while your policy
loan account, plus     is in force either by sending us a request in writing,
any interest you       over the telephone or electronically. You'll find more
owe, is referred to    information about requesting a loan by telephone or
throughout this        electronically in Pacific Select Estate Preserver
prospectus as your     basics.
outstanding loan
amount. Your policy    When you borrow money from us, we use your policy's
refers to this         accumulated value as security. You pay interest on the
amount as policy       amount you borrow. The accumulated value set aside to
debt.                  secure your loan also earns interest. Here's how it
                       works:

Taking out a loan      . To secure the loan, we transfer an amount equal to
will affect the          the amount you're borrowing from your accumulated
growth of your           value in the investment options to the loan account.
policy's                 We'll transfer this amount from your investment
accumulated value,       options in proportion to the accumulated value you
and may affect the       have in each option, unless you tell us otherwise.
death benefit.         . Interest owing on the amount you've borrowed accrues
                         daily at an annual rate of 4.5% during the first 10 years of the loan. Starting in the 11th year of the loan, interest accrues at an annual rate of 4.25%.
                       . Interest that has accrued during the policy year is
                         due on your policy anniversary. If you do not pay the interest when it's due, we'll add it to the amount of your loan and begin accruing interest on it from the day it was due. We'll also transfer an amount equal to the interest that was due, from your policy's accumulated value to the loan account. We'll transfer this amount from your investment options in proportion to the accumulated value you have in each option, unless you tell us otherwise.
                       . The amount in the loan account earns interest daily
                         at an annual rate of 4.0%. On your policy anniversary, we transfer the interest that's been credited to the loan account proportionately to your investment options according to your most recent allocation instructions.

                       How much you can borrow
                       The minimum amount you can borrow is $500, unless there
                       are other restrictions in your state. You can borrow up
An example             to the larger of the following amounts:

For a policy in
policy year 13         . 100% of the accumulated value in the fixed options,
with:                    plus 90% of the accumulated value in the variable
 . accumulated value      investment options, less any surrender charges that
  of $100,000            would apply if you surrendered your policy on the day
 . a most recent          you took out the loan.
  monthly charge of
  $100                 . the result of a x (b / c) - d, where:
 . an outstanding
  loan amount of         a = the accumulated value of your policy less any
  $50,000                    surrender charges that would have applied if you
                             surrendered your policy on the day you took out
The maximum amount           the loan, and less 12 times the most recent
you can borrow is            monthly charge
$48,327.24               b = 1.04
(($100,000 -             c = 1.045 during the first 10 policy years, and
$1,200) X (1.04 /            1.0425 during policy year 11 and thereafter
1.0425)- $50,000)        d = any outstanding loan amount.

If you live in
Connecticut, the       Paying off your loan
minimum amount you     You can pay off all or part of the loan any time while
can borrow is $200.    your policy is in force. Unless you tell us otherwise,
If you live in         we'll transfer any loan payments you make
Oregon, the minimum    proportionately to your investment options according to
amount is $250.        your most recent allocation instructions.


                       While you have an outstanding loan, we'll treat any money you send us as a premium payment unless you tell us in writing that it's a loan repayment.

                       What happens if you do not pay off your loan
                       If you do not pay off your loan, we'll deduct the
Your outstanding       amount in the loan account, including any interest you
loan amount could      owe, from one of the following:
result in taxable
income if you          . the death benefit proceeds before we pay them to your
surrender your           beneficiary
policy, if your        . the cash surrender value if you surrender your policy
policy lapses, or      . the amount we refund if you exercise your right to
if your policy is a      cancel.
modified endowment
contract. You          Taking out a loan, whether or not you repay it, will
should talk to your    have a permanent effect on the value of your policy.
tax advisor before     For example, while your policy's accumulated value is
taking out a loan      held in the loan account, it will miss out on the
under your policy.     potential earnings available through the variable
For more               investment options. The amount of interest you earn on
information, please    the loan account may be less than the amount of
turn to Taking out     interest you would have earned from the fixed options.
a loan in Variable     These could lower your policy's accumulated value,
life insurance and     which could reduce the amount of the death benefit.
your taxes.
                       When a loan is outstanding, the amount in the loan account is not available to help pay for any policy charges. If, after deducting your outstanding loan amount, there is not enough accumulated value in your policy to cover the policy charges, your policy could lapse. You may need to make additional premium payments or loan repayments to prevent your policy from lapsing.

                      ---------------------------------------------------------
Ways to use your       You can use your policy's loan and withdrawal features
policy's loan and      to supplement your income, for example, during
withdrawal features    retirement.

If you're              Using your policy to supplement your income does not
interested in using    change your rights or our obligations under the policy.
your life insurance    The terms for loans and withdrawals described in this
policy to              prospectus remain the same.
supplement your
retirement income,     Here are some things you should consider when setting
please contact us      up an income stream:
for more
information.           . the rate of return you expect to earn on your
                         investment options
We can provide you     . how long you would like to receive regular income
with illustrations     . the amount of accumulated value you want to maintain
that give you            in your policy.
examples of how
this could affect      Understanding the risks
the accumulated        Setting up an income stream may not be suitable for all
value, net cash        policy owners. It's important to understand the risks
surrender value and    that are involved in using your policy's loan and
death benefit of       withdrawal features.
your policy based
on different           You must always leave enough accumulated value in your
hypothetical gross     policy to help ensure your policy will continue to
rates of return. We    qualify as life insurance and will not lapse. Your
will not use a         policy will lapse if there is not enough accumulated
higher rate than       value, after subtracting any outstanding loan amount,
12%, and will          to cover the monthly charge on the day we make the
always compare it      deduction and the grace period expires. If your policy
with a rate of 0%      lapses, we'll end your life insurance coverage.
based on guaranteed
insurance costs.       There are also charges associated with reinstating a
                       lapsed policy.
The hypothetical
rates of return are    You should consult with your financial adviser and
not illustrative of    carefully consider how much you can withdraw and borrow
past or future         from your policy each year to set up your income
results. Policy        stream.
values and benefits
would be different     Remember that the performance of your investment
if:                    options also affects your policy's accumulated value.
                       Poor performance can increase the danger of your policy
 . the gross annual     lapsing. And as the cost of insurance generally
  rates of return      increases with the ages of the persons insured by the
  are different        policy, this can also reduce the accumulated value.
  from the
  hypothetical
  rates
 . premiums were not
  paid as
  illustrated
 . loan interest was
  paid when due.

WITHDRAWALS, SURRENDERS AND LOANS

You can also ask       In addition, you should carefully review the policy
for accompanying       statements we send you. Your statements will allow you
charts and graphs      to monitor your policy's accumulated value, less your
that compare           outstanding loan amount, to ensure your policy can
results from           continue to support the income stream you have chosen.
various retirement
strategies.            If your policy lapses, or you surrender your policy
                       after you have taken out a loan, you could face
You can ask your       significant income tax liability in the year of the
registered             lapse or surrender. Any outstanding loan amount will
representative for     automatically be repaid when your policy lapses or you
illustrations          surrender your policy. You could be taxed to the extent
showing how policy     that the net surrender value plus the outstanding loan
charges may affect     amount repaid exceeds the cost basis of your policy.
existing
accumulated value
and how future         Interest on a loan is due to us on each policy
withdrawals and        anniversary. If we do not receive the interest when
loans may affect       due, we'll add it to the outstanding loan amount and
the accumulated        begin accruing interest from the day it was due. This
value and death        has a compounding effect and can add to your income tax
benefit.               liability.

                       If both persons insured by the policy die, we'll deduct
Tax issues are         any outstanding loan amount from the death benefit.
described in detail    This means the death benefit proceeds will be less than
in Variable            the death benefit and may be less than the face amount.
insurance and your
taxes.

                      ---------------------------------------------------------
Surrendering your      You can surrender or cash in your policy at any time
policy                 while either of the two people insured by the policy is
                       still living. Your policy's cash surrender value is its
You can choose to      accumulated value less any surrender charge that
receive your money     applies. The net cash surrender value equals your
in a lump sum or       policy's cash surrender value after deducting any
use it to buy an       outstanding loan amount.
income benefit.
Please see the         Here are some things you need to know about
discussion about       surrendering your policy:
income benefits in
General information    . You must send us your policy and a written request.
about your policy.     . We'll send you the policy's net cash surrender value.
                         If you surrender your policy during the first 10 policy years, we'll deduct a surrender charge that helps cover our costs for underwriting, issuing and distributing our policies. The box on the next page describes how we calculate the surrender charge. There's no surrender charge after 10 policy years.
                       . We guarantee the surrender charge rates will not
                         increase. We can reduce or waive the surrender charge on policies sold to our directors or employees, to any of our affiliates or to any trustees or employees or affiliates of the Pacific Select Fund.

                      ---------------------------------------------------------
Joint equal age is     How we calculate the surrender charge
a calculation that
combines the ages      The surrender charge is assessed against your policy's
and insurance risks    accumulated value. It has two parts: an underwriting
of the two people      surrender charge and a sales surrender charge. Both
insured by the         charges are based on the joint equal age on the policy
policy, and is         date of the two people insured by the policy, and on
explained in           the initial face amount of your policy.
Appendix A.
                       The underwriting surrender charge is designed to help
The underwriting       cover our administrative expenses for underwriting and
surrender charge       issuing a policy, including the costs of processing
and sales surrender    applications, conducting medical examinations,
target rate appear     determining the insurability and underwriting classes
in Appendix B.         of the people insured, and establishing policy records.

An example             The amount of the charge does not change during the
                       first policy year. Starting on the first policy
For a policy with:     anniversary, the charge decreases by 0.9259% each month
                       until it reaches zero at the end of the 10th policy
 . a joint equal age    year.
  of 50
 . an initial face      The sales surrender charge helps pay for our costs of
  amount of            distributing policies. During the first policy year,
  $100,000.            this charge is equal to the smaller of the following
                       amounts:
Here's the
surrender charge at    . 25% of the premium payments you've made, or
the end of the         . 25% of the sales surrender target, which is based on
first policy year:       the joint equal age of the people insured by the
                         policy for each $1,000 of the policy's initial face
 . Underwriting           amount.
  surrender charge:
  $520 (5.20 X         The sales surrender charge increases until the premiums
  $100,000 / 1,000)    you pay reach the sales surrender target. In the 13th
 . Maximum sales        month you own your policy, we reduce the sales
  surrender charge:    surrender charge so that it is 99.0741% of the charge
  $226.25 (25% X       as calculated above. After that, we reduce it by
  9.05 X               0.9259% a month until it reaches zero at the end of 10
  $100,000 / 1,000).   policy years.

At the end of the      We will not increase the charge if your policy's face
third policy year,     amount increases. If you decrease the face amount of
the surrender          your policy, we'll charge you a surrender charge that's
charge is reduced      calculated based on the amount of the decrease.
to:
                      ---------------------------------------------------------
 . Underwriting         Calculating the surrender charge on a decrease in face
  surrender charge:    amount
  $404.45 ($520 -
  ($520 X 0.9259% X    Here's how we calculate the surrender charge on a
  24 months))          decrease in face amount:
 . Maximum sales
  surrender charge:    . Step 1: we divide the amount of the decrease by your
  $175.97 ($226.25       policy's face amount immediately before the decrease
  - ($226.25 X         . Step 2: we multiply the amount we calculated in step
  0.9259% X 24           1 by the total surrender charge that would apply if
  months)).              you surrendered your policy.

                       We deduct the amount we calculated in step 2 from your investment options in proportion to the accumulated value you have in each option.

                       We calculate any surrender charge after a decrease in face amount by dividing the new face amount by the old face amount, and multiplying the result by the surrender charge that would have applied before the decrease.

GENERAL INFORMATION ABOUT YOUR POLICY

                       This section tells you some additional things you should know about your policy.

                      ---------------------------------------------------------
Income benefit         If you surrender or make a withdrawal from your policy,
                       you can use the money to buy an income benefit that provides a monthly income. Your policy's beneficiary can use death benefit proceeds to buy an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

                       The following is one income benefit available under the Pacific Select Estate Preserver policy:

                       . The income benefit is based on the life of the person
                         receiving the income. If the policy owner is buying the income benefit, monthly income will be based on the owner's life. If the policy's beneficiary buys the income benefit, monthly income will be based on the beneficiary's life.
                       . We'll pay a monthly income for at least 10 years
                         regardless of whether the person receiving the income is still alive.
                       . After 10 years, we'll only pay the monthly income for
                         as long as the person receiving it is still alive.
                       . The minimum monthly income benefit calculated must be
                         at least $100.
                       . For this income benefit, the amount you receive will
                         always be at least as much as the amount guaranteed by your policy.

                      ---------------------------------------------------------
Paying the death       If either person insured by the policy, whether sane or
benefit in the         insane, commits suicide within two years of the policy
case of suicide        date, death benefit proceeds will be the total of all
                       premiums you've paid, less any outstanding loan amount, any withdrawals you've made, and any cash dividends we've paid.

                      ---------------------------------------------------------
Replacement of life    The term replacement has a special meaning in the life
insurance or           insurance industry. Before you make a decision to buy,
annuities              we want you to understand what impact a replacement may
                       have on your existing insurance policy.

                       A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

                       . lapsed, forfeited, surrendered or partially
                         surrendered, assigned to the replacing insurer, or otherwise terminated
                       . converted to reduced paid-up insurance, continued as
                         extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values
                       . amended to effect either a reduction in benefits or
                         in the term for which coverage would otherwise remain in force or for which benefits would be paid
                       . reissued with any reduction in cash value, or . pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

                       There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

                      ---------------------------------------------------------
Errors on your         If the age or gender of either person insured by your
application            policy is stated incorrectly on your application, we'll
                       adjust the face amount to reflect the correct age or
If unisex cost of      gender. Here's how we'll do it:
insurance rates
apply to your          . Using the monthly cost of insurance rate for the
policy, we will not      policy year in which we discover the mistake, we'll
adjust the face          multiply the face amount by the rate based on the
amount if we             incorrect age or gender. We'll then divide the result
discover that            by the monthly cost of insurance rate that's based on
gender has been          the correct age or gender.
stated incorrectly     . We'll calculate accumulated value using cost of
on your                  insurance, rider and benefit charges based on the
application.             correct age and gender, for all policy months
                         following the month we discover the mistake.
                       . We will not recalculate accumulated value for the
                         policy months up to and including the month in which we discover the mistake.
                       . We will not recalculate mortality and expense risk
                         charges or surrender charges.

                      ---------------------------------------------------------
Contesting the         We have the right to contest the validity of your
validity               policy for two years from the policy date. Once your
of your policy         policy has been in force for two years from the policy
                       date during the lifetime of the people insured by the policy, we generally lose the right to contest its validity.

                       We also have the right to contest the validity of a policy that you reinstate for two years from the day that it was reinstated. Once your reinstated policy has been in force for two years from the reinstatement date during the lifetime of the people insured by the policy, we generally lose the right to contest its validity. During this period, we may contest your policy only if there is a material misrepresentation on your application for reinstatement.

                       Regardless of the above, we can contest the validity of your policy for failure to pay premiums at any time. The policy will terminate upon successful contest with respect to either person insured by the policy.

                      ---------------------------------------------------------
Assigning your         You can assign your policy as collateral to secure a
policy as              loan, mortgage, or other kind of debt. Here's how it
collateral             works:

Assigning a policy     . An assignment does not change the ownership of the
that's a modified        policy.
endowment contract     . After the policy has been assigned, your rights and
may generate             the rights of your beneficiary will be subject to the
taxable income and       assignment. The entire policy, including any income
a 10% penalty tax.       benefit, rider, benefit and endorsement, will also be
                         subject to the assignment.
                       . We're not responsible for the validity of any
                         assignment.
                       . We must receive and record a copy of the original
                         assignment in a form that's acceptable to us before we'll consider it binding.
                       . Unless otherwise provided, the person or organization
                         you assign your policy to may exercise the rights under the policy, except the right to change the policy owner or the beneficiary or the right to choose a monthly income benefit.

                      ---------------------------------------------------------
Dividends              We do not expect to pay any dividends. If we do pay
                       dividends, we'll pay them annually in cash.

VARIABLE LIFE INSURANCE AND YOUR TAXES

The tax                This discussion about taxes is based on our
consequences of        understanding of the present federal income tax laws as
owning a policy or     they are currently interpreted by the Internal Revenue
receiving proceeds     Service (IRS). It's based on the Internal Revenue Code
from it may vary by    (the tax code) and does not cover any state or local
jurisdiction and       tax laws.
according to the
circumstances of       This is not a complete discussion of all federal income
each owner or          tax questions that may arise under the policy. There
beneficiary.           are special rules that we do not include here that may
                       apply in certain situations.
Speak to a
qualified tax          We do not know whether the current treatment of life
adviser for            insurance policies under current federal income tax or
complete               estate or gift tax laws will continue. We also do not
information about      know whether the current interpretations of the laws by
federal, state and     the IRS or the courts will remain the same. Future
local taxes that       legislation may adversely change the tax treatment of
may apply to you.      life insurance policies, other tax consequences
                       described in this discussion or tax consequences that
                       relate directly or indirectly to life insurance
Several bills          policies.
recently have been
introduced in          We do not make any guarantees about the tax status of
Congress that would    your policy, and you should not consider the discussion
significantly          that follows to be tax advice.
change or repeal
the current federal
estate tax system.
Also, the Bush
Administration's
Fiscal Year 2002
Tax Relief Proposal
contains a proposal
to completely
repeal the federal
estate tax by the
year 2009. If you
are considering the
purchase of the
policy to help pay
federal estate
taxes at death,
consult with your
tax advisor.
                      ---------------------------------------------------------
Tax treatment of       Definition of life insurance
life insurance         We believe that the policy qualifies as life insurance.
policies               That means it will receive the same tax advantages as a
                       conventional fixed life insurance policy. The two main
In order to qualify    tax advantages are:
as a life insurance
contract for           . In general, your policy's beneficiary will not be
federal income tax       subject to federal income tax when he or she receives
purposes, the            the death benefit proceeds. This is true regardless
policy must meet         of whether the beneficiary is an individual,
the statutory            corporation, or other entity.
definition of life     . You'll generally not be taxed on your policy's
insurance.               accumulated value unless you receive a cash
                         distribution by making a withdrawal, surrendering
Death benefits may       your policy, or in some instances, taking a loan from
be excluded from         your policy.
income under
Section 101(a) of      The tax laws defining life insurance, however, do not
the tax code.          cover all policy features. Your policy may have
                       features that could prevent it from qualifying as life
                       insurance. For example, the tax laws have yet to
We believe that        address many issues concerning the treatment of
last survivor          substandard risk policies, policies with term insurance
policies meet the      on the people insured by the policy or certain tax
statutory              requirements relating to joint survivorship life
definition of life     insurance policies. We can make changes to your policy
insurance under        if we believe the changes are needed to ensure that
Section 7702 of the    your policy continues to qualify as a life insurance
tax code. However,     contract.
the area of tax law
relating to the        The tax code and tax regulations impose limitations on
definition of life     unreasonable mortality and expense charges for purposes
insurance does not     of determining whether a policy qualifies as life
explicitly address     insurance for federal tax purposes. For life insurance
all relevant issues    policies entered into on or after October 21, 1988,
relating to last       these calculations must be based upon reasonable
survivor life          mortality charges and other charges reasonably expected
insurance policies.    to be actually paid.
We reserve the
right to make
changes to the
policy if we deem
the changes
appropriate to
continue to qualify
your policy as a
life insurance
contract. If a
policy were
determined not to
qualify as life
insurance, the
policy would not
provide the tax
advantages normally
provided by life
insurance. This
includes excluding
the death benefit
from the gross
income of the
beneficiary.

                       While the Treasury Department has issued proposed regulations about reasonable standards for mortality charges, the standards that apply to joint survivor life insurance policies are not entirely clear. While we believe that our mortality costs and other expenses used in calculating whether the policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your policy qualifies as a life insurance contract.

                       Diversification rules and ownership of the separate
Section 817(h) of      account
the tax code           Your policy will not qualify for the tax benefit of a
describes the          life insurance contract unless the separate account
diversification        follows certain rules requiring diversification of
rules.                 investments underlying the policy. In addition, the IRS
                       requires that the policyholder does not have control
For more               over the underlying assets.
information about
diversification
rules, please see      The Treasury Department has announced that the
Managing the           diversification rules "do not provide guidance
Pacific Select Fund    concerning the circumstances in which it will treat an
in the attached        investor, rather than the insurance company, as the
Pacific Select Fund    owner of the assets in a separate account." The IRS
prospectus.            treats a variable policy owner as the owner of separate
                       account assets if he or she has the ability to exercise investment control over them. Owners of the assets are taxed on any income or gains the assets generate.
                       Although the Treasury Department announced several years ago that it would provide further guidance on the issue, it had not done so when we wrote this prospectus.

                       The ownership rights under your policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible the IRS would treat you as the owner of your policy's proportionate share of the assets of the separate account.

                       We do not know what will be in future Treasury Department regulations or other guidance. We cannot guarantee that the fund's portfolios will be able to operate as currently described in the prospectus, or that the fund will not have to change any portfolio's investment objective or policies. We can modify your policy if we believe it will prevent you from being considered the owner of your policy's proportionate share of the assets of the separate account.

Policy exchanges       Policy exchanges
fall under Section     If you exchange your policy for another one that
1035(a) of the tax     insures the same people, it generally will be treated
code.                  as a tax-free exchange and, if so, will not result in
                       the recognition of gain or loss. If any of the people insured by the policy are changed, the exchange will be treated as a taxable exchange.

                       Change of ownership
                       You may have taxable income if you transfer ownership of your policy, sell your policy, or change the ownership of it in any way.

There are special      Corporate owners
rules for              There are special tax issues for corporate owners:
corporate-owned
policies. You          . using your policy to fund deferred compensation
should consult your      arrangements for employees has special tax
tax adviser.             consequences

Section 59A of the     . corporate ownership of a policy may affect your
tax code deals with      liability under the alternative minimum tax and the
the environmental        environmental tax.
tax.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                      ---------------------------------------------------------
Conventional life      The tax treatment of your policy will depend upon
insurance policies     whether it is a type of contract known as a modified
                       endowment contract. We describe modified endowment
Under Section 7702A    contracts later in this section. If your policy is not
of the tax code,       a modified endowment contract, it will be treated as a
policies that are      conventional life insurance policy and will have the
not classified as      following tax treatment:
modified endowment
contracts are taxed    Surrendering your policy
as conventional        When you surrender, or cash in, your policy, you'll
life insurance         generally be taxed on the difference, if any, between
policies.              the cash surrender value and the cost basis in your
                       policy.
The cost basis in
your policy is         Making a withdrawal
generally the          If you make a withdrawal after your policy has been in
premiums you've        force for 15 years, you'll only be taxed on the amount
paid plus any          you withdraw that exceeds the cost basis in the policy.
taxable
distributions less     Special rules apply if you make a withdrawal within the
any withdrawals or     first 15 policy years and it's accompanied by a
premiums previously    reduction in benefits. In this case, there is a special
recovered that were    formula under which you may be taxed on all or a
not taxable.           portion of the withdrawal amount.

                       Taking out a loan
                       If you take out a loan, you will not pay tax on the loan amount unless your policy is surrendered or lapses and you have not repaid your outstanding loan amount. The interest you pay, or that's accrued, on a loan is generally nondeductible. Ask your tax adviser for more information.

                       Loans and corporate-owned policies
                       If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. If the taxpayer is an entity that's a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity's deductions for loan interest may be disallowed, even though this interest may relate to debt that's completely unrelated to the contract. There may be a limited exception that applies to contracts issued on 20% owners, officers, directors or employees of the entity. For more information about this exception, you should consult your tax adviser.

                      ---------------------------------------------------------
Modified endowment     A modified endowment contract is a special type of life
contracts              insurance policy. If your policy is a modified
                       endowment contract, it will have the tax treatment
Section 7702A of       described below. Any distributions you receive during
the tax code           the life of the policy are treated differently than
defines a class of     under conventional life insurance policies.
life insurance         Withdrawals, loans, pledges, assignments and
policies known as      surrendering your policy are all considered
modified endowment     distributions and may be subject to tax on an income-
contracts. Like        first basis and a 10% penalty.
other life
insurance policies,    When a policy becomes a modified endowment contract
the death benefit      A life insurance policy becomes a modified endowment
proceeds paid to       contract if, at any time during the first seven policy
your beneficiary       years, the sum of actual premiums paid exceeds the
generally are not      seven-pay limit. The seven-pay limit is the cumulative
subject to federal     total of the level annual premiums (or seven-pay
income tax and your    premiums) required to pay for the policy's future death
policy's               and endowment benefits.
accumulated value
grows on a tax-        For example, if the seven-pay premiums were $1,000 a
deferred basis         year, the maximum premiums you could pay during the
until you receive a    first seven years to avoid modified endowment treatment
cash distribution.     would be $1,000 in the first year, $2,000 through the
                       first two years and $3,000 through the first three
If there is a          years, etc. Under this test, a Pacific Select Estate
material change to     Preserver policy may or may not be a modified endowment
your policy, like a    contract, depending on the amount of premiums paid
change in the death    during the policy's first seven contract years or after
benefit, we may        a material change has been made to the policy.
have to retest your
policy and restart
the seven-pay
premium period to
determine whether
the change has
caused the policy
to become a
modified endowment
contract.

                       Surrendering your policy
                       If you surrender your policy, you're taxed on the amount by which the cash surrender value exceeds the cost basis in the policy.

                       Making a withdrawal or taking out a loan
                       If you make a withdrawal or take out a loan from a modified endowment contract, you're taxed on the amount of the withdrawal or loan that's considered income, including all previously non-taxed gains. Income is the difference between the cash surrender value and the cost basis in your policy. It's unclear whether interest paid, or accrued, on a loan is considered interest for federal income tax purposes. If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. You should consult your tax adviser.

                       All modified endowment contracts we or our affiliates issue to you in a calendar year are treated as a single contract when we calculate whether a distribution amount is subject to tax.

                       10% penalty tax
                       If any amount you receive from a modified endowment contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount.

                       A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

                       . you're at least 59 1/2 years old
                       . you're receiving an amount because you've become
                         disabled
                       . you're receiving an amount that's part of a series of
                         substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your beneficiaries.

                       Distributions before a policy becomes a modified endowment contract
                       If your policy fails the seven-pay test and becomes a modified endowment contract, any amount you receive or are deemed to have received during the two years before it became a modified endowment contract may be taxable. The distribution would be treated as having been made in anticipation of the policy's failing to meet the seven-pay test under Treasury Department regulations which are yet to be prescribed.

                      ---------------------------------------------------------
Policy riders          Accelerated living benefits rider
                       Amounts received under this rider should be generally
Please see the         excluded from taxable income under Section 101(g) of
discussion of          the tax code.
optional riders in
The death benefit.     Benefits under the rider will be taxed, however, if
                       they are paid to someone other than a person insured by
Please consult with    the policy, and either person insured by the policy:
your tax adviser if
you want to            . is a director, officer or employee of the person
exercise your            receiving the benefit, or
rights under either    . has a financial interest in a business of the person
of these riders.         receiving the benefit.

                       In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet technical aspects of the definition of "life insurance contract" under the tax code. We may reserve the right (but are not obligated) to modify the rider to conform under tax code requirements.

                       Split policy option rider
                       This rider allows a policy to be split into two individual policies. If the split is not treated as a nontaxable exchange, it could result in the recognition of taxable income up to any gain or income in the policy at the time of the split.

ABOUT PACIFIC LIFE

                       Pacific Life Insurance Company is a life insurance company based in California. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, pension and institutional products, group employee benefits, broker-dealer operations, and investment advisory services. At the end of 2000, we had over $124.6 billion of individual life insurance in force and total admitted assets of approximately $51.7 billion. We are ranked the 14th largest life insurance carrier in the U.S. in terms of 2000 admitted assets.

                       The Pacific Life family of companies has total assets and funds under management of $335.9 billion. We are authorized to conduct our life and annuity business in the District of Columbia and in all states except
                       New York. Our principal office is at 700 Newport Center Drive, Newport Beach, California 92660.

                      ---------------------------------------------------------
How we're organized    Pacific Life was established on January 2, 1868 under
                       the name, Pacific Mutual Life Insurance Company of
                       California. It was reincorporated as Pacific Mutual
                       Life Insurance Company on July 22, 1936. On September
                       1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company.
                       Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

                       Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

                      ---------------------------------------------------------
How policies are
distributed            Pacific Select Distributors, Inc. (PSD), our
                       subsidiary, is the distributor of our policies. PSD is located at 700 Newport Center Drive, Newport Beach,
                       California 92660.

                       PSD is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers (NASD). We pay PSD for its services as our distributor.

                       The policies are sold by registered representatives of broker-dealers who have signed agreements with us and PSD. Registered representatives must be licensed to sell variable life insurance under the state insurance and securities regulations that apply. Broker-dealers must be registered with the SEC.

                       How we pay broker-dealers
                       We pay broker-dealers commission for promoting, marketing and selling our policies. Broker-dealers pay a portion of the commission to their registered representatives, under their own arrangements.

                       Commissions are based on sales surrender "target"
                       premiums we determine. The commission we pay will vary
For more               with the agreement, but the most common schedule of
information about      commissions we pay is:
the sales surrender
target, see            . 90% of premiums paid up to the first sales surrender
Withdrawals,             target premium
surrenders and         . 6% of the premiums paid under sales surrender targets
loans and Appendix       2 and 3
B.                     . 4% of premiums paid in excess of sales surrender
                         target 3
                       . 2% of premiums paid after policy year 10.

                       We may pay broker-dealers an annual renewal commission of up to 0.20% of a policy's accumulated value less any outstanding loan amount. We calculate the renewal amount monthly and it becomes payable on each policy anniversary.

                       We may also pay override payments, expense and marketing allowances, bonuses, wholesaler fees and training allowances.

                       Registered representatives who meet certain sales levels can qualify for sales incentives programs we sponsor. We may also pay them non-cash compensation like expense-paid trips, expense-paid educational seminars, and merchandise. They can choose to receive their compensation on a deferred basis.

                      ---------------------------------------------------------
How our accounts       We own the assets in our general account and our
work                   separate account. We allocate your net premiums to
                       these accounts according to the investment options you've chosen.

                       General account
We can provide you     Our general account includes all of our assets, except
with reports of our    for those held in our separate accounts. We guarantee
ratings as an          you an interest rate for up to one year on any amount
insurance company      allocated to the fixed options. The rate is reset
and our ability to     annually. The fixed options are part of our general
pay claims with        account, which we may invest as we wish, according to
respect to our         any laws that apply. We'll credit the guaranteed rate
general account        even if the investments we make earn less. Our ability
assets.                to pay these guarantees is backed by our strength as a
                       company.

                       The fixed options are not securities, so they do not fall under any securities act. For this reason, the SEC has not reviewed the disclosure in this prospectus about the fixed options. However, other federal securities laws may apply to the accuracy and completeness of the disclosure about the fixed options.

                       Separate account
You'll find the        Amounts allocated to the variable investment options
audited financial      are held in our separate account. The assets in this
statements for the     account are kept separate from the assets in our
Pacific Select Exec    general account and our other separate accounts, and
separate account       are protected from our general creditors.
later in this
section of the         The separate account was established on May 12, 1988
prospectus.            under California law under the authority of our Board
                       of Directors. It's registered with the SEC as a type of
This section of the    investment company called a unit investment trust. The
prospectus also        SEC does not oversee the administration or investment
includes the           practices or policies of the account.
audited
consolidated           The separate account is divided into variable accounts.
financial              Each variable account invests in shares of a designated
statements for         portfolio of the Pacific Select Fund. We may add
Pacific Life, which    variable accounts that invest in other portfolios of
we include to show     the fund or in other securities.
our strength as a
company and our
ability to meet our
obligations under
the policies.

ABOUT PACIFIC LIFE

                       We're the legal owner of the assets in the separate
                       account, and pay its operating expenses. The separate
The separate           account is operated only for our variable life
account is not the     insurance policies. We must keep enough money in the
only investor in       account to pay anticipated obligations under the
the Pacific Select     insurance policies funded by the account, but we can
Fund. Investment in    transfer any amount that's more than these anticipated
the fund by other      obligations to our general account. Some of the money
separate accounts      in the separate account may include charges we collect
for variable           from the account and any investment results on those
annuity contracts      charges.
and variable life
insurance contracts    We cannot charge the assets in the separate account
could cause            attributable to our reserves and other liabilities
conflicts. For more    under the policies funded by the account with any
information, please    liabilities from our other business.
see the Statement
of Additional          Similarly, the income, gains or losses, realized or
Information for the    unrealized, of the assets of any variable account
Pacific Select         belong to that variable account and are credited to or
Fund.                  charged against the assets held in that variable
                       account without regard to our other income, gains or losses.

                       Making changes to the separate account
                       We can add, change or remove any securities that the separate account or any variable account holds or buys, as long as we comply with the laws that apply.

                       We can substitute shares of one Pacific Select Fund portfolio with shares of another portfolio or fund if:

                       . any portfolio is no longer available for investment
                       . our management believes that a portfolio is no longer
                         appropriate in view of the purposes of the policy.

                       We'll give you any required notice or receive any required approval from policy owners or the SEC before we substitute any shares. We'll comply with the filing or other procedures established by insurance regulators as required by law.

                       We can add new variable accounts, which may include additional subaccounts of the separate account, to serve as investment options under the policies. These may be managed separate accounts or they may invest in a new portfolio of the fund, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

                       We can add new variable accounts when we believe that it's warranted by marketing needs or investment conditions. We'll decide on what basis we'll make new accounts available to existing policy owners.

                       We can also eliminate any of our variable accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any variable account.

                       If we make any changes to variable accounts or substitution of securities, we can make appropriate changes to this policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

                       If we believe it's in the best interests of people holding voting rights under the policies and we meet any required regulatory approvals we can do the following:

                       . operate the separate account as a management
                         investment company, unit investment trust, or any other form permitted under securities or other laws
                       . register or deregister the separate account under
                         securities law

                       . combine the separate account with one of our other
                         separate accounts or our affiliates' separate accounts
                       . combine one or more variable accounts
                       . create a committee, board or other group to manage
                         the separate account
                       . change the classification of any variable account.

                       Taxes we pay
                       We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the policy. If these taxes increase significantly, we may deduct them from the separate account.

                       We may charge the separate account for any federal, state and local taxes that apply to the separate account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

                      ---------------------------------------------------------
Voting rights          We're the legal owner of the shares of the Pacific
                       Select Fund that are held by the variable accounts. We may vote on any matter at shareholder meetings of the fund. However, we are required by law to vote as you instruct on the shares relating to your allocation in a variable investment option. This is called your voting interest.

                       Your voting interest is calculated as of a day set by the Board of Trustees of the fund called the record date. Your voting interest equals the accumulated value in a variable investment option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

                       We'll send you documents from the fund called proxy materials. They include information about the items you'll be voting on and forms for you to give us your instructions. We'll vote shares held in the separate account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by that separate account for which we've received timely instructions. If we do not receive any voting instructions for the shares in a separate account, we will vote the shares in the same proportion as the total votes for all of our separate accounts for which we've received timely instructions.

                       We'll vote shares of any portfolio we hold in our general account in the same proportion as the total votes for all of our separate accounts, including this separate account. We'll vote shares of any portfolio held by our non-insurance affiliates in the same proportion as the total votes for all separate accounts of ours and our insurance affiliates.

                       If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the separate account.

                       When required by state insurance regulatory authorities, we may disregard voting instructions that:

                       . would change a portfolio's investment objective or
                         subclassification
                       . would approve or disapprove an investment advisory
                         contract.

                       We may disregard voting instructions on a change initiated by policy owners that would change a portfolio's investment policy, investment adviser or portfolio manager if:

                       . our disapproval is reasonable

ABOUT PACIFIC LIFE
                       . we determine in good faith that the change would be
                         against state law or otherwise be inappropriate, considering the portfolio's objectives and purpose, and considering what effect the change would have on us.

                       If we disregard any voting instructions, we'll include a summary of the action we took and our reasons for it in the next report to policy owners.

                      ---------------------------------------------------------
Illustrations          We will provide you with illustrations based on
                       different sets of assumptions upon your request. You
If you ask us,         can request such illustrations at any time.
we'll provide you      Illustrations may help you understand how your policy
with different         values would vary over time based on different
kinds of               assumptions. We have filed examples of such an
illustrations.         illustration as an exhibit to the registration
                       statement that relates to the policy on file with the
 . Illustrations        SEC.
  based on
  information you
  give us about the
  age of the person
  to be insured by
  the policy, their
  risk class, the
  face amount, the
  death benefit and
  premium payments.

 . Illustrations
  that show the
  allocation of
  premium payments
  to specified
  variable
  accounts. These
  will reflect the
  expenses of the
  portfolio of the
  Fund in which the
  variable account
  invests.

 . Illustrations
  that use a
  hypothetical
  gross rate of
  return that's
  greater than 12%.
  These are
  available only to
  certain large
  institutional
  investors.

                      ---------------------------------------------------------
State regulation       We're subject to the laws of the state of California
                       governing insurance companies and to regulations issued by the Commissioner of Insurance of California. In addition, we're subject to the insurance laws and regulations of the other states and jurisdictions in which we're licensed or may become licensed to operate.

                       An annual statement in a prescribed form must be filed with the Commissioner of Insurance of California and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

                      ---------------------------------------------------------
Legal proceedings      The separate account is not involved in any legal
and legal matters      proceedings that would have a material effect on policy
                       owners.

                       Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the policies under California law, and the validity of the forms of the policies under California law, have been passed upon by our general counsel. Legal matters relating to federal securities laws and federal income tax laws have been passed upon by Dechert.

                      ---------------------------------------------------------
Registration           We've filed a registration statement with the SEC for
statement              Pacific Select Estate Preserver, under the Securities
                       Act of 1933. The SEC's rules allow us to omit some of the information required by the registration statement from this prospectus. You can ask for it from the SEC's office in Washington, D.C. They may charge you a fee.

                      ---------------------------------------------------------
Management             The following is a list of our directors and certain
                       officers, along with some information about their business activities over the past five years. They do not receive any compensation from the separate account for services they provide to it nor do we pay any separately allocable compensation for these services.

                       The business address of each of these people is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

  NAME AND POSITION    PRINCIPAL OCCUPATION DURING THE LAST FIVE YEARS

  Thomas C. Sutton     Director, Chairman of the Board and Chief Executive Officer of Pacific Life;
  Director, Chairman   Director, Chairman of the Board and Chief Executive Officer of Pacific LifeCorp,
  of the Board and     August 1997 to present; Director, Chairman of the Board and Chief Executive Officer
  Chief Executive      of Pacific Mutual Holding Company, August 1997 to present; Trustee and Chairman of
  Officer              the Board and Former President of Pacific Select Fund; Director and Chairman of the
                       Board of Pacific Life & Annuity Company (formerly known as PM Group Life Insurance
                       Company); former Management Board Member of PIMCO Advisors L.P. Former Equity Board
                       Member of PIMCO Advisors L.P.; Former Director of Pacific Corinthian Life Insurance
                       Company; Director of Newhall Land & Farming; The Irvine Company; Edison
                       International; and similar positions with other affiliated companies of Pacific
                       Life.

  Glenn S. Schafer     Director and President of Pacific Life; Director and President of Pacific LifeCorp,
  Director and         August 1997 to present; Director and President of Pacific Mutual Holding Company,
  President            August 1997 to present; President (since February 1999) and Former Trustee of
                       Pacific Select Fund; former Management Board Member of PIMCO Advisors L.P. Former
                       Equity Board Member of PIMCO Advisors L.P.; Former Director of Pacific Corinthian
                       Life Insurance Company; Director of Pacific Life & Annuity Company; and similar positions with other affiliated companies of Pacific Life.

  Khanh T. Tran        Director (since August 1997), Executive Vice President (since April 2001) and Chief
  Director, Executive  Financial Officer of Pacific Life, June 1996 to present; Senior Vice President of
  Vice President and   Pacific Life, June 1996 to April 2001; Vice President and Treasurer of Pacific Life,
  Chief Financial      November 1991 to June 1996; Senior Vice President and Chief Financial Officer of
  Officer              Pacific LifeCorp, August 1997 to present; Senior Vice President and Chief Financial
                       Officer of Pacific Mutual Holding Company, August 1997 to present; Chief Financial
                       Officer to other affiliated companies of Pacific Life.

  David R. Carmichael  Director (since August 1997), Senior Vice President and General Counsel of Pacific
  Director, Senior     Life; Senior Vice President and General Counsel of Pacific LifeCorp, August 1997 to
  Vice President and   present; Senior Vice President and General Counsel of Pacific Mutual Holding
  General Counsel      Company, August 1997 to present; Director, Senior Vice President (since July 1998)
                       and General Counsel (since July 1998) of Pacific Life & Annuity Company; Director of
                       Association of California Life and Health Insurance Companies; and former Director of Association of Life Insurance Counsel.

  Audrey L. Milfs      Director (since August 1997), Vice President and Corporate Secretary of Pacific
  Director, Vice       Life; Vice President and Corporate Secretary of Pacific LifeCorp, August 1997 to
  President and        present; Vice President and Secretary of Pacific Mutual Holding Company, August 1997
  Corporate Secretary  to present; Secretary of Pacific Select Fund; similar positions with other affiliated companies of Pacific Life.

  Lynn C. Miller       Executive Vice President, Individual Insurance, of Pacific Life; Executive Vice
  Executive Vice       President of Pacific Life & Annuity Company, July 1998 to present.
  President

  Edward R. Byrd       Vice President and Controller of Pacific Life; Vice President and Controller of
  Vice President and   Pacific LifeCorp, August 1997 to present; Vice President and Controller of Pacific
  Controller           Mutual Holding Company, August 1997 to present; and similar positions with other affiliated companies of Pacific Life.

  Brian D. Klemens     Vice President and Treasurer of Pacific Life, December 1998 to present; Assistant
  Vice President and   Vice President, Accounting and Assistant Controller of Pacific Life, April 1994 to
  Treasurer            December 1998; Vice President and Treasurer of Pacific LifeCorp, June 1999 to
                       present; Vice President and Treasurer of Pacific Mutual Holding Company, June 1999
                       to present; Vice President and Treasurer of other affiliated companies of Pacific
                       Life.

ABOUT PACIFIC LIFE


                      ---------------------------------------------------------
Financial
statements             The next several pages contain the statement of net
                       assets of the Pacific Select Exec Separate Account as of December 31, 2000 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended.

                       These are followed by the consolidated financial statements for Pacific Life as of December 31, 2000 and 1999 and for each of the three years ended December 31, 2000, which are included in this prospectus so you can assess our ability to meet our obligations under the policies.

                      ---------------------------------------------------------
Experts
                       The consolidated financial statements of Pacific Life as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the statement of net assets of Pacific Select Exec Separate Account as of December 31, 2000 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT
The Board of Directors
Pacific Life Insurance Company:

 We have audited the accompanying statement of assets and liabilities of Pacific Select Exec Separate Account (the "Separate Account") (comprised of the Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, Equity, I-Net Tollkeeper, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International Value, Government Securities, Managed Bond, Money Market, High Yield Bond, Large-Cap Value, Variable Account I, Variable Account II, Variable Account III, and Variable Account IV Variable Accounts) as of December 31, 2000 and the related statement of operations for the year then ended (as to the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value and Focused 30 Variable Accounts, for each of the periods from commencement of operations through December 31, 2000) and statement of changes in net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT and Large-Cap Value Variable Accounts, for the year ended December 31, 2000 and for each of the periods from commencement of operations through December 31, 1999, and as to the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value, and Focused 30 Variable Accounts, for each of the periods from commencement of operations through December 31, 2000). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2000 and the results of their operations and the changes in their net assets for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 6, 2001

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
(In thousands)

                         Aggressive Emerging Diversified  Small-Cap  International            I-Net     Multi-   Equity
                           Equity   Markets   Research     Equity      Large-Cap    Equity  Tollkeeper Strategy  Income
                          Variable  Variable  Variable    Variable     Variable    Variable  Variable  Variable Variable
                          Account   Account    Account   Account (1)    Account    Account   Account   Account  Account
                         -----------------------------------------------------------------------------------------------
ASSETS

Investments:
 Aggressive Equity
 Portfolio..............  $35,882
 Emerging Markets
 Portfolio..............            $21,137
 Diversified Research
 Portfolio..............                       $5,939
 Small-Cap Equity
 Portfolio (1) .........                                  $239,998
 International Large-Cap
 Portfolio..............                                                $20,321
 Equity Portfolio.......                                                           $64,261
 I-Net Tollkeeper
 Portfolio..............                                                                      $5,428
 Multi-Strategy
 Portfolio..............                                                                               $157,104
 Equity Income
 Portfolio..............                                                                                        $222,967

Receivables:

 Due from Pacific Life
 Insurance Company......       39        15                                            172        24         47
 Fund shares redeemed...                          291           19          253                                       37
                         -----------------------------------------------------------------------------------------------
Total Assets............   35,921    21,152     6,230      240,017       20,574     64,433     5,452    157,151  223,004
                         -----------------------------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......                          291           19          258                                       37
 Fund shares purchased..       39        15                                            172        32         47
                         -----------------------------------------------------------------------------------------------
Total Liabilities.......       39        15       291           19          258        172        32         47       37
                         -----------------------------------------------------------------------------------------------
NET ASSETS..............  $35,882   $21,137    $5,939     $239,998      $20,316    $64,261    $5,420   $157,104 $222,967
                         ===============================================================================================
Shares Owned in each
Portfolio...............    3,238     3,139       540       11,325        2,591      2,460       800     10,205    9,505
                         ===============================================================================================
Cost of Investments.....  $42,926   $28,766    $5,926     $306,981      $22,104    $82,101    $7,665   $156,374 $227,421
                         ===============================================================================================

(1) Formerly named Growth Portfolio and Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2000
(In thousands)

                         Strategic  Growth             Mid-Cap   Equity  Small-Cap          International Government
                           Value      LT    Focused 30  Value    Index     Index     REIT       Value     Securities
                         Variable  Variable  Variable  Variable Variable Variable  Variable   Variable     Variable
                          Account  Account   Account   Account  Account   Account  Account   Account (1)    Account
                         --------------------------------------------------------------------------------------------
ASSETS

Investments:
 Strategic Value
 Portfolio..............   $879
 Growth LT Portfolio....           $480,944
 Focused 30 Portfolio...                      $1,105
 Mid-Cap Value
 Portfolio..............                               $23,499
 Equity Index
 Portfolio..............                                        $449,400
 Small-Cap Index
 Portfolio..............                                                  $16,172
 REIT Portfolio.........                                                           $13,231
 International Value
 Portfolio (1) .........                                                                      $208,380
 Government Securities
 Portfolio..............                                                                                      $31,466

Receivables:

 Due from Pacific Life
 Insurance Company......                           2       106       186       96       44                          4
 Fund shares redeemed...                499                                                         63
                         --------------------------------------------------------------------------------------------
Total Assets............    879     481,443    1,107    23,605   449,586   16,268   13,275     208,443         31,470
                         --------------------------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......                499                                                         63
 Fund shares purchased..                           2       106       186       96       44                          4
                         --------------------------------------------------------------------------------------------
Total Liabilities.......                499        2       106       186       96       44          63              4
                         --------------------------------------------------------------------------------------------
NET ASSETS..............   $879    $480,944   $1,105   $23,499  $449,400  $16,172  $13,231    $208,380        $31,466
                         ============================================================================================
Shares Owned in each
Portfolio...............     90      15,364      134     1,821    13,171    1,453    1,082      13,139          2,948
                         ============================================================================================
Cost of Investments.....   $890    $488,298   $1,256   $21,488  $395,037  $17,437  $12,201    $216,468        $30,840
                         ============================================================================================

(1) Formerly named International Portfolio and International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2000
(In thousands)

                          Managed   Money   High Yield Large-Cap
                            Bond    Market     Bond      Value   Variable Variable Variable Variable
                          Variable Variable  Variable  Variable  Account  Account  Account  Account
                          Account  Account   Account    Account     I        II      III       IV
                          --------------------------------------------------------------------------
ASSETS

Investments:
 Managed Bond Portfolio.. $165,061
 Money Market Portfolio..          $202,545
 High Yield Bond
 Portfolio...............                    $42,516
 Large-Cap Value
 Portfolio...............                               $23,077
 Brandes International
 Equity Portfolio........                                        $23,748
 Turner Core Growth
 Portfolio...............                                                 $13,102
 Frontier Capital
 Appreciation
 Portfolio...............                                                          $14,594
 Clifton Enhanced U.S.
 Equity Portfolio (1)....                                                                     $7,823

Receivables:
 Due from Pacific Life
 Insurance Company.......      264    2,269       29        107       23        4       11         1
                          --------------------------------------------------------------------------
Total Assets.............  165,325  204,814   42,545     23,184   23,771   13,106   14,605     7,824
                          --------------------------------------------------------------------------
LIABILITIES

Payables:
 Fund shares purchased...      264    2,269       29        107       23        4       11         1
                          --------------------------------------------------------------------------
Total Liabilities........      264    2,269       29        107       23        4       11         1
                          --------------------------------------------------------------------------
NET ASSETS............... $165,061 $202,545  $42,516    $23,077  $23,748  $13,102  $14,594    $7,823
                          ==========================================================================
Shares Owned in each
Portfolio................   15,260   20,074    5,524      1,832    1,588      746      846       479
                          ==========================================================================
Cost of Investments...... $164,249 $202,967  $46,893    $22,237  $23,185  $16,753  $18,615    $9,207
                          ==========================================================================

(1) Formerly named Enhanced U.S. Equity Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                     Aggressive Emerging  Diversified  Small-Cap  International              I-Net     Multi-    Equity
                       Equity   Markets    Research     Equity      Large-Cap    Equity   Tollkeeper  Strategy   Income
                      Variable  Variable   Variable    Variable     Variable    Variable   Variable   Variable  Variable
                      Account   Account   Account (1) Account (2)  Account (1)  Account   Account (1) Account   Account
                     ----------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends..........   $1,226        $12      $16       $22,131          $17      $4,305              $15,492    $20,983
                     ----------------------------------------------------------------------------------------------------
Net Investment
Income..............    1,226         12       16        22,131           17       4,305               15,492     20,983
                     ----------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) from
 security
 transactions.......    1,368      2,174       33        37,014         (899)      4,154       ($39)    1,836      6,806
 Net unrealized
 appreciation
 (depreciation)
 on investments.....  (11,733)   (12,692)      13      (130,859)      (1,783)    (28,706)    (2,237)  (16,234)   (43,571)
                     ----------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments.........  (10,365)   (10,518)      46       (93,845)      (2,682)    (24,552)    (2,276)  (14,398)   (36,765)
                     ----------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS.....  ($9,139)  ($10,506)     $62      ($71,714)     ($2,665)   ($20,247)   ($2,276)   $1,094   ($15,782)
                     ====================================================================================================

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                        Strategic                         Mid-Cap   Equity   Small-Cap          International Government
                          Value    Growth LT  Focused 30   Value    Index      Index     REIT       Value     Securities
                        Variable   Variable    Variable   Variable Variable  Variable  Variable   Variable     Variable
                       Account (1)  Account   Account (1) Account  Account    Account  Account   Account (2)    Account
                       --------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends...........       $1       $86,293        $5       $192    $9,274      $240     $406      $6,503         $1,405
                       --------------------------------------------------------------------------------------------------

Net Investment
Income...............        1        86,293         5        192     9,274       240      406       6,503          1,405
                       --------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS

 Net realized gain
 (loss) from security
 transactions........                 54,726        (4)     1,064    27,250       (19)     537       3,605           (359)

 Net unrealized
 appreciation
 (depreciation)
 on investments......      (11)     (277,267)     (150)     1,946   (81,837)   (1,931)   1,170     (35,319)         1,794
                       --------------------------------------------------------------------------------------------------

Net Realized and
Unrealized Gain
(Loss)
on Investments.......      (11)     (222,541)     (154)     3,010   (54,587)   (1,950)   1,707     (31,714)         1,435
                       --------------------------------------------------------------------------------------------------

NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS...........     ($10)    ($136,248)    ($149)    $3,202  ($45,313)  ($1,710)  $2,113    ($25,211)        $2,840
                       ==================================================================================================

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                         Managed    Money   High Yield Large-Cap
                           Bond     Market     Bond      Value   Variable Variable  Variable   Variable
                         Variable  Variable  Variable  Variable  Account  Account   Account    Account
                         Account   Account   Account    Account     I        II       III         IV
                         -------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends..............  $8,482    $9,399    $4,404      $217    $1,858   $1,826    $3,567       $1,054
                         -------------------------------------------------------------------------------

Net Investment Income...   8,482     9,399     4,404       217     1,858    1,826     3,567        1,054
                         -------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS

 Net realized gain
 (loss) from security
 transactions...........    (737)      245    (4,022)      785       305    1,170     1,545          318

 Net unrealized
 appreciation
 (depreciation)
 on investments.........   7,338      (175)   (2,080)      781      (879)  (6,036)   (6,187)      (2,074)
                         -------------------------------------------------------------------------------

Net Realized and
Unrealized Gain (Loss)
on Investments..........   6,601        70    (6,102)    1,566      (574)  (4,866)   (4,642)      (1,756)
                         -------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM
OPERATIONS.............. $15,083    $9,469   ($1,698)   $1,783    $1,284  ($3,040)  ($1,075)       ($702)
                         ===============================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                         Aggressive Emerging  Diversified  Small-Cap   International              I-Net      Multi-      Equity
                           Equity   Markets    Research      Equity      Large-Cap    Equity    Tollkeeper  Strategy     Income
                          Variable  Variable   Variable     Variable     Variable    Variable    Variable   Variable    Variable
                          Account   Account   Account (1) Account (2)  Account (1)   Account   Account (1)  Account     Account
                      ------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS
 Net investment
 income.............       $1,226       $12        $16       $22,131          $17     $4,305                 $15,492     $20,983
 Net realized gain
 (loss) from
 security
 transactions.......        1,368     2,174         33        37,014         (899)     4,154        ($39)      1,836       6,806
 Net unrealized
 appreciation
 (depreciation) on
 investments........      (11,733)  (12,692)        13      (130,859)      (1,783)   (28,706)     (2,237)    (16,234)    (43,571)
                      ------------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets
Resulting from
Operations..........       (9,139)  (10,506)        62       (71,714)      (2,665)   (20,247)     (2,276)      1,094     (15,782)
                      ------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...........        9,760     5,600        834        38,899        4,114     17,220       1,210      15,754      33,109
 Transfers between
 variable accounts,
 net................        6,623     8,725      5,218        16,628       20,341     14,858       7,035      (1,013)      1,768
 Transfers--policy
 charges and
 deductions.........       (2,604)   (1,542)      (157)      (14,915)        (794)    (4,462)       (272)     (6,614)    (11,919)
 Transfers--
 surrenders.........         (944)     (570)        (3)      (12,744)        (114)    (1,490)        (13)     (2,799)     (6,034)
 Transfers--other...         (849)     (480)       (15)       (5,225)        (566)    (1,217)       (264)     (1,215)     (3,641)
                      ------------------------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived from
Policy
Transactions........       11,986    11,733      5,877        22,643       22,981     24,909       7,696       4,113      13,283
                      ------------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS..............        2,847     1,227      5,939       (49,071)      20,316      4,662       5,420       5,207      (2,499)
                      ------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year..       33,035    19,910                  289,069                  59,599                 151,897     225,466
                      ------------------------------------------------------------------------------------------------------------
 End of Year........      $35,882   $21,137     $5,939      $239,998      $20,316    $64,261      $5,420    $157,104    $222,967
                      ============================================================================================================

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                          Strategic   Growth               Mid-Cap    Equity   Small-Cap           International  Government
                            Value       LT     Focused 30   Value     Index      Index     REIT        Value      Securities
                          Variable   Variable   Variable   Variable  Variable  Variable  Variable    Variable      Variable
                         Account (1) Account   Account (1) Account   Account    Account  Account    Account (2)    Account
                         ---------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS
 Net investment
 income................       $1      $86,293        $5       $192     $9,274      $240     $406       $6,503       $1,405
 Net realized gain
 (loss) from
 security
 transactions..........                54,726        (4)     1,064     27,250       (19)     537        3,605         (359)
 Net unrealized
 appreciation
 (depreciation) on
 investments...........      (11)    (277,267)     (150)     1,946    (81,837)   (1,931)   1,170      (35,319)       1,794
                         ---------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations.............      (10)    (136,248)     (149)     3,202    (45,313)   (1,710)   2,113      (25,211)       2,840
                         ---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums..............       52       84,921        43      4,295     92,486     4,652    1,931       36,625        4,994
 Transfers between
 variable accounts,
 net...................      861       55,046     1,263     12,071     13,565     8,085    7,479        2,733        4,631
 Transfers--policy
 charges and
 deductions............       (8)     (30,926)      (18)    (1,042)   (26,801)     (868)    (517)     (11,035)      (1,531)
 Transfers--
 surrenders............               (17,105)                 (54)   (13,558)     (122)    (251)      (6,805)      (1,229)
 Transfers--other......      (16)     (11,190)      (34)      (181)    (5,544)     (291)    (167)      (3,276)        (457)
                         ---------------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived from
Policy Transactions....      889       80,746     1,254     15,089     60,148    11,456    8,475       18,242        6,408
                         ---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS..........      879      (55,502)    1,105     18,291     14,835     9,746   10,588       (6,969)       9,248
                         ---------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year.....               536,446                5,208    434,565     6,426    2,643      215,349       22,218
                         ---------------------------------------------------------------------------------------------------
 End of Year...........     $879     $480,944    $1,105    $23,499   $449,400   $16,172  $13,231     $208,380      $31,466
                         ===================================================================================================

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                    Managed    Money    High Yield Large-Cap
                                      Bond     Market      Bond      Value   Variable  Variable  Variable  Variable
                                    Variable  Variable   Variable  Variable  Account   Account   Account   Account
                                    Account   Account    Account    Account     I         II       III        IV
                                   --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income............    $8,482    $9,399    $4,404       $217   $1,858    $1,826    $3,567    $1,054
 Net realized gain (loss) from
 security transactions............      (737)      245    (4,022)       785      305     1,170     1,545       318
 Net unrealized
 appreciation (depreciation)
 on investments...................     7,338      (175)   (2,080)       781     (879)   (6,036)   (6,187)   (2,074)
                                   --------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations..    15,083     9,469    (1,698)     1,783    1,284    (3,040)   (1,075)     (702)
                                   --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums.........    20,167   316,982     8,079      5,067    4,882     3,857     3,548     1,298
 Transfers between variable
 accounts, net....................    26,330  (220,717)   (7,770)    12,710    9,591    (7,257)    5,683     2,156
 Transfers--policy charges and
 deductions.......................    (6,394)  (15,498)   (2,543)    (1,110)    (902)     (716)     (713)     (336)
 Transfers--surrenders............    (3,001)  (10,933)   (1,322)      (186)    (636)     (917)     (793)     (515)
 Transfers--other.................    (1,321)   (7,804)     (262)      (565)    (398)     (447)     (519)      (83)
                                   --------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Derived from Policy
Transactions......................    35,781    62,030    (3,818)    15,916   12,537    (5,480)    7,206     2,520
                                   --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS............................    50,864    71,499    (5,516)    17,699   13,821    (8,520)    6,131     1,818
                                   --------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year................   114,197   131,046    48,032      5,378    9,927    21,622     8,463     6,005
                                   --------------------------------------------------------------------------------
 End of Year......................  $165,061  $202,545   $42,516    $23,077  $23,748   $13,102   $14,594    $7,823
                                   ================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                     Aggressive Emerging   Small-Cap             Multi-    Equity    Growth    Mid-Cap
                                       Equity   Markets     Equity     Equity   Strategy   Income      LT       Value
                                      Variable  Variable   Variable   Variable  Variable  Variable  Variable   Variable
                                      Account   Account   Account (1) Account   Account   Account   Account   Account (2)
                                    --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income.............    $2,297       $60     $24,357    $2,430    $12,175   $18,449   $24,658       $10
 Net realized gain (loss) from
 security transactions.............       835      (293)     17,437     1,715      1,903     8,208    25,696       (70)
 Net unrealized appreciation
 (depreciation) on investments.....     3,261     6,681      51,373     8,860     (4,391)   (1,356)  195,153        66
                                    --------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations...     6,393     6,448      93,167    13,005      9,687    25,301   245,507         6
                                    --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums..........     6,178     3,315      31,800     7,890     13,459    27,427    46,518     1,020
 Transfers between variable
 accounts, net (3).................     4,792     1,415     (11,434)   23,369      5,169     7,886    51,856     4,405
 Transfers--policy charges and
 deductions........................    (1,517)     (908)    (11,435)   (2,031)    (6,081)  (10,117)  (16,923)     (151)
 Transfers--surrenders (3).........      (633)     (553)     (8,959)     (577)    (3,028)  (10,670)  (13,700)      (23)
 Transfers--other (3)..............        56       121      (3,740)     (123)    (1,307)   (2,228)   (4,089)      (49)
                                    --------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Derived from Policy
Transactions.......................     8,876     3,390      (3,768)   28,528      8,212    12,298    63,662     5,202
                                    --------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS.........    15,269     9,838      89,399    41,533     17,899    37,599   309,169     5,208
                                    --------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year.................    17,766    10,072     199,670    18,066    133,998   187,867   227,277
                                    --------------------------------------------------------------------------------------
 End of Year.......................   $33,035   $19,910    $289,069   $59,599   $151,897  $225,466  $536,446    $5,208
                                    ======================================================================================
                                      Equity   Small-Cap
                                      Index      Index        REIT
                                     Variable   Variable    Variable
                                     Account   Account (2) Account (2)
                                    -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income.............    $5,600       $95         $82
 Net realized gain (loss) from
 security transactions.............    16,677        37         (15)
 Net unrealized appreciation
 (depreciation) on investments.....    45,834       667        (140)
                                    -----------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations...    68,111       799         (73)
                                    -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums..........    69,793     1,576         327
 Transfers between variable
 accounts, net (3).................    34,183     4,252       2,476
 Transfers--policy charges and
 deductions........................   (19,242)     (168)        (65)
 Transfers--surrenders (3).........   (18,106)       (8)        (13)
 Transfers--other (3)..............    (3,361)      (25)         (9)
                                    -----------------------------------
Net Increase (Decrease) in Net
Assets Derived from Policy
Transactions.......................    63,267     5,627       2,716
                                    -----------------------------------
NET INCREASE IN NET ASSETS.........   131,378     6,426       2,643
                                    -----------------------------------
NET ASSETS
 Beginning of Year.................   303,187
                                    -----------------------------------
 End of Year.......................  $434,565    $6,426      $2,643
                                    ===================================

(1) Formerly named Growth Variable Account.

(2) Operations commenced on January 8, 1999 for the Mid-Cap Value and Small-Cap Index Variable Accounts and on January 19, 1999 for the REIT Variable Account.

(3) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                     International Government Managed    Money    High Yield  Large-Cap
                                         Value     Securities   Bond     Market      Bond       Value    Variable Variable
                                       Variable     Variable  Variable  Variable   Variable   Variable   Account  Account
                                      Account (1)   Account   Account   Account    Account   Account (2)    I        II
                                    ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS

 Net investment income.............      $7,401      $1,278     $8,539    $4,600    $3,845        $20       $312   $1,181
 Net realized gain (loss) from
 security transactions.............       8,072           9        353       259    (1,968)        29        254      277
 Net unrealized appreciation
 (depreciation) on investments.....      23,374      (1,640)   (10,865)     (137)     (533)        58      1,374    1,904
                                    ---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations...      38,847        (353)    (1,973)    4,722     1,344        107      1,940    3,362
                                    ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS

 Transfer of net premiums..........      29,734       3,788     15,623   255,115     9,673        915      1,409    1,432
 Transfers between variable
 accounts, net (3).................       6,433       4,897      6,358  (176,515)   (1,919)     4,593      5,357   14,362
 Transfers--policy charges and
 deductions........................      (8,874)     (1,057)    (4,945)   (9,879)   (2,496)      (177)      (234)    (290)
 Transfers--surrenders (3).........      (7,341)     (2,246)    (2,536)   (8,550)   (1,409)        (3)       (45)    (171)
 Transfers--other (3)..............        (590)         40       (194)   (2,954)     (531)       (57)       (22)     (21)
                                    ---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Derived from Policy
Transactions.......................      19,362       5,422     14,306    57,217     3,318      5,271      6,465   15,312
                                    ---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS.........      58,209       5,069     12,333    61,939     4,662      5,378      8,405   18,674
                                    ---------------------------------------------------------------------------------------
NET ASSETS

 Beginning of Year.................     157,140      17,149    101,864    69,107    43,370                 1,522    2,948
                                    ---------------------------------------------------------------------------------------
 End of Year.......................    $215,349     $22,218   $114,197  $131,046   $48,032     $5,378     $9,927  $21,622
                                    =======================================================================================
                                     Variable Variable
                                     Account  Account
                                       III       IV
                                    ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS

 Net investment income.............     $243     $474
 Net realized gain (loss) from
 security transactions.............      224      646
 Net unrealized appreciation
 (depreciation) on investments.....    1,903      141
                                    ------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations...    2,370    1,261
                                    ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS

 Transfer of net premiums..........    1,411      885
 Transfers between variable
 accounts, net (3).................    1,264     (595)
 Transfers--policy charges and
 deductions........................     (327)    (259)
 Transfers--surrenders (3).........     (592)    (251)
 Transfers--other (3)..............     (115)     (22)
                                    ------------------
Net Increase (Decrease) in Net
Assets Derived from Policy
Transactions.......................    1,641     (242)
                                    ------------------
NET INCREASE IN NET ASSETS.........    4,011    1,019
                                    ------------------
NET ASSETS

 Beginning of Year.................    4,452    4,986
                                    ------------------
 End of Year.......................   $8,463   $6,005
                                    ==================

(1) Formerly named International Variable Account.

(2) Operations commenced on January 8, 1999 for the Large-Cap Value Variable Account.

(3) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is comprised of twenty-six subaccounts called Variable
Accounts: the Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity (formerly Growth), International Large-Cap, Equity, I-Net Tollkeeper, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International Value (formerly International), Government Securities, Managed Bond, Money Market, High Yield Bond, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III and Variable Account IV as of December 31, 2000. The assets in each of the first twenty-two Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the last four Variable Accounts (I-IV) are invested in the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Clifton Enhanced U.S. Equity (formerly Enhanced U.S. Equity) Portfolios, respectively, which are all portfolios of M Fund, Inc. (collectively, the "Funds"). Each portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through E of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account has organized and registered with the Securities and Exchange Commission five new Variable Accounts during 2000: the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value and Focused 30 Variable Accounts. The International Large-Cap Variable Account commenced operations on January 3, 2000, the Diversified Research Variable Account commenced operations on January 4, 2000, the I-Net Tollkeeper Variable Account commenced operations on May 1, 2000, and the Strategic Value and Focused 30 Variable Accounts commenced operations on October 2, 2000.

 On September 22, 2000, the net assets of the Pacific Select Fund Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Pacific Select Fund Managed Bond Portfolio (the "reorganization"). In connection with the reorganization, a total of 657,265 outstanding accumulation units (valued at $8,510,243) of the Bond and Income Variable Account were exchanged for 326,731 accumulation units with equal value of the Managed Bond Variable Account.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

 A. Valuation of Investments

Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 2000, the Funds declared dividends for each portfolio, except for the I-Net Tollkeeper Portfolio, invested by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS' SHARES

 The investment in the Funds' shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account's investments in the Funds as of December 31, 2000 were as follows (amounts in thousands):

                                                          Variable Accounts
                        --------------------------------------------------------------------------------------
                          Aggressive Emerging   Diversified  Small-Cap  International               I-Net
                            Equity   Markets   Research (1)  Equity (2) Large-Cap (1)  Equity   Tollkeeper (1)
                        --------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year          $28,345   $14,846                 $225,194                 $48,734
Add: Total net proceeds      60,859    25,937      $9,196      253,529     $33,905      45,282       $7,945
 from policy
 transactions
  Reinvested
  distributions from
  the Funds:
  (a) Net investment
  income                                   12          16        1,635          17           4
  (b) Net realized gain       1,226                             20,496                   4,301
                        --------------------------------------------------------------------------------------
         Sub-Total           90,430    40,795       9,212      500,854      33,922      98,321        7,945
Less: Cost of
 investments disposed
 during the year             47,504    12,029       3,286      193,873      11,818      16,220          280
                        --------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                        42,926    28,766       5,926      306,981      22,104      82,101        7,665
Add: Unrealized
 appreciation
 (depreciation)              (7,044)   (7,629)         13      (66,983)     (1,783)    (17,840)      (2,237)
                        --------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                       $35,882   $21,137      $5,939     $239,998     $20,321     $64,261       $5,428
                        --------------------------------------------------------------------------------------

                            Multi-    Equity     Strategic     Growth      Focused    Mid-Cap       Equity
                           Strategy   Income     Value (1)       LT        30 (1)      Value        Index
                        --------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year         $134,934  $186,348                 $266,532                  $5,142     $298,365
Add: Total net proceeds
 from policy
 transactions                12,955    32,019        $893      167,633      $1,344      28,091      109,031
  Reinvested
  distributions from
  the Funds:
  (a) Net investment
  income                      4,104     1,968           1        2,938           5          79        4,352
  (b) Net realized gain      11,388    19,015                   83,355                     113        4,922
                        --------------------------------------------------------------------------------------
         Sub-Total          163,381   239,350         894      520,458       1,349      33,425      416,670
Less: Cost of
 investments disposed
 during the year              7,007    11,929           4       32,160          93      11,937       21,633
                        --------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                       156,374   227,421         890      488,298       1,256      21,488      395,037
Add: Unrealized
 appreciation
 (depreciation)                 730    (4,454)        (11)      (7,354)       (151)      2,011       54,363
                        --------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                      $157,104  $222,967        $879     $480,944      $1,105     $23,499     $449,400
                        --------------------------------------------------------------------------------------

                          Small-Cap            International Government    Managed     Money      High Yield
                            Index      REIT      Value (2)   Securities     Bond       Market        Bond
                        --------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year           $5,759    $2,783    $188,119      $23,386    $120,723    $131,293      $50,328
Add: Total net proceeds
 from policy
 transactions                22,251    26,537      78,426       13,983      63,553     566,949       27,410
  Reinvested
  distributions from
  the Funds:
  (a) Net investment
  income                        175       402         305        1,405       8,482       9,399        4,404
  (b) Net realized gain          65         4       6,198
                        --------------------------------------------------------------------------------------
         Sub-Total           28,250    29,726     273,048       38,774     192,758     707,641       82,142
Less: Cost of
 investments disposed
 during the year             10,813    17,525      56,580        7,934      28,509     504,674       35,249
                        --------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                        17,437    12,201     216,468       30,840     164,249     202,967       46,893
Add: Unrealized
 appreciation
 (depreciation)              (1,265)    1,030      (8,088)         626         812        (422)      (4,377)
                        --------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                       $16,172   $13,231    $208,380      $31,466    $165,061    $202,545      $42,516
                        --------------------------------------------------------------------------------------

                          Large-Cap
                            Value       I           II          III          IV
                        ---------------------------------------------------
Total cost of
 investments at
 beginning of year           $5,320    $8,485     $19,237       $6,298      $5,315
Add: Total net proceeds
 from policy
 transactions                27,909    13,560      22,199       29,655       4,398
  Reinvested
  distributions from
  the Funds:
  (a) Net investment
  income                        149     1,656       1,701        3,247         889
  (b) Net realized gain          68       202         125          320         165
                        ---------------------------------------------------
         Sub-Total           33,446    23,903      43,262       39,520      10,767
Less: Cost of
 investments disposed
 during the year             11,209       718      26,509       20,905       1,560
                        ---------------------------------------------------
Total cost of
 investments at end of
 year                        22,237    23,185      16,753       18,615       9,207
Add: Unrealized
 appreciation
 (depreciation)                 840       563      (3,651)      (4,021)     (1,384)
                        ---------------------------------------------------
Total market value of
 investments at end of
 year                       $23,077   $23,748     $13,102      $14,594      $7,823
                        ---------------------------------------------------

----------------
(1) Operations commenced during 2000 (See Note 1 to Financial Statements).

(2) Small-Cap Equity was formerly named Growth and International Value was formerly named International.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

 Transactions in Separate Account units for the year ended December 31, 2000 and the selected accumulation unit information as of December 31, 2000 were as follows (units in thousands):

                                                                Variable Accounts
                              ------------------------------------------------------------------------------------
                                Aggressive Emerging  Diversified  Small-Cap  International              I-Net
                                  Equity   Markets  Research (1)  Equity (2) Large-Cap (1) Equity   Tollkeeper (1)
                              ------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year              2,034     1,835                   4,960                   2,878
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                        653       598         73          597         463         883         131
 (b) Transfers between
     variable accounts, net          398       879        465          255       2,292         757         727
 (c) Transfers--policy
     charges and deductions         (175)     (167)       (14)        (229)        (89)       (228)        (31)
 (d) Transfers--
     surrenders                      (64)      (62)                   (196)        (13)        (78)         (2)
 (e) Transfers--other                (48)      (55)        (2)         (79)        (64)        (65)        (25)
                              ------------------------------------------------------------------------------------
          Sub-Total                  764     1,193        522          348       2,589       1,269         800
                              ------------------------------------------------------------------------------------
Total units outstanding
 at end of year                    2,798     3,028        522        5,308       2,589       4,147         800
                              ===================================================================================

Accumulation Unit Value:
 At beginning of year             $16.24    $10.85     $10.00       $58.28      $10.00      $20.71      $10.00
 At end of year                   $12.82     $6.98     $11.38       $45.22       $7.85      $15.50       $6.78

                                  Multi-    Equity    Strategic     Growth      Focused    Mid-Cap      Equity
                                 Strategy   Income    Value (1)       LT         30 (1)     Value       Index
                              ------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year              4,129     4,401                   8,447                     504       8,532
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                        420       659          5        1,379           5         372       1,865
 (b) Transfers between
     variable accounts, net          (27)       36         87          811         134       1,057         255
 (c) Transfers--policy
     charges and deductions         (176)     (236)        (1)        (499)         (2)        (90)       (540)
 (d) Transfers--
     surrenders                      (75)     (120)                   (271)                     (5)       (274)
 (e) Transfers--other                (32)      (75)        (1)        (194)         (3)        (19)       (110)
                              ------------------------------------------------------------------------------------
          Sub-Total                  110       264         90        1,226         134       1,315       1,196
                              ------------------------------------------------------------------------------------
Total units outstanding
 at end of year                    4,239     4,665         90        9,673         134       1,819       9,728
                              ====================================================================================

Accumulation Unit Value:
 At beginning of year             $36.79    $51.24     $10.00       $63.51      $10.00      $10.34      $50.93
 At end of year                   $37.06    $47.80      $9.78       $49.72       $8.26      $12.92      $46.20

                                Small-Cap           International Government   Managed      Money     High Yield
                                  Index      REIT     Value (2)   Securities    Bond       Market        Bond
                              ------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year                547       265      8,016          955       4,684       7,384       1,720
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                        358       163      1,467          198         782      17,195         294
 (b) Transfers between
     variable accounts, net          622       646        119          184       1,020     (11,973)       (282)
 (c) Transfers--policy
     charges and deductions          (67)      (43)      (443)         (61)       (248)       (841)        (93)
 (d) Transfers--
     surrenders                       (9)      (20)      (272)         (49)       (116)       (593)        (48)
 (e) Transfers--other                (22)      (13)      (133)         (18)        (51)       (423)        (10)
                              ------------------------------------------------------------------------------------
          Sub-Total                  882       733        738          254       1,387       3,365        (139)
                              ------------------------------------------------------------------------------------
Total units outstanding
 at end of year                    1,429       998      8,754        1,209       6,071      10,749       1,581
                              ====================================================================================

Accumulation Unit Value:
 At beginning of year             $11.74     $9.99     $26.87       $23.27      $24.38      $17.75      $27.92
 At end of year                   $11.32    $13.26     $23.80       $26.03      $27.19      $18.84      $26.89

------
** Accumulation Unit: unit of measure used to calculate the value of a Policy
   Owner's interest in a Variable Account during the accumulation period.

(1) Operations commenced during 2000 (See Note 1 to Financial Statements).

(2) Small-Cap Equity was formerly named Growth and International Value was formerly named International.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                                     Variable Accounts
                                      ---------------------------------------------
                                         Large-Cap
                                           Value     I       II     III      IV
                                      ---------------------------------------------
Total units outstanding at beginning
 of year                                    494      565     878     452     291
Increase (decrease) in units
 resulting from policy transactions:
 (a) Transfer of net premiums               428      276     155     169      67
 (b) Transfers between variable
     accounts, net                        1,074      560    (349)    200     111
 (c) Transfers--policy charges and
     deductions                             (94)     (52)    (28)    (34)    (17)
 (d) Transfers--surrenders                  (16)     (37)    (37)    (37)    (27)
 (e) Transfers--other                       (46)     (24)    (20)    (26)     (4)
                                      ---------------------------------------------
          Sub-Total                       1,346      723    (279)    272     130
                                      ---------------------------------------------
Total units outstanding at end of
 year                                     1,840    1,288     599     724     421
                                      =============================================

Accumulation Unit Value:
 At beginning of year                    $10.88   $17.58  $24.62  $18.72  $20.64
 At end of year                          $12.54   $18.44  $21.88  $20.16  $18.58

   INDEPENDENT AUDITORS' REPORT
   ----------------------------

   Pacific Life Insurance Company and Subsidiaries:

   We have audited the accompanying consolidated statements of financial condition of Pacific Life Insurance Company and Subsidiaries (the Company) as of December 31, 2000 and 1999, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

   Deloitte & Touche LLP
   Costa Mesa, CA

   February 26, 2001

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                            December 31,
                                                            2000     1999
----------------------------------------------------------------------------
                                                            (In Millions)
ASSETS
Investments:
  Securities available for sale at estimated fair value:
    Fixed maturity securities                              $15,136  $14,814
    Equity securities                                          179      295
  Trading securities at fair value                              71      100
  Mortgage loans                                             3,026    2,920
  Real estate                                                  243      236
  Policy loans                                               4,680    4,258
  Other investments                                          2,654      883
---------------------------------------------------------------------------
TOTAL INVESTMENTS                                           25,989   23,506
Cash and cash equivalents                                      211      439
Deferred policy acquisition costs                            1,785    1,446
Accrued investment income                                      335      287
Other assets                                                   535      832
Separate account assets                                     25,918   23,613
---------------------------------------------------------------------------
TOTAL ASSETS                                               $54,773  $50,123
===========================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life and investment-type products              $19,410  $19,046
  Future policy benefits                                     4,531    4,386
  Short-term and long-term debt                                359      224
  Other liabilities                                          1,323      939
  Separate account liabilities                              25,918   23,613
---------------------------------------------------------------------------
TOTAL LIABILITIES                                           51,541   48,208
---------------------------------------------------------------------------
Commitments and contingencies
Stockholder's Equity:
  Common stock - $50 par value; 600,000 shares authorized,
   issued and outstanding                                       30       30
  Paid-in capital                                              147      140
  Unearned ESOP shares                                          (6)     (12)
  Retained earnings                                          3,030    2,035
  Accumulated other comprehensive income (loss)                 31     (278)
---------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                                   3,232    1,915
---------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                 $54,773  $50,123
===========================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                      Years Ended December 31,
                                                       2000     1999     1998
-------------------------------------------------------------------------------
                                                           (In Millions)
REVENUES
Universal life and investment-type product policy
 fees                                                  $  769   $  654   $  525
Insurance premiums                                        552      484      537
Net investment income                                   1,615    1,473    1,414
Net realized investment gains                           1,002      102       40
Commission revenue                                        270      234      220
Other income                                              209      145      112
-------------------------------------------------------------------------------
TOTAL REVENUES                                          4,417    3,092    2,848
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Interest credited to universal life and investment-
 type products                                            934      904      881
Policy benefits paid or provided                          879      735      757
Commission expenses                                       576      485      387
Operating expenses                                        575      453      468
-------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                             2,964    2,577    2,493
-------------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES                1,453      515      355
Provision for income taxes                                458      144      113
-------------------------------------------------------------------------------

NET INCOME                                             $  995   $  371   $  242
===============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                Accumulated Other
                                                                           Comprehensive Income (Loss)
                                                                     ---------------------------------------
                                                                      Unrealized                Unrealized
                                                                      Gain/(Loss)    Foreign      Gain on
                                                   Unearned          On Securities  Currency    Interest in
                                    Common Paid-in   ESOP   Retained Available for Translation     PIMCO
                                    Stock  Capital  Shares  Earnings   Sale, Net   Adjustment  Advisors L.P. Total
-------------------------------------------------------------------------------------------------------------------
                                                                     (In Millions)
BALANCES, JANUARY 1, 1998            $30    $120             $1,422      $578          $(3)                  $2,147
Comprehensive income:
  Net income                                                    242                                             242
  Other comprehensive income (loss)                                       (71)           4                      (67)
                                                                                                             ------
Total comprehensive income                                                                                      175
Issuance of partnership units by
 PIMCO Advisors L.P.                           6                                                                  6
-------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 1998           30     126              1,664       507            1                    2,328
Comprehensive loss:
  Net income                                                    371                                             371
  Other comprehensive loss                                               (785)          (1)                    (786)
                                                                                                             ------
Total comprehensive loss                                                                                       (415)
Issuance of partnership units by
 PIMCO Advisors L.P.                          11                                                                 11
Capital contribution                           3                                                                  3
Purchase of ESOP note                                $(13)                                                      (13)
Allocation of unearned ESOP Shares                      1                                                         1
-------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 1999           30     140      (12)    2,035      (278)          -                     1,915
Comprehensive income:
  Net income                                                    995                                             995
  Other comprehensive income (loss)                                       236           (4)         $77         309
                                                                                                             ------
Total comprehensive income                                                                                    1,304
Issuance of partnership units by
 PIMCO Advisors L.P.                           5                                                                  5
Allocation of unearned ESOP Shares             2        6                                                         8
-------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 2000          $30    $147     $ (6)   $3,030      $(42)         $(4)         $77      $3,232
===================================================================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                   Years Ended December 31,
                                                   2000        1999      1998
--------------------------------------------------------------------------------
                                                         (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                          $   995   $   371   $   242
Adjustments to reconcile net income to net cash
 provided by operating activities:
  Amortization on fixed maturity securities             (72)      (78)      (39)
  Depreciation and other amortization                    36        21        26
  Earnings of equity method investees                   (23)      (93)      (99)
  Deferred income taxes                                 424        (8)      (21)
  Net realized investment gains                      (1,002)     (102)      (40)
  Net change in deferred policy acquisition costs      (339)     (545)     (172)
  Interest credited to universal life and invest-
   ment-type products                                   934       904       881
  Change in trading securities                           29        (3)      (14)
  Change in accrued investment income                   (48)      (28)        3
  Change in future policy benefits                      145        58       (10)
  Change in other assets and liabilities                 86       206       102
--------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES             1,165       703       859
--------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale:
  Purchases                                          (2,903)   (4,173)   (4,331)
  Sales                                               1,595     2,334     2,209
  Maturities and repayments                           1,601     1,400     2,222
Repayments of mortgage loans                            700       681       335
Proceeds from sales of mortgage loans and real
 estate                                                   1        24        43
Purchases of mortgage loans and real estate            (806)     (886)   (1,246)
Distributions from partnerships                          62       138       120
Change in policy loans                                 (422)     (255)     (130)
Cash received from acquisition of insurance block
 of business                                                      165
Other investing activity, net                          (720)      255      (466)
--------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                  (892)     (317)   (1,244)
--------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                               Years Ended December 31,
(Continued)                                     2000      1999      1998
--------------------------------------------------------------------------
                                                    (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                    $  4,090  $  4,453  $  4,007
  Withdrawals                                   (4,734)   (4,322)   (3,771)
Net change in short-term and long-term debt        135      (220)      192
Purchase of ESOP note                                        (13)
Allocation of unearned ESOP shares                   8         1
--------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING
 ACTIVITIES                                       (501)     (101)      428
--------------------------------------------------------------------------

Net change in cash and cash equivalents           (228)      285        43
Cash and cash equivalents, beginning of year       439       154       111
--------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF YEAR        $    211  $    439  $    154
==========================================================================

SUPPLEMENTAL SCHEDULE OF INVESTING AND FINANCING ACTIVITIES

In connection with the acquisition of an annuity block of business in 1999, as discussed in Note 4, the following assets and liabilities were assumed:

     Fixed maturity securities                          $  1,593
     Cash and cash equivalents                               165
     Other assets                                            100
                                                        --------
        Total assets assumed                            $  1,858
                                                        ========

     Annuity reserves                                   $  1,847
     Other liabilities                                        11
                                                        --------
        Total liabilities assumed                       $  1,858
                                                        ========

==========================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Income taxes paid                             $     74  $     83  $    128
Interest paid                                 $     28  $     23  $     24
==========================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION AND DESCRIPTION OF BUSINESS

   Pacific Life Insurance Company (Pacific Life) was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate stock holding company. PMHC and Pacific LifeCorp were organized pursuant to consent received from the Insurance Department of the State of California and the implementation of a plan of conversion to form a mutual holding company structure in 1997 (the Conversion).

   Pacific Life and its subsidiaries and affiliates have primary business operations which consist of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations, and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans.

   BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) and include the accounts of Pacific Life and its majority owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated. Pacific Life prepares its regulatory financial statements based on accounting practices prescribed or permitted by the Insurance Department of the State of California. These consolidated financial statements differ from those filed with regulatory authorities (Note 2).

   NEW ACCOUNTING PRONOUNCEMENTS

   On January 1, 2000, the Company adopted the American Institute of Certified Public Accountants Statement of Position (SOP) 98-7, Deposit Accounting:
   Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk. SOP 98-7 provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk under a method referred to as deposit accounting. Adoption of this SOP did not have a material impact on the Company's consolidated financial statements.

   In September 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standard (SFAS) No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - a replacement of FASB Statement No. 125. SFAS No. 140 revises the standards of accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosures, but it carries over most of SFAS No. 125's provisions without reconsideration. It is effective for transfers of financial assets and extinguishments of liabilities occurring after March 31, 2001 and is effective for recognition and reclassification of collateral for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. Implementation of SFAS No. 140 is not expected to have a material impact on the Company's consolidated financial statements.

   Effective January 1, 2001, the Company will adopt the requirements of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of FASB Statement No. 133, and supplemented by implementation guidance issued by the FASB's Derivatives Implementation Group. SFAS No. 133 requires, among other things, that all derivatives be recognized as either assets or liabilities and measured at estimated fair value. The corresponding derivative gains and losses should be reported based upon the hedge

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   relationship, if such a relationship exists. Changes in the estimated fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133 are required to be reported in income. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk, the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Implementation of SFAS No. 133, as amended, is not expected to have a material impact on the Company's consolidated financial statements. However, the FASB's Derivative Implementation Group continues to deliberate on multiple issues, the resolution of which could have a significant impact on the Company's expectations.

   INVESTMENTS

   Available for sale fixed maturity securities and equity securities are reported at estimated fair value, with unrealized gains and losses, net of deferred income taxes and adjustments related to deferred policy acquisition costs, recorded as a component of other comprehensive income
   (loss). The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. Trading securities are reported at fair value with unrealized gains and losses included in net realized investment gains.

   For mortgage-backed securities included in fixed maturity securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

   Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized investment gains.

   Derivative financial instruments are carried at estimated fair value. Unrealized gains and losses of derivatives used to hedge securities classified as available for sale are recorded as a component of other comprehensive income (loss), similar to the accounting of the underlying hedged assets. Realized gains and losses on derivatives used for hedging are deferred and amortized over the average life of the related hedged assets or liabilities. Unrealized gains and losses of other derivatives are included in net realized investment gains.

   Mortgage loans, net of valuation allowances, and policy loans are stated at unpaid principal balances.

   Real estate is carried at depreciated cost, net of writedowns, or, for real estate acquired in satisfaction of debt, estimated fair value less estimated selling costs at the date of acquisition, if lower than the related unpaid balance.

   Partnership and joint venture interests in which the Company does not have a controlling interest or a majority ownership are generally recorded using the equity method of accounting and are included in other investments.

   Investments in Low Income Housing Tax Credits (LIHTC) are included in other investments. These investments are recorded under either the effective interest method or the equity method. For investments in LIHTC recorded under the effective interest method, the amortization of the original investment and the tax credits are recorded in the provision for income taxes. For investments in LIHTC recorded under the equity method, the amortization of the initial investment is included in net investment income and the related tax credits are recorded in the provision for income taxes. The amortization recorded in net investment income was $33 million, $22 million and $11 million for the years ended December 31, 2000, 1999 and 1998, respectively.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   The Company, through its wholly owned subsidiary Pacific Asset Management LLC and subsidiaries (PAM), had an approximate 33% beneficial ownership interest in PIMCO Advisors L.P. (PIMCO Advisors) as of December 31, 1999 and May 4, 2000, through the direct and indirect ownership of PIMCO Advisors' Class A limited partnership units (Class A units). This interest was accounted for using the equity method through May 4, 2000.

   On May 5, 2000, a transaction was closed whereby Allianz of America, Inc. (Allianz), a subsidiary of Allianz AG, acquired substantially all interests in PIMCO Advisors other than those beneficially owned by PAM. PAM exchanged its Class A units for a new security, PIMCO Advisors Class E limited partnership units (Class E units). This exchange resulted in a realized, pretax nonmonetary exchange gain of $1,082 million, based on the fair value of the Class A units exchanged, or $38.75 per unit, the per unit value that Allianz paid to acquire its interest in PIMCO Advisors. This gain is included in net realized investment gains for the year ended December 31, 2000. A net deferred tax liability in the amount of $365 million was also established.

   As a result of this transaction, the Company has virtually no influence over PIMCO Advisors' operating and financial policies. Effective May 5, 2000, the interest in PIMCO Advisors is being accounted for using the cost method. The interest in PIMCO Advisors, which is included in other investments, is being reported at estimated fair value, as determined by the put and call option price described below. An unrealized gain of $124 million, net of deferred income taxes of $47 million, is reported as a component of other comprehensive income (loss).

   In connection with this transaction, PAM entered into a Continuing Investment Agreement with Allianz with respect to its interest in PIMCO Advisors. The interest in PIMCO Advisors held by PAM is subject to put and call options held by PAM and Allianz, respectively. The put option gives PAM the right to require Allianz, on the last business day of each calendar quarter, to purchase all of the interest in PIMCO Advisors held by PAM. The put option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14. The call option gives Allianz the right to require PAM, on any January 31, April 30, July 31, or October 31, beginning on January 31, 2003, to sell its interest in PIMCO Advisors to Allianz. The call option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14 and can be exercised only if the call per unit value reaches a minimum value.

   CASH AND CASH EQUIVALENTS

   Cash and cash equivalents include all liquid debt instruments with an original maturity of three months or less.

   DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new insurance business, principally commissions, medical examinations, underwriting, policy issue and other expenses, all of which vary with and are primarily related to the production of new business, have been deferred. For universal life and investment-type products, such costs are generally amortized over the expected life of the contract in proportion to the present value of expected gross profits using the assumed crediting rate. Adjustments are reflected in income or equity in the period the Company experiences deviations in gross profit assumptions. Adjustments directly affecting equity result from experience deviations due to changes in unrealized gains and losses in investments classified as available for sale. For traditional life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions consistent with those used in computing policy reserves.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   Components of deferred policy acquisition costs are as follows:

                                                  Years Ended December 31,
                                                    2000      1999     1998
                                                  ---------------------------
                                                       (In Millions)
        Balance, January 1                          $1,446    $  901    $717
        Additions:
          Capitalized during the year                  621       538     275
          Acquisition of insurance block of
           business                                               75
                                                  --------------------------
        Total additions                                621       613     275
                                                  --------------------------
        Amortization:
          Allocated to commission expenses            (174)     (112)    (68)
          Allocated to operating expenses              (54)      (49)    (29)
          Allocated to unrealized gains (losses)       (54)       93       6
                                                  --------------------------
        Total amortization                            (282)      (68)    (91)
                                                  --------------------------
        Balance, December 31                        $1,785  $  1,446    $901
                                                  ==========================

   UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   Universal life and investment-type products, including guaranteed interest contracts and funding agreements, are valued using the retrospective deposit method and consist principally of deposits received plus interest credited less accumulated assessments. Interest credited to these policies primarily ranged from 4.0% to 8.4% during 2000, 1999 and 1998.

   FUTURE POLICY BENEFITS

   Life insurance reserves are valued using the net level premium method. Interest rate assumptions ranged from 4.5% to 9.3% for 2000, 1999 and 1998. Mortality, morbidity and withdrawal assumptions are generally based on the Company's experience, modified to provide for possible unfavorable deviations. Future dividends for participating business are provided for in the liability for future policy benefits. Dividends to policyholders are included in policy benefits paid or provided.

   Dividends are accrued based on dividend formulas approved by the Board of Directors and reviewed for reasonableness and equitable treatment of policyholders by an independent consulting actuary. As of December 31, 2000 and 1999, participating experience rated policies paying dividends represent less than 1% of direct written life insurance in force.

   REVENUES, BENEFITS AND EXPENSES

   Insurance premiums are recognized as revenue when due. Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

   Generally, receipts for universal life and investment-type products are classified as deposits. Policy fees from these contracts include mortality charges, surrender charges and earned policy service fees. Expenses related to these products include interest credited to account balances and benefit amounts in excess of account balances.

   Commission revenue from Pacific Life's broker-dealer subsidiaries is recorded on the trade date.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   DEPRECIATION AND AMORTIZATION

   Depreciation of investment real estate is computed on the straight-line method over the estimated useful lives, which range from 5 to 30 years. Certain other assets are depreciated or amortized on the straight-line method over periods ranging from 3 to 40 years. Depreciation of investment real estate is included in net investment income. Depreciation and amortization of certain other assets is included in operating expenses.

   INCOME TAXES

   Pacific Life is taxed as a life insurance company for income tax purposes. Pacific Life and its includable subsidiaries are included in the consolidated income tax returns of PMHC and are allocated an expense or benefit based principally on the effect of including their operations in the consolidated provisions. Deferred income taxes are provided for timing differences in the recognition of revenues and expenses for financial reporting and income tax purposes.

   SEPARATE ACCOUNTS

   Separate account assets are recorded at estimated fair value and the related liabilities represent segregated contract owner funds maintained in accounts with individual investment objectives. The investment results of separate account assets generally pass through to separate account contract owners.

   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair value of financial instruments, disclosed in Notes 5, 6 and 7, has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

   RISKS AND UNCERTAINTIES

   The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, investment market risk, credit risk and legal and regulatory changes.

   Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize losses. The Company controls its exposure to this risk by, among other things, asset/liability matching techniques that attempt to match the duration of assets and liabilities and utilization of derivative instruments. Additionally, the Company includes contractual provisions limiting withdrawal rights for certain of its products. A substantial portion of the Company's liabilities are not subject to surrender or can be surrendered only after deduction of a surrender charge or a market value adjustment.

   Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. The credit risk of financial instruments is controlled through credit approval procedures, limits and ongoing monitoring. Real estate and mortgage loan investment risks are limited by diversification of geographic location and property type. Management does not believe that significant concentrations of credit risk exist.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   The Company is also exposed to credit loss in the event of nonperformance by the counterparties to interest rate swap contracts and other derivative securities. The Company manages this risk through credit approvals and limits on exposure to any specific counterparty. However, the Company does not anticipate nonperformance by the counterparties.

   The Company is subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives which can result in additional, unanticipated expense to the Company. Existing Federal laws and regulations affect the taxation of life insurance or annuity products and insurance companies. There can be no assurance as to what, if any, cases might be decided or future legislation might be enacted, or if decided or enacted, whether such cases or legislation would contain provisions with possible negative effects on the Company's life insurance or annuity products.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   RECLASSIFICATIONS

   Certain prior year amounts have been reclassified to conform to the 2000 financial statement presentation.

2.  STATUTORY RESULTS

   The following are reconciliations of statutory capital and surplus, and statutory net income for Pacific Life, as calculated in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of California, to the amounts reported as stockholder's equity and net income included on the accompanying consolidated financial statements:

                                                          December 31,
                                                           2000    1999
                                                          --------------
                                                          (In Millions)
         Statutory capital and surplus                    $1,678  $1,219
           Deferred policy acquisition costs               1,764   1,399
           Asset valuation reserve                           524     232
           Deferred income taxes                             181     305
           Non admitted assets                               115      83
           Subsidiary equity                                  50      25
           Accumulated other comprehensive income (loss)      31    (278)
           Surplus notes                                    (150)   (150)
           Insurance and annuity reserves                   (767)   (845)
           Other                                            (194)    (75)
                                                          --------------
         Stockholder's equity as reported herein          $3,232  $1,915
                                                          ==============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS (Continued)


                                               Years Ended December 31,
                                                2000      1999      1998
                                              ----------------------------
                                                    (In Millions)
         Statutory net income                 $    141  $    168  $    188
           Earnings of subsidiaries                674       (27)      (33)
           Deferred policy acquisition costs       393       379       177
           Deferred income taxes                   (87)       (3)       18
           Insurance and annuity reserves         (106)     (184)     (145)
           Other                                   (20)       38        37
                                              ----------------------------
         Net income as reported herein        $    995  $    371  $    242
                                              ============================

   RISK-BASED CAPITAL

   Risk-based capital is a method developed by the National Association of Insurance Commissioners (NAIC) to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. The adequacy of a company's actual capital is measured by the risk-based capital results, as determined by the formulas. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2000 and 1999, Pacific Life and Pacific Life & Annuity Company (PL&A), a wholly owned Arizona domiciled life insurance subsidiary of Pacific Life, exceeded the minimum risk-based capital requirements.

   CODIFICATION

   In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (Codification). Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Insurance Departments of the States of Arizona and California will require adoption of Codification for the preparation of statutory financial statements effective January 1, 2001. The impact of adopting Codification will be reported as an adjustment to statutory surplus on the effective date. The Company has not yet finalized the effects of adopting Codification, but anticipates that there will not be any adverse effect on the statutory surplus of Pacific Life or PL&A.

   PERMITTED PRACTICE

   Effective May 5, 2000, the Insurance Department of the State of California approved a permitted practice allowing Pacific Life to apply the accounting guidance promulgated for limited liability companies in Statement of Statutory Accounting Principle (SSAP) No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and SSAP No. 46, Investments in Subsidiary, Controlled and Affiliated Entities, prior to the effective date of Codification, for its investment in PAM. Under this permitted practice, PAM is accounted for using the equity method of accounting. The permitted practice also required that the equity of PAM be adjusted for any tax effects not recorded at PAM due to its limited liability company structure.

   Prior to May 5, 2000, net cash distributions received on PAM's interest in PIMCO Advisors were recorded as income, as permitted by the Insurance Department of the State of California.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS (Continued)

   DIVIDEND RESTRICTIONS

   Dividend payments by Pacific Life to Pacific LifeCorp in any 12-month period cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Insurance Department of the State of California. Based on this limitation and 2000 statutory results, Pacific Life could pay $161 million in dividends in 2001 without prior approval. No dividends were paid during 2000, 1999 and 1998.

   The maximum amount of ordinary dividends that can be paid by PL&A without restriction cannot exceed the lesser of 10% of statutory surplus as regards to policyholders, or the statutory net gain from operations. No dividends were paid during 2000, 1999 and 1998. Based on this limitation and 2000 statutory results, PL&A could pay $22 million in dividends in 2001 without prior approval.

3. CLOSED BLOCK

   In connection with the Conversion, an arrangement known as a closed block (the Closed Block) was established, for dividend purposes only, for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale for 1997. The Closed Block was designed to give reasonable assurance to holders of Closed Block policies that policy dividends will not change solely as a result of the Conversion.

   Assets that support the Closed Block, which are primarily included in fixed maturity securities, policy loans and accrued investment income, amounted to $290 million and $294 million as of December 31, 2000 and 1999, respectively. Liabilities allocated to the Closed Block, which are primarily included in future policy benefits, amounted to $330 million and $342 million as of December 31, 2000 and 1999, respectively. The contribution to income from the Closed Block amounted to $6 million, $4 million and $5 million and is primarily included in insurance premiums, net investment income and policy benefits paid or provided for the years ended December 31, 2000, 1999 and 1998, respectively.

4. ACQUISITIONS

   In 1999, Pacific Life acquired a payout annuity block of business from Confederation Life Insurance Company (U.S.) in Rehabilitation, which is currently under rehabilitation (Confederation Life). On the effective date, this block of business consisted of approximately 16,000 annuitants having reserves of $1.8 billion. The assets received as part of this acquisition amounted to $1.6 billion in fixed maturity securities and $0.2 billion in cash. The cost of acquiring this annuity business, representing the amount equal to the excess of the estimated fair value of the reserves assumed over the estimated fair value of the assets acquired, is included in deferred policy acquisition costs.

   During 1999, Pacific Life acquired a 95% interest in Grayhawk Golf Holdings, LLC, which owns 100% of a real estate investment property in Arizona.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale are shown below. The estimated fair value of publicly traded securities is based on quoted market prices. For securities not actively traded, estimated fair values were provided by independent pricing services specializing in matrix pricing and modeling techniques. The Company also estimates certain fair values based on interest rates, credit quality and average maturity or from securities with comparable trading characteristics.

                                                Gross Unrealized
                                      Amortized -----------------  Estimated
                                        Cost     Gains    Losses   Fair Value
                                      ---------------------------------------
                                                  (In Millions)
    As of December 31, 2000:
    ------------------------
    U.S. Treasury securities and
     obligations of U.S. government
     authorities and agencies          $    32      $  2             $    34
    Obligations of states and
     political subdivisions                641        55     $  1        695
    Foreign governments                    302        20        5        317
    Corporate securities                 8,780       258      232      8,806
    Mortgage-backed and asset-backed
     securities                          5,230       101      100      5,231
    Redeemable preferred stock              52         9        8         53
                                      --------------------------------------
    Total fixed maturity securities    $15,037      $445     $346    $15,136
                                      ======================================
    Total equity securities            $   173      $ 18     $ 12    $   179
                                      ======================================
    As of December 31, 1999:
    ------------------------
    U.S. Treasury securities and
     obligations of U.S. government
     authorities and agencies          $    93      $  9     $  1    $   101
    Obligations of states and
     political subdivisions                642        13       28        627
    Foreign governments                    285        11        7        289
    Corporate securities                 8,740       220      387      8,573
    Mortgage-backed and asset-backed
     securities                          5,324        34      251      5,107
    Redeemable preferred stock             108        14        5        117
                                      --------------------------------------
    Total fixed maturity securities    $15,192      $301     $679    $14,814
                                      ======================================
    Total equity securities            $   269      $ 57     $ 31    $   295
                                      ======================================


                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS (Continued)

   The amortized cost and estimated fair value of fixed maturity securities available for sale as of December 31, 2000, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Amortized Estimated
                                                     Cost    Fair Value
                                                   --------------------
                                                      (In Millions)
        Due in one year or less                     $   538    $   545
        Due after one year through five years         3,669      3,749
        Due after five years through ten years        2,833      2,835
        Due after ten years                           2,767      2,776
                                                   -------------------
                                                      9,807      9,905
        Mortgage-backed and asset-backed
         securities                                   5,230      5,231
                                                   -------------------
        Total                                       $15,037    $15,136
                                                   ===================

   Major categories of investment income are summarized as follows:

                                               Years Ended December 31,
                                                 2000    1999    1998
                                               ------------------------
                                                    (In Millions)
        Fixed maturity securities                $1,109  $1,030  $  930
        Equity securities                            13      15      14
        Mortgage loans                              225     205     175
        Real estate                                  61      46      38
        Policy loans                                182     159     161
        Other                                       155     132     203
                                               ------------------------
          Gross investment income                 1,745   1,587   1,521
        Investment expense                          130     114     107
                                               ------------------------
          Net investment income                  $1,615  $1,473  $1,414
                                               ========================


                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS (Continued)

   Net realized investment gain, including changes in valuation allowances, are as follows:

                                                     Years Ended
                                                     December 31,
                                                    2000   1999 1998
                                                   -----------------
                                                    (In Millions)
        Fixed maturity securities                  $    2  $ 16 $  8
        Equity securites                              (13)   58   35
        Mortgage loans                                 11    10  (11)
        Real estate                                    (3)   18    1
        Interest in PIMCO Advisors (Note 1)         1,082
        Other investments                             (77)         7
                                                   -----------------
        Total                                      $1,002  $102 $ 40
                                                   =================

   The change in gross unrealized gain on investments in available for sale and trading securities is as follows:

                                                     December 31,
                                                  2000   1999    1998
                                                  --------------------
                                                    (In Millions)
        Available for sale securities:
          Fixed maturity                          $477  $ ( 925) $(229)
          Equity                                   (20)    (157)    63
                                                  --------------------
        Total                                     $457  $(1,082) $(166)
                                                  --------------------
        Trading securities                        $  6  $     0  $   3
                                                  ====================

   Gross gains of $125 million, $188 million and $113 million and gross losses of $44 million, $62 million and $39 million on sales of available for sale securities were realized for the years ended December 31, 2000, 1999 and 1998, respectively.

   As of December 31, 2000 and 1999, investments in fixed maturity securities with a carrying value of $13 million were on deposit with state insurance departments to satisfy regulatory requirements. The Company's interest in PIMCO Advisors (Note 1) exceeds 10% of total stockholder's equity as of December 31, 2000.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FINANCIAL INSTRUMENTS

   The estimated fair values of the Company's financial instruments are as follows:

                                         December 31, 2000   December 31, 1999
                                        ------------------- -------------------
                                        Carrying  Estimated Carrying  Estimated
                                        Amount   Fair Value   Amount Fair Value
                                        ---------------------------------------
                                                     (In Millions)
    Assets:
      Fixed maturity and equity
       securities (Note 5)              $15,315   $15,315   $15,109   $15,109
      Trading securities                     71        71       100       100
      Mortgage loans                      3,026     3,246     2,920     2,984
      Policy loans                        4,680     4,680     4,258     4,258
      Cash and cash equivalents             211       211       439       439
      Interest in PIMCO Advisors (Note
       1)                                 1,548     1,548
      Derivative instruments (Note 7)        15        15        44        44
    Liabilities:
      Guaranteed interest contracts       6,676     6,803     6,365     6,296
      Deposit liabilities                   470       483       545       534
      Annuity liabilities                 1,114     1,114     1,305     1,305
      Short-term debt                       195       195        60        60
      Long-term debt                        164       166       164       164
      Derivative instruments (Note 7)       445       445       230       230

   The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2000 and 1999:

   TRADING SECURITIES

   The fair value of trading securities is based on quoted market prices.

   MORTGAGE LOANS

   The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate which is applicable to the yield, credit quality and average maturity of the composite portfolio.

   POLICY LOANS

   The carrying amounts of policy loans are a reasonable estimate of their fair values because interest rates are generally variable and based on current market rates.

   CASH AND CASH EQUIVALENTS

   The carrying values approximate fair values due to the short-term maturities of these instruments.

   GUARANTEED INTEREST CONTRACTS AND DEPOSIT LIABILITIES

   The estimated fair value of fixed maturity guaranteed interest contracts is estimated using the rates currently offered for deposits of similar remaining maturities. The estimated fair value of deposit liabilities with no defined maturities is the amount payable on demand.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FINANCIAL INSTRUMENTS (Continued)

   ANNUITY LIABILITIES

   The estimated fair value of annuity liabilities approximates carrying value and primarily includes policyholder deposits and accumulated credited interest.

   SHORT-TERM DEBT

   The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.

   LONG-TERM DEBT

   The estimated fair value of surplus notes (Note 10) is based on market quotes. The carrying amount of other long-term debt is a reasonable estimate of its fair value because the interest on the debt is approximately the same as current market rates.

   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

   Pacific Life has issued certain contracts to 401(k) plans totaling $1.7 billion as of December 31, 2000, pursuant to the terms of which the 401(k) plan retains direct ownership and control of the assets related to these contracts. Pacific Life agrees to provide benefit responsiveness in the event that plan benefit requests exceed plan cash flows. In return for this guarantee, Pacific Life receives a fee which varies by contract. Pacific Life sets the investment guidelines to provide for appropriate credit quality and cash flow matching.

7. DERIVATIVE INSTRUMENTS

   Derivatives are financial instruments whose value or cash flows are derived from another source, such as an underlying security. They can facilitate total return and, when used for hedging, they achieve the lowest cost and most efficient execution of positions. Derivatives can also be used as leverage by using very large notional amounts or by creating formulas that multiply changes in the underlying security. The Company's approach is to avoid highly leveraged or overly complex investments. The Company utilizes certain derivative financial instruments to diversify its business risk and to minimize its exposure to fluctuations in market prices, interest rates or basis risk, as well as for facilitating total return. Risk is limited through modeling derivative performance in product portfolios for hedging and setting loss limits in total return portfolios.

   Derivatives used by the Company involve elements of credit risk and market risk in excess of amounts recognized on the accompanying consolidated financial statements. The notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. The estimated fair values of these instruments are based on dealer quotations or internal price estimates believed to be comparable to dealer quotations. These amounts estimate what the Company would have to pay or receive if the contracts were terminated at that time. The Company determines, on an individual counterparty basis, the need for collateral or other security to support financial instruments with off-balance sheet counterparty risk.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   Outstanding derivatives with off-balance sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values as of December 31, 2000 and 1999 are as follows:

                                                          Assets (Liabilities)
                                                -----------------------------------------
                                 Notional or    Carrying  Estimated  Carrying  Estimated
                              Contract Amounts   Value    Fair Value  Value    Fair Value
                              ----------------- --------  ---------- --------  ----------
                                2000     1999     2000       2000      1999       1999
                              -----------------------------------------------------------
                                                    (In Millions)
    Interest rate floors,
     caps, options
     and swaptions              $  715   $1,003   $  15      $  15     $   5       $   5
    Interest rate swap
     contracts                   2,649    2,867     (89)       (89)       39          39
    Asset swap contracts            87       58      (3)        (3)       (4)         (4)
    Credit default and total
     return swaps                3,809    2,062    (129)      (129)      (43)        (43)
    Financial futures
     contracts                      26      677
    Foreign currency
     derivatives                 2,488    1,685    (224)      (224)     (183)       (183)
                              ----------------------------------------------------------
     Total derivatives          $9,774   $8,352   $(430)     $(430)    $(186)      $(186)
                              ==========================================================

   A reconciliation of the notional or contract amounts and discussion of the various derivative instruments are as follows:

                                   Balance               Terminations Balance
                                  Beginning                  and      End of
                                   of Year  Acquisitions  Maturities   Year
                                  -------------------------------------------
                                                 (In Millions)
    December 31, 2000:
    ------------------
    Interest rate floors, caps,
     options and swaptions         $1,003      $  160       $  448    $  715
    Interest rate swap contracts    2,867       2,420        2,638     2,649
    Asset swap contracts               58          45           16        87
    Credit default and total
     return swaps                   2,062       2,853        1,106     3,809
    Financial futures contracts       677       2,731        3,382        26
    Foreign currency derivatives    1,685       1,079          276     2,488
                                  ------------------------------------------
     Total                         $8,352      $9,288       $7,866    $9,774
                                  ==========================================
    December 31, 1999:
    ------------------
    Interest rate floors, caps,
     options and swaptions         $2,653      $  671       $2,321    $1,003
    Interest rate swap contracts    2,608       1,226          967     2,867
    Asset swap contracts               63           8           13        58
    Credit default and total
     return swaps                     650       1,617          205     2,062
    Financial futures contracts       609       5,587        5,519       677
    Foreign currency derivatives    1,131         874          320     1,685
                                  ------------------------------------------
     Total                         $7,714      $9,983       $9,345    $8,352
                                  ==========================================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   The following table presents the notional amounts of derivative financial instruments by maturity as of December 31, 2000:

                                          Remaining Life
                           ---------------------------------------------
                                     After One    After Five
                           One Year Year Through Years Through After Ten
                           or Less   Five Years    Ten Years     Years   Total
                           ----------------------------------------------------
                                              (In Millions)
    Interest rate floors,
     caps, options and
     swaptions              $   15     $  450       $  250               $  715
    Interest rate swap
     contracts                  43      1,204        1,109      $  293    2,649
    Asset swap contracts         4         83                                87
    Credit default and
     total return swaps        962      2,265          240         342    3,809
    Financial futures
     contracts                  26                                           26
    Foreign currency
     derivatives                44        813        1,205         426    2,488
                           ----------------------------------------------------
    Total                   $1,094     $4,815       $2,804      $1,061   $9,774
                           ====================================================

   Interest Rate Floors, Caps, Options and Swaptions
   -------------------------------------------------

   The Company uses interest rate floors, caps, options and swaptions to hedge against fluctuations in interest rates and to take positions in its total return portfolios. Interest rate floor agreements entitle the Company to receive the difference when the current rate of the underlying index is below the strike rate. Interest rate cap agreements entitle the Company to receive the difference when the current rate of the underlying index is above the strike rate. Options purchased involve the right, but not the obligation, to purchase the underlying securities at a specified price during a given time period. Swaptions are options to enter into a swap transaction at a specified price. The Company uses written covered call options on a limited basis. Gains and losses on covered calls are offset by gains and losses on the underlying position. Floors, caps and options are reported as assets and options written are reported as liabilities. Cash requirements for these instruments are generally limited to the premium paid by the Company at acquisition. The purchase premium of these instruments is amortized on a constant effective yield basis and included as a component of net investment income over the term of the agreement.

   Interest Rate Swap Contracts
   ----------------------------

   The Company uses interest rate swaps to manage interest rate risk and to take positions in its total return portfolios. The interest rate swap agreements generally involve the exchange of fixed and floating rate interest payments or the exchange of floating to floating interest payments tied to different indexes. Generally, no premium is paid to enter into the contract and no principal payments are made by either party. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income over the life of the agreements.

   Asset Swap Contracts
   --------------------

   The Company uses asset swap contracts to manage interest rate and equity risk to better match portfolio duration to liabilities. Asset swap contracts involve the exchange of upside equity potential for fixed income streams. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income over the life of the agreements.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   Credit Default and Total Return Swaps
   -------------------------------------

   The Company uses credit default and total return swaps to take advantage of market opportunities. Credit default swaps involve the receipt of fixed rate payments in exchange for assuming potential credit exposure of an underlying security. Total return swaps involve the exchange of floating rate payments for the total return performance of a specified index or market. Fee amounts received or paid pursuant to these agreements are recognized in net investment income over the life of the agreements.

   Financial Futures Contracts
   ---------------------------

   The Company uses exchange-traded financial futures contracts to hedge cash flow timing differences between assets and liabilities and overall portfolio duration. Assets and liabilities are rarely acquired or sold at the same time, which creates a need to hedge their change in value during the unmatched period. In addition, foreign currency futures may be used to hedge foreign currency risk on non-U.S. dollar denominated securities. Financial futures contracts obligate the holder to buy or sell the underlying financial instrument at a specified future date for a set price and may be settled in cash or by delivery of the financial instrument. Price changes on futures are settled daily through the required margin cash flows. The notional amounts of the contracts do not represent future cash requirements, as the Company intends to close out open positions prior to expiration.

   Foreign Currency Derivatives
   ----------------------------

   The Company enters into foreign exchange forward contracts and swaps to hedge against fluctuations in foreign currency exposure. Foreign currency derivatives involve the exchange of foreign currency denominated payments for U.S. dollar denominated payments. Gains and losses on foreign exchange forward contracts offset losses and gains, respectively, on the related foreign currency denominated assets. The amounts to be received or paid under the foreign currency swaps are accrued and recognized through an adjustment to net investment income over the life of the agreements.

8. UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   The detail of universal life and investment-type product liabilities is as follows:

                                      December 31,
                                      2000    1999
                                     ---------------
                                      (In Millions)
           Universal life            $11,405 $10,808
           Investment-type products    8,005   8,238
                                     ---------------
                                     $19,410 $19,046
                                     ===============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8. UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS (Continued)

   The detail of universal life and investment-type products policy fees and interest credited, net of reinsurance ceded, is as follows:

                                       Years Ended December 31,
                                        2000     1999     1998
                                      --------------------------
                                            (In Millions)
          Policy fees:
            Universal life                $541     $509     $440
            Investment-type products       228      145       85
                                      --------------------------
          Total policy fees               $769     $654     $525
                                      ==========================
          Interest credited:
            Universal life                $467     $444     $441
            Investment-type products       467      460      440
                                      --------------------------
          Total interest credited         $934     $904     $881
                                      ==========================

9. LIABILITY FOR GROUP HEALTH UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

   Activity in the liability for group health unpaid claims and claim adjustment expenses, which is included in future policy benefits, is summarized as follows:

                                        Years Ended December 31,
                                                2000      1999
                                        --------------------------
                                              (In Millions)
          Balance at January 1                  $116          $137
            Less reinsurance
             recoverables
                                        --------------------------
          Net balance at January 1               116           137
                                        --------------------------
          Incurred related to:
            Current year                         412           377
            Prior years                          (33)          (34)
                                        --------------------------
          Total incurred                         379           343
                                        --------------------------
          Paid related to:
            Current year                         300           287
            Prior years                           65            77
                                        --------------------------
          Total paid                             365           364
                                        --------------------------
          Net balance at December 31             130           116
            Plus reinsurance
             recoverables
                                        --------------------------
          Balance at December 31                $130          $116
                                        ==========================

   As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $33 million and $34 million for the years ended December 31, 2000 and 1999, respectively.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10. SHORT-TERM AND LONG-TERM DEBT

   Pacific Life borrows for short-term needs by issuing commercial paper. There was no commercial paper debt outstanding as of December 31, 2000 and 1999. As of December 31, 2000 and 1999, Pacific Life had a revolving credit facility of $350 million. There was no debt outstanding under the revolving credit facility as of December 31, 2000 and 1999.

   PAM had bank borrowings outstanding of $195 million and $60 million as of December 31, 2000 and 1999, respectively. The interest rate was 6.9% and 6.0% as of December 31, 2000 and 1999, respectively. The amount of the borrowings and the interest rates are reset monthly. The borrowing limit for PAM as of December 31, 2000 and 1999 was $215 million and $100 million, respectively.

   In connection with Pacific Life's acquisition of Grayhawk Golf Holdings, LLC in 1999, the Company assumed a note payable with a maturity date of May 22, 2008. The note bears a fixed rate of interest of 7.6%. The outstanding balance as of December 31, 2000 and 1999 was $15 million.

   Pacific Life has $150 million of long-term debt, which consists of surplus notes outstanding at an interest rate of 7.9% maturing on December 30, 2023. Interest is payable semiannually on June 30 and December 30. The surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. Each payment of interest on and the payment of principal of the surplus notes may be made only with the prior approval of the Insurance Commissioner of the State of California. Interest expense amounted to $12 million for each of the years ended December 31, 2000, 1999 and 1998 and is included in net investment income.

11. INCOME TAXES

   The provision for income taxes is as follows:

                                              Years Ended December 31,
                                               2000     1999      1998
                                             ---------------------------
                                                   (In Millions)
           Current                               $ 34     $152      $134
           Deferred                               424       (8)      (21)
                                             ---------------------------
                                                 $458     $144      $113
                                             ===========================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)

   The sources of the Company's provision for deferred taxes are as follows:

                                                   Years Ended December 31,
                                                    2000      1999      1998
                                                  ----------------------------
                                                        (In Millions)
    Nonmonetary exchange of PIMCO Advisors
     units (Note 1)                                   $447
    Deferred policy acquisition costs                   57      $ 20      $(13)
    Policyholder reserves                               19        51       (30)
    Partnership income                                   3       (25)       21
    Duration hedging                                     3       (30)       21
    Nondeductible reserves                               1         4        28
    Investment valuation                               (19)      (28)      (24)
    Other                                               (5)                 (3)
                                                  ----------------------------
    Deferred taxes from operations                     506        (8)       -
    Release of deferred taxes in connection with
     the nonmonetary exchange of PIMCO Advisors
     units (Note 1)                                    (82)
    Release of subsidiary deferred taxes                                   (21)
                                                  ----------------------------
    Provision for deferred taxes                      $424      $ (8)     $(21)
                                                  ============================

   In connection with the nonmonetary exchange of partnership units at PIMCO Advisors, certain nonoperating deferred taxes previously established were released.

   The Company's acquisition of a controlling interest in a subsidiary allowed such subsidiary to be included in PMHC's consolidated income tax return. That inclusion resulted in the release of certain deferred taxes in 1998.

   A reconciliation of the provision for income taxes based on the prevailing corporate statutory tax rate to the provision reflected in the consolidated financial statements is as follows:

                                                 Years Ended December 31,
                                                  2000      1999      1998
                                                ----------------------------
                                                      (In Millions)
     Provision for income taxes at the
      statutory rate                                $509      $180      $124
       State income taxes                             25
       Nontaxable investment income                   (6)       (7)       (4)
       Low income housing tax credits                (22)      (19)       (4)
       Book to tax basis difference on
        nonmonetary exchange of PIMCO Advisors
        units (Note 1)                               (35)
       Other                                         (13)      (10)       (3)
                                                ----------------------------
     Provision for income taxes                     $458      $144      $113
                                                ============================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)

   The net deferred tax asset (liability), included in other liabilities and other assets as of December 31, 2000 and 1999, respectively, is comprised of the following tax effected temporary differences:

                                                            December 31,
                                                            2000     1999
                                                           ---------------
                                                           (In Millions)
        Deferred tax assets
          Policyholder reserves                              $ 184    $204
          Investment valuation                                  92      73
          Deferred compensation                                 35      35
          Duration hedging                                      18      21
          Postretirement benefits                                8       9
          Dividends                                              7       8
          Other                                                 11      10
                                                           ---------------
        Total deferred tax assets                              355     360

        Deferred tax liabilities
          Nonmonetary exchange of PIMCO Advisors units
           (Note 1)                                            429
          Deferred policy acquisition costs                    101      44
          Partnership income                                    16
          Depreciation                                           2       3
                                                           ---------------
        Total deferred tax liabilities                         548      47
                                                           ---------------
          Net deferred tax asset (liability) from
           operations                                         (193)    313
          Unrealized (gain) loss on securities                 (23)    151
          Issuance of partnership units by PIMCO Advisors              (81)
                                                           ---------------
          Net deferred tax asset (liability)                 $(216)   $383
                                                           ===============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12. COMPREHENSIVE INCOME (LOSS)

   The Company displays comprehensive income (loss) and its components on the accompanying consolidated statements of stockholder's equity and as follows. Other comprehensive income (loss) is shown net of reclassification adjustments and net of deferred income taxes. The disclosure of the gross components of other comprehensive income (loss) is as follows:

                                           For the Years Ended December 31,
                                              2000         1999        1998
                                           ------------------------------------
                                                     (In Millions)
    Gross Holding Gain (Loss):
      Holding gain (loss) on securities
       available for sale                       $ 388       $(1,175)      $(58)
      Income tax (expense) benefit               (135)          411         20

    Reclassification adjustment:
      Realized (gain) loss on sale of
       securities available for sale                3           (78)       (43)
      Income tax expense (benefit)                 (2)           28         15
    Allocation of holding (gain) loss
     to deferred policy acquisition costs         (27)           44         (7)
    Income tax (expense) benefit                    9           (15)         2
                                           -----------------------------------
    Net unrealized gain (loss) on
     securities available for sale                236          (785)       (71)

    Foreign currency translation
     adjustment                                    (4)           (1)         4
    Unrealized gain on interest in PIMCO
     Advisors                                      77
                                           -----------------------------------

    Other comprehensive income (loss)           $ 309         $(786)      $(67)
                                           ===================================

13. REINSURANCE

   The Company has reinsurance agreements with other insurance companies for the purpose of diversifying risk and limiting exposure on larger mortality risks or, in the case of a producer-owned reinsurance company, to diversify risk and retain top producing agents. Amounts receivable from reinsurers for reinsurance of future policy benefits, universal life deposits, and unpaid losses is included in other assets. All assets associated with business reinsured on a yearly renewable term and modified coinsurance basis remain with, and under the control of the Company. Amounts recoverable (payable) from (to) reinsurers include the following amounts:

                                                       December 31,
                                                        2000    1999
                                                       --------------
                                                       (In Millions)
      Universal life deposits                            $(66)   $(55)
      Future policy benefits                              156     142
      Unpaid claims                                        26       9
      Paid claims                                          13       6
      Other                                                33       9
                                                       --------------
      Net reinsurance recoverable                        $162    $111
                                                       ==============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (Continued)

   As of December 31, 2000, 70% of the reinsurance recoverables were from one reinsurer, of which 100% is secured by payables to the reinsurer. To the extent that the assuming companies become unable to meet their obligations under these agreements, the Company remains contingently liable. The Company does not anticipate nonperformance by the assuming companies. The components of insurance premiums are as follows:

                                                Years Ended December 31,
                                                  2000     1999     1998
                                                ---------------------------
                                                     (In Millions)
      Direct premiums                              $ 646     $563     $603
      Ceded reinsurance                             (108)     (93)     (83)
      Assumed reinsurance                             14       14       17
                                                --------------------------
      Insurance premiums                           $ 552     $484     $537
                                                ==========================

   Revenues and benefits are shown net of the following reinsurance transactions:

                                                     Years Ended December 31,
                                                      2000     1999     1998
                                                    --------------------------
                                                          (In Millions)
      Ceded reinsurance netted against policy fees   $    74     $ 52     $ 65
      Ceded reinsurance netted against net
       investment income                                 244      212      203
      Ceded reinsurance netted against interest
       credited                                          161      111      163
      Ceded reinsurance netted against policy
       benefits                                          110       88      121
      Assumed reinsurance included in policy
       benefits                                           12        8       18

14. SEGMENT INFORMATION

   The Company has five operating segments: Life Insurance, Institutional Products, Annuities, Group Insurance and Broker-Dealers. These segments are managed separately and have been identified based on differences in products and services offered. All other activity is included in Corporate and Other.

   Prior to May 4, 2000, the Company had another operating segment, Investment Management. In connection with the PIMCO Advisors transaction (Note 1), Investment Management was no longer considered an operating segment by management and, effective May 5, 2000, it's activities will be included in Corporate and Other. PIMCO Advisors offers a diversified range of investment products through separately managed accounts, and institutional, retail and offshore funds.

     The Life Insurance segment offers universal life, variable universal life and other life insurance products to individuals, small businesses and corporations through a network of distribution channels that include branch offices, marketing organizations, national accounts and a national producer group that has produced over 10% of the segment's in force business.

     The Institutional Products segment offers investment and annuity products to pension fund sponsors and other institutional investors primarily through its home office marketing team.

     The Annuities segment offers variable and fixed annuities to individuals, small businesses and qualified plans through financial institutions, National Association of Securities Dealers (NASD) firms, and regional and national wirehouses.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

     The Group Insurance segment offers group life, health and dental insurance, and stop loss insurance products to corporate, government and labor-management-negotiated plans. The group life, health and dental insurance is distributed through a network of sales offices and the stop loss insurance is distributed through a network of third party administrators.

     The Broker-Dealers segment includes five NASD registered firms that provide securities and insurance brokerage services and investment advisory services through approximately 3,100 registered representatives.

     Corporate and Other primarily includes investment income, expenses and assets not attributable to the operating segments, and the operations of the Company's reinsurance subsidiary located in the United Kingdom. Corporate and Other also includes the elimination of intersegment revenues, expenses and assets.

   The Company uses the same accounting policies and procedures to measure segment income and assets as it uses to measure its consolidated net income and assets. Net investment income and investment gains are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income. The provision for income taxes is allocated based on each segment's actual tax provision.

   Commission income and expense includes commissions paid by the Life Insurance segment and the Annuities segment for variable product sales to the Broker-Dealers segment. Elimination of this income and expense is included in the Corporate and Other segment. Investment Management segment assets have been reduced by an intersegment note payable of $101 million as of December 31, 1999. The related intersegment note receivable is included in Corporate and Other segment assets.

   The Company generates substantially all of its revenues and income from customers located in the United States. Additionally, substantially all of the Company's assets are located in the United States.

   Depreciation expense and capital expenditures are not material and have not been reported herein. The Company's significant noncash item disclosed herein is interest credited to universal life and investment-type products.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information as of and for the year ended December 31, 2000, except for the Investment Management segment, which is for the period ended May 4, 2000:

                               Life    Institutional             Group   Investment Broker- Corporate
                             Insurance   Products    Annuities Insurance Management Dealers and Other  Total
    ---------------------------------------------------------------------------------------------------------
                                                               (In Millions)
    REVENUES
    Policy fees               $   541     $     3     $   225                                         $   769
    Insurance premiums            (49)         64           2    $511                        $   24       552
    Net investment income         606         773          58      29       $49      $  1        99     1,615
    Net realized investment
     gains                        (19)        (38)         (4)     (7)       10               1,060     1,002
    Commission revenue                                                                687      (417)      270
    Other income                   32           8          97       4         6        23        39       209
                             --------------------------------------------------------------------------------
    Total revenues              1,111         810         378     537        65       711       805     4,417
                             --------------------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Interest credited             474         395          53                                    12       934
    Policy benefits               190         298           6     385                                     879
    Commission expenses           161           2         135      36                 650      (408)      576
    Operating expenses            159          20         126      93        27        47       103       575
                             --------------------------------------------------------------------------------
    Total benefits and
     expenses                     984         715         320     514        27       697      (293)    2,964
                             --------------------------------------------------------------------------------

    Income before provision
     for income taxes             127          95          58      23        38        14     1,098     1,453
    Provision for income
     taxes                         29          18          21       6         8         6       370       458
                             --------------------------------------------------------------------------------

    Net income                $    98     $    77     $    37    $ 17       $30      $  8    $  728   $   995
                             ================================================================================

    Total assets              $17,221     $17,908     $16,661    $374                $ 72    $2,537   $54,773
    Deferred policy
     acquisition costs        $   814     $    75     $   886                                $   10   $ 1,785
    Separate account assets   $ 3,543     $ 7,104     $15,271                                         $25,918
    Policyholder and
     contract liabilities     $12,428     $10,218     $ 1,019    $189                        $   87   $23,941
    Separate account
     liabilities              $ 3,543     $ 7,104     $15,271                                         $25,918

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information as of and for the year ended December 31, 1999:

                               Life    Institutional             Group   Investment Broker- Corporate
                             Insurance   Products    Annuities Insurance Management Dealers and Other  Total
    ---------------------------------------------------------------------------------------------------------
                                                               (In Millions)
    REVENUES
    Policy fees               $   509     $     3     $   142                                         $   654
    Insurance premiums            (32)         25           6    $476                         $  9        484
    Net investment income         580         644          78      23       $116      $ 1       31      1,473
    Net realized investment
     gains                         13          27                  (1)        10                53        102
    Commission revenue                                                                583     (349)       234
    Other income                   25          11          57       3         15       19       15        145
                             --------------------------------------------------------------------------------
    Total revenues              1,095         710         283     501        141      603     (241)     3,092
                             --------------------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Interest credited             451         384          65                                    4        904
    Policy benefits               174         197          10     354                                     735
    Commission expenses           163                      87      33                 549     (347)       485
    Operating expenses            128          17          48      84         78       42       56        453
                             --------------------------------------------------------------------------------
    Total benefits and
     expenses                     916         598         210     471         78      591     (287)     2,577
                             --------------------------------------------------------------------------------
    Income before provision
     for income taxes             179         112          73      30         63       12       46        515
    Provision for income
     taxes                         54          31          24      10         12        5        8        144
                             --------------------------------------------------------------------------------

    Net income                $   125     $    81     $    49    $ 20       $ 51      $ 7     $ 38    $   371
                             ================================================================================

    Total assets              $16,276     $17,649     $14,565    $342       $265      $61     $965    $50,123
    Deferred policy
     acquisition costs        $   750     $    77     $   617                                 $  2    $ 1,446
    Separate account assets   $ 3,312     $ 7,176     $13,125                                         $23,613
    Policyholder and
     contract liabilities     $11,832     $10,166     $ 1,191    $183                         $ 60    $23,432
    Separate account
     liabilities              $ 3,312     $ 7,176     $13,125                                         $23,613

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information for the year ended December 31, 1998:

                               Life    Institutional             Group   Investment Broker- Corporate
                             Insurance   Products    Annuities Insurance Management Dealers and Other Total
    --------------------------------------------------------------------------------------------------------
                                                              (In Millions)
    REVENUES
    Policy fees               $  440       $  3        $ 82                                           $  525
    Insurance premiums           (24)        29           9      $508                         $  15      537
    Net investment income        587        566          88        23       $111     $  1        38    1,414
    Net realized investment
     gains                         4        (14)          5         2          4                 39       40
    Commission revenue                                                                405      (185)     220
    Other income                  15         11          33        13         17       16         7      112
                             -------------------------------------------------------------------------------
    Total revenues             1,022        595         217       546        132      422       (86)   2,848
                             -------------------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Interest credited            450        354          71                                       6      881
    Policy benefits              179        147          17       405                             9      757
    Commission expenses          113                     38        43                 376      (183)     387
    Operating expenses           129         19          58        88         72       36        66      468
                             -------------------------------------------------------------------------------
    Total benefits and
     expenses                    871        520         184       536         72      412      (102)   2,493
                             -------------------------------------------------------------------------------
    Income before provision
     for income taxes            151         75          33        10         60       10        16      355
    Provision for income
     taxes                        53         21          11         3          2        4        19      113
                             -------------------------------------------------------------------------------

    Net income                $   98       $ 54        $ 22      $  7       $ 58     $  6      $ (3)  $  242
                             ===============================================================================

15. EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   Pacific Life provides a defined benefit pension plan covering all eligible employees of the Company. On July 1, 2000, Pacific Life converted this final average pay formula defined benefit plan to a cash balance approach. Active employees' existing benefits in this plan were converted to opening balances and will increase over time from credits, based on years of service and compensation levels, and quarterly interest accruals. The full-benefit vesting period for all participants is five years. Pacific Life's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as may be determined appropriate. Contributions are intended to provide not only for benefits attributed to employment to date but also for those expected to be earned in the future. All such contributions are made to a tax-exempt trust. Plan assets consist primarily of group annuity contracts issued by Pacific Life, as well as mutual funds managed by an affiliate of Pacific Life.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   Components of the net periodic pension benefit are as follows:

                                                  Years Ended December 31,
                                                   2000      1999      1998
                                                 ----------------------------
                                                       (In Millions)
        Service cost - benefits earned during
         the year                                    $  6      $  5      $  4
        Interest cost on projected benefit
         obligation                                    12        11        11
        Expected return on plan assets                (17)      (16)      (15)
        Amortization of net obligations and
         prior service cost                            (4)       (2)       (2)
                                                 ----------------------------
        Net periodic pension benefit                 $ (3)     $ (2)     $ (2)
                                                 ============================

   The following tables set forth the changes in benefit obligation and plan assets and funded status reconciliation:

                                                      December 31,
                                                       2000    1999
                                                      --------------
                                                      (In Millions)
        Change in Benefit Obligation:
        -----------------------------
        Benefit obligation, beginning of year           $156    $178
          Service cost                                     6       5
          Interest cost                                   12      11
          Plan expense                                    (1)
          Actuarial (gain) loss                            5     (31)
          Benefits paid                                   (8)     (7)
                                                      --------------
        Benefit obligation, end of year                 $170    $156
                                                      ==============

        Change in Plan Assets:
        ----------------------
        Fair value of plan assets, beginning of year    $212    $195
          Actual return on plan assets                    (6)     24
          Plan expense                                    (1)
          Benefits paid                                   (8)     (7)
                                                      --------------
        Fair value of plan assets, end of year          $197    $212
                                                      ==============

        Funded Status Reconciliation:
        -----------------------------
        Funded status                                   $ 27    $ 56
        Unrecognized transition asset                     (1)    (48)
        Unrecognized prior service cost                           (2)
        Unrecognized actuarial gain                      (18)     (1)
                                                      --------------
        Prepaid pension cost                            $  8    $  5
                                                      ==============

   In determining the actuarial present value of the projected benefit obligation as of December 31, 2000 and 1999, the weighted average discount rate used was 7.5% and 8.0%, respectively, and the rate of increase in future compensation levels was 6.0% and 5.5%, respectively. The expected long-term rate of return on plan assets was 8.5% in 2000 and 1999.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.EMPLOYEE BENEFIT PLANS (Continued)

   POSTRETIREMENT BENEFITS

   Pacific Life provides a defined benefit health care plan and a defined benefit life insurance plan (the Plans) that provide postretirement benefits for all eligible retirees and their dependents. Generally, qualified employees may become eligible for these benefits if they reach normal retirement age, have been covered under Pacific Life's policy as an active employee for a minimum continuous period prior to the date retired, and have an employment date before January 1, 1990. The Plans contain cost-sharing features such as deductibles and coinsurance, and require retirees to make contributions which can be adjusted annually. Pacific Life's commitment to qualified employees who retire after April 1, 1994 is limited to specific dollar amounts. Pacific Life reserves the right to modify or terminate the Plans at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

   The net periodic postretirement benefit cost for the years ended December 31, 2000, 1999 and 1998 is $1 million. As of December 31, 2000 and 1999, the accumulated benefit obligation is $20 million. The fair value of the plan assets as of December 31, 2000 and 1999 is zero. The amount of accrued benefit cost included in other liabilities is $24 million as of December 31, 2000 and 1999.

   The Plans include both indemnity and HMO coverage. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for indemnity coverage was 10.0% and 8.0% for 2000 and 1999, respectively, and is assumed to decrease gradually to 5.0% in 2005 and remain at that level thereafter. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for HMO coverage was 9.0% and 7.0% for 2000 and 1999, respectively, and is assumed to decrease gradually to 4.5% in 2005 and remain at that level thereafter.

   The amount reported is materially affected by the health care cost trend rate assumptions. If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefit obligation as of December 31, 2000 would be increased by 7.8%, and the aggregate of the service and interest cost components of the net periodic benefit cost would increase by 7.6%. If the health care cost trend rate assumptions were decreased by 1%, the accumulated postretirement benefit obligation as of December 31, 2000 would be decreased by 6.8%, and the aggregate of the service and interest cost components of the net periodic benefit cost would decrease by 6.7%.

   The discount rate used in determining the accumulated postretirement benefit obligation is 7.5% and 8.0% for 2000 and 1999, respectively.

   OTHER PLANS

   Pacific Life provides a voluntary Retirement Incentive Savings Plan (RISP) pursuant to Section 401(k) of the Internal Revenue Code covering all eligible employees of the Company. Pacific Life's RISP matches 75% of each employee contributions, up to a maximum of 6.0% of eligible employee compensation, to an Employee Stock Ownership Plan (ESOP). ESOP contributions made by the Company amounted to $8 million, $6 million and $5 million for the years ended December 31, 2000, 1999 and 1998, respectively, and are included in operating expenses.

   The ESOP was formed at the time of the Conversion and is currently only available to the participants of the RISP in the form of matching contributions. Pacific LifeCorp issued 1.7 million shares of common stock to the ESOP in 1997, in exchange for a promissory note of $21 million (ESOP
   Note) bearing an interest rate of 6.5%. Interest and principal payments are due semiannually in equal installments through September 2, 2012. Interest and principal payments made by the ESOP to Pacific LifeCorp were funded by contributions from Pacific Life. In 1999, Pacific Life loaned cash to the ESOP to pay off the ESOP Note due Pacific LifeCorp. Interest and principal

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   payments made by the ESOP to Pacific Life continue to be funded by contributions from Pacific Life. The interest rate was reduced to 6.0% effective September 2, 1999.

   The ESOP Note is included in unearned ESOP shares. The unearned ESOP shares account is reduced as ESOP shares are released for allocation to participants through ESOP contributions by Pacific Life. In addition, when the fair value of ESOP shares being released for allocation to participants exceeds the original issue price of those shares, paid-in capital is increased by this difference.

   The Company has deferred compensation plans that permit eligible employees to defer portions of their compensation and earn interest on the deferred amounts. The interest rate is determined annually. The compensation that has been deferred has been accrued and the primary expense related to this plan, other than compensation, is interest on the deferred amounts.

   The Company also has performance-based incentive compensation plans for its employees.

16. TRANSACTIONS WITH AFFILIATES

   Pacific Life serves as the investment advisor for the Pacific Select Fund, the investment vehicle provided to the Company's variable life and variable annuity contractholders. Pacific Life charges fees based upon the net asset value of the portfolios of the Pacific Select Fund, which amounted to $115 million, $70 million and $42 million for the years ended December 31, 2000, 1999 and 1998, respectively. In addition, Pacific Life provides certain support services to the Pacific Select Fund for an administration fee that is based on an allocation of actual costs. Such administration fees amounted to $440,000, $265,000 and $232,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

17. TERMINATION AND NONCOMPETITION AGREEMENTS

   The Company had termination and noncompetition agreements with certain former key employees of PAM's subsidiaries. In connection with the closing of the PIMCO Advisors transaction (Note 1), these agreements were assumed by Allianz. These agreements provided terms and conditions for the allocation of future proceeds received from distributions and sales of certain PIMCO Advisors units and other noncompete payments.

   For the years ended December 31, 2000, 1999 and 1998, $14 million, $54 million and $49 million, respectively, is included in operating expenses related to these agreements.

18. COMMITMENTS AND CONTINGENCIES

   The Company has outstanding commitments to make investments primarily in fixed maturity securities, mortgage loans, limited partnerships and other investments as follows (In Millions):

        Years Ending December 31:
        -------------------------
          2001                                                       $200
          2002 through 2005                                           294
          2006 and thereafter                                         171
                                                                     ----
        Total                                                        $665
                                                                     ====

   The Company leases office facilities under various noncancelable operating leases. Rent expense, which is included in operating expenses, in connection with these leases was $14 million, $9 million and $7 million for the years ended December 31, 2000, 1999 and 1998, respectively. Aggregate minimum future commitments as of December 31, 2000 through the term of the leases are approximately $68 million.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18. COMMITMENTS AND CONTINGENCIES (Continued)

   Pacific Life was named in civil litigation proceedings similar to other litigation brought against many life insurers alleging misconduct in the sale of products, sometimes referred to as market conduct litigation. The class of plaintiffs included, with some exceptions, all persons who owned, as of December 31, 1997 (or as of the date of policy termination, if earlier), individual whole life, universal life or variable life insurance policies sold by Pacific Life on or after January 1, 1982. Pacific Life has settled this litigation pursuant to a final settlement agreement approved by the Court in November 1998. The settlement agreement was implemented during 1999.

   Further, the Company is a respondent in a number of other legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of the Company.

   ----------------------------------------------------------------------------

APPENDIX A - JOINT EQUAL AGE

                      ----------------------------------------------------------
An example             Joint equal age is a calculation that combines the ages
                       and insurance risks of two people insured by a policy. It
This example           changes many possible combinations of ages, risk classes,
assumes a male         nonstandard ratings and genders for the two people
smoker who is age      insured by the policy into a two life status. With joint
65 and a female        equal age, we assume that both people have the same age,
nonsmoker who is       gender (both always male), and risk class (both smoker or
age 55 and has a       both nonsmoker).
Table D nonstandard
rating.                How we use joint equal age
                       Using the joint equal age of the two people insured by
Here's how we          the policy eliminates many of the tables needed when age
calculate the joint    rates are used. We use the joint equal age for
equal age.             calculating the following:
                         . certain policy charges. We use joint equal age to
Step 1                     determine the rates per $1000 of initial face amount
                           for the sales surrender target, underwriting
Add 6 to the male          surrender charge and the face amount component of the
age of 65 because          mortality and expense risk charge.
he is a smoker. For
the female, add 0        . cost of insurance rates. Age is used for cost of
to age 55 because          insurance rates, both current and guaranteed.
she is a nonsmoker.
                         . the death benefit under Option D.
Adjusted ages after
Step 1:                How we calculate joint equal age
 . Male 71              Here are the five steps we use to calculate joint equal
 . Female 55            age. We start with the actual ages of the two people
                       insured by the policy on the policy date.
Step 2
                       Step 1 Adjust ages for smoker status
Subtract 0 from the
male age of 65. For    If one person is a smoker and the
the female,            other is a nonsmoker, we add a
subtract 5 from age    specified number of years to the
55.                    age of the smoker. We do not adjust
                       the age of the nonsmoker. The table
Adjusted ages after    below shows how we make the adjustment.
Step 2:
 . Male 71              -----------------------------------------------------
 . Female 50            Number of smokers           Add to actual age (years)
                       -----------------------------------------------------
Step 3                 None                                                0
                       One female                                          4
The male's age is      One male                                            6
not adjusted here      One unisex                                          6
because he does not    Two                                                 0
have a nonstandard     -----------------------------------------------------
table rating. Add 8
to the female's age    If both people insured by the
of 50 because her      policy are smokers, or if both people
table rating is D.     are nonsmokers, we do not adjust the
                       age in this step.
Adjusted ages after
Step 3:                Step 2 Adjust ages for gender
 . Male 71
 . Female 58            We subtract years from the adjusted
                       age we calculated in Step 1, based on
Step 4                 gender. The table below shows how we
                       make the adjustment.
Subtract 58 from
71. The difference     --------------------------------------------------------
is 13. The add-on      Gender                Subtract from adjusted age (years)
factor for 13 is 6     --------------------------------------------------------
in the table.          Female                                                 5
                       Male                                                   0
Step 5                 Unisex                                                 1
                       --------------------------------------------------------
Add 6, the add-on
factor to 58, the
younger adjusted
age.

The joint equal age
is 64.

APPENDIX A - JOINT EQUAL AGE

Step 3 Adjust ages for table ratings

We add years to the adjusted age in Step 2, based on the nonstandard table rating for each person insured by the policy. The table below shows how we make the adjustment.

Table ratings represent a multiple of standard mortality rates. Ratings other than 0 represent nonstandard ratings.

----------------------------------------------------------------------------
Table rating                  0   A   B   C   D   E   F   H   J   L   N   P
Add to adjusted age (years)   0   2   4   6   8  10  12  14  15  16  18  19
----------------------------------------------------------------------------

We cap the adjusted age for nonstandard at age 100.

For people who are uninsurable, the adjusted age will always be 100, regardless of their age and gender. We reserve the right to reject an application for a policy.

After Steps 1 through 3, we have each person's adjusted age.

Step 4 Determine the add-on factor

We subtract the younger adjusted age from the older adjusted age. We find the difference between the two in the table below and go across the row to determine the add-on factor.

----------------------           ----------------------
Difference in   Add-on           Difference in   Add-on
adjusted age    factor           adjusted age    factor
(years)        (years)           (years)        (years)
----------------------           ----------------------
0                    0           40-44               12
1-2                  1           45-47               13
3-4                  2           48-50               14
5-6                  3           51-53               15
7-9                  4           54-56               16
10-12                5           57-60               17
13-15                6           61-64               18
16-18                7           65-69               19
19-23                8           70-75               20
24-28                9           76-82               21
29-34               10           83-91               22
35-39               11           92-100              23
----------------------           ----------------------

Step 5 Calculate joint equal age

We add the add-on factor to the younger adjusted age (from Step 3).

The sum is the joint equal age.

APPENDIX B - RATES PER $1,000 OF INITIAL FACE AMOUNT

-----------------------------------------      -----------------------------------------
                              Face amount                                    Face amount
Joint      Sales Underwriting   component      Joint      Sales Underwriting   component
equal  surrender    surrender    of M & E      equal  surrender    surrender    of M & E
  age     target       charge risk charge        age     target       charge risk charge
-----------------------------------------      -----------------------------------------
   15       2.28          2.0       0.051         58      16.74          7.0       0.208
   16       2.35          2.1       0.052         59      18.04          7.3       0.230
   17       2.43          2.1       0.053         60      19.35          7.6       0.253
   18       2.50          2.2       0.054         61      20.64          7.9       0.275
   19       2.57          2.3       0.055         62      21.89          8.2       0.298
   20       2.65          2.3       0.056         63      23.08          8.5       0.320
   21       2.73          2.4       0.056         64      24.20          8.9       0.341
   22       2.81          2.4       0.057         65      25.26          9.3       0.362
   23       2.89          2.5       0.058         66      26.25          9.7       0.382
   24       2.98          2.6       0.059         67      27.20         10.1       0.401
   25       3.07          2.7       0.060         68      28.12         10.5       0.420
   26       3.16          2.8       0.061         69      29.00         10.9       0.439
   27       3.25          2.9       0.062         70      29.87         11.3       0.457
   28       3.35          3.0       0.063         71      30.73         11.7       0.475
   29       3.45          3.1       0.064         72      31.59         12.1       0.492
   30       3.55          3.2       0.065         73      32.46         12.5       0.510
   31       3.66          3.3       0.066         74      33.35         12.9       0.528
   32       3.77          3.4       0.067         75      34.26         13.3       0.547
   33       3.88          3.5       0.068         76      35.19         13.7       0.566
   34       4.04          3.6       0.069         77      36.14         14.1       0.585
   35       4.21          3.7       0.070         78      37.09         14.5       0.605
   36       4.38          3.8       0.072         79      38.06         14.9       0.626
   37       4.56          3.9       0.073         80      39.04         15.3       0.647
   38       4.75          4.0       0.074         81      40.02         15.7       0.668
   39       4.95          4.1       0.075         82      41.01         16.1       0.689
   40       5.15          4.2       0.076         83      42.00         16.5       0.711
   41       5.37          4.3       0.078         84      43.00         16.9       0.733
   42       5.59          4.4       0.079         85      44.00         17.3       0.756
   43       5.82          4.5       0.080         86      45.00         17.7       0.778
   44       6.20          4.6       0.082         87      46.00         18.1       0.801
   45       6.60          4.7       0.085         88      47.00         18.5       0.824
   46       7.03          4.8       0.087         89      48.00         18.9       0.848
   47       7.49          4.9       0.090         90      49.00         19.3       0.871
   48       7.98          5.0       0.093         91      50.00         19.7       0.895
   49       8.50          5.1       0.097         92      51.00         20.1       0.919
   50       9.05          5.2       0.102         93      52.00         20.5       0.944
   51       9.64          5.3       0.107         94      53.00         20.9       0.968
   52      10.27          5.4       0.113         95      54.00         21.3       0.993
   53      10.94          5.5       0.120         96      55.00         21.7       1.018
   54      11.94          5.8       0.134         97      56.00         22.1       1.044
   55      13.03          6.1       0.150         98      57.00         22.5       1.069
   56      14.21          6.4       0.168         99      58.00         22.9       1.095
   57      15.45          6.7       0.188        100      59.00         23.3       1.121
-----------------------------------------      -----------------------------------------

APPENDIX C - DEATH BENEFIT PERCENTAGES

-----------------   -----------------   -----------------    ------------------
 Age  Percentage     Age  Percentage     Age  Percentage      Age   Percentage
-----------------   -----------------   -----------------    ------------------
0-40         250      50         185      60         130        70         115
  41         243      51         178      61         128        71         113
  42         236      52         171      62         126        72         111
  43         229      53         164      63         124        73         109
  44         222      54         157      64         122        74         107
  45         215      55         150      65         120     75-90         105
  46         209      56         146      66         119        91         104
  47         203      57         142      67         118        92         103
  48         197      58         138      68         117        93         102
  49         191      59         134      69         116       >93         101
-----------------   -----------------   -----------------    ------------------

APPENDIX D - DEATH BENEFIT FACTOR TABLE

------------------------------------------------------------------------------------------------
Rate per $1.00 of Face Amount

------------------------------------------------------------------------------------------------
Joint
equal
  age                                        Policy years*
------------------------------------------------------------------------------------------------
           5    10    15    20    25    30    35    40    45    50    55    60    65    70   75+
------------------------------------------------------------------------------------------------
   15  1.000 1.000 1.000 1.001 1.002 1.005 1.010 1.022 1.048 1.102 1.210 1.415 1.702 1.957 2.000
   20  1.000 1.000 1.001 1.002 1.004 1.009 1.021 1.046 1.100 1.207 1.411 1.700 1.957 2.000 2.000
   25  1.000 1.000 1.001 1.003 1.008 1.019 1.044 1.097 1.204 1.408 1.697 1.956 2.000 2.000 2.000
   30  1.000 1.001 1.003 1.007 1.018 1.042 1.094 1.200 1.404 1.694 1.955 2.000 2.000 2.000 2.000
   35  1.000 1.002 1.006 1.016 1.039 1.091 1.197 1.400 1.692 1.954 2.000 2.000 2.000 2.000 2.000
   40  1.001 1.005 1.014 1.036 1.087 1.192 1.395 1.688 1.953 2.000 2.000 2.000 2.000 2.000 2.000
   45  1.002 1.011 1.032 1.081 1.185 1.388 1.682 1.952 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   50  1.006 1.025 1.072 1.174 1.376 1.674 1.949 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   55  1.015 1.058 1.157 1.358 1.660 1.945 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   60  1.035 1.128 1.327 1.636 1.936 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   65  1.079 1.274 1.595 1.920 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   70  1.175 1.519 1.891 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   75  1.357 1.822 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   80  1.620 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   85  1.894 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   90  1.969 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   95  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   99  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
------------------------------------------------------------------------------------------------

* Factors are portrayed for both joint equal ages and policy anniversaries, at five year intervals. See your policy for one year increments in death benefit factors.

PACIFIC SELECT
ESTATE PRESERVER       WHERE TO GO FOR MORE INFORMATION

                      ---------------------------------------------------------
The Pacific Select     For more information about Pacific Select Estate
Estate Preserver       Preserver, please call or write to us at the address
variable life          below. You should also use this address to send us any
insurance policy is    notices, forms or requests about your policy.
underwritten by
Pacific Life
Insurance Company.

                      ---------------------------------------------------------
How to contact us      Pacific Life Insurance Company
                       Client Services Department
                       700 Newport Center Drive
                       P.O. Box 7500
                       Newport Beach, California 92658-7500

                       1-800-800-7681
                       7 a.m. through 5 p.m. Pacific time

                      ---------------------------------------------------------
How to contact the     You can also find reports and other information about
SEC                    the policy and separate account from the SEC. The SEC
                       may charge you a fee for this information.

                       Public Reference Section of the SEC
                       Washington, D.C. 20549-6009
                       1-800-SEC-0330
                       Internet: www.sec.gov

                                Underwritten by:

                      [LOGO OF PACIFIC LIFE APPEARS HERE]

                         Pacific Life Insurance Company
                            700 Newport Center Drive
                            Newport Beach, CA 92660
                                 (800) 800-7681

               Visit us at our web site: www.PacificLife.com


                            [LOGO OF IMSA APPEARS HERE]

                  * Membership promotes ethical market conduct for individual life insurance and annuities

15-20514-07 5/01

PACIFIC SELECT
ESTATE PRESERVER III   PROSPECTUS MAY 1, 2001

                       Pacific Select Estate Preserver III is a last survivor flexible premium variable life insurance policy issued by Pacific Life Insurance Company.

This policy is not     This prospectus provides information that you should
available in all       know before buying a policy. It's accompanied by a
states. This           current prospectus for the Pacific Select Fund, a fund
prospectus is not      that provides the underlying portfolios for the
an offer in any        variable investment options offered under the policy.
state or               Please read these prospectuses carefully and keep them
jurisdiction where     for future reference.
we're not legally
permitted to offer     Here's a list of all of the investment options
the policy.            available under your policy:

The policy is
described in detail    VARIABLE INVESTMENT OPTIONS
in this prospectus.
The Pacific Select     Blue Chip                Growth LT
Fund is described
in its prospectus      Aggressive Growth        Focused 30
and in its
Statement of           Aggressive Equity        Mid-Cap Value
Additional
Information (SAI).     Emerging Markets         International Value
No one has the
right to describe      Diversified Research     Capital Opportunities
the policy or the
Pacific Select Fund    Small-Cap Equity         Mid-Cap Growth
any differently
than they have been    International Large-Cap  Global Growth
described in these
documents.             Equity                   Equity Index

You should be aware    I-Net Tollkeeper(SM)     Small-Cap Index
that the Securities
and Exchange           Financial Services       REIT
Commission (SEC)
has not reviewed       Health Sciences          Inflation Managed
the policy for its                               (formerly called
investment merit,      Technology                "Government Securities")
and does not
guarantee that the     Telecommunications       Managed Bond
informationin this
prospectus is          Multi-Strategy           Money Market
accurate or
complete. It's a       Equity Income            High Yield Bond
criminal offense
to say otherwise.      Strategic Value          Large-Cap Value

                       FIXED OPTIONS

                       Fixed Account

                       Fixed LT Account

YOUR GUIDE TO THIS PROSPECTUS

An overview of Pacific Select Estate Preserver III                   4
----------------------------------------------------------------------
Pacific Select Estate Preserver III basics                          12
Owners, people insured by the policy, and beneficiaries             13
Policy date, monthly payment date, policy anniversary date          14
Statements and reports we'll send you                               15
Your right to cancel                                                15
Timing of payments, forms and requests                              16
Telephone and electronic transactions                               17
----------------------------------------------------------------------
The death benefit                                                   18
Choosing your death benefit option                                  18
The guideline minimum death benefit                                 19
When we pay the death benefit                                       19
Comparing the death benefit options                                 20
Changing your death benefit option                                  20
Decreasing the face amount                                          21
Optional riders                                                     21
----------------------------------------------------------------------
How premiums work                                                   22
Your first premium payment                                          22
Planned periodic premium payments                                   22
Deductions from your premiums                                       23
Allocating your premiums                                            23
Limits on the premium payments you can make                         24
----------------------------------------------------------------------
Your policy's accumulated value                                     25
Calculating your policy's accumulated value                         25
Monthly deductions                                                  25
Lapsing and reinstatement                                           27
----------------------------------------------------------------------
Your investment options                                             29
Variable investment options                                         29
Fixed options                                                       34
Transferring among investment options                               34
Transfer programs                                                   35
----------------------------------------------------------------------
Withdrawals, surrenders and loans                                   37
Making withdrawals                                                  37
Taking out a loan                                                   38
Ways to use your policy's loan and withdrawal features              39
Surrendering your policy                                            40
----------------------------------------------------------------------
General information about your policy                               42
----------------------------------------------------------------------
Variable life insurance and your taxes                              44
----------------------------------------------------------------------
About Pacific Life                                                  48
----------------------------------------------------------------------
Appendices                                                         107
Appendix A: Joint equal age                                        107
Appendix B: Rates per $1,000 of initial face amount                109
Appendix C: Death benefit percentages                              110
Appendix D: Death benefit factor table                             111
----------------------------------------------------------------------
Where to go for more information                            back cover

                       Terms used in this prospectus
                       We've tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We've identified some of these below and the pages where you'll find an explanation of what they mean.

                       If you have any questions, please ask your registered representative or call us at 1-800-800-7681.

                      Accumulated value          25   Joint owners               13
                      Accumulation units         32   Lapse                      27
                      Age                        13   Loan account               38
In this prospectus,   Allocation                 23   Modified endowment
you and your mean     Assignment                 43    contract                  46
the policy holder     Beneficiary                14   Monthly payment date       14
or owner. Pacific     Business day               16   Net amount at risk         20
Life, we, us and      Cash surrender value       40   Net cash surrender value   40
our refer to          Contingent beneficiary     14   Net premium                22
Pacific Life          Cost of insurance rate     25   Outstanding loan amount    38
Insurance Company.    Death benefit              18   Planned periodic premium   22
The fund refers to    Death benefit factor       19   Policy anniversary         14
Pacific Select        Death benefit percentage   19   Policy date                14
Fund. Policy means    Face amount                18   Policy year                14
a Pacific Select      Fixed account              34   Portfolio                  29
Estate Preserver      Fixed LT account           34   Proper form                16
III variable life     Fixed options              34   Reinstatement              28
insurance policy,     General account            49   Riders                     21
unless we state       Guideline minimum death         Sales surrender target     41
otherwise.             benefit                   19   Separate account           49
                      Guideline premium limit    24   Seven-pay limit            46
                      Illustration               15   Tax code                   44
                      In force                   12   Unit value                 32
                      Income benefit             42   Variable account           29
                      Joint equal age            27   Variable investment
                                                       option                    29

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER III

                       This overview tells you some key things you should know about your policy. It's designed as a summary only - please read the entire prospectus and your policy for more detailed information.

                       Some states have different rules about how life insurance policies are described or administered. The terms of your policy, or of any endorsement or rider, prevail over what's in this prospectus.

                      ---------------------------------------------------------
Pacific Select         Pacific Select Estate Preserver III is a last survivor
Estate Preserver       flexible premium variable life insurance policy.
III basics
                       . Last survivor means the policy insures the lives of
Last survivor life       two people and provides a death benefit that's
insurance may be         payable after both people have died.
appropriate for two
spouses who want to    . Flexible premium means you can vary the amount and
provide a death          frequency of your premium payments.
benefit for their
children.              . Variable means the policy's value depends on the
                         performance of the investment options you choose.
This may not be the
right kind of          . Life insurance means the policy provides a death
policy for someone       benefit to the beneficiary you choose.
who wants to
provide a death
benefit for his or     In addition to providing a death benefit that is
her spouse. In that    generally free of federal income tax, any growth in
case, a policy that    your policy's accumulated value is tax-deferred. You
insures a single       can choose from 31 variable investment options, each of
life may be more       which invests in a corresponding portfolio of the
appropriate.           Pacific Select Fund, and from two fixed options, both
                       of which provide a guaranteed minimum rate of interest.
Please discuss your
insurance needs and
financial              You may choose to allocate net premium and accumulated
objectives with        value to no more than 20 investment options at any one
your registered        time.
representative.
                       Pacific Select Estate Preserver III is designed for
                       long-term financial planning. Please take some time to
You'll find more       read the information in this prospectus before you
about the basics of    decide if this life insurance policy meets your
Pacific Select         insurance needs and financial objectives.
Estate Preserver
III starting on        Your right to cancel
page 12.               During the free look period, you have the right to
                       cancel your policy and return it to us or your registered representative for a refund. The amount of your refund may be more or less than the premium payments you've made, depending on the state where you signed your application. If you signed your application in a state that requires us to refund premium payments, we'll hold the net premiums in the Money Market investment option until the free look transfer date.

                      ---------------------------------------------------------
The death benefit      You can choose one of four death benefit options
                       depending on what is more important to you: a larger
Your policy            death benefit or building the accumulated value of your
provides a death       policy.
benefit for your
beneficiary after      You can change your death benefit option and reduce
both of the people     your policy's face amount (with certain restrictions)
insured by the         while your policy is in force.
policy have died,
as long as your        Optional riders
policy is in force.
                       There are six optional riders that provide extra
You'll find more       benefits, some at additional cost. Not all riders are
about the death        available in every state, and some riders may only be
benefit starting on    added when you apply for your policy.
page 18.

                      ---------------------------------------------------------
How premiums work      Your first premium must be equal to at least 25% of the
                       sum of your premium load and your policy's monthly
Your policy gives      charges for the first year. Your planned periodic
you the flexibility    premium must be for at least $50.
to choose the
amount and             Deductions from your premiums
frequency of your      We deduct a premium load from each premium payment you
premium payments,      make. The premium load is made up of a sales load, a
within certain         state and local tax charge, and a federal tax charge.
limits.
                       Limits on the premium payments you can make
You'll find more       Federal tax law puts limits on the premium payments you
about how premiums     can make in relation to your policy's death benefit. We
work starting on       may refuse all or part of a premium payment you make,
page 22.               or remove all or part of a premium from your policy and
                       return it to you under certain circumstances.

                      ---------------------------------------------------------
Your policy's          Accumulated value is the value of your policy on any
accumulated value      business day. It is not guaranteed - it depends on the
                       performance of the investment options you've chosen,
Accumulated value      the premium payments you've made, policy charges, and
is used as the         how much you've borrowed or withdrawn from the policy.
basis for
determining policy     Monthly deductions
benefits and           We deduct a monthly charge from your policy's
charges. If there      accumulated value on each monthly payment date. The
is not enough          charge is made up of cost of insurance, an
accumulated value      administrative charge, and a mortality and expense risk
to cover policy        charge. If you add any riders, we'll add any charges
charges, your          for them to your monthly charge.
policy could lapse.
                       Lapsing and reinstatement
You'll find more       If there is not enough accumulated value to cover the
about accumulated      monthly charge on the day we make the deduction, your
value starting on      policy may lapse - which means you'll no longer have
page 25.               any insurance coverage. If your policy is in danger of
                       lapsing, we'll give you a grace period of 61 days to pay the required premium. If your policy lapses at the end of the grace period, you have five years from the day it lapses to apply for a reinstatement.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER III

                      ---------------------------------------------------------
Your investment
options                You can choose from 31 variable investment options,
                       each of which invests in a corresponding portfolio of
The investment         the Pacific Select Fund. We're the investment adviser
options you choose     for the Pacific Select Fund. We oversee the management
will affect your       of all the fund's portfolios and manage two of the
policy's               portfolios directly. We've retained other portfolio
accumulated value,     managers to manage the other portfolios. The value of
and may affect the     each portfolio will fluctuate with the value of the
death benefit.         investments it holds, and returns are not guaranteed.

Your policy's          You can also choose from two fixed options, the Fixed
accumulated value      account and the Fixed LT account, both of which provide
may be allocated to    a guaranteed minimum annual interest rate of 4%. We may
up to 20 investment    offer a higher interest rate. If we do, we'll guarantee
options at any one     that rate for one year.
time.
                       We allocate your premium payments and accumulated value
Please review the      to the investment options you choose. Your policy's
investment options     accumulated value will fluctuate depending on the
carefully and ask      investment options you've chosen. You bear the
your registered        investment risk of any variable investment options you
representative to      choose.
help you choose the
right ones for your    In some states we'll hold your premium payments in the
goals and risk         Money Market investment option until the free look
tolerance.             transfer date. Please turn to Your right to cancel for
                       details.
You'll find more
about the              Transferring among investment options
investment options     You can transfer among the investment options during
starting on page       the life of your policy without paying any current
29.                    income tax. There is currently no charge for transfers.


                       You can make as many transfers as you like between variable investment options. You can also make automatic transfers from one variable investment option to another using our dollar cost averaging or portfolio rebalancing program. These programs are not available for the fixed options.

                       You can only make one transfer from each fixed option in any 12-month period. For the Fixed account, each transfer may be no more than $5,000 or 25% of the accumulated value in the Fixed account, whichever is greater. For the Fixed LT account, each transfer may be no more than $5,000 or 10% of the accumulated value in the Fixed LT account, whichever is greater. You can only transfer to the fixed options in the policy month right before each policy anniversary.

                       You can also make automatic transfers from the Fixed
You'll find out        account to other investment options during the first
more about our         policy year using our first year transfer program.
automatic transfer
programs starting
on page 35.

                      ---------------------------------------------------------
Withdrawals,           You can take out all or part of your policy's
surrenders and         accumulated value while your policy is in force by
loans                  making withdrawals or surrendering your policy. You can
                       take out a loan from us using your policy as security.
Making a               You can also use your policy's loan and withdrawal
withdrawal, taking     features to supplement your income, for example, during
out a loan or          retirement.
surrendering your
policy can change      Making withdrawals
your policy's tax      You can withdraw part of your policy's net cash
status, generate       surrender value starting on your policy's first
taxable income, or     anniversary. This reduces your policy's accumulated
make your policy       value and could affect the face amount and death
more susceptible to    benefit.
lapsing. Be sure to
plan carefully
before using these
policy benefits.

You'll find more
about withdrawals,
surrenders and
loans starting on
page 37.

                       Taking out a loan
                       You can take out a loan from us using your policy's accumulated value as security. You pay interest on the amount you borrow at an annual rate of 4.5% during the first 10 policy years and 4.25% thereafter. The accumulated value used to secure your loan is set aside in a loan account, where it earns interest at an annual rate of 4%.

                       The amount in the loan account is not available to help pay for any policy charges. Taking out a loan affects the accumulated value of your policy because the amount set aside in the loan account misses out on the potential earnings available through the investment options.

                       Surrendering your policy
                       You can surrender or cash in your policy for its net cash surrender value while either of the two people insured by the policy is still living. If you surrender your policy during the first 10 policy years, we'll apply a surrender charge.

                      ---------------------------------------------------------
Variable life          Your beneficiary generally will not have to pay federal
insurance and your     income tax on death benefit proceeds. You'll also
taxes                  generally not be taxed on any or all of your policy's
                       accumulated value unless you receive a cash
                       distribution by making a withdrawal or surrendering
There are tax          your policy.
issues to consider
when you own a life    If your policy is a modified endowment contract, all
insurance policy.      distributions you receive during the life of the policy
These are described    may be subject to tax and a 10% penalty.
in detail starting
on page 44.

                      ---------------------------------------------------------
About Pacific Life
                       Pacific Life is a life insurance company based in
When you buy a life    California. We issue the policies. Pacific Select
insurance policy,      Distributors, Inc., our subsidiary, is the distributor
you're relying on      of the policies.
the insurance
company that issues    How our accounts work
it to be able to       We put your premium payments in our general and
meet its financial     separate accounts. We own the assets in our accounts
obligations to you.    and make the allocations to the investment options
                       you've chosen.

                       Amounts allocated to the fixed options are held in our
You'll find more       general account. Our general account includes all of
about Pacific Life,    our assets, except for those held in our separate
and our strength as    accounts. Our ability to meet our obligations under the
a company, starting    policy is backed by our strength as an insurance
on page 48.            company.

We may use any
profit derived from    Amounts allocated to the variable investment options
any charges under      are held in our separate account. The assets in this
the policy for any     account are kept separate from the assets in our
lawful purpose,        general account and our other separate accounts, and
including our          are protected from our general creditors.
distribution and
administrative
expenses.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER III

                                                    This section of the overview explains the fees and expenses associated with your
                                                    Pacific Select Estate Preserver III Policy.

                                                  --------------------------------------------------------------------------------
Understanding policy expenses
and cash flow                                             -------------------
                                                             Your premium
The chart to the right illustrates how                       You make a
cash normally flows through a Pacific                        premium
Select Estate Preserver III policy.                          payment          -------------------------------------
                                                                                                                   v
The dark shaded boxes show the fees and                   -------------------                             -----------------
expenses you pay directly or indirectly                                                                     We deduct a
under your policy. These are explained                                                                      premium load
in the pages that follow.
                                                          -------------------
In some states we'll hold your net                           Net premium
premium payments in the Money Market                         We allocate the                              -----------------
investment option until the free look                        net premium to
transfer date. Please turn to Your right                     the investment   -------------------------------------
to cancel for details.                                       options you
                                                             choose
                                                          -------------------
                                                          v                     v
                                                  -------------------  -------------------    ----------------     -----------------
                                                   Fixed options        Variable               Pacific Select       The fund
                                                   We hold              investment             Fund                 deducts
                                                   amounts you          options                                     advisory fees
                                                   allocate to these                           The variable    ---  and other fund
                                                   options in our       We hold                investment           expenses from
                                                   general account      amounts you            options invest       the portfolios
                                                                        allocate to these      in the fund's
                                                                        options in our         portfolios
                                                                        separate account
                                                  -------------------  -------------------    ----------------     -----------------

                                                                                                                   -----------------
                                                                                                                   We deduct:
                                                                                                                   . cost of
                                                                                                                     insurance
                                                                                                                   . administrative
                                                                                     We make monthly deductions      charge
                                                                                   -----------------------------   . mortality and
                                                                                                                   . expense risk
                                                                                                                     charge
                                                                                                                   . rider charges

                                                                              v                                    -----------------
                                                  -------------------  -------------------                         -----------------
                                                  Loan account          Accumulated                                We deduct a
                                                  Accumulated           value             If you make a withdrawal withdrawal charge
                                                  value set aside                         ------------------------
                                                  to secure a           The total value
                                                  policy loan           of your policy

                                                  -------------------  -------------------                         -----------------
                                                                                                                   -----------------
                                                                                                                   We deduct a
                                                                                                                   surrender charge
                                                                                  If you surrender your policy
                                                                                 during the first 10 policy years
                                                                                 --------------------------------

                      ---------------------------------------------------------
Deductions from        We deduct a premium load from each premium payment you
your premiums          make. The load is made up of three charges:

The premium load is    Sales load - 5% of each premium payment during the
explained in more      first 10 policy years and reduced to 3% after the 10th
detail on page 23.     policy year.

                       State and local tax charge - 2.35% of each premium payment.

                       Federal tax charge - 1.50% of each premium payment.

                      ---------------------------------------------------------
Deductions from        We deduct a monthly charge from your policy's
your policy's          accumulated value in the investment options on each
accumulated value      monthly payment date. This charge is made up of three
                       charges:
The monthly charge
is explained in        Cost of insurance - We calculate this charge by
more detail            multiplying the current cost of insurance rate by a
starting on page       discounted net amount at risk at the beginning of each
25.                    policy month. When the younger of the two people
                       insured by the policy reaches age 100, the cost of
An example             insurance charge is zero -- in other words, you no
For a policy with:     longer pay any cost of insurance charge.
 . a joint equal age
  of 50                Administrative charge - We deduct a charge of $16 a
 . a face amount of     month during the first five policy years, and $6 a
  $100,000             month thereafter. When the younger of the two people
 . accumulated          insured by the policy reaches age 100, the
  value of $60,000     administrative charge is zero -- in other words, you no
  after deducting      longer pay any administrative charge.
  any outstanding
  loan amount.         Mortality and expense risk charge - The mortality and
                       expense risk charge varies depending on your policy's
The monthly charge     face amount, joint equal age on the policy date and
for the face amount    accumulated value. It's made up of two components:
component of the
mortality and          . The face amount component, which we deduct every
expense risk charge      month during the first 10 policy years at a rate that
is $14.50                is based on the joint equal age and each $1,000 of
(($100,000 / 1,000) X    the initial face amount of your policy.
0.145).
                       . The accumulated value component, which we deduct
The monthly charge       every month during the first 20 policy years at an
for the accumulated      annual rate of 0.30% (0.025% monthly) of your
value component is       policy's accumulated value in the investment options.
$15                      During policy years 21 and thereafter, we reduce the
($60,000 X 0.025%).      annual rate to 0.10% (0.008333% monthly) of the
The charge in            accumulated value.
policy year 21 (and
thereafter) would      Riders - If you add any riders to your policy, we add
be $5                  any charges for them to your monthly charge.
($60,000 X 0.008333%)
if the policy's
accumulated value
was $60,000.

Joint equal age is
explained in
Appendix A. The
rates for the face
amount component
are shown in
Appendix B.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER III

                      ---------------------------------------------------------
Withdrawal and         You can withdraw part of your policy's net cash
surrender charges      surrender value at any time starting on your policy's
                       first anniversary. There is a $25 charge for each
                       withdrawal you make. We deduct this charge
Withdrawal and         proportionately from all of your investment options.
surrender charges
are explained in       If you surrender or cash in your policy, or decrease
more detail on         its face amount, during the first 10 years of owning
pages 37 and 41.       the policy, we'll deduct a surrender charge. The
                       surrender charge is made up of two components:

An example
                       . The underwriting surrender charge, which is assessed
For a policy that        at a rate that is based on the joint equal age and
is surrendered at        each $1,000 of the initial face amount of your
the end of the           policy. The amount of the charge does not change
first policy year,       during the first policy year. Starting on the first
with:                    policy anniversary, we reduce the charge by 0.9259% a
 . a joint equal age      month until it reaches zero at the end of 10 policy
  of 50                  years.
 . an initial face
  amount of            . The sales surrender charge, which, during the first
  $100,000.              policy year, equals the smaller of the following
                         amounts:
The underwriting
surrender charge is      . 25% of the premium payments you've made, or
$520.
                         . 25% of the sales surrender target, which is based
The sales surrender        on the joint equal age of the people insured by the
target is $1,274.          policy for each $1,000 of a policy's initial face
The maximum sales          amount.
surrender charge is
$318.50.               The sales surrender charge increases until the premiums
                       you pay reach the sales surrender target. In the 13th
The underwriting       month you own your policy, we reduce the sales
surrender charge       surrender charge so that it is 99.0741% of the charge
and sales surrender    as calculated above. After that, we reduce it by
target rates appear    0.9259% a month until it reaches zero at the end of 10
in Appendix B.         policy years.

                      ---------------------------------------------------------
Fees and expenses      The Pacific Select Fund pays advisory fees and other
paid by the            expenses. These are deducted from the assets of the
Pacific Select Fund    fund's portfolios and may vary from year to year. They
                       are not fixed and are not part of the terms of your
You'll find more       policy. If you choose a variable investment option,
about the Pacific      these fees and expenses affect you indirectly because
Select Fund            they reduce portfolio returns.
starting on page
29, and in the         Advisory fee
fund's prospectus,     Pacific Life is the investment adviser to the fund. The
which accompanies      fund pays an advisory fee to us for these services. The
this prospectus.       table below shows the advisory fee as a annual
                       percentage of each portfolio's average daily net assets.

                       Other expenses

                       The table also shows the advisory fee and fund expenses as an annual percentage of each portfolio's average daily net assets, based on the year 2000 unless otherwise noted. To help limit fund expenses, effective July 1, 2000 we contractually agreed to waive all or part of our investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for portfolios that started on or after October 2, 2000, that do not exceed the previously established 0.25% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 2000, Pacific Life reimbursed approximately $13,202 to the I-Net Tollkeeper Portfolio, $36,311 to the Strategic Value Portfolio, $34,134 to the Focused 30 Portfolio and $27,505 to the Small-Cap Index Portfolio.

                   -----------------------------------------------------------------------------------------------
                                             Advisory   Other      12b-1      Total      Less adviser's  Total net
                   Portfolio                 fee        expenses   amounts+   expenses   reimbursement   expenses
                   -----------------------------------------------------------------------------------------------
                                                  As an annual % of average daily net assets
                   Blue Chip/1/              0.95       0.06       --         1.01        --             1.01
                   Aggressive Growth/1/      1.00       0.06       --         1.06        --             1.06
                   Aggressive Equity/2/      0.80       0.04       0.02       0.86        --             0.86
                   Emerging Markets/2/       1.10       0.21       --         1.31        --             1.31
                   Diversified Research/2/   0.90       0.08       0.01       0.99        --             0.99
                   Small-Cap Equity/2/       0.65       0.05       --         0.70        --             0.70
                   International Large-Cap   1.05       0.12       --         1.17        --             1.17
                   Equity                    0.65       0.04       --         0.69        --             0.69
                   I-Net Tollkeeper/2/       1.50       0.13       --         1.63       (0.02)          1.61
                   Financial Services/1/     1.10       0.15       --         1.25       (0.05)          1.20
                   Health Sciences/1/        1.10       0.11       --         1.21       (0.01)          1.20
                   Technology/1/             1.10       0.08       --         1.18        --             1.18
                   Telecommunications/1/     1.10       0.08       --         1.18        --             1.18
                   Multi-Strategy            0.65       0.04       --         0.69        --             0.69
                   Equity Income/2/          0.65       0.04       0.01       0.70        --             0.70
                   Strategic Value           0.95       0.49       --         1.44       (0.39)          1.05
                   Growth LT                 0.75       0.04       --         0.79        --             0.79
                   Focused 30                0.95       0.42       --         1.37       (0.32)          1.05
                   Mid-Cap Value/2/          0.85       0.03       0.10       0.98        --             0.98
                   International Value       0.85       0.11       --         0.96        --             0.96
                   Capital Opportunities/1/  0.80       0.06       --         0.86        --             0.86
                   Mid-Cap Growth/1/         0.90       0.06       --         0.96        --             0.96
                   Global Growth/1/          1.10       0.19       --         1.29        --             1.29
                   Equity Index              0.25       0.04       --         0.29        --             0.29
                   Small-Cap Index/2/        0.50       0.13       --         0.63       (0.02)          0.61
                   REIT                      1.10       0.04       --         1.14        --             1.14
                   Inflation Managed/2/      0.60       0.05       --         0.65        --             0.65
                   Managed Bond/2/           0.60       0.05       --         0.65        --             0.65
                   Money Market              0.34       0.04       --         0.38        --             0.38
                   High Yield Bond/2/        0.60       0.05       --         0.65        --             0.65
                   Large-Cap Value/2/        0.85       0.05       0.05       0.95        --             0.95
                   ----------------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.

                       /2/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 0.84% for Aggressive Equity Portfolio, 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Equity Income Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for the High Yield Bond Portfolio, and 0.90% for Large-Cap Value Portfolio.

                       + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

PACIFIC SELECT ESTATE PRESERVER III BASICS

                       When you buy a Pacific Select Estate Preserver III life insurance policy, you're entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your policy, applications to change or reinstate the policy, any amendments, riders or endorsements to your policy, and specification pages.

Policy amendments
and endorsements       When we approve your signed application, we'll issue
are a part of your     your policy. If your application does not meet our
policy and confirm     underwriting and administrative requirements, we can
changes you or we      reject it or ask you for more information. Once we
make to the policy.    receive your first premium payment, and any contractual
                       and administrative requirements have been met, we'll
Specification pages    consider your policy to be in force. Our obligations
summarize              under the policy begin when the policy is in force and
information            has been delivered to you.
specific to your
policy at the time     Your policy will be in force until one of the following
the policy is          happens:
issued.                . both people insured by the policy die
                       . the grace period expires and your policy lapses, or
Riders provide         . you surrender your policy.
extra benefits,
some at additional     If your policy is not in force when both people insured
cost. Not all          by the policy die, we are not obligated to pay the
riders are             death benefit proceeds to your beneficiary.
available in every
state and some         Pacific Select Estate Preserver III is a last survivor
riders may only be     flexible premium variable life insurance policy that
added when you         insures the lives of two people and pays death benefit
apply for your         proceeds after both people have died.
policy.
                       Under a flexible premium life insurance policy, you
Last survivor life     have the flexibility to choose the amount and frequency
insurance may be       of your premium payments. You must, however, pay enough
appropriate for two    premiums to cover the ongoing cost of policy benefits.
spouses who want to
provide a death        A premium load is deducted from each premium payment
benefit for their      you make. The resulting net premium is allocated to the
children.              investment options you choose, and becomes part of your
                       policy's accumulated value.
This may not be the
right kind of          Charges are deducted from the accumulated value each
policy for someone     month to help cover the cost of the policy's death
who wants to           benefit and other expenses. If there is not enough
provide a death        accumulated value to cover the monthly charge on the
benefit for his or     day we make the deduction, your policy may lapse after
her spouse. In that    a grace period - which means you'll no longer have any
case, a policy that    insurance coverage.
insures a single
life may be more       Investment earnings will increase your policy's
appropriate.           accumulated value, while investment losses will
                       decrease it. The premium payments you'll be required to
Please discuss your    make to keep your policy in force will be influenced by
insurance needs and    the investment results of the investment options you've
financial              chosen.
objectives with
your registered
representative.

In some states
we'll hold your net
premium payments in
the Money Market
investment option
until the free look
transfer date.
Please turn to Your
right to cancel for
details.

                      ---------------------------------------------------------
Owners, people         Owners
insured by the         The owner is the person named on the application who
policy, and            makes the decisions about the policy and its benefits
beneficiaries          while it's in force. You can own a policy by yourself
                       or with someone else. Two or more owners are called
                       joint owners. You need the signatures of all owners for
Please consult your    all policy transactions.
financial advisor
or a lawyer about      If one of the joint owners dies, the surviving owners
designating            will hold all rights under the policy. If the last
ownership              joint owner dies, his or her estate will own the policy
interests.             unless you've given us other instructions.

                       A policy can also be owned by an institution, trust,
                       corporation or group or sponsored arrangement. These
If you would like      owners often buy more than one policy, which may
to change the owner    qualify them for reduced charges or lower premium
of your policy,        payments.
please contact us
or your registered     We may reduce or waive the sales load or surrender
representative for     charges on policies sold to our directors or employees,
a change of owner      to any of our affiliates, or to trustees, employees or
form. We can           affiliates of the fund.
process the change
only if we receive     You can change the owner of your policy by completing a
your instructions      change of owner form. Once we've received and recorded
in writing.            your request, the change will be effective as of the
                       day you signed the change of owner form.

                       People insured by the policy
                       This policy insures the lives of two people who are between the ages of 20 and 85 at the time you apply for your policy, and who have given us satisfactory evidence of insurability. Your policy refers to these people as the insureds. The policy pays death benefit proceeds after both of these people have died.

Risk classes are       Each person to be insured by the policy is assigned an
usually based on       underwriting or insurance risk class which we use to
age, gender, health    calculate cost of insurance and other charges. We
and whether or not     normally use the medical or paramedical underwriting
the person to be       method to assign underwriting or insurance risk
insured by the         classes, which may require a medical examination. We
policy smokes. Most    may, however, use other forms of underwriting if we
insurance companies    think it's appropriate.
use similar risk
classification         When we use a person's age in policy calculations, we
criteria.              generally use his or her age as of the nearest policy
                       date, and we add one year to this age on each policy
When we refer to       anniversary date. For example, when we talk about
age throughout this    someone "reaching age 100", we're referring to the
prospectus, we're      policy anniversary date closest to that person's 100th
using the word as      birthday, not to the day when he or she actually turns
we've defined it       100.
here, unless we
tell you otherwise.

PACIFIC SELECT ESTATE PRESERVER III BASICS

                       Beneficiaries
                       The beneficiary is the person, people, entity or
If you would like      entities you name to receive the death benefit
to change the          proceeds. Here are some things you need to know about
beneficiary of your    naming beneficiaries:
policy, please
contact us or your     . You can name one or more primary beneficiaries who
registered               each receive an equal share of the death benefit
representative for       proceeds unless you tell us otherwise. If one
a change of              beneficiary dies, his or her share will pass to the
beneficiary form.        surviving primary beneficiaries in proportion to the
We can process the       share of the proceeds they're entitled to receive,
change only if we        unless you tell us otherwise.
receive your
instructions in        . You can also name a contingent beneficiary for each
writing.                 primary beneficiary you name. The contingent
                         beneficiary will receive the death benefit proceeds if the primary beneficiary dies.

                       . You can choose to make your beneficiary permanent
                         (sometimes called irrevocable). You cannot change a permanent beneficiary's rights under the policy without his or her permission.

                       . If none of your beneficiaries is still living when
                         the death benefit proceeds are payable, you as the policy owner will receive the proceeds. If you're no longer living, the proceeds will go to your estate.

                       . You can change your beneficiary at any time while
                         either person insured by the policy is still living, and while the policy is in force. The change will be effective as of the day you signed the change of beneficiary form.

                      ---------------------------------------------------------
Policy date,           Your policy date
monthly payment        This is usually the day we approve your policy
date, policy           application. It's also the beginning of your first
anniversary date       policy year. Your policy's monthly, quarterly, semi-
                       annual and annual anniversary dates are based on your
                       policy date.
In Massachusetts,
the policy date is     The policy date is set so that it never falls on the
known as the issue     29th, 30th or 31st of any month. We'll apply your first
date.                  premium payment as of your policy date or as of the day
                       we receive your premium, whichever is later.

                       Backdating your policy
In Ohio, your          You can have your policy backdated up to six months, as
policy can be          long as we approve it. Backdating in some cases may
backdated only         lower your cost of insurance rates since these rates
three months.          are based on the ages of the people insured by the
                       policy. Your first premium payment must cover the premium load and monthly charges for the period between the backdated policy date and the day your policy is issued.

                       Your monthly payment date
                       This is the day we deduct the monthly charges from your policy's accumulated value. The first monthly payment date is your policy date, and it's the same day each month thereafter. Monthly charges are explained in the section called Your policy's accumulated value.

                       Your policy anniversary date
                       This is the same day as your policy date every year after we issue your policy. A policy year starts on your policy date and each anniversary date, and ends on the day before the next anniversary date.

                      ---------------------------------------------------------
Statements and         We send the following statements and reports to policy
reports                owners:
we'll send you
                       . a confirmation for many financial transactions,
                         usually including premium payments and transfers,
                         loans, loan repayments, withdrawals and surrenders.
                         Monthly deductions and scheduled transactions made
We can create            under the dollar cost averaging and portfolio
customized               rebalancing programs are reported on your quarterly
hypothetical             policy statement.
illustrations of
benefits under your    . a quarterly policy statement. The statement will tell
policy based on          you the accumulated value of your policy by
different                investment option, cash surrender value, the amount
assumptions.             of the death benefit, the policy's face amount, and
                         any outstanding loan amount. It will also include a
We'll send you one       summary of all transactions that have taken place
policy illustration      since the last quarterly statement, as well as any
free of charge each      other information required by law.
policy year if you
ask for one. We        . supplemental schedules of benefits and planned
reserve the right        periodic premiums. We'll send these to you if you
to charge $25 for        change your policy's face amount or change any of the
additional               policy's other benefits.
illustrations.
                       . financial statements, at least annually or as
                         required by law, of the separate account and Pacific
                         Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund.

                      ---------------------------------------------------------
Your right to
cancel                 During the free look period, once your policy is in
                       force you have the right to cancel (or refuse) your
There are special      policy and return it to us or your registered
rules for the free     representative for a refund.
look period in
certain states.        The amount of your refund may be more or less than the
Here are some          premium payments you've made, depending on the state
examples:              where you signed your application. We'll always deduct
                       any outstanding loan amount from the amount we refund
 . In California the    to you.
  free look period
  ends 30 days         You'll find a complete description of the free look
  after you receive    period that applies to your policy on the policy's
  your policy if       cover sheet, or on a notice that accompanied your
  you're 60 years      policy. Generally, the free look period ends on the
  old or over or if    latest of the following:
  you're replacing
  another life         . 10 days after you receive your policy (20 days for
  insurance policy.      many states if you are replacing another life
 . In Colorado the        insurance policy)
  free look period     . 10 days after we mail or deliver this prospectus
  ends after 15          which includes a notice of your right of withdrawal
  days.                . 45 days after you complete and sign your policy
 . In North Dakota        application.
  the free look
  period ends after    In most states, your refund will be based on the
  20 days.             accumulated value of your policy. In these states,
 . Pennsylvania         we'll allocate your net premiums to the investment
  requires that you    options you've chosen. If you exercise your right to
  exercise your        cancel, your refund will be:
  right to cancel
  your policy          . any charges or taxes we've deducted from your
  within 10 days         premiums
  after you receive    . the net premiums allocated to the fixed options
  it, regardless of    . the accumulated value allocated to the variable
  the date you           investment options
  signed your          . any monthly charges and fees we've deducted from your
  application.           policy's accumulated value in the variable investment
                         options.
Please call us or
your registered        In some states we're required to refund the premium
representative if      payments you've made. If you sign your application in
you have questions     one of these states, we'll hold the net premiums in the
about your right to    Money Market investment option until the free look
cancel your policy.    transfer date. On that day, we'll transfer the
                       accumulated value in the Money Market investment option to the investment options you've chosen.

                       The free look transfer date is the latest of the following:

                       . 15 days after we issue your policy
                       . 45 days after you complete and sign your policy
                         application
                       . the day we receive your minimum initial premium . when we consider your policy to be in force.

PACIFIC SELECT ESTATE PRESERVER III BASICS

                      ---------------------------------------------------------
Timing of payments,    Effective date
forms and requests
                       Once your policy is in force, the effective date of
A business day,        payments, forms and requests you send us is usually
called a valuation     determined by the day and time we receive the item in
date in your           proper form at the mailing address that appears on the
policy, is any day     back cover of this prospectus.
that the New York
Stock Exchange and     Planned periodic premium payments, loan requests,
our life insurance     transfer requests, loan payments or withdrawal or
client services        surrender requests that we receive in proper form
offices are open.      before 4:00 p.m. Eastern time on a business day will
It usually ends at     normally be effective as of the end of that day, unless
4:00 p.m. Eastern      the transaction is scheduled to occur on another
time.                  business day. If we receive your payment or request on
                       or after 4:00 p.m. Eastern time on a business day, your
                       payment or request will be effective as of the end of
The New York Stock     the next business day. If a scheduled transaction falls
Exchange is usually    on a day that is not a business day, we'll process it
closed on weekends     as of the end of the next business day.
and on the
following days:        Other forms, notices and requests are normally
 . New Year's Day,      effective as of the next business day after we receive
  Martin Luther        them in proper form, unless the transaction is
  King, Jr. Day,       scheduled to occur on another business day. Change of
  President's Day,     owner and beneficiary forms are effective as of the day
  Good Friday,         you sign the change form, once we receive them in
  Memorial Day,        proper form.
  July Fourth,
  Labor Day,           Proper form
  Thanksgiving Day     We'll process your requests once we receive all
  and Christmas        letters, forms or other necessary documents, completed
  Day,                 to our satisfaction. Proper form may require, among
and                    other things, a signature guarantee or some other proof
 . the Friday before    of authenticity. We do not generally require a
  New Year's Day,      signature guarantee, but we may ask for one if it
  July Fourth or       appears that your signature has changed, if the
  Christmas Day if     signature does not appear to be yours, if we have not
  that holiday         received a properly completed application or
  falls on a           confirmation of an application, or for other reasons to
  Saturday             protect you and us.
 . the Monday
  following New        When we make payments and transfers
  Year's Day, July
  Fourth or            We'll normally send the proceeds of transfers,
  Christmas Day if     withdrawals, loans, surrenders, exchanges and death
  that holiday         benefit payments within seven days after the effective
  falls on a Sunday    date of the request in proper form. We may delay
unless unusual         payments and transfers, or the calculation of payments
business conditions    and transfers based on the value in the variable
exist, such as the     investment options under unusual circumstances, for
ending of a monthly    example, if:
or yearly
accounting period.     . the New York Stock Exchange closes on a day other
                         than a regular holiday or weekend
                       . trading on the New York Stock Exchange is restricted
Our client services    . an emergency exists as determined by the SEC, as a
offices are also         result of which the sale of securities is not
usually closed on        practicable, or it is not practicable to determine
the following days:      the value of a variable account's assets, or
 . the Monday before    . the SEC permits a delay for the protection of policy
  New Year's Day,        owners.
  July Fourth, or
  Christmas Day, if    We may delay transfers and payments from the fixed
  any of these         options, including the proceeds from withdrawals,
  holidays falls on    surrenders and loans, for up to six months. We'll pay
  a Tuesday            interest at an annual rate of at least 4% on any
                       withdrawals or surrender proceeds from the fixed
                       options that we delay for 30 days or more.
 . the Tuesday
  before Christmas     We pay interest at an annual rate of at least 4% on
  Day if that          death benefit proceeds, calculated from the day the
  holiday falls on     last surviving person insured by the policy dies to the
  a Wednesday          day we pay the proceeds.
 . the Friday after
  New Year's Day,
  July Fourth or
  Christmas Day, if
  any of these
  holidays falls on
  a Thursday
 . the Friday after
  Thanksgiving.

Call us or contact
your registered
representative if
you have any
questions about the
proper form
required for a
request.

To request payment
of death benefit
proceeds, send us
proof of death and
payment
instructions.

                      ---------------------------------------------------------

Telephone and          You can make loans or transfers, and give us
electronic             instructions regarding the dollar cost averaging
transactions           program or portfolio rebalancing program, by telephone
                       any time after the free look period as long as we have
                       your signed authorization form on file.
Please ask your
registered
representative for     Certain registered representatives are able to give us
more information       instructions electronically if authorized by you. You
regarding              may appoint your registered representative to give us
electronic             instructions on your behalf by completing and filing a
transactions.          telephone and electronic authorization form with us.

                       Here are some things you need to know about telephone and electronic transactions:

                       . You must complete a telephone and electronic
                         authorization form.

                       . If your policy is jointly owned, all joint owners
                         must sign the telephone and electronic authorization. We'll take instructions from any owner or anyone you appoint.

                       . We may use any reasonable method to confirm that your
                         telephone or electronic instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone or electronically.

                       We'll send you a written confirmation of each telephone and electronic transaction.

                       Sometimes, you may not be able to make loans or transfers by telephone or electronically, for example, if our telephone lines or our website are busy because of unusual market activity or a significant economic or market change, or our telephone lines or the Internet are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next business day or when service has resumed.

                       When you send us your telephone and electronic authorization form, you agree that:

                       . we can accept and act upon instructions you or anyone
                         you appoint give us over the telephone or electronically

                       . neither we, any of our affiliates, the Pacific Select
                         Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone or submitted electronically that we believe to be genuine, as long as we have followed our own procedures

                       . you bear the risk of any loss that arises from your
                         right to make loans or transfers over the telephone or electronically.

THE DEATH BENEFIT

                       We'll pay death benefit proceeds to your beneficiary after the last surviving person insured by the policy dies while the policy is still in force. Your beneficiary generally will not have to pay federal income tax on death benefit proceeds.

                       This policy offers four death benefit options, Options
Your policy's          A, B, C and D. The option you choose will generally
initial amount of      depend on which is more important to you: a larger
insurance coverage     death benefit or building the accumulated value of your
is its initial face    policy.
amount. We
determine the face     Here are some things you need to know about the death
amount based on        benefit:
instructions
provided in your       . You choose your death benefit option on your policy
application.             application.

The minimum face       . If you do not choose a death benefit option, we'll
amount when a            assume you've chosen Option A.
policy is issued is
usually $100,000,      . The death benefit will always be the greater of the
but we may reduce        death benefit under the option you choose or the
this in some             guideline minimum death benefit.
circumstances.
                       . The death benefit will never be lower than the face
You'll find your         amount of your policy if you've chosen Option A, B or
policy's face            D. Of course, the death benefit proceeds will always
amount, which            be reduced by any outstanding loan amount.
includes any
increases or           . We'll pay the death benefit proceeds to your
decreases, in the        beneficiary when we receive proof of the deaths of
specification pages      both of the people insured by the policy.
in your policy.

                      ---------------------------------------------------------
Choosing your death    You can choose one of the following four options for
benefit option         the death benefit on your application. The graphs below
                       help you compare the options using several hypothetical examples.

                       Option A - the         Option B - the face amount of
                       face amount of         your policy plus its accumulated
                       your policy.           value.


                       [ILLUSTRATION          [ILLUSTRATION APPEARS HERE]
                       APPEARS HERE]
                                              The death benefit changes as
                                              your policy's accumulated value
                                              changes. The better your
                                              investment options perform, the
                                              larger the death benefit will
                                              be.

                       Option C - the         Option D - the face amount of
                       face amount of         your policy multiplied by a
                       your policy plus       death benefit factor.
                       the total premiums
                       you've paid minus
                       any withdrawals or     [ILLUSTRATION APPEARS HERE]
                       distributions
                       made.                  The death benefit gradually
                                              increases over time no matter
                                              how your investment options
                       [ILLUSTRATION          perform, as long as there is
                       APPEARS HERE]          enough accumulated value to keep
                                              your policy in force.
                       The more premiums
                       you pay and the
                       less you withdraw,
                       the larger the
                       death benefit will
                       be.

                      ---------------------------------------------------------
                       How we calculate the death benefit for
                       Option D

                       If you choose Option D, we'll calculate the death benefit by multiplying the face amount by a death benefit factor. The death benefit factor is a number from 1.0 to 2.0. A factor of 1.0 means the death benefit equals the face amount. A factor of 2.0 means the death benefit is two times the face amount.

                       The factor changes on each policy anniversary and is based on the joint equal age of the people insured by the policy and the number of completed policy years. Joint equal age is a calculation that blends the ages and insurance risks of the two people insured by the policy. Generally, the death benefit factor will reach the maximum of 2.0 when joint equal age plus the number of completed policy years is between 85 and 90. You'll find more information about how we calculate joint equal age in Appendix A.

                       You'll find more information about the death benefit factor in Appendix D and in your policy.

                      ---------------------------------------------------------
The guideline          The guideline minimum death benefit is the minimum
minimum death          death benefit needed for your policy to qualify as life
benefit                insurance under Section 7702 of the Internal Revenue
                       Code. If the amount of the death benefit under the
If your policy's       option you choose is less than the guideline minimum
death benefit is       death benefit, we'll adjust your death benefit to equal
equal to the           the guideline minimum death benefit.
guideline minimum
death benefit, and     We calculate the guideline minimum death benefit by
the net amount at      multiplying the accumulated value of your policy by a
risk is more than      death benefit percentage. This percentage is based on
three times the        the age of the younger person insured by the policy,
death benefit on       and will increase over time. You'll find a table of
the policy date, we    guideline minimum death benefit percentages in Appendix
may reduce the         C.
death benefit by
making withdrawals
from your policy.

We will not charge
you our usual $25
withdrawal fee, but
the withdrawals may
be taxable. Please
turn to
Withdrawals,
surrenders and
loans for
information about
making withdrawals.

                      ---------------------------------------------------------
When we pay the        We calculate the amount of the death benefit proceeds
death benefit          as of the end of the day the last surviving person
                       insured by the policy dies. If that person dies on a
Your beneficiary       day that is not a business day, we calculate the
can choose to          proceeds as of the next business day.
receive the death
benefit proceeds in    Your policy's beneficiary must send us proof that both
a lump sum or use      people insured by the policy died while the policy was
it to buy an income    in force, along with payment instructions. If both
benefit. Please see    people insured by the policy die at the same time, or
the discussion         if it's not clear who died first, we'll assume the
about income           younger of the two died first.
benefits in General
information about      Death benefit proceeds equal the total of the death
your policy.           benefits provided by your policy and any riders you've
                       added, minus any outstanding loan amount, minus any
It is important        overdue charges.
that we have a
current address for    We'll pay interest at an annual rate of at least 4% on
your beneficiary so    the death benefit proceeds, calculated from the day the
that we can pay        last surviving person insured by the policy dies to the
death benefit          day we pay the proceeds. In some states we may pay a
proceeds promptly.     higher rate of interest if required by law.
If we cannot pay
the proceeds to
your beneficiary
within five years
of the death of the
last surviving
person insured by
the policy, we'll
be required to pay
them to the state.

THE DEATH BENEFIT

                      ---------------------------------------------------------
Comparing the death    The tables below compare the death benefits provided by
benefit options        the policy's four death benefit options. The examples
                       are intended only to show differences in death benefits and net amounts at risk. Accumulated value assumptions may not be realistic.

Example A assumes      These examples show that each death benefit option
the following:         provides a different level of protection. Keep in mind
                       that cost of insurance charges, which affect your
 . the people           policy's accumulated value, increase with the amount of
  insured by the       the death benefit, as well as over time. The cost of
  policy are male      insurance is charged at a rate per $1,000 of the
  and female non-      discounted net amount at risk. As the net amount at
  smokers, each age    risk increases, your cost of insurance increases.
  45 at the time       Accumulated value also varies depending on the
  the policy was       performance of the investment options in your policy.
  issued
 . face amount is
  $1,000,000
 . accumulated value
  at year 20 is
  $600,000
 . total premiums
  paid into the
  policy at year 20
  is $300,000
 . the death benefit
  percentage for
  the guideline
  minimum death
  benefit is 120%
 . the death benefit
  factor for Option
  D at year 20 is
  108.4%
 . the guideline
  minimum death
  benefit is
  $720,000
  (accumulated
  value times a
  death benefit
  percentage factor
  of 120%)

            -------------------------------------------------------------------------------------------
            Example A                               The death benefit is the larger
                                                    of these two amounts
                                                    -------------------------------
            Death                                   Death benefit   Guideline       Net amount at risk
            benefit     How it's                    under           minimum         used for cost of
            option      calculated                  the option      death benefit   insurance charge
            ------------------------------------------------------------------------------------------
            Option A    Face amount                  $1,000,000       $720,000         $396,736.94
            Option B    Face amount plus
                        accumulated value            $1,600,000       $720,000         $994,779.11
            Option C    Face amount plus
                        premiums less distributions  $1,300,000       $720,000         $695,758.03
            Option D    Face amount times
                        death benefit factor         $1,084,000       $720,000         $480,462.85
            ------------------------------------------------------------------------------------------


Example B uses the
same assumptions as
Example A, but has
an accumulated
value of
$1,400,000. Because
accumulated value
has increased, the
guideline minimum
death benefit is
now $1,680,000
($1,400,000 times a
death benefit
factor of 120%).


            ------------------------------------------------------------------------------------------
            Example B                               The death benefit is the larger
                                                          of these two amounts
                                                          -------------------------------
            Death                                   Death benefit   Guideline       Net amount at risk
            benefit     How it's                    under           minimum         used for cost of
            option      calculated                  the option      death benefit   insurance charge
            -------------------------------------------------------------------------------------------
            Option A    Face amount                  $1,000,000      $1,680,000        $274,518.06
            Option B    Face amount plus
                        accumulated value            $2,400,000      $1,680,000        $992,168.66
            Option C    Face amount plus
                        premiums less distributions  $1,300,000      $1,680,000        $274,518.06
            Option D    Face amount times
                        death benefit factor         $1,084,000      $1,680,000        $274,518.06
            -------------------------------------------------------------------------------------------

                      ---------------------------------------------------------
Changing your death    You can change your death benefit option after your
benefit option         fifth policy year. Here's how it works:

We will not change     . You can change the death benefit once in any policy
your death benefit       year.
option if it means     . You must send us your request in writing.
your policy will be    . You can only change to Option A or Option B.
treated as a           . The change will become effective on the first monthly
modified endowment       payment date after we receive your request. If we
contract, unless         receive your request on a monthly payment date, we'll
you've told us in        process it that day.
writing that this      . The face amount of your policy will change by the
would be acceptable      amount needed to make the death benefit under the new
to you. Modified         option equal the death benefit under the old option
endowment contracts      just before the change. We will not let you change
are discussed in         the death benefit if doing so means the face amount
Variable life            of your policy will become less than $100,000. We may
insurance and your       waive this minimum amount under certain
taxes.                   circumstances.
                       . Changing the death benefit option can also affect the
Net amount at risk       monthly cost of insurance charge since this charge
is the difference        varies with the net amount at risk.
between the death      . The new death benefit option will be used in all
benefit that would       future calculations.
be payable if both
people insured by
the policy died,
and the accumulated
value of your
policy.

                      ---------------------------------------------------------
Decreasing the face    You can decrease your policy's face amount starting on
amount                 the first policy anniversary as long as we approve it.
                       Here's how it works:
Decreasing the face
amount may affect      . You can decrease the face amount as long as at least
your policy's tax        one of the people insured by the policy is still
status. To ensure        living.
your policy            . You can only decrease the face amount once in any
continues to             policy year.
qualify as life        . You must send us your request in writing while your
insurance, we might      policy is in force.
be required to         . The decrease will become effective on the first
return part of your      monthly payment date after we receive your request.
premium payments to      If we receive your request on a monthly payment date,
you, or make             we'll process it that day.
distributions from     . Decreasing the face amount can affect the monthly
the accumulated          cost of insurance charge since this charge varies
value, which may be      with the net amount at risk.
taxable.               . We can refuse your request to make the face amount
                         less than $100,000. We can waive this minimum amount
We will not              in certain situations, such as group or sponsored
decrease the face        arrangements.
amount if it means
your policy will be    If you decrease your face amount in the first 10 years
treated as a           of the policy, we'll deduct a surrender charge from
modified endowment     your policy's accumulated value. Please turn to
contract, unless       Withdrawals, surrenders and loans for information about
you've told us in      how we calculate surrender charges.
writing that this
would be acceptable
to you.

For more
information, please
see Variable life
insurance and your
taxes.

                      ---------------------------------------------------------
Optional riders
                       There are six optional riders that provide extra
We offer other         benefits, some at additional cost. Not all riders are
variable life          available in every state, and some riders may only be
insurance policies     added when you apply for your policy.
which provide
insurance              . Last survivor added protection benefit
protection on the        Provides level or varying term insurance on the two
lives of two people      people insured by the policy.
or on the life of
one person. The        . Individual annual renewable term rider
loads and charges        Provides level or varying term insurance on either or
on these policies        both people insured by the policy.
may be different.
Combining a policy     . Enhanced policy split option rider
and a rider,             Available only to married couples, it splits the
however, may be          policy into two individual policies without evidence
more economical          of insurability under certain circumstances.
than adding another
policy. It may also    . Policy split option rider
be more economical       Splits the policy into two individual policies with
to provide an            evidence of insurability.
amount of insurance
coverage through a     . Accelerated living benefits rider
policy alone.            Gives the policy owner access to a portion of the
                         policy's death benefit if the last surviving person insured by the policy has been diagnosed with a terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states).

                       . Estate tax repeal rider

Ask your registered      Gives the policy owner a conditional right to return
representative for       the policy to us and receive its accumulated value
more information         less any outstanding loan amount, plus a refund of
about the riders         certain loads and charges.
available with the
policy, or about       Certain restrictions may apply and are described in the
other kinds of life    rider or benefit. We'll add any rider charges to the
insurance policies     monthly charge we deduct from your policy's accumulated
offered by Pacific     value.
Life.

There may be tax
consequences if you
exercise your
rights under the
Accelerated living
benefits rider, the
Estate tax repeal
rider, or either of
the two Policy
split option
riders. Please see
Variable life
insurance and your
taxes for more
information.

Samples of the
provisions for the
extra optional
benefits are
available from us
upon written
request.

HOW PREMIUMS WORK

                       Your policy gives you the flexibility to choose the amount and frequency of your premium payments.


The amount,            We usually set the amount of your first premium
frequency, and         payment. You can schedule the amount and frequency of
period of time over    remaining premium payments within certain limits. Each
which you make         premium payment must be at least $50.
premium payments
may affect whether     We deduct a premium load from each premium payment, and
your policy will be    then allocate your net premium to the investment
classified as a        options you've chosen. Depending on the performance of
modified endowment     your investment options, and on how many withdrawals,
contract, or no        loans or other policy features you've taken advantage
longer qualifies as    of, you may need to make additional premium payments to
life insurance for     keep your policy in force.
tax purposes. See
Variable life
insurance and your
taxes for more
information.

                      ---------------------------------------------------------
Your first premium     We usually require you to make a minimum initial
payment                premium payment that's equal to at least 25% of the sum
                       of your premium load and your policy's monthly charges for the first year.

                       The amount of the monthly charge and premium load are calculated based on your policy's face amount and the age, smoking status, gender (unless unisex cost of insurance rates apply), and risk classes of the people insured by your policy.

                       We describe premium load later in this section. You'll find an explanation of the monthly charge in Your policy's accumulated value.

                       If we do not receive the minimum initial premium payment within 20 days after we issue your policy, we can cancel the policy and refund any partial premium payment you've made. We may waive the 20 day requirement in some cases.

                      ---------------------------------------------------------
Planned periodic       You can schedule the amount and frequency of your
premium payments       premium payments. We refer to scheduled premium
                       payments as your planned periodic premium. Here's how
                       it works:
Even if you pay all
your premiums when     . On your application, you choose a fixed amount of at
they're scheduled,       least $50 for each premium payment.
your policy could
lapse if the           . You indicate whether you want to make premium
accumulated value,       payments annually, semi-annually, or quarterly. You
less any                 can also choose monthly payments using our monthly
outstanding loan         Uni-check plan, which is described below.
amount, is not
enough to pay your     . We send you a notice to remind you of your scheduled
monthly charges.         premium payment (except for monthly Uni-check
Turn to Your             payments, which are paid automatically). While you do
policy's                 not have to make the premium payments you've
accumulated value        scheduled, not making a premium payment may have an
for more                 impact on any financial objectives you may have set
information.             for your policy's accumulated value and death
                         benefit, and could cause your policy to lapse.

                       . We'll treat any payment you make during the life of
                         your policy as a premium, not as a loan repayment, unless you tell us otherwise.

                       Monthly Uni-check plan
                       Once you've made your first premium payment, you can make monthly premium payments using our Uni-check plan. Here's how it works:

                       . you authorize us to withdraw a specified amount from
                         your checking account each month

                       . you can choose any day between the 4th and 28th of
                         the month

                       . if you do not specify a day for us to make the
                         withdrawal, we'll withdraw the premium payment on your policy's monthly anniversary. If your policy's monthly anniversary falls on the 1st, 2nd or 3rd of the month, we'll withdraw the payment on the 4th of each month.

                      ---------------------------------------------------------
Deductions from        We deduct a premium load from each premium payment you
your premiums          make. The load is made up of three charges:

Your net premium is    Sales load
your premium           During the first 10 years of your policy, we deduct a
payment less the       5% sales load from each premium payment you make. The
premium load.          sales load is reduced to 3% after the 10th policy year.

                       This charge helps pay for the cost of distributing our policies and is guaranteed not to increase. If our sales and distribution expenses are more than the sales load, we can recover these expenses from other charges, such as the mortality and expense risk charge and the surrender charge, and from any mortality gains.

                       State and local tax charge
                       We deduct 2.35% from each premium payment to pay state and local premium and other taxes. The actual taxes we pay vary from state to state, and in some instances, among municipalities. This rate approximates the average rate we pay for all states. We do not expect to profit from this charge, and do not expect to change the rate unless the rate we pay increases.

                       Federal tax charge
                       We deduct 1.50% from each premium payment to pay federal taxes. We reserve the right to change this rate to respond to changes in law.

                      ---------------------------------------------------------
Allocating your        We generally allocate your net premiums to the
premiums               investment options you've chosen on your application on
                       the day we receive them. We currently limit your
There are special      allocations to 20 investment options at one time.
restrictions when
allocating premiums    When we allocate your first premium depends on the
to the Fixed LT        state where you signed your policy application. If you
account.               signed your application in a state that requires us to
                       return the premiums you've paid, we'll hold your net
Please turn to Your    premiums in the Money Market investment option until
investment options     the free look transfer date, and then transfer them to
for more               the investment options you've chosen.
information about
the investment
options.               If you signed your application in a state that requires
                       refunds to be based on accumulated value, we allocate net premiums to the investment options you've chosen on the day we receive them or your policy date, if later.

HOW PREMIUMS WORK

                      ---------------------------------------------------------
Limits on the          Federal tax law puts limits on the amount of premium
premium payments       payments you can make in relation to your policy's
you can make           death benefit. These limits apply in the following
                       situations:

Before you buy a      . If accepting the premium means your policy will no
policy, you can ask     longer qualify as life insurance for federal income
us or your              tax purposes.
registered
representative for     The total amount you can pay in premiums and still have
a personalized         your policy qualify as life insurance is your policy's
illustration that      guideline premium limit. The sum of the premiums paid,
will show you the      less any withdrawals, at any time cannot exceed the
guideline single       guideline premium limit, which is the greater of:
premium and
guideline level        . the guideline single premium or
annual premiums.       . the sum of the guideline level annual premiums.

                       Your policy's guideline single premium and guideline level annual premiums appear on your policy's specification pages.

                       We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your policy's guideline premium limit. If we find that you've exceeded your guideline premium limit, we may remove all or part of a premium you've paid from your policy as of the day we applied it, and return it to you. We'll adjust the death benefit retroactively to that date to reflect the reduction in premium payments.

You'll find a         . If applying the premium in that policy year means your
detailed discussion     policy will become a modified endowment contract.
of modified
endowment contracts    A life insurance policy will become a modified
in Variable life       endowment contract if the sum of premium payments made
insurance and your     during the first seven contract years, less a portion
taxes.                 of withdrawals, exceeds the seven-pay limit defined in
                       Section 7702A of the Internal Revenue Code.

                       Unless you've told us in writing that you want your policy to become a modified endowment contract, we'll remove all or part of the premium payment from your policy as of the day we applied it and return it to you. We'll also adjust the death benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 20 days before your policy anniversary, we'll hold it and apply it to your policy on the anniversary date.

                       In both of these situations, if we remove an excess premium from your policy, we'll return the premium amount to you no later than 60 days after the end of that policy year. We may adjust the amount for interest or for changes in accumulated value that relate to the amount of the excess premium payment we're returning to you.

                       If we do not return the premium amount to you within that time, we'll increase your policy's death benefit retroactively, to the day we applied the premium, and prospectively, so that it's always the amount necessary to ensure your policy qualifies as life insurance, or to prevent it from becoming a modified endowment contract. If we increase your death benefit, we'll adjust cost of insurance or rider charges retroactively and prospectively to reflect the increase.

Net amount at risk    . If applying the premium payment to your policy will
is the difference       increase the net amount at risk. This will happen if
between the death       your policy's death benefit is equal to the guideline
benefit that would      minimum death benefit or would be equal to it once we
be payable if both      applied your premium payment.
people insured by
the policy died and    We may choose to accept your premium payment in this
the accumulated        situation, but before we do so, we may require
value of your          satisfactory evidence of the insurability of the two
policy.                people insured by the policy.

                       We will not accept premium payments after the youngest person insured by the policy reaches age 100.

YOUR POLICY'S ACCUMULATED VALUE

Accumulated value      Accumulated value is the value of your policy on any
is used as the         business day.
basis for
determining policy     We use it to calculate how much money is available to
benefits and           you for loans and withdrawals, and how much you'll
charges.               receive if you surrender your policy. It also affects
                       the amount of the death benefit if you choose a death benefit option that's calculated using accumulated value.

                       The accumulated value of your policy is not guaranteed - it depends on the performance of the investment options you've chosen, the premium payments you've made, policy charges and how much you've borrowed or withdrawn from the policy.

                      ---------------------------------------------------------
Calculating your       Your policy's accumulated value is the total amount
policy's               allocated to the variable investment options and the
accumulated value      fixed options, plus the amount in the loan account.

                       We determine the value allocated to the variable investment options on any business day by multiplying the number of accumulation units for each variable investment option credited to your policy on that day, by the variable investment option's unit value at the end of that day. The process we use to calculate unit values for the variable investment options is described in Your investment options.

                      ---------------------------------------------------------
Monthly deductions     We deduct a monthly charge from your policy's
                       accumulated value in the investment options each
If there is not        monthly payment date.
enough accumulated
value to pay the       Unless you tell us otherwise, we deduct the monthly
monthly charge,        charge from the investment options that make up your
your policy could      policy's accumulated value, in proportion to the
lapse. The             accumulated value you have in each option. This charge
performance of the     is made up of three charges:
investment options
you choose, not        Cost of insurance
making planned         This charge is for providing you with life insurance
premium payments,      protection. Like other policy charges, we may profit
or taking out a        from the cost of insurance charge and may use these
loan all affect the    profits for any lawful purpose such as the payment of
accumulated value      distribution and administrative expenses.
of your policy.
                       There are maximum or guaranteed cost of insurance rates
You'll find a          associated with your policy. When the younger of the
discussion about       two people insured by your policy reaches age 100, the
when your policy       guaranteed cost of insurance rate is zero - in other
might lapse, and       words, you no longer pay any cost of insurance.
what you can do to
reinstate it, later    The guaranteed rates include the insurance risks
in this section.       associated with insuring two people. They are
                       calculated using 1980 Commissioners Standard Ordinary
                       Mortality Tables or the 1980 Commissioners Ordinary
                       Mortality Table B, which are used for unisex cost of insurance rates. The rates are also based on the ages, gender and risk classes of the people insured by the policy unless unisex rates are required.

                       Our current cost of insurance rates are based on the ages, risk classes and genders (unless unisex rates are required) of the two people insured by the policy. These rates generally increase as the ages of the two people increase, and they vary with the number of years the policy has been in force. Our current rates are lower than the guaranteed rates and they will not exceed the guaranteed rates in the future.

YOUR POLICY'S ACCUMULATED VALUE

                      ---------------------------------------------------------
                       How we calculate cost of insurance

                       We calculate cost of insurance by multiplying the current cost of insurance rate by a discounted net amount at risk at the beginning of each policy month.

                       Net amount at risk for the cost of insurance calculation is the difference between a discounted death benefit that would be payable if both people insured by the policy died, and the accumulated value of your policy. We calculate it in two steps:

                       . Step 1: we divide the death benefit that would be
                         payable at the beginning of the policy month by 1.00327374.

                       . Step 2: we subtract your policy's accumulated value
                         at the beginning of the policy month from the amount we calculated in step 1.

                       Administrative charge
                       We deduct a charge of $16 a month during the first five policy years to help cover the costs of administering and maintaining our policies. After five policy years, we reduce this charge to $6 a month. We guarantee that this charge will not increase. However, for policies issued in New Jersey, we guarantee that the administrative charge will never exceed $16 a month. When the younger of the two people insured by the policy reaches age 100, the administrative charge is zero - in other words, you no longer pay any administrative charge.

                       If you buy additional Pacific Select Estate Preserver III policies that insure the same two people, we will not deduct the administrative charge from the additional policies. Instead, we'll deduct $200 from each policy's first premium payment to help cover our processing costs.

                       Mortality and expense risk charge
                       Mortality risk is the chance that the people insured by policies we've issued do not live as long as expected. This means the cost of insurance charges specified in the policies may not be enough to pay out actual claims.

                       Expense risk is the chance that our actual administrative and operating expenses are more than expenses we expected.

                       The mortality and expense risk charge helps compensate us for these risks. It has two components, which are described in the box on the following page. We guarantee this charge will not increase.

                       Charges for optional riders
                       If you add any riders to your policy, we add any charges for them to your monthly charge.

                      ---------------------------------------------------------
An example
                       How we calculate the mortality and expense risk charge

For a policy with:     The mortality and expense risk charge has two
 . a joint equal age    components: a face amount component and an accumulated
  of 50                value component.
 . a face amount of
  $100,000             . Face amount component We deduct a face amount
 . accumulated value      component every month during the first 10 policy
  of $60,000 after       years, at a rate that is based on the joint equal age
  deducting any          on the policy date and each $1,000 of the initial
  outstanding loan       face amount of your policy. The rates for the face
  amount.                amount component are shown in Appendix B. Joint equal
                         age is a calculation that combines the ages and
The monthly charge       insurance risks of the two people insured by the
for the face amount      policy, and is explained in Appendix A.
component is $14.50
(($100,000 / 1,000)    . Accumulated value component We deduct an accumulated
X 0.145).                value component every month during the first 20
                         policy years at an annual rate of 0.30% (0.025%
The monthly charge       monthly) of your policy's accumulated value in the
for the accumulated      investment options. During policy years 21 and
value component is       thereafter, we reduce the annual rate to 0.10%
$15 ($60,000 X           (0.008333% monthly) of the accumulated value. For the
0.025%). The charge      purposes of this charge, the amount of accumulated
in policy year 21        value is calculated on the monthly payment date after
(and thereafter)         we deduct the cost of insurance and charges for any
would be $5              optional riders.
($60,000 X
 .008333%) if the
policy's
accumulated value
was $60,000.

                      ---------------------------------------------------------
Lapsing and            Your policy will lapse if there is not enough
reinstatement          accumulated value, after subtracting any outstanding
                       loan amount, to cover the monthly charge on the day we make the deduction. Your policy's accumulated value is affected by the following:

                       . loans or withdrawals you make from your policy . not making planned premium payments
                       . the performance of your investment options
                       . charges under the policy.

                       There is no guarantee that your policy will not lapse even if you pay your planned periodic premium.

                       If there is not enough accumulated value to pay the total monthly charge, we deduct the amount that's available and send you, and anyone you've assigned your policy to, a notice telling you the minimum amount you have to pay to keep your policy in force. This minimum amount is equal to three times the monthly charge that was due on the monthly payment date when there was not enough accumulated value to pay the charge.

                       We'll give you a grace period of 61 days from when we send the notice to pay the required premium. Your policy will remain in force during the grace period.

                       If you do not make the minimum payment
                       If we do not receive your payment within the grace period, your policy will lapse with no value. This means we'll end your life insurance coverage.

YOUR POLICY'S ACCUMULATED VALUE

                       If you make the minimum payment
                       If we receive your payment within the grace period, we'll allocate your net premium to the investment options you've chosen and deduct the monthly charge from your investment options in proportion to the accumulated value you have in each option.

Remember to tell us    If your policy is in danger of lapsing and you have an
if a payment is a      outstanding loan amount, you may find that making the
premium payment or     minimum payment would cause the total premiums paid to
a loan repayment.      exceed the maximum amount for your policy's face amount
                       under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your policy from lapsing, you'll have to repay a portion of your outstanding loan amount.

                       How to avoid future lapsing
                       To stop your policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a loan, you may want to repay a portion if it.

                       Paying death benefit proceeds during the grace period If the last surviving person insured by the policy dies during the grace period, we'll pay death benefit proceeds to your beneficiary. We'll reduce the payment by any unpaid monthly charges and any outstanding loan amount.

                       Reinstating a lapsed policy
                       If your policy lapses, you have five years from the end of the grace period to apply for a reinstatement. We'll reinstate it if you send us the following:

                       . a written application

                       . evidence satisfactory to us that the two people
                         insured by the policy are still insurable

                       . a premium payment sufficient to keep your policy in
                         force for three months after the day your policy is reinstated

                       . payment of all unpaid monthly charges that were due
                         in the grace period.

                       We'll reinstate your policy as of the first monthly payment date on or after the day we approve the reinstatement. When we reinstate your policy, its accumulated value will be the same as it was on the day your policy lapsed. We'll allocate it according to your most recent premium allocation instructions.

                       Reinstating a lapsed policy with an outstanding loan amount
                       If you had an outstanding loan amount when your policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your policy. There are special rules that apply to reinstating a policy with an outstanding loan amount:

                       . If we reinstate your policy on the first monthly
                         payment date that immediately follows the lapse, we'll also reinstate the loan amount that was outstanding the day your policy lapsed.

                       . If we reinstate your policy on any monthly payment
                         date other than the monthly payment date that immediately follows the lapse, we'll deduct the outstanding loan amount from your policy's accumulated value. This means you will no longer have an outstanding loan amount when your policy is reinstated.

YOUR INVESTMENT OPTIONS

                       This section tells you about the investment options available under your policy and how they work.

                       We put your premium payments in our general and
You can change your    separate accounts. We own the assets in our accounts
premium allocation     and allocate your premiums, less any charges, to the
instructions by        investment options you've chosen. Amounts allocated to
writing or sending     the fixed options are held in our general account.
a fax. If we have      Amounts allocated to the variable investment options
your completed         are held in our separate account.
telephone and
electronic             You choose your initial investment options on your
authorization form     application. If you choose more than one investment
on file, you can       option, you must tell us the dollar amount or
call us at 1-800-      percentage you want to allocate to each option. You can
800-7681 or submit     change your premium allocation instructions at any
a request              time.
electronically
through your           The investment options you choose, and how they
appointed agent. Or    perform, will affect your policy's accumulated value
you can ask your       and may affect the death benefit. Please review the
registered             investment options carefully and ask your registered
representative to      representative to help you choose the right ones for
contact us.            your goals and tolerance for risk. Make sure you
                       understand any costs you may pay directly and
You'll find            indirectly on your investment options because they will
information about      affect the value of your policy.
when we allocate
net premiums to
your investment
options in How
premiums work.

Your policy's
accumulated value
may be allocated to
up to 20 investment
options at any one
time.

                      ---------------------------------------------------------
Variable investment
options                You can choose from 31 variable investment options.
                       Each variable investment option is set up as a variable
Variable investment    account under our separate account and invests in a
options are also       corresponding portfolio of the Pacific Select Fund.
known as variable      Each portfolio invests in different securities and has
accounts. These        its own investment goals, strategies and risks. The
variable accounts      value of each portfolio will fluctuate with the value
are divisions of       of the investments it holds, and returns are not
our separate           guaranteed. Your policy's accumulated value will
account. We bear       fluctuate depending on the investment options you've
the direct             chosen. You bear the investment risk of any variable
operating expenses     investment options you choose.
of our separate
account. For more      The following chart is a summary of the Pacific Select
information about      Fund portfolios. You'll find detailed descriptions of
how these accounts     the portfolios in the Pacific Select Fund prospectus
work, see              that accompanies this prospectus. There's no guarantee
About Pacific Life.    that a portfolio will achieve its investment objective.
                       You should read the fund prospectus carefully before investing.
We're the
investment adviser
for the Pacific
Select Fund. We
oversee the
management of all
the fund's
portfolios, and
manage two of the
portfolios
directly. We've
retained other
portfolio managers
to manage the other
portfolios.

YOUR INVESTMENT OPTIONS


PORTFOLIO                INVESTMENT GOAL           THE PORTFOLIO'S                        PORTFOLIO
                                                   MAIN INVESTMENTS                       MANAGER

Blue Chip                Long-term growth of       Equity securities of "blue chip"       A I M Capital
                         capital. Current income   companies--typically large companies   Management, Inc.
                         is of secondary           that are well established in their
                         importance.               respective industries.


Aggressive Growth        Long-term growth of       Equity securities of small- and        A I M Capital
                         capital.                  medium-sized growth companies.         Management, Inc.



Aggressive Equity        Capital appreciation.     Equity securities of small emerging-   Alliance Capital
                                                   growth companies and medium-sized      Management L.P.
                                                   companies.



Emerging Markets         Long-term growth of       Equity securities of companies that    Alliance Capital
                         capital.                  are located in countries generally     Management L.P.
                                                   regarded as "emerging market"
                                                   countries.



Diversified Research     Long-term growth of       Equity securities of U.S. companies    Capital Guardian
                         capital.                  and securities whose principal markets Trust Company
                                                   are in the U.S.



Small-Cap Equity         Long-term growth of       Equity securities of smaller and       Capital Guardian
                         capital.                  medium-sized companies.                Trust Company




International Large-Cap  Long-term growth of       Equity securities of non-U.S.          Capital Guardian
                         capital.                  companies and securities whose         Trust Company
                                                   principal markets are outside of the
                                                   U.S.


Equity                   Capital appreciation.     Equity securities of large U.S.        Goldman Sachs
                         Current income is of      growth-oriented companies.             Asset Management
                         secondary importance.



I-Net Tollkeeper         Long-term growth of       Equity securities of companies which   Goldman Sachs
                         capital.                  use, support, or relate directly or    Asset Management
                                                   indirectly to use of the Internet.
                                                   Such companies include those in the
                                                   media, telecommunications, and
                                                   technology sectors.

Financial Services       Long-term growth of       Equity securities in the financial     INVESCO
                         capital.                  services sector. Such companies        Funds Group, Inc.
                                                   include banks, insurance companies,
                                                   brokerage firms and other finance-
                                                   related firms.


Health Sciences          Long-term growth of       Equity securities in the health        INVESCO
                         capital.                  sciences sector. Such companies        Funds Group, Inc.
                                                   include medical equipment or supplies,
                                                   pharmaceuticals, health care
                                                   facilities and other health sciences-
                                                   related firms.

Technology               Long-term growth of       Equity securities in the technology    INVESCO
                         capital.                  sector. Such companies include         Funds Group, Inc.
                                                   biotechnology, communications,
                                                   computers, electronics, Internet
                                                   telecommunications, networking,
                                                   robotics, video and other technology-
                                                   related firms.

Telecommunications       Long-term growth of       Equity securities in the               INVESCO
                         capital. Current income   telecommunications sector. Such as     Funds Group, Inc.
                         is of secondary           companies that offer telephone
                         importance.               service, wireless communications,
                                                   satellite communications, television
                                                   and movie programming, broadcasting
                                                   and Internet access.

Multi-Strategy           High total return.        A mix of equity and fixed income       J.P. Morgan
                                                   securities.                            Investment
                                                                                          Management Inc.



Equity Income            Long-term growth of       Equity securities of large and medium- J.P. Morgan
                         capital and income.       sized dividend-paying U.S. companies.  Investment
                                                                                          Management Inc.



Strategic Value          Long-term growth of       Equity securities with the potential   Janus Capital
                         capital.                  for long-term growth of capital.       Corporation

PORTFOLIO               INVESTMENT GOAL           THE PORTFOLIO'S                        PORTFOLIO
                                                  MAIN INVESTMENTS                       MANAGER

Growth LT               Long-term growth of       Equity securities of a large number of Janus Capital
                        capital consistent with   companies of any size.                 Corporation
                        the preservation of
                        capital.


Focused 30              Long-term growth of       Equity securities selected for their   Janus Capital
                        capital.                  growth potential.                      Corporation



Mid-Cap Value           Capital appreciation.     Equity securities of medium-sized U.S. Lazard Asset
                                                  companies believed to be undervalued.  Management



International Value     Long-term capital         Equity securities of companies of any  Lazard Asset
                        appreciation primarily    size located in developed countries    Management
                        through investment in     outside of the U.S.
                        equity securities of
                        corporations domiciled in
                        countries other than the
                        U.S.

Capital Opportunities   Long-term growth of       Equity securities with the potential   MFS Investment
                        capital.                  for long-term growth of capital.       Management



Mid-Cap Growth          Long-term growth of       Equity securities of medium-sized      MFS Investment
                        capital.                  companies believed to have above-      Management
                                                  average growth potential.



Global Growth           Long-term growth of       Equity securities of any size located  MFS Investment
                        capital.                  within and outside of the U.S.         Management



Equity Index            Investment results that   Equity securities of companies that    Mercury Advisors
                        correspond to the total   are included in the Standard & Poor's
                        return of common stocks   500 Composite Stock Price Index.
                        publicly traded in the
                        U.S.

Small-Cap Index         Investment results that   Equity securities of companies that    Mercury Advisors
                        correspond to the total   are included in the Russell 2000 Small
                        return of an index of     Stock Index.
                        small capitalization
                        companies.


REIT                    Current income and long-  Equity securities of U.S. and non-U.S. Morgan Stanley
                        term capital              companies principally engaged in the   Asset Management
                        appreciation.             U.S. real estate industry.



Inflation Managed       Maximize total return     Inflation-indexed bonds of varying     Pacific
 (formerly called       consistent with prudent   maturities issued by the U.S. and non  Investment
 Government Securities) investment management.    U.S. governments, their agencies and   Management
                                                  government sponsored enterprises, and  Company
                                                  corporations, forward contracts and
                                                  derivative instruments relating to
                                                  such securities.

Managed Bond            Maximize total return     Medium and high-quality fixed income   Pacific
                        consistent with prudent   securities with varying terms to       Investment
                        investment management.    maturity.                              Management
                                                                                         Company


Money Market            Current income consistent Highest quality money market           Pacific Life
                        with preservation of      instruments believed to have limited
                        capital.                  credit risk.



High Yield Bond         High level of current     Fixed income securities with lower and Pacific Life
                        income.                   medium-quality credit ratings and
                                                  intermediate to long terms to
                                                  maturity.



Large-Cap Value         Long-term growth of       Equity securities of large U.S.        Salomon Brothers
                        capital. Current income   companies.                             Asset Management
                        is of secondary                                                  Inc
                        importance.

YOUR INVESTMENT OPTIONS

An example
                       Calculating unit values
You ask us to          When you choose a variable investment option, we credit
allocate $6,000 to     your policy with accumulation units. The number of
the Government         units we credit equals the amount we've allocated
Securities             divided by the unit value of the variable account.
investment option      Similarly, the number of accumulation units in your
on a business day.     policy will be reduced when you make a transfer,
At the end of that     withdrawal or loan from a variable investment option,
day, the unit value    and when your monthly charges are deducted.
of the variable
account is $15.        The value of an accumulation unit is the basis for all
We'll credit your      financial transactions relating to the variable
policy with 400        investment options. We calculate the unit value for
units ($6,000          each variable account once every business day, usually
divided by $15).       at or about 4:00 p.m. Eastern time.

The value of an        Generally, for any transaction, we'll use the next unit
accumulation unit      value calculated after we receive your written request.
is not the same as     If we receive your written request before 4:00 p.m.
the value of a         Eastern time, we'll use the unit value calculated as of
share in the           the end of that business day. If we receive your
underlying             request on or after 4:00 p.m. Eastern time, we'll use
portfolio.             the unit value calculated as of the end of the next
                       business day.
For information
about timing of        If a scheduled transaction falls on a day that is not a
transactions, see      business day, we'll process it as of the end of the
Pacific Select         next business day. For your monthly charge, we'll use
Estate Preserver       the unit value calculated on your monthly payment date.
III basics.            If your monthly payment date does not fall on a
                       business day, we'll use the unit value calculated as of the end of the next business day.

                       The unit value calculation is based on the following:

                       . the investment performance of the underlying
                         portfolio
                       . any dividends or distributions paid by the underlying
                         portfolio
                       . any charges for any taxes that are, or may become,
                         associated with the operation of the variable account.

                       The unit value of a variable account will change with the value of its corresponding Pacific Select Fund portfolio. Changes in the unit value of a variable account will not change the number of accumulation units credited to your policy.

                       A look at performance
                       Performance information may appear in advertisements, sales literature, or reports to policy owners or prospective buyers.

                       Information about the performance of any variable account of the separate account reflects only the performance of a hypothetical policy. The calculations are based on allocating the hypothetical policy's accumulated value to the variable account during a particular time period.

                       Performance information is no guarantee of how a variable account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the fund in which the variable account invests, and the market conditions during the period of time that's shown.

                       We may show performance information in any way that's allowed under the law that applies to it. This may include presenting a change in accumulated value due to the performance of one or more variable accounts, or as a change in a policy owner's death benefit.

                       We may show performance as a change in accumulated value over time or in terms of the average annual compounded rate of return on accumulated value. This would be based on allocating premium payments for a hypothetical policy to a particular variable account over certain periods of time, including one year, or from the day the variable account started operating. If a portfolio has existed for longer than its corresponding variable account, we may also show the hypothetical returns that the variable account would have achieved had it invested in the portfolio from the day the portfolio started operating.

                       Performance may reflect the deduction of all policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different death benefit options will result in different expenses for the cost of insurance, and the varying expenses will result in different accumulated values.

                       Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the policy is surrendered and do not reflect any deduction of the surrender charge.

                       In our advertisements, sales literature and reports to policy owners, we may compare performance information for a variable account to:

                       . other variable life separate accounts, mutual funds,
                         or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria
                       . the Consumer Price Index, to assess the real rate of
                         return from buying a policy by taking inflation into consideration.

                       Reports and promotional literature may also contain our rating or a rating of our claims-paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

You'll find more       Fees and expenses paid by the Pacific Select Fund
about Pacific          The Pacific Select Fund pays advisory fees and other
Select Fund fees       expenses. These are deducted from the assets of the
and expenses in An     fund's portfolios and may vary from year to year. They
overview of Pacific    are not fixed and are not part of the terms of your
Select Estate          policy. If you choose a variable investment option,
Preserver III.         these fees and expenses affect you indirectly because
                       they reduce portfolio returns. The fund is governed by its own Board of Trustees.

YOUR INVESTMENT OPTIONS

                      ---------------------------------------------------------
Fixed options
                       You can also choose from two fixed options: the Fixed
The fixed options      account and the Fixed LT account. The fixed options
are not securities,    provide a guaranteed minimum annual rate of interest.
so they do not fall    The amounts allocated to the fixed options are held in
under any              our general account.
securities act. For
this reason, the       Here are some things you need to know about the fixed
SEC has not            options:
reviewed the
disclosure in this     . Accumulated value allocated to the fixed options earn
prospectus about         interest on a daily basis, using a 365-day year. Our
these options.           minimum annual interest rate is 4%.
However, other         . We may offer a higher annual interest rate on the
federal securities       fixed options. If we do, we'll guarantee the higher
laws may apply to        rate for one year.
the accuracy and       . There are no investment risks or direct charges.
completeness of the    . There are limitations on when and how much you can
disclosure about         transfer from the fixed options. These limitations
these options. For       are described below in Transferring among investment
more information         options.
about the general      . We may limit the total amount you allocate to the
account, see About       Fixed LT account for all Pacific Life policies you
Pacific Life.            own to $1,000,000 in any 12-month period, and
                         transfer any amount over $1,000,000 to your other investment options according to your most recent instructions. We may increase the $1,000,000 limit at any time at our sole discretion. You should contact us to find out if a higher limit is in effect.

                      ---------------------------------------------------------
Transferring among
investment options     You can transfer among your investment options any time
                       during the life of your policy without triggering any
If your state          current income tax. You can make transfers by writing
requires us to         to us, by making a telephone or electronic transfer, or
refund your            by signing up for one of our automatic transfer
premiums when you      programs. You'll find more information about making
exercise your right    telephone and electronic transfers in Pacific Select
to cancel, you can     Estate Preserver III basics.
make transfers and
use transfer
programs only after    Transfers will normally be effective as of the end of
the free look          the business day we receive your written, telephone or
transfer date. For     electronic request.
more information,
please see Pacific     Here are some things you need to know about making
Select Estate          transfers:
Preserver III
basics.                . Your policy's accumulated value may be invested in up
                         to 20 investment options at one time.
                       . If you're making transfers between variable
                         investment options, there is no minimum amount
If you live in           required and you can make as many transfers as you
Connecticut,             like.
Georgia, Maryland,     . You can make transfers from the variable investment
North Carolina,          options to the fixed options only in the policy month
North Dakota, or         right before each policy anniversary.
Pennsylvania, you      . You can only make one transfer from each fixed option
can make a transfer      in any 12-month period, except if you've signed up
to the fixed             for the first year transfer program.
options any time       . You can only transfer up to the greater of $5,000 or
during the first 18      25% of your policy's accumulated value in the Fixed
months of your           account in any 12-month period.
policy.                . You can only transfer up to the greater of $5,000 or
                         10% of your policy's accumulated value in the Fixed
You'll find more         LT account in any 12-month period.
about the first        . Currently, there is no charge for making a transfer
year transfer            but we may charge you in the future.
program later in       . There is no minimum required value for the investment
this section.            option you're transferring to or from.
                       . You cannot make a transfer if your policy is in the
                         grace period and is in danger of lapsing.
                       . We can restrict or suspend transfers.
                       . We may choose to impose limits on transfer amounts,
                         the value of the investment options you're transferring to or from, or the number and frequency of transfers you can make.

                      ---------------------------------------------------------
Transfer programs      We offer three programs that allow you to make
                       automatic transfers of accumulated value from one investment option to another. Under the dollar cost averaging and portfolio rebalancing programs, you can transfer among the variable investment options. Under the first year transfer program, you can make transfers from the Fixed account to the Fixed LT account and the variable investment options.

Since the value of     Dollar cost averaging program
accumulation units     Our dollar cost averaging program allows you to make
can change, more       scheduled transfers of $50 or more between variable
units are credited     investment options. It does not allow you to make
for a scheduled        transfers to or from either of the fixed options.
transfer when unit     Here's how the program works:
values are lower,
and fewer units
when unit values       . You need to complete a request form to enroll in the
are higher. This         program. You may enroll by telephone or
allows you to            electronically if you have a completed telephone and
average the cost of      electronic authorization form on file.
investments over       . You must have at least $5,000 in a variable
time. Investing          investment option to start the program.
this way does not      . We'll automatically transfer accumulated value from
guarantee profits        one variable investment option to one or more of the
or prevent losses.       other variable investment options you've selected.
                       . We'll process transfers as of the end of the business
                         day on your policy's monthly, quarterly, semi-annual or annual anniversary, depending on the interval you've chosen. We will not make the first transfer until after the free look transfer date in states that require us to return your premiums if you exercise your right to cancel your policy.
                       . We will not charge you for the dollar cost averaging
                         program or for transfers made under this program, even if we decide to charge you in the future for transfers outside of the program, except if we have to by law.
                       . We have the right to discontinue, modify or suspend
                         the program at any time.

                       We'll keep making transfers at the intervals you've chosen until one of the following happens:
                       . the total amount you've asked us to transfer has been
                         transferred
                       . there is no more accumulated value in the investment
                         option you're transferring from
                       . your policy enters the grace period and is in danger
                         of lapsing
                       . you tell us in writing to cancel the program
                       . we discontinue the program.

Because the            Portfolio rebalancing program
portfolio              As the value of the underlying portfolios changes, the
rebalancing program    value of the allocations to the variable investment
matches your           options will also change. The portfolio rebalancing
original percentage    program automatically transfers your policy's
allocations, we may    accumulated value among the variable investment options
transfer money from    according to your original percentage allocations.
an investment
option with            Here's how the program works:
relatively higher
returns to one with
relatively lower       . You enroll in the program by sending us a written
returns. signed request or a completed automatic rebalancing form. You may enroll by telephone or electronically if you have a completed telephone and electronic authorization form on file.
                       . Your first rebalancing will take place on the monthly
                         payment date you choose. You choose whether we should make transfers quarterly, semi-annually or annually, based on your policy date.
                       . If you cancel this program, you must wait 30 days to
                         begin it again.
                       . You cannot use this program if you're already using
                         the dollar cost averaging program.
                       . We do not currently charge for the portfolio
                         rebalancing program or for transfers made under this program.
                       . We can discontinue, modify or suspend the program at
                         any time.

YOUR INVESTMENT OPTIONS

This program allows    First year transfer program
you to average the     Our first year transfer program allows you to make
cost of investments    monthly transfers during the first policy year from the
over your first        Fixed account to the variable investment options or the
policy year.           Fixed LT account. It does not allow you to transfer
Investing this way     among variable investment options.
does not guarantee
profits or prevent     Here's how the program works:
losses.
                       . You enroll in the program when you apply for your
                         policy.
                       . You choose a regular amount to be transferred every
                         month for 12 months.
                       . We make the first transfer on the day we allocate
                         your first net premium to the investment options you've chosen. Each transfer will be made on the same day every month.
                       . If you sign up for this program, we'll waive the
                         usual transfer limit for the Fixed account during the first policy year.
                       . If we make the last transfer during the second policy
                         year, we will not count it toward the usual one transfer per year limit for the Fixed account.
                       . If the accumulated value in the Fixed account is less
                         than the amount to be transferred, we'll transfer the balance and then cancel the program.
                       . If there is accumulated value remaining in the Fixed
                         account at the end of the program, our usual rules for the Fixed account will apply.
                       . We do not currently charge for the first year
                         transfer program or for transfers made under this program.

WITHDRAWALS, SURRENDERS AND LOANS

                       You can take out all or part of your policy's
Making a               accumulated value while your policy is in force by
withdrawal, taking     making withdrawals or surrendering your policy. You can
out a loan or          take out a loan from us using your policy as security.
surrendering your      You can also use your policy's loan and withdrawal
policy can change      features to supplement your income, for example, during
your policy's tax      retirement.
status, generate
taxable income, or
make your policy
more susceptible to
lapsing. Be sure to
plan carefully
before using these
policy benefits.

If you withdraw a
larger amount than
you've paid into
your policy, your
withdrawal may be
considered taxable
income.

For more
information, see
Variable life
insurance and your
taxes.
                      ---------------------------------------------------------

Making withdrawals     You can withdraw part of your policy's net cash
                       surrender value starting on your policy's first
You can choose to      anniversary. Here's how it works:
receive your
withdrawal in a        . You must send us a written request that's signed by
lump sum or use it       all owners.
to buy an income       . Each withdrawal must be at least $500, and the net
benefit. Please see      cash surrender value of your policy after the
the discussion           withdrawal must be at least $500.
about income           . If your policy has an outstanding loan amount, the
benefits in General      maximum withdrawal you can take is the amount, if
information about        any, by which the cash surrender value just before
your policy.             the withdrawal, exceeds the outstanding loan amount
                         divided by 90%.
We will not accept     . We'll charge you $25 for each withdrawal you make.
your request to        . If you do not tell us which investment options to
make a withdrawal        take the withdrawal from, we'll deduct the withdrawal
if it will cause         and the withdrawal charge from all of your investment
your policy to           options in proportion to the accumulated value you
become a modified        have in each option.
endowment contract,    . The accumulated value, cash surrender value and net
unless you've told       cash surrender value of your policy will be reduced
us in writing that       by the amount of each withdrawal.
you want your          . If the last surviving person insured under the policy
policy to become a       dies after you've sent a withdrawal request to us,
modified endowment       but before we've made the withdrawal, we'll deduct
contract.                the amount of the withdrawal from any death benefit
                         proceeds owing.

                       How withdrawals affect your policy's death benefit Making a withdrawal will affect your policy's death benefit in the following ways:

                       . if your policy's death benefit does not equal the
                         guideline minimum death benefit, the death benefit will decrease by the amount of your withdrawal.
                       . if your policy's death benefit equals the guideline
                         minimum death benefit, the death benefit may decrease by more than the amount of your withdrawal.

                       How withdrawals affect your policy's face amount
                       If you've chosen death benefit Option B or Option C, making a withdrawal does not reduce your policy's face amount.

                       If you've chosen death benefit Option A or Option D, a withdrawal may reduce your face amount. You can make one withdrawal during each of the first 15 policy years of $10,000 or 10% of your policy's cash surrender value, whichever is less, without reducing your policy's face amount. If you withdraw a larger amount, or make additional withdrawals, the face amount will be reduced by the amount if any, by which the face amount exceeds the death benefit immediately before the withdrawal, minus the amount of the withdrawal.

WITHDRAWALS, SURRENDERS AND LOANS
                      ---------------------------------------------------------
Taking out a loan

The amount in the      You can borrow money from us any time while your policy
loan account, plus     is in force either by sending us a request in writing,
any interest you       over the telephone or electronically. You'll find more
owe, is referred to    information about requesting a loan by telephone or
throughout this        electronically in Pacific Select Estate Preserver III
prospectus as your     basics.
outstanding loan
amount. Your policy    When you borrow money from us, we use your policy's
refers to this         accumulated value as security. You pay interest on the
amount as policy       amount you borrow. The accumulated value set aside to
debt.                  secure your loan also earns interest. Here's how it
                       works:

Taking out a loan      . To secure the loan, we transfer an amount equal to
will affect the          the amount you're borrowing from your accumulated
growth of your           value in the investment options to the loan account.
policy's                 We'll transfer this amount from your investment
accumulated value,       options in proportion to the accumulated value you
and may affect the       have in each option, unless you tell us otherwise.
death benefit.         . Interest owing on the amount you've borrowed accrues
                         daily at an annual rate of 4.5% during the first 10 years of the loan. Starting in the 11th year of the loan, interest accrues at an annual rate of 4.25%.
                       . Interest that has accrued during the policy year is
                         due on your policy anniversary. If you do not pay the interest when it's due, we'll add it to the amount of your loan and begin accruing interest on it from the day it was due. We'll also transfer an amount equal to the interest that was due, from your policy's accumulated value to the loan account. We'll transfer this amount from your investment options in proportion to the accumulated value you have in each option, unless you tell us otherwise.
                       . The amount in the loan account earns interest daily
                         at an annual rate of 4.0%. On your policy anniversary, we transfer the interest that's been credited to the loan account proportionately to your investment options according to your most recent allocation instructions.

                       How much you can borrow
                       The minimum amount you can borrow is $500, unless there
                       are other restrictions in your state. You can borrow up
An example             to the larger of the following amounts:

For a policy in        . 100% of the accumulated value in the fixed options,
policy year 13           plus 90% of the accumulated value in the variable
with:                    investment options, less any surrender charges that
 . accumulated value      would apply if you surrendered your policy on the day
  of $100,000            you took out the loan.
 . a most recent
  monthly charge of    . the result of a x (b / c) - d, where:
  $100

 . an outstanding         a = the accumulated value of your policy less any
  loan amount of             surrender charges that would have applied if you
  $50,000                    surrendered your policy on the day you took out
                             the loan, and less 12 times the most recent
The maximum amount           monthly charge
you can borrow is        b = 1.04
$48,327.24               c = 1.045 during the first 10 policy years, and
(($100,000 -                 1.0425 during policy year 11 and thereafter
$1,200) X (1.04 /        d = any outstanding loan amount.
1.0425)- $50,000)
                       Paying off your loan
If you live in         You can pay off all or part of the loan any time while
Connecticut, the       your policy is in force. Unless you tell us otherwise,
minimum amount you     we'll transfer any loan payments you make
can borrow is $200.    proportionately to your investment options according to
If you live in         your most recent allocation instructions.
Oregon, the minimum
amount is $250.        While you have an outstanding loan, we'll treat any
                       money you send us as a premium payment unless you tell us in writing that it's a loan repayment.

                       What happens if you do not pay off your loan
                       If you do not pay off your loan, we'll deduct the
Your outstanding       amount in the loan account, including any interest you
loan amount could      owe, from one of the following:
result in taxable
income if you          . the death benefit proceeds before we pay them to your
surrender your           beneficiary
policy, if your        . the cash surrender value if you surrender your policy
policy lapses, or      . the amount we refund if you exercise your right to
if your policy is a      cancel.
modified endowment
contract. You          Taking out a loan, whether or not you repay it, will
should talk to your    have a permanent effect on the value of your policy.
tax advisor before     For example, while your policy's accumulated value is
taking out a loan      held in the loan account, it will miss out on the
under your policy.     potential earnings available through the variable
For more               investment options. The amount of interest you earn on
information, please    the loan account may be less than the amount of
turn to Taking out     interest you would have earned from the fixed options.
a loan in Variable     These could lower your policy's accumulated value,
life insurance and     which could reduce the amount of the death benefit.
your taxes.
                       When a loan is outstanding, the amount in the loan account is not available to help pay for any policy charges. If, after deducting your outstanding loan amount, there is not enough accumulated value in your policy to cover the policy charges, your policy could lapse. You may need to make additional premium payments or loan repayments to prevent your policy from lapsing.

                      ---------------------------------------------------------
Ways to use your       You can use your policy's loan and withdrawal features
policy's loan and      to supplement your income, for example, during
withdrawal features    retirement.

If you're              Using your policy to supplement your income does not
interested in using    change your rights or our obligations under the policy.
your life insurance    The terms for loans and withdrawals described in this
policy to              prospectus remain the same.
supplement your
retirement income,     Here are some things you should consider when setting
please contact us      up an income stream:
for more
information.           . the rate of return you expect to earn on your
                         investment options
We can provide you     . how long you would like to receive regular income
with illustrations     . the amount of accumulated value you want to maintain
that give you            in your policy.
examples of how
this could affect      Understanding the risks
the accumulated        Setting up an income stream may not be suitable for all
value, net cash        policy owners. It's important to understand the risks
surrender value and    that are involved in using your policy's loan and
death benefit of       withdrawal features.
your policy based
on different           You must always leave enough accumulated value in your
hypothetical gross     policy to help ensure your policy will continue to
rates of return. We    qualify as life insurance and will not lapse. Your
will not use a         policy will lapse if there is not enough accumulated
higher rate than       value, after subtracting any outstanding loan amount,
12%, and will          to cover the monthly charge on the day we make the
always compare it      deduction and the grace period expires. If your policy
with a rate of 0%      lapses, we'll end your life insurance coverage.
based on guaranteed
insurance costs.       There are also charges associated with reinstating a
                       lapsed policy.
The hypothetical
rates of return are    You should consult with your financial adviser and
not illustrative of    carefully consider how much you can withdraw and borrow
past or future         from your policy each year to set up your income
results. Policy        stream.
values and benefits
would be different     Remember that the performance of your investment
if:                    options also affects your policy's accumulated value.
                       Poor performance can increase the danger of your policy
 . the gross annual     lapsing. And as the cost of insurance generally
  rates of return      increases with the ages of the persons insured by the
  are different        policy, this can also reduce the accumulated value.
  from the
  hypothetical
  rates
 . premiums were not
  paid as
  illustrated
 . loan interest was
  paid when due.

WITHDRAWALS, SURRENDERS AND LOANS

You can also ask       In addition, you should carefully review the policy
for accompanying       statements we send you. Your statements will allow you
charts and graphs      to monitor your policy's accumulated value, less your
that compare           outstanding loan amount, to ensure your policy can
results from           continue to support the income stream you have chosen.
various retirement
strategies.            If your policy lapses, or you surrender your policy
                       after you have taken out a loan, you could face
You can ask your       significant income tax liability in the year of the
registered             lapse or surrender. Any outstanding loan amount will
representative for     automatically be repaid when your policy lapses or you
illustrations          surrender your policy. You could be taxed to the extent
showing how policy     that the net surrender value plus the outstanding loan
charges may affect     amount repaid exceeds the cost basis of your policy.
existing
accumulated value
and how future         Interest on a loan is due to us on each policy
withdrawals and        anniversary. If we do not receive the interest when
loans may affect       due, we'll add it to the outstanding loan amount and
the accumulated        begin accruing interest from the day it was due. This
value and death        has a compounding effect and can add to your income tax
benefit.               liability.

                       If both persons insured by the policy die, we'll deduct
Tax issues are         any outstanding loan amount from the death benefit.
described in detail    This means the death benefit proceeds will be less than
in Variable            the death benefit and may be less than the face amount.
insurance and your
taxes.

                      ---------------------------------------------------------
Surrendering your
policy
                       You can surrender or cash in your policy at any time
You can choose to      while either of the two people insured by the policy is
receive your money     still living. Your policy's cash surrender value is its
in a lump sum or       accumulated value less any surrender charge that
use it to buy an       applies. The net cash surrender value equals your
income benefit.        policy's cash surrender value after deducting any
Please see the         outstanding loan amount.
discussion about
income benefits in     Here are some things you need to know about
General information    surrendering your policy:
about your policy.
                       . You must send us your policy and a written request.
                       . We'll send you the policy's net cash surrender value.
                         If you surrender your policy during the first 10 policy years, we'll deduct a surrender charge that helps cover our costs for underwriting, issuing and distributing our policies. The box on the next page describes how we calculate the surrender charge. There's no surrender charge after 10 policy years.
                       . We guarantee the surrender charge rates will not
                         increase. We can reduce or waive the surrender charge on policies sold to our directors or employees, to any of our affiliates or to any trustees or employees or affiliates of the Pacific Select Fund.

                      ---------------------------------------------------------
Joint equal age is     How we calculate the surrender charge
a calculation that
combines the ages      The surrender charge is assessed against your policy's
and insurance risks    accumulated value. It has two parts: an underwriting
of the two people      surrender charge and a sales surrender charge. Both
insured by the         charges are based on the joint equal age on the policy
policy, and is         date of the two people insured by the policy, and on
explained in           the initial face amount of your policy.
Appendix A.
                       The underwriting surrender charge is designed to help
The underwriting       cover our administrative expenses for underwriting and
surrender charge       issuing a policy, including the costs of processing
and sales surrender    applications, conducting medical examinations,
target rate appear     determining the insurability and underwriting classes
in Appendix B.         of the people insured, and establishing policy records.

An example             The amount of the charge does not change during the
                       first policy year. Starting on the first policy
For a policy with:     anniversary, the charge decreases by 0.9259% each month
                       until it reaches zero at the end of the 10th policy
 . a joint equal age    year.
  of 50
 . an initial face      The sales surrender charge helps pay for our costs of
  amount of            distributing policies. During the first policy year,
  $100,000.            this charge is equal to the smaller of the following
                       amounts:
Here's the
surrender charge at    . 25% of the premium payments you've made, or
the end of the         . 25% of the sales surrender target, which is based on
first policy year:       the joint equal age of the people insured by the
                         policy for each $1,000 of the policy's initial face
 . Underwriting           amount.
  surrender charge:
  $520 (5.20 X         The sales surrender charge increases until the premiums
  $100,000 / 1,000)    you pay reach the sales surrender target. In the 13th
 . Maximum sales        month you own your policy, we reduce the sales
  surrender charge:    surrender charge so that it is 99.0741% of the charge
  $318.50 (25% X       as calculated above. After that, we reduce it by
  12.74 X              0.9259% a month until it reaches zero at the end of 10
  $100,000 / 1,000).   policy years.

At the end of the      We will not increase the charge if your policy's face
third policy year,     amount increases. If you decrease the face amount of
the surrender          your policy, we'll charge you a surrender charge that's
charge is reduced      calculated based on the amount of the decrease.
to:
                      ---------------------------------------------------------
 . Underwriting         Calculating the surrender charge on a decrease in face
  surrender charge:    amount
  $404.45 ($520 -
  ($520 X 0.9259% X    Here's how we calculate the surrender charge on a
  24 months))          decrease in face amount:
 . Maximum sales
  surrender charge:    . Step 1: we divide the amount of the decrease by your
  $247.72 ($318.50       policy's face amount immediately before the decrease
  - ($318.50 X         . Step 2: we multiply the amount we calculated in step
  0.9259% X 24           1 by the total surrender charge that would apply if
  months)).              you surrendered your policy.

                       We deduct the amount we calculated in step 2 from your investment options in proportion to the accumulated value you have in each option.

                       We calculate any surrender charge after a decrease in face amount by dividing the new face amount by the old face amount, and multiplying the result by the surrender charge that would have applied before the decrease.

GENERAL INFORMATION ABOUT YOUR POLICY

                       This section tells you some additional things you should know about your policy.

                      ---------------------------------------------------------
Income benefit         If you surrender or make a withdrawal from your policy,
                       you can use the money to buy an income benefit that provides a monthly income. Your policy's beneficiary can use death benefit proceeds to buy an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

                       The following is one income benefit available under the Pacific Select Estate Preserver III policy:

                       . The income benefit is based on the life of the person
                         receiving the income. If the policy owner is buying the income benefit, monthly income will be based on the owner's life. If the policy's beneficiary buys the income benefit, monthly income will be based on the beneficiary's life.
                       . We'll pay a monthly income for at least 10 years
                         regardless of whether the person receiving the income is still alive.
                       . After 10 years, we'll only pay the monthly income for
                         as long as the person receiving it is still alive.
                       . The minimum monthly income benefit calculated must be
                         at least $100.
                       . For this income benefit, the amount you receive will
                         always be at least as much as the amount guaranteed by your policy.

                      ---------------------------------------------------------
Paying the death       If either person insured by the policy, whether sane or
benefit in the         insane, commits suicide within two years of the policy
case of suicide        date, death benefit proceeds will be the total of all
                       premiums you've paid, less any outstanding loan amount, any withdrawals you've made, and any cash dividends we've paid.

                      ---------------------------------------------------------
Replacement of life    The term replacement has a special meaning in the life
insurance or           insurance industry. Before you make a decision to buy,
annuities              we want you to understand what impact a replacement may
                       have on your existing insurance policy.

                       A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

                       . lapsed, forfeited, surrendered or partially
                         surrendered, assigned to the replacing insurer, or otherwise terminated
                       . converted to reduced paid-up insurance, continued as
                         extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values
                       . amended to effect either a reduction in benefits or
                         in the term for which coverage would otherwise remain in force or for which benefits would be paid
                       . reissued with any reduction in cash value, or . pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

                       There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

                      ---------------------------------------------------------
Errors on your         If the age or gender of either person insured by your
application            policy is stated incorrectly on your application, we'll
                       adjust the face amount to reflect the correct age or
If unisex cost of      gender. Here's how we'll do it:
insurance rates
apply to your          . Using the monthly cost of insurance rate for the
policy, we will not      policy year in which we discover the mistake, we'll
adjust the face          multiply the face amount by the rate based on the
amount if we             incorrect age or gender. We'll then divide the result
discover that            by the monthly cost of insurance rate that's based on
gender has been          the correct age or gender.
stated incorrectly     . We'll calculate accumulated value using cost of
on your                  insurance, rider and benefit charges based on the
application.             correct age and gender, for all policy months
                         following the month we discover the mistake.
                       . We will not recalculate accumulated value for the
                         policy months up to and including the month in which we discover the mistake.
                       . We will not recalculate mortality and expense risk
                         charges or surrender charges.

                      ---------------------------------------------------------
Contesting the         We have the right to contest the validity of your
validity               policy for two years from the policy date. Once your
of your policy         policy has been in force for two years from the policy
                       date during the lifetime of the people insured by the policy, we generally lose the right to contest its validity.

                       We also have the right to contest the validity of a policy that you reinstate for two years from the day that it was reinstated. Once your reinstated policy has been in force for two years from the reinstatement date during the lifetime of the people insured by the policy, we generally lose the right to contest its validity. During this period, we may contest your policy only if there is a material misrepresentation on your application for reinstatement.

                       Regardless of the above, we can contest the validity of your policy for failure to pay premiums at any time. The policy will terminate upon successful contest with respect to either person insured by the policy.

                      ---------------------------------------------------------
Assigning your         You can assign your policy as collateral to secure a
policy as              loan, mortgage, or other kind of debt. Here's how it
collateral             works:

Assigning a policy     . An assignment does not change the ownership of the
that's a modified        policy.
endowment contract     . After the policy has been assigned, your rights and
may generate             the rights of your beneficiary will be subject to the
taxable income and       assignment. The entire policy, including any income
a 10% penalty tax.       benefit, rider, benefit and endorsement, will also be
                         subject to the assignment.
                       . We're not responsible for the validity of any
                         assignment.
                       . We must receive and record a copy of the original
                         assignment in a form that's acceptable to us before we'll consider it binding.
                       . Unless otherwise provided, the person or organization
                         you assign your policy to may exercise the rights under the policy, except the right to change the policy owner or the beneficiary or the right to choose a monthly income benefit.

                      ---------------------------------------------------------
Dividends              We do not expect to pay any dividends. If we do pay
                       dividends, we'll pay them annually in cash.

VARIABLE LIFE INSURANCE AND YOUR TAXES

The tax
consequences of        This discussion about taxes is based on our
owning a policy or     understanding of the present federal income tax laws as
receiving proceeds     they are currently interpreted by the Internal Revenue
from it may vary by    Service (IRS). It's based on the Internal Revenue Code
jurisdiction and       (the tax code) and does not cover any state or local
according to the       tax laws.
circumstances of
each owner or          This is not a complete discussion of all federal income
beneficiary.           tax questions that may arise under the policy. There
                       are special rules that we do not include here that may
Speak to a             apply in certain situations.
qualified tax
adviser for            We do not know whether the current treatment of life
complete               insurance policies under current federal income tax or
information about      estate or gift tax laws will continue. We also do not
federal, state and     know whether the current interpretations of the laws by
local taxes that       the IRS or the courts will remain the same. Future
may apply to you.      legislation may adversely change the tax treatment of
                       life insurance policies, other tax consequences
                       described in this discussion or tax consequences that
Several bills have     relate directly or indirectly to life insurance
been introduced in     policies.
Congress that would
significantly          We do not make any guarantees about the tax status of
change or repeal       your policy, and you should not consider the discussion
the current federal    that follows to be tax advice.
estate tax system.
Also, the Bush
Administration's
Fiscal Year 2002
Tax Relief Proposal
contains a proposal
to completely
repeal the federal
estate tax by the
year 2009. If you
are considering the
purchase of the
policy to help pay
federal estate
taxes at death,
consult with your
tax advisor.

                      ---------------------------------------------------------
Tax treatment of       Definition of life insurance
life insurance         We believe that the policy qualifies as life insurance.
policies               That means it will receive the same tax advantages as a
                       conventional fixed life insurance policy. The two main
In order to qualify    tax advantages are:
as a life insurance
contract for           . In general, your policy's beneficiary will not be
federal income tax       subject to federal income tax when he or she receives
purposes, the            the death benefit proceeds. This is true regardless
policy must meet         of whether the beneficiary is an individual,
the statutory            corporation, or other entity.
definition of life     . You'll generally not be taxed on your policy's
insurance.               accumulated value unless you receive a cash
                         distribution by making a withdrawal, surrendering
Death benefits may       your policy, or in some instances, taking a loan from
be excluded from         your policy.
income under
Section 101(a) of      The tax laws defining life insurance, however, do not
the tax code.          cover all policy features. Your policy may have
                       features that could prevent it from qualifying as life
                       insurance. For example, the tax laws have yet to
We believe that        address many issues concerning the treatment of
last survivor          substandard risk policies, policies with term insurance
policies meet the      on the people insured by the policy or certain tax
statutory              requirements relating to joint survivorship life
definition of life     insurance policies. We can make changes to your policy
insurance under        if we believe the changes are needed to ensure that
Section 7702 of the    your policy continues to qualify as a life insurance
tax code. However,     contract.
the area of tax law
relating to the        The tax code and tax regulations impose limitations on
definition of life     unreasonable mortality and expense charges for purposes
insurance does not     of determining whether a policy qualifies as life
explicitly address     insurance for federal tax purposes. For life insurance
all relevant issues    policies entered into on or after October 21, 1988,
relating to last       these calculations must be based upon reasonable
survivor life          mortality charges and other charges reasonably expected
insurance policies.    to be actually paid.
We reserve the
right to make
changes to the
policy if we deem
the changes
appropriate to
continue to qualify
your policy as a
life insurance
contract. If a
policy were
determined not to
qualify as life
insurance, the
policy would not
provide the tax
advantages normally
provided by life
insurance. This
includes excluding
the death benefit
from the gross
income of the
beneficiary.

                       While the Treasury Department has issued proposed regulations about reasonable standards for mortality charges, the standards that apply to joint survivor life insurance policies are not entirely clear. While we believe that our mortality costs and other expenses used in calculating whether the policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your policy qualifies as a life insurance contract.

                       Diversification rules and ownership of the separate
Section 817(h) of      account
the tax code           Your policy will not qualify for the tax benefit of a
describes the          life insurance contract unless the separate account
diversification        follows certain rules requiring diversification of
rules.                 investments underlying the policy. In addition, the IRS
                       requires that the policyholder does not have control
For more               over the underlying assets.
information about
diversification
rules, please see      The Treasury Department has announced that the
Managing the           diversification rules "do not provide guidance
Pacific Select Fund    concerning the circumstances in which it will treat an
in the attached        investor, rather than the insurance company, as the
Pacific Select Fund    owner of the assets in a separate account." The IRS
prospectus.            treats a variable policy owner as the owner of separate
                       account assets if he or she has the ability to exercise investment control over them. Owners of the assets are taxed on any income or gains the assets generate.
                       Although the Treasury Department announced several years ago that it would provide further guidance on the issue, it had not done so when we wrote this prospectus.

                       The ownership rights under your policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible the IRS would treat you as the owner of your policy's proportionate share of the assets of the separate account.

                       We do not know what will be in future Treasury Department regulations or other guidance. We cannot guarantee that the fund's portfolios will be able to operate as currently described in the prospectus, or that the fund will not have to change any portfolio's investment objective or policies. We can modify your policy if we believe it will prevent you from being considered the owner of your policy's proportionate share of the assets of the separate account.

Policy exchanges       Policy exchanges
fall under Section     If you exchange your policy for another one that
1035(a) of the tax     insures the same people, it generally will be treated
code.                  as a tax-free exchange and, if so, will not result in
                       the recognition of gain or loss. If any of the people insured by the policy are changed, the exchange will be treated as a taxable exchange.

                       Change of ownership
                       You may have taxable income if you transfer ownership of your policy, sell your policy, or change the ownership of it in any way.

There are special      Corporate owners
rules for              There are special tax issues for corporate owners:
corporate-owned
policies. You          . using your policy to fund deferred compensation
should consult your      arrangements for employees has special tax
tax adviser.             consequences

Section 59A of the     . corporate ownership of a policy may affect your
tax code deals with      liability under to the alternative minimum tax and
the environmental        the environmental tax.
tax.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                      ---------------------------------------------------------
Conventional life      The tax treatment of your policy will depend upon
insurance policies     whether it is a type of contract known as a modified
                       endowment contract. We describe modified endowment
Under Section 7702A    contracts later in this section. If your policy is not
of the tax code,       a modified endowment contract, it will be treated as a
policies that are      conventional life insurance policy and will have the
not classified as      following tax treatment:
modified endowment
contracts are taxed    Surrendering your policy
as conventional        When you surrender, or cash in, your policy, you'll
life insurance         generally be taxed on the difference, if any, between
policies.              the cash surrender value and the cost basis in your
                       policy.
The cost basis in
your policy is         Making a withdrawal
generally the          If you make a withdrawal after your policy has been in
premiums you've        force for 15 years, you'll only be taxed on the amount
paid plus any          you withdraw that exceeds the cost basis in the policy.
taxable
distributions less     Special rules apply if you make a withdrawal within the
any withdrawals or     first 15 policy years and it's accompanied by a
premiums previously    reduction in benefits. In this case, there is a special
recovered that were    formula under which you may be taxed on all or a
not taxable.           portion of the withdrawal amount.

                       Taking out a loan
                       If you take out a loan, you will not pay tax on the loan amount unless your policy is surrendered or lapses and you have not repaid your outstanding loan amount. The interest you pay, or that's accrued, on a loan is generally nondeductible. Ask your tax adviser for more information.

                       Loans and corporate-owned policies
                       If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. If the taxpayer is an entity that's a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity's deductions for loan interest may be disallowed, even though this interest may relate to debt that's completely unrelated to the contract. There may be a limited exception that applies to contracts issued on 20% owners, officers, directors or employees of the entity. For more information about this exception, you should consult your tax adviser.

                      ---------------------------------------------------------
Modified endowment     A modified endowment contract is a special type of life
contracts              insurance policy. If your policy is a modified
                       endowment contract, it will have the tax treatment
Section 7702A of       described below. Any distributions you receive during
the tax code           the life of the policy are treated differently than
defines a class of     under conventional life insurance policies.
life insurance         Withdrawals, loans, pledges, assignments and
policies known as      surrendering your policy are all considered
modified endowment     distributions and may be subject to tax on an income-
contracts. Like        first basis and a 10% penalty.
other life
insurance policies,    When a policy becomes a modified endowment contract
the death benefit      A life insurance policy becomes a modified endowment
proceeds paid to       contract if, at any time during the first seven policy
your beneficiary       years, the sum of actual premiums paid exceeds the
generally are not      seven-pay limit. The seven-pay limit is the cumulative
subject to federal     total of the level annual premiums (or seven-pay
income tax and your    premiums) required to pay for the policy's future death
policy's               and endowment benefits.
accumulated value
grows on a tax-        For example, if the seven-pay premiums were $1,000 a
deferred basis         year, the maximum premiums you could pay during the
until you receive a    first seven years to avoid modified endowment treatment
cash distribution.     would be $1,000 in the first year, $2,000 through the
                       first two years and $3,000 through the first three
If there is a          years, etc. Under this test, a Pacific Select Estate
material change to     Preserver III policy may or may not be a modified
your policy, like a    endowment contract, depending on the amount of premiums
change in the death    paid during the policy's first seven contract years or
benefit, we may        after a material change has been made to the policy.
have to retest your
policy and restart
the seven-pay
premium period to
determine whether
the change has
caused the policy
to become a
modified endowment
contract.

                       Surrendering your policy
                       If you surrender your policy, you're taxed on the amount by which the cash surrender value exceeds the cost basis in the policy.

                       Making a withdrawal or taking out a loan
                       If you make a withdrawal or take out a loan from a modified endowment contract, you're taxed on the amount of the withdrawal or loan that's considered income, including all previously non-taxed gains. Income is the difference between the cash surrender value and the cost basis in your policy. It's unclear whether interest paid, or accrued, on a loan is considered interest for federal income tax purposes. If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. You should consult your tax adviser.

                       All modified endowment contracts we or our affiliates issue to you in a calendar year are treated as a single contract when we calculate whether a distribution amount is subject to tax.

                       10% penalty tax
                       If any amount you receive from a modified endowment contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount.

                       A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

                       . you're at least 59 1/2 years old
                       . you're receiving an amount because you've become
                         disabled
                       . you're receiving an amount that's part of a series of
                         substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your beneficiaries.

                       Distributions before a policy becomes a modified endowment contract
                       If your policy fails the seven-pay test and becomes a modified endowment contract, any amount you receive or are deemed to have received during the two years before it became a modified endowment contract may be taxable. The distribution would be treated as having been made in anticipation of the policy's failing to meet the seven-pay test under Treasury Department regulations which are yet to be prescribed.

                      ---------------------------------------------------------
Policy riders          Accelerated living benefits rider
                       Amounts received under this rider should be generally
Please see the         excluded from taxable income under Section 101(g) of
discussion of          the tax code.
optional riders in
The death benefit.     Benefits under the rider will be taxed, however, if
                       they are paid to someone other than a person insured by
Please consult with    the policy, and either person insured by the policy:
your tax adviser if
you want to            . is a director, officer or employee of the person
exercise your            receiving the benefit, or
rights under either    . has a financial interest in a business of the person
of these riders.         receiving the benefit.

                       In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet technical aspects of the definition of "life insurance contract" under the tax code. We may reserve the right (but are not obligated) to modify the rider to conform under tax code requirements.

                       Split policy option rider
                       This rider allows a policy to be split into two individual policies. If the split is not treated as a nontaxable exchange, it could result in the recognition of taxable income up to any gain or income in the policy at the time of the split.

ABOUT PACIFIC LIFE

                       Pacific Life Insurance Company is a life insurance company based in California. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, pension and institutional products, group employee benefits, broker-dealer operations, and investment advisory services. At the end of 2000, we had over $124.6 billion of individual life insurance in force and total admitted assets of approximately $51.7 billion. We are ranked the 14th largest life insurance carrier in the U.S. in terms of 2000 admitted assets.

                       The Pacific Life family of companies has total assets and funds under management of $335.9 billion. We are authorized to conduct our life and annuity business in the District of Columbia and in all states except
                       New York. Our principal office is at 700 Newport Center Drive, Newport Beach, California 92660.

                      ---------------------------------------------------------
How we're organized    Pacific Life was established on January 2, 1868 under
                       the name, Pacific Mutual Life Insurance Company of
                       California. It was reincorporated as Pacific Mutual
                       Life Insurance Company on July 22, 1936. On September
                       1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company.
                       Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

                       Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

                      ---------------------------------------------------------
How policies are
distributed            Pacific Select Distributors, Inc. (PSD), our
                       subsidiary, is the distributor of our policies. PSD is located at 700 Newport Center Drive, Newport Beach,
                       California 92660.

                       PSD is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers (NASD). We pay PSD for its services as our distributor.

                       The policies are sold by registered representatives of broker-dealers who have signed agreements with us and PSD. Registered representatives must be licensed to sell variable life insurance under the state insurance and securities regulations that apply. Broker-dealers must be registered with the SEC.

                       How we pay broker-dealers
                       We pay broker-dealers commission for promoting, marketing and selling our policies. Broker-dealers pay a portion of the commission to their registered representatives, under their own arrangements.

                       Commissions are based on sales surrender "target"
                       premiums we determine. The commission we pay will vary
For more               with the agreement, but the most common schedule of
information about      commissions we pay is:
the sales surrender
target, see            . 90% of premiums paid up to the first sales surrender
Withdrawals,             target premium
surrenders and         . 6% of the premiums paid under sales surrender targets
loans and Appendix       2 and 3
B.                     . 4% of premiums paid in excess of sales surrender
                         target 3
                       . 2% of premiums paid after policy year 10.

                       We may pay broker-dealers an annual renewal commission of up to 0.20% of a policy's accumulated value less any outstanding loan amount. We calculate the renewal amount monthly and it becomes payable on each policy anniversary.

                       We may also pay override payments, expense and marketing allowances, bonuses, wholesaler fees and training allowances.

                       Registered representatives who meet certain sales levels can qualify for sales incentives programs we sponsor. We may also pay them non-cash compensation like expense-paid trips, expense-paid educational seminars, and merchandise. They can choose to receive their compensation on a deferred basis.

                      ---------------------------------------------------------
How our accounts       We own the assets in our general account and our
work                   separate account. We allocate your net premiums to
                       these accounts according to the investment options you've chosen.

                       General account
We can provide you     Our general account includes all of our assets, except
with reports of our    for those held in our separate accounts. We guarantee
ratings as an          you an interest rate for up to one year on any amount
insurance company      allocated to the fixed options. The rate is reset
and our ability to     annually. The fixed options are part of our general
pay claims with        account, which we may invest as we wish, according to
respect to our         any laws that apply. We'll credit the guaranteed rate
general account        even if the investments we make earn less. Our ability
assets.                to pay these guarantees is backed by our strength as a
                       company.

                       The fixed options are not securities, so they do not fall under any securities act. For this reason, the SEC has not reviewed the disclosure in this prospectus about the fixed options. However, other federal securities laws may apply to the accuracy and completeness of the disclosure about the fixed options.

                       Separate account
You'll find the        Amounts allocated to the variable investment options
audited financial      are held in our separate account. The assets in this
statements for the     account are kept separate from the assets in our
Pacific Select Exec    general account and our other separate accounts, and
separate account       are protected from our general creditors.
later in this
section of the         The separate account was established on May 12, 1988
prospectus.            under California law under the authority of our Board
                       of Directors. It's registered with the SEC as a type of
This section of the    investment company called a unit investment trust. The
prospectus also        SEC does not oversee the administration or investment
includes the           practices or policies of the account.
audited
consolidated           The separate account is divided into variable accounts.
financial              Each variable account invests in shares of a designated
statements for         portfolio of the Pacific Select Fund. We may add
Pacific Life, which    variable accounts that invest in other portfolios of
we include to show     the fund or in other securities.
our strength as a
company and our
ability to meet our
obligations under
the policies.

ABOUT PACIFIC LIFE

                       We're the legal owner of the assets in the separate
                       account, and pay its operating expenses. The separate
The separate           account is operated only for our variable life
account is not the     insurance policies. We must keep enough money in the
only investor in       account to pay anticipated obligations under the
the Pacific Select     insurance policies funded by the account, but we can
Fund. Investment in    transfer any amount that's more than these anticipated
the fund by other      obligations to our general account. Some of the money
separate accounts      in the separate account may include charges we collect
for variable           from the account and any investment results on those
annuity contracts      charges.
and variable life
insurance contracts    We cannot charge the assets in the separate account
could cause            attributable to our reserves and other liabilities
conflicts. For more    under the policies funded by the account with any
information, please    liabilities from our other business.
see the Statement
of Additional          Similarly, the income, gains or losses, realized or
Information for the    unrealized, of the assets of any variable account
Pacific Select         belong to that variable account and are credited to or
Fund.                  charged against the assets held in that variable
                       account without regard to our other income, gains or losses.

                       Making changes to the separate account
                       We can add, change or remove any securities that the separate account or any variable account holds or buys, as long as we comply with the laws that apply.

                       We can substitute shares of one Pacific Select Fund portfolio with shares of another portfolio or fund if:

                       . any portfolio is no longer available for investment
                       . our management believes that a portfolio is no longer
                         appropriate in view of the purposes of the policy.

                       We'll give you any required notice or receive any required approval from policy owners or the SEC before we substitute any shares. We'll comply with the filing or other procedures established by insurance regulators as required by law.

                       We can add new variable accounts, which may include additional subaccounts of the separate account, to serve as investment options under the policies. These may be managed separate accounts or they may invest in a new portfolio of the fund, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

                       We can add new variable accounts when we believe that it's warranted by marketing needs or investment conditions. We'll decide on what basis we'll make new accounts available to existing policy owners.

                       We can also eliminate any of our variable accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any variable account.

                       If we make any changes to variable accounts or substitution of securities, we can make appropriate changes to this policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

                       If we believe it's in the best interests of people holding voting rights under the policies and we meet any required regulatory approvals we can do the following:

                       . operate the separate account as a management
                         investment company, unit investment trust, or any other form permitted under securities or other laws
                       . register or deregister the separate account under
                         securities law

                       . combine the separate account with one of our other
                         separate accounts or our affiliates' separate accounts
                       . combine one or more variable accounts
                       . create a committee, board or other group to manage
                         the separate account
                       . change the classification of any variable account.

                       Taxes we pay
                       We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the policy. If these taxes increase significantly, we may deduct them from the separate account.

                       We may charge the separate account for any federal, state and local taxes that apply to the separate account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

                      ---------------------------------------------------------
Voting rights          We're the legal owner of the shares of the Pacific
                       Select Fund that are held by the variable accounts. We may vote on any matter at shareholder meetings of the fund. However, we are required by law to vote as you instruct on the shares relating to your allocation in a variable investment option. This is called your voting interest.

                       Your voting interest is calculated as of a day set by the Board of Trustees of the fund called the record date. Your voting interest equals the accumulated value in a variable investment option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

                       We'll send you documents from the fund called proxy materials. They include information about the items you'll be voting on and forms for you to give us your instructions. We'll vote shares held in the separate account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by that separate account for which we've received timely instructions. If we do not receive any voting instructions for the shares in a separate account, we will vote the shares in the same proportion as the total votes for all of our separate accounts for which we've received timely instructions.

                       We'll vote shares of any portfolio we hold in our general account in the same proportion as the total votes for all of our separate accounts, including this separate account. We'll vote shares of any portfolio held by our non-insurance affiliates in the same proportion as the total votes for all separate accounts of ours and our insurance affiliates.

                       If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the separate account.

                       When required by state insurance regulatory authorities, we may disregard voting instructions that:

                       . would change a portfolio's investment objective or
                         subclassification
                       . would approve or disapprove an investment advisory
                         contract.
                       We may disregard voting instructions on a change initiated by policy owners that would change a portfolio's investment policy, investment adviser or portfolio manager if:
                       . our disapproval is reasonable

ABOUT PACIFIC LIFE
                       . we determine in good faith that the change would be
                         against state law or otherwise be inappropriate, considering the portfolio's objectives and purpose, and considering what effect the change would have on us.

                       If we disregard any voting instructions, we'll include a summary of the action we took and our reasons for it in the next report to policy owners.

                      ---------------------------------------------------------
Illustrations          We will provide you with illustrations based on
                       different sets of assumptions upon your request. You
If you ask us,         can request such illustrations at any time.
we'll provide you      Illustrations may help you understand how your policy
with different         values would vary over time based on different
kinds of               assumptions. We have filed examples of such an
illustrations.         illustration as an exhibit to the registration
                       statement that relates to the policy on file with the
 . Illustrations        SEC.
  based on
  information you
  give us about the
  age of the person
  to be insured by
  the policy, their
  risk class, the
  face amount, the
  death benefit and
  premium payments.

 . Illustrations
  that show the
  allocation of
  premium payments
  to specified
  variable
  accounts. These
  will reflect the
  expenses of the
  portfolio of the
  Fund in which the
  variable account
  invests.

 . Illustrations
  that use a
  hypothetical
  gross rate of
  return that's
  greater than 12%.
  These are
  available only to
  certain large
  institutional
  investors.

State regulation      ---------------------------------------------------------
                       We're subject to the laws of the state of California governing insurance companies and to regulations issued by the Commissioner of Insurance of California. In addition, we're subject to the insurance laws and regulations of the other states and jurisdictions in which we're licensed or may become licensed to operate.

                       An annual statement in a prescribed form must be filed with the Commissioner of Insurance of California and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

                      ---------------------------------------------------------
Legal proceedings      The separate account is not involved in any legal
and legal matters      proceedings that would have a material effect on policy
                       owners.

                       Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the policies under California law, and the validity of the forms of the policies under California law, have been passed upon by our general counsel. Legal matters relating to federal securities laws and federal income tax laws have been passed upon by Dechert.

                      ---------------------------------------------------------
Registration           We've filed a registration statement with the SEC for
statement              Pacific Select Estate Preserver III, under the
                       Securities Act of 1933. The SEC's rules allow us to omit some of the information required by the registration statement from this prospectus. You can ask for it from the SEC's office in Washington, D.C.
                       They may charge you a fee.

                      ---------------------------------------------------------
Management             The following is a list of our directors and certain
                       officers, along with some information about their business activities over the past five years. They do not receive any compensation from the separate account for services they provide to it nor do we pay any separately allocable compensation for these services.

                       The business address of each of these people is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

  NAME AND POSITION    PRINCIPAL OCCUPATION DURING THE LAST FIVE YEARS

  Thomas C. Sutton     Director, Chairman of the Board and Chief Executive Officer of Pacific Life;
  Director, Chairman   Director, Chairman of the Board and Chief Executive Officer of Pacific LifeCorp,
  of the Board and     August 1997 to present; Director, Chairman of the Board and Chief Executive Officer
  Chief Executive      of Pacific Mutual Holding Company, August 1997 to present; Trustee and Chairman of
  Officer              the Board and Former President of Pacific Select Fund; Director and Chairman of the
                       Board of Pacific Life & Annuity Company (formerly known as PM Group Life Insurance
                       Company); former Management Board Member of PIMCO Advisors L.P. Former Equity Board
                       Member of PIMCO Advisors L.P.; Former Director of Pacific Corinthian Life Insurance
                       Company; Director of Newhall Land & Farming; The Irvine Company; Edison
                       International; and similar positions with other affiliated companies of Pacific
                       Life.

  Glenn S. Schafer     Director and President of Pacific Life; Director and President of Pacific LifeCorp,
  Director and         August 1997 to present; Director and President of Pacific Mutual Holding Company,
  President            August 1997 to present; President (since February 1999) and Former Trustee of
                       Pacific Select Fund; former Management Board Member of PIMCO Advisors L.P. Former
                       Equity Board Member of PIMCO Advisors L.P.; Former Director of Pacific Corinthian
                       Life Insurance Company; Director of Pacific Life & Annuity Company; and similar positions with other affiliated companies of Pacific Life.

  Khanh T. Tran        Director (since August 1997), Executive Vice President (since April 2001) and Chief
  Director, Executive  Financial Officer of Pacific Life, June 1996 to present; Senior Vice President of
  Vice President and   Pacific Life, June 1996 to April 2001; Vice President and Treasurer of Pacific Life,
  Chief Financial      November 1991 to June 1996; Senior Vice President and Chief Financial Officer of
  Officer              Pacific LifeCorp, August 1997 to present; Senior Vice President and Chief Financial
                       Officer of Pacific Mutual Holding Company, August 1997 to present; Chief Financial
                       Officer to other affiliated companies of Pacific Life.

  David R. Carmichael  Director (since August 1997), Senior Vice President and General Counsel of Pacific
  Director, Senior     Life; Senior Vice President and General Counsel of Pacific LifeCorp, August 1997 to
  Vice President and   present; Senior Vice President and General Counsel of Pacific Mutual Holding
  General Counsel      Company, August 1997 to present; Director, Senior Vice President (since July 1998)
                       and General Counsel (since July 1998) of Pacific Life & Annuity Company; Director of
                       Association of California Life and Health Insurance Companies; and former Director of Association of Life Insurance Counsel.

  Audrey L. Milfs      Director (since August 1997), Vice President and Corporate Secretary of Pacific
  Director, Vice       Life; Vice President and Corporate Secretary of Pacific LifeCorp, August 1997 to
  President and        present; Vice President and Secretary of Pacific Mutual Holding Company, August 1997
  Corporate Secretary  to present; Secretary of Pacific Select Fund; similar positions with other affiliated companies of Pacific Life.

  Lynn C. Miller       Executive Vice President, Individual Insurance, of Pacific Life; Executive Vice
  Executive Vice       President of Pacific Life & Annuity Company, July 1998 to present.
  President

  Edward R. Byrd       Vice President and Controller of Pacific Life; Vice President and Controller of
  Vice President and   Pacific LifeCorp, August 1997 to present; Vice President and Controller of Pacific
  Controller           Mutual Holding Company, August 1997 to present; and similar positions with other affiliated companies of Pacific Life.

  Brian D. Klemens     Vice President and Treasurer of Pacific Life, December 1998 to present; Assistant
  Vice President and   Vice President, Accounting and Assistant Controller of Pacific Life, April 1994 to
  Treasurer            December 1998; Vice President and Treasurer of Pacific LifeCorp, June 1999 to
                       present; Vice President and Treasurer of Pacific Mutual Holding Company, June 1999
                       to present; Vice President and Treasurer of other affiliated companies of Pacific
                       Life.

ABOUT PACIFIC LIFE


                      ---------------------------------------------------------
Financial
statements             The next several pages contain the statement of net
                       assets of the Pacific Select Exec Separate Account as of December 31, 2000 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended.

                       These are followed by the consolidated financial statements for Pacific Life as of December 31, 2000 and 1999 and for each of the three years ended December 31, 2000, which are included in this prospectus so you can assess our ability to meet our obligations under the policies.

                      ---------------------------------------------------------
Experts
                       The consolidated financial statements of Pacific Life as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the statement of net assets of Pacific Select Exec Separate Account as of December 31, 2000 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT
The Board of Directors
Pacific Life Insurance Company:

 We have audited the accompanying statement of assets and liabilities of Pacific Select Exec Separate Account (the "Separate Account") (comprised of the Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, Equity, I-Net Tollkeeper, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International Value, Government Securities, Managed Bond, Money Market, High Yield Bond, Large-Cap Value, Variable Account I, Variable Account II, Variable Account III, and Variable Account IV Variable Accounts) as of December 31, 2000 and the related statement of operations for the year then ended (as to the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value and Focused 30 Variable Accounts, for each of the periods from commencement of operations through December 31, 2000) and statement of changes in net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT and Large-Cap Value Variable Accounts, for the year ended December 31, 2000 and for each of the periods from commencement of operations through December 31, 1999, and as to the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value, and Focused 30 Variable Accounts, for each of the periods from commencement of operations through December 31, 2000). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2000 and the results of their operations and the changes in their net assets for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 6, 2001

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
(In thousands)

                         Aggressive Emerging Diversified  Small-Cap  International            I-Net     Multi-   Equity
                           Equity   Markets   Research     Equity      Large-Cap    Equity  Tollkeeper Strategy  Income
                          Variable  Variable  Variable    Variable     Variable    Variable  Variable  Variable Variable
                          Account   Account    Account   Account (1)    Account    Account   Account   Account  Account
                         -----------------------------------------------------------------------------------------------
ASSETS
Investments:
 Aggressive Equity
 Portfolio..............  $35,882
 Emerging Markets
 Portfolio..............            $21,137
 Diversified Research
 Portfolio..............                       $5,939
 Small-Cap Equity
 Portfolio (1) .........                                  $239,998
 International Large-Cap
 Portfolio..............                                                $20,321
 Equity Portfolio.......                                                           $64,261
 I-Net Tollkeeper
 Portfolio..............                                                                      $5,428
 Multi-Strategy
 Portfolio..............                                                                               $157,104
 Equity Income
 Portfolio..............                                                                                        $222,967

Receivables:
 Due from Pacific Life
 Insurance Company......       39        15                                            172        24         47
 Fund shares redeemed...                          291           19          253                                       37
                         -----------------------------------------------------------------------------------------------
Total Assets............   35,921    21,152     6,230      240,017       20,574     64,433     5,452    157,151  223,004
                         -----------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                          291           19          258                                       37
 Fund shares purchased..       39        15                                            172        32         47
                         -----------------------------------------------------------------------------------------------
Total Liabilities.......       39        15       291           19          258        172        32         47       37
                         -----------------------------------------------------------------------------------------------
NET ASSETS..............  $35,882   $21,137    $5,939     $239,998      $20,316    $64,261    $5,420   $157,104 $222,967
                         ===============================================================================================
Shares Owned in each
Portfolio...............    3,238     3,139       540       11,325        2,591      2,460       800     10,205    9,505
                         ===============================================================================================
Cost of Investments.....  $42,926   $28,766    $5,926     $306,981      $22,104    $82,101    $7,665   $156,374 $227,421
                         ===============================================================================================

(1) Formerly named Growth Portfolio and Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2000
(In thousands)

                         Strategic  Growth             Mid-Cap   Equity  Small-Cap          International Government
                           Value      LT    Focused 30  Value    Index     Index     REIT       Value     Securities
                         Variable  Variable  Variable  Variable Variable Variable  Variable   Variable     Variable
                          Account  Account   Account   Account  Account   Account  Account   Account (1)   Account
                         -------------------------------------------------------------------------------------------
ASSETS
Investments:
 Strategic Value
 Portfolio..............   $879
 Growth LT Portfolio....           $480,944
 Focused 30 Portfolio...                      $1,105
 Mid-Cap Value
 Portfolio..............                               $23,499
 Equity Index
 Portfolio..............                                        $449,400
 Small-Cap Index
 Portfolio..............                                                  $16,172
 REIT Portfolio.........                                                           $13,231
 International Value
 Portfolio (1) .........                                                                      $208,380
 Government Securities
 Portfolio..............                                                                                    $31,466

Receivables:
 Due from Pacific Life
 Insurance Company......                           2       106       186       96       44                        4
 Fund shares redeemed...                499                                                         63
                         ------------------------------------------------------------------------------------------
Total Assets............    879     481,443    1,107    23,605   449,586   16,268   13,275     208,443       31,470
                         ------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                499                                                         63
 Fund shares purchased..                           2       106       186       96       44                        4
                         ------------------------------------------------------------------------------------------
Total Liabilities.......                499        2       106       186       96       44          63            4
                         ------------------------------------------------------------------------------------------
NET ASSETS..............   $879    $480,944   $1,105   $23,499  $449,400  $16,172  $13,231    $208,380      $31,466
                         ==========================================================================================
Shares Owned in each
Portfolio...............     90      15,364      134     1,821    13,171    1,453    1,082      13,139        2,948
                         ==========================================================================================
Cost of Investments.....   $890    $488,298   $1,256   $21,488  $395,037  $17,437  $12,201    $216,468      $30,840
                         ==========================================================================================

(1) Formerly named International Portfolio and International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2000
(In thousands)

                         Managed   Money   High Yield Large-Cap
                           Bond    Market     Bond      Value   Variable Variable Variable Variable
                         Variable Variable  Variable  Variable  Account  Account  Account   Account
                         Account  Account   Account    Account     I        II      III       IV
                         ---------------------------------------------------------------------------
ASSETS

Investments:
 Managed Bond
 Portfolio.............. $165,061
 Money Market
 Portfolio..............          $202,545
 High Yield Bond
 Portfolio..............                    $42,516
 Large-Cap Value
 Portfolio..............                               $23,077
 Brandes International
 Equity Portfolio.......                                        $23,748
 Turner Core Growth
 Portfolio..............                                                 $13,102
 Frontier Capital
 Appreciation
 Portfolio..............                                                          $14,594
 Clifton Enhanced U.S.
 Equity Portfolio (1)...                                                                      $7,823

Receivables:
 Due from Pacific Life
 Insurance Company......      264    2,269       29        107       23        4       11          1
                         ---------------------------------------------------------------------------
Total Assets............  165,325  204,814   42,545     23,184   23,771   13,106   14,605      7,824
                         ---------------------------------------------------------------------------
LIABILITIES

Payables:
 Fund shares purchased..      264    2,269       29        107       23        4       11          1
                         ---------------------------------------------------------------------------
Total Liabilities.......      264    2,269       29        107       23        4       11          1
                         ---------------------------------------------------------------------------
NET ASSETS.............. $165,061 $202,545  $42,516    $23,077  $23,748  $13,102  $14,594     $7,823
                         ===========================================================================
Shares Owned in each
Portfolio...............   15,260   20,074    5,524      1,832    1,588      746      846        479
                         ===========================================================================
Cost of Investments..... $164,249 $202,967  $46,893    $22,237  $23,185  $16,753  $18,615     $9,207
                         ===========================================================================

(1) Formerly named Enhanced U.S. Equity Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                     Aggressive Emerging  Diversified  Small-Cap  International              I-Net     Multi-    Equity
                       Equity   Markets    Research     Equity      Large-Cap    Equity   Tollkeeper  Strategy   Income
                      Variable  Variable   Variable    Variable     Variable    Variable   Variable   Variable  Variable
                      Account   Account   Account (1) Account (2)  Account (1)  Account   Account (1) Account   Account
                    -----------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends.........    $1,226        $12      $16       $22,131          $17      $4,305              $15,492    $20,983
                    -----------------------------------------------------------------------------------------------------
Net Investment
Income.............     1,226         12       16        22,131           17       4,305               15,492     20,983
                    -----------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS

 Net realized gain
 (loss) from
 security
 transactions......     1,368      2,174       33        37,014         (899)      4,154       ($39)    1,836      6,806
 Net unrealized
 appreciation
 (depreciation)
 on investments....   (11,733)   (12,692)      13      (130,859)      (1,783)    (28,706)    (2,237)  (16,234)   (43,571)
                    -----------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments........   (10,365)   (10,518)      46       (93,845)      (2,682)    (24,552)    (2,276)  (14,398)   (36,765)
                    -----------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS....   ($9,139)  ($10,506)     $62      ($71,714)     ($2,665)   ($20,247)   ($2,276)   $1,094   ($15,782)
                      ===================================================================================================

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                      Strategic   Growth                Mid-Cap   Equity   Small-Cap          International  Government
                        Value       LT      Focused 30   Value    Index      Index     REIT       Value      Securities
                      Variable   Variable    Variable   Variable Variable  Variable  Variable   Variable      Variable
                     Account (1)  Account   Account (1) Account  Account    Account  Account   Account (2)    Account
                     ---------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends..........      $1       $86,293        $5       $192    $9,274      $240     $406      $6,503          $1,405
                     ---------------------------------------------------------------------------------------------------
Net Investment
Income..............       1        86,293         5        192     9,274       240      406       6,503           1,405
                     ---------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS

 Net realized gain
 (loss) from
 security
 transactions.......                54,726        (4)     1,064    27,250       (19)     537       3,605            (359)

 Net unrealized
 appreciation
 (depreciation)
 on investments.....     (11)     (277,267)     (150)     1,946   (81,837)   (1,931)   1,170     (35,319)          1,794
                     ---------------------------------------------------------------------------------------------------

Net Realized and
Unrealized Gain
(Loss)
on Investments......     (11)     (222,541)     (154)     3,010   (54,587)   (1,950)   1,707     (31,714)          1,435
                     ---------------------------------------------------------------------------------------------------

NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS.....    ($10)    ($136,248)    ($149)    $3,202  ($45,313)  ($1,710)  $2,113    ($25,211)         $2,840
                     ===================================================================================================

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                Managed    Money   High Yield Large-Cap
                                  Bond     Market     Bond      Value   Variable Variable  Variable  Variable
                                Variable  Variable  Variable  Variable  Account  Account   Account   Account
                                Account   Account   Account    Account     I        II       III        IV
                                -----------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends...................    $8,482    $9,399    $4,404      $217    $1,858   $1,826    $3,567    $1,054
                                -----------------------------------------------------------------------------
Net Investment Income........     8,482     9,399     4,404       217     1,858    1,826     3,567     1,054
                                -----------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss)
 from security transactions..      (737)      245    (4,022)      785       305    1,170     1,545       318
 Net unrealized
 appreciation (depreciation)
 on investments..............     7,338      (175)   (2,080)      781      (879)  (6,036)   (6,187)   (2,074)
                                -----------------------------------------------------------------------------
Net Realized and Unrealized
Gain (Loss) on Investments...     6,601        70    (6,102)    1,566      (574)  (4,866)   (4,642)   (1,756)
                                -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS...................   $15,083    $9,469   ($1,698)   $1,783    $1,284  ($3,040)  ($1,075)    ($702)
                                =============================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                        Aggressive Emerging  Diversified  Small-Cap   International              I-Net      Multi-       Equity
                          Equity   Markets    Research      Equity      Large-Cap    Equity    Tollkeeper  Strategy      Income
                         Variable  Variable   Variable     Variable     Variable    Variable    Variable   Variable     Variable
                         Account   Account   Account (1) Account (2)  Account (1)   Account   Account (1)  Account      Account
                        ----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS
 Net investment
 income..............     $1,226       $12        $16       $22,131          $17     $4,305                 $15,492      $20,983
 Net realized gain
 (loss) from
 security
 transactions........      1,368     2,174         33        37,014         (899)     4,154        ($39)      1,836        6,806
 Net unrealized
 appreciation
 (depreciation)
 on investments......    (11,733)  (12,692)        13      (130,859)      (1,783)   (28,706)     (2,237)    (16,234)     (43,571)
                        ----------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations......     (9,139)  (10,506)        62       (71,714)      (2,665)   (20,247)     (2,276)      1,094      (15,782)
                        ----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums............      9,760     5,600        834        38,899        4,114     17,220       1,210      15,754       33,109
 Transfers between
 variable accounts,
 net.................      6,623     8,725      5,218        16,628       20,341     14,858       7,035      (1,013)       1,768
 Transfers--policy
 charges and
 deductions..........     (2,604)   (1,542)      (157)      (14,915)        (794)    (4,462)       (272)     (6,614)     (11,919)
 Transfers--
 surrenders..........       (944)     (570)        (3)      (12,744)        (114)    (1,490)        (13)     (2,799)      (6,034)
 Transfers--other....       (849)     (480)       (15)       (5,225)        (566)    (1,217)       (264)     (1,215)      (3,641)
                        ----------------------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived from
Policy Transactions..     11,986    11,733      5,877        22,643       22,981     24,909       7,696       4,113       13,283
                        ----------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS...............      2,847     1,227      5,939       (49,071)      20,316      4,662       5,420       5,207       (2,499)
                        ----------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year...     33,035    19,910                  289,069                  59,599                 151,897      225,466
                        ----------------------------------------------------------------------------------------------------------
 End of Year.........    $35,882   $21,137     $5,939      $239,998      $20,316    $64,261      $5,420    $157,104     $222,967
                        ==========================================================================================================

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                          Strategic   Growth               Mid-Cap    Equity   Small-Cap           International   Government
                            Value       LT     Focused 30   Value     Index      Index     REIT        Value       Securities
                          Variable   Variable   Variable   Variable  Variable  Variable  Variable    Variable       Variable
                         Account (1) Account   Account (1) Account   Account    Account  Account    Account (2)     Account
                         -----------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS
 Net investment
 income...............        $1      $86,293        $5       $192     $9,274      $240     $406       $6,503        $1,405
 Net realized gain
 (loss) from
 security
 transactions.........                 54,726        (4)     1,064     27,250       (19)     537        3,605          (359)
 Net unrealized
 appreciation
 (depreciation)
 on investments.......       (11)    (277,267)     (150)     1,946    (81,837)   (1,931)   1,170      (35,319)        1,794
                         -----------------------------------------------------------------------------------------------------
Net Increase
(Decrease)
in Net Assets
Resulting from
Operations............       (10)    (136,248)     (149)     3,202    (45,313)   (1,710)   2,113      (25,211)        2,840
                         -----------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums.............        52       84,921        43      4,295     92,486     4,652    1,931       36,625         4,994
 Transfers between
 variable accounts,
 net..................       861       55,046     1,263     12,071     13,565     8,085    7,479        2,733         4,631
 Transfers--policy
 charges and
 deductions...........        (8)     (30,926)      (18)    (1,042)   (26,801)     (868)    (517)     (11,035)       (1,531)
 Transfers--
 surrenders...........                (17,105)                 (54)   (13,558)     (122)    (251)      (6,805)       (1,229)
 Transfers--other.....       (16)     (11,190)      (34)      (181)    (5,544)     (291)    (167)      (3,276)         (457)
                         -----------------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived from
Policy Transactions...       889       80,746     1,254     15,089     60,148    11,456    8,475       18,242         6,408
                         -----------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE)
IN NET ASSETS.........       879      (55,502)    1,105     18,291     14,835     9,746   10,588       (6,969)        9,248
                         -----------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year....                536,446                5,208    434,565     6,426    2,643      215,349        22,218
                         -----------------------------------------------------------------------------------------------------
 End of Year..........      $879     $480,944    $1,105    $23,499   $449,400   $16,172  $13,231     $208,380       $31,466
                         =====================================================================================================

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                    Managed    Money    High Yield Large-Cap
                                      Bond     Market      Bond      Value   Variable  Variable  Variable  Variable
                                    Variable  Variable   Variable  Variable  Account   Account   Account   Account
                                    Account   Account    Account    Account     I         II       III        IV
                                    -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income............    $8,482    $9,399    $4,404       $217   $1,858    $1,826    $3,567    $1,054
 Net realized gain (loss) from
 security transactions............      (737)      245    (4,022)       785      305     1,170     1,545       318
 Net unrealized appreciation
(depreciation) on investments.....     7,338      (175)   (2,080)       781     (879)   (6,036)   (6,187)   (2,074)
                                    -------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations..    15,083     9,469    (1,698)     1,783    1,284    (3,040)   (1,075)     (702)
                                    -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums.........    20,167   316,982     8,079      5,067    4,882     3,857     3,548     1,298
 Transfers between variable
 accounts, net....................    26,330  (220,717)   (7,770)    12,710    9,591    (7,257)    5,683     2,156
 Transfers--policy charges and
 deductions.......................    (6,394)  (15,498)   (2,543)    (1,110)    (902)     (716)     (713)     (336)
 Transfers--surrenders............    (3,001)  (10,933)   (1,322)      (186)    (636)     (917)     (793)     (515)
 Transfers--other.................    (1,321)   (7,804)     (262)      (565)    (398)     (447)     (519)      (83)
                                    -------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Derived from Policy
Transactions......................    35,781    62,030    (3,818)    15,916   12,537    (5,480)    7,206     2,520
                                    -------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS............................    50,864    71,499    (5,516)    17,699   13,821    (8,520)    6,131     1,818
                                    -------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year................   114,197   131,046    48,032      5,378    9,927    21,622     8,463     6,005
                                    -------------------------------------------------------------------------------
 End of Year......................  $165,061  $202,545   $42,516    $23,077  $23,748   $13,102   $14,594    $7,823
                                    ===============================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                     Aggressive Emerging   Small-Cap             Multi-    Equity    Growth    Mid-Cap
                                       Equity   Markets     Equity     Equity   Strategy   Income      LT       Value
                                      Variable  Variable   Variable   Variable  Variable  Variable  Variable   Variable
                                      Account   Account   Account (1) Account   Account   Account   Account   Account (2)
                                    -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income.............    $2,297       $60     $24,357    $2,430    $12,175   $18,449   $24,658       $10
 Net realized gain (loss) from
 security transactions.............       835      (293)     17,437     1,715      1,903     8,208    25,696       (70)
 Net unrealized appreciation
 (depreciation) on investments.....     3,261     6,681      51,373     8,860     (4,391)   (1,356)  195,153        66
                                    -------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations...     6,393     6,448      93,167    13,005      9,687    25,301   245,507         6
                                    -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums..........     6,178     3,315      31,800     7,890     13,459    27,427    46,518     1,020
 Transfers between variable
 accounts, net (3).................     4,792     1,415     (11,434)   23,369      5,169     7,886    51,856     4,405
 Transfers--policy charges and
 deductions........................    (1,517)     (908)    (11,435)   (2,031)    (6,081)  (10,117)  (16,923)     (151)
 Transfers--surrenders (3).........      (633)     (553)     (8,959)     (577)    (3,028)  (10,670)  (13,700)      (23)
 Transfers--other (3)..............        56       121      (3,740)     (123)    (1,307)   (2,228)   (4,089)      (49)
                                    -------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Derived from Policy
Transactions.......................     8,876     3,390      (3,768)   28,528      8,212    12,298    63,662     5,202
                                    -------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS.........    15,269     9,838      89,399    41,533     17,899    37,599   309,169     5,208
                                    -------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year.................    17,766    10,072     199,670    18,066    133,998   187,867   227,277
                                    -------------------------------------------------------------------------------------
 End of Year.......................   $33,035   $19,910    $289,069   $59,599   $151,897  $225,466  $536,446    $5,208
                                    =====================================================================================

                                       Equity   Small-Cap
                                       Index      Index        REIT
                                      Variable   Variable    Variable
                                      Account   Account (2) Account (2)
                                    -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income.............     $5,600       $95         $82
 Net realized gain (loss) from
 security transactions.............     16,677        37         (15)
 Net unrealized appreciation
 (depreciation) on investments.....     45,834       667        (140)
                                    -----------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations...     68,111       799         (73)
                                    -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums..........     69,793     1,576         327
 Transfers between variable
 accounts, net (3).................     34,183     4,252       2,476
 Transfers--policy charges and
 deductions........................    (19,242)     (168)        (65)
 Transfers--surrenders (3).........    (18,106)       (8)        (13)
 Transfers--other (3)..............     (3,361)      (25)         (9)
                                    -----------------------------------
Net Increase (Decrease) in Net
Assets Derived from Policy
Transactions.......................     63,267     5,627       2,716
                                    -----------------------------------
NET INCREASE IN NET ASSETS.........    131,378     6,426       2,643
                                    -----------------------------------
NET ASSETS
 Beginning of Year.................    303,187
                                    -----------------------------------
 End of Year.......................   $434,565    $6,426      $2,643
                                    ===================================

(1) Formerly named Growth Variable Account.

(2) Operations commenced on January 8, 1999 for the Mid-Cap Value and Small-Cap Index Variable Accounts and on January 19, 1999 for the REIT Variable Account.

(3) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                     International Government Managed    Money    High Yield  Large-Cap
                                         Value     Securities   Bond     Market      Bond       Value    Variable Variable
                                       Variable     Variable  Variable  Variable   Variable   Variable   Account  Account
                                      Account (1)   Account   Account   Account    Account   Account (2)    I        II
                                    ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income.............      $7,401      $1,278     $8,539    $4,600    $3,845        $20       $312   $1,181
 Net realized gain (loss) from
 security transactions.............       8,072           9        353       259    (1,968)        29        254      277
 Net unrealized appreciation
 (depreciation) on investments.....      23,374      (1,640)   (10,865)     (137)     (533)        58      1,374    1,904
                                    ---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations...      38,847        (353)    (1,973)    4,722     1,344        107      1,940    3,362
                                    ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums..........      29,734       3,788     15,623   255,115     9,673        915      1,409    1,432
 Transfers between variable
 accounts, net (3).................       6,433       4,897      6,358  (176,515)   (1,919)     4,593      5,357   14,362
 Transfers--policy charges and
 deductions........................      (8,874)     (1,057)    (4,945)   (9,879)   (2,496)      (177)      (234)    (290)
 Transfers--surrenders (3).........      (7,341)     (2,246)    (2,536)   (8,550)   (1,409)        (3)       (45)    (171)
 Transfers--other (3)..............        (590)         40       (194)   (2,954)     (531)       (57)       (22)     (21)
                                    ---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Derived from Policy
Transactions.......................      19,362       5,422     14,306    57,217     3,318      5,271      6,465   15,312
                                    ---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS.........      58,209       5,069     12,333    61,939     4,662      5,378      8,405   18,674
                                    ---------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year.................     157,140      17,149    101,864    69,107    43,370                 1,522    2,948
                                    ---------------------------------------------------------------------------------------
 End of Year.......................    $215,349     $22,218   $114,197  $131,046   $48,032     $5,378     $9,927  $21,622
                                    =======================================================================================

                                      Variable      Variable
                                      Account       Account
                                        III            IV
                                    -------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income.............      $243          $474
 Net realized gain (loss) from
 security transactions.............       224           646
 Net unrealized appreciation
 (depreciation) on investments.....     1,903           141
                                    -------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations...     2,370         1,261
                                    -------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums..........     1,411           885
 Transfers between variable
 accounts, net (3).................     1,264          (595)
 Transfers--policy charges and
 deductions........................      (327)         (259)
 Transfers--surrenders (3).........      (592)         (251)
 Transfers--other (3)..............      (115)          (22)
                                    -------------------------
Net Increase (Decrease) in Net
Assets Derived from Policy
Transactions.......................     1,641          (242)
                                    -------------------------
NET INCREASE IN NET ASSETS.........     4,011         1,019
                                    -------------------------
NET ASSETS
 Beginning of Year.................     4,452         4,986
                                    -------------------------
 End of Year.......................    $8,463        $6,005
                                    =========================

(1) Formerly named International Variable Account.

(2) Operations commenced on January 8, 1999 for the Large-Cap Value Variable Account.

(3) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is comprised of twenty-six subaccounts called Variable
Accounts: the Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity (formerly Growth), International Large-Cap, Equity, I-Net Tollkeeper, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International Value (formerly International), Government Securities, Managed Bond, Money Market, High Yield Bond, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III and Variable Account IV as of December 31, 2000. The assets in each of the first twenty-two Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the last four Variable Accounts (I-IV) are invested in the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Clifton Enhanced U.S. Equity (formerly Enhanced U.S. Equity) Portfolios, respectively, which are all portfolios of M Fund, Inc. (collectively, the "Funds"). Each portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through E of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account has organized and registered with the Securities and Exchange Commission five new Variable Accounts during 2000: the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value and Focused 30 Variable Accounts. The International Large-Cap Variable Account commenced operations on January 3, 2000, the Diversified Research Variable Account commenced operations on January 4, 2000, the I-Net Tollkeeper Variable Account commenced operations on May 1, 2000, and the Strategic Value and Focused 30 Variable Accounts commenced operations on October 2, 2000.

 On September 22, 2000, the net assets of the Pacific Select Fund Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Pacific Select Fund Managed Bond Portfolio (the "reorganization"). In connection with the reorganization, a total of 657,265 outstanding accumulation units (valued at $8,510,243) of the Bond and Income Variable Account were exchanged for 326,731 accumulation units with equal value of the Managed Bond Variable Account.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

 A. Valuation of Investments

Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 2000, the Funds declared dividends for each portfolio, except for the I-Net Tollkeeper Portfolio, invested by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS' SHARES

 The investment in the Funds' shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account's investments in the Funds as of December 31, 2000 were as follows (amounts in thousands):

                                                                        Variable Accounts
                                        ------------------------------------------------------------------------------------
                                        Aggressive Emerging   Diversified  Small-Cap  International               I-Net
                                          Equity   Markets   Research (1)  Equity (2) Large-Cap (1)  Equity   Tollkeeper (1)
                                        ------------------------------------------------------------------------------------
Total cost of investments at beginning
 of year                                  $28,345   $14,846                 $225,194                 $48,734
Add: Total net proceeds from policy
     transactions                          60,859    25,937      $9,196      253,529     $33,905      45,282       $7,945
     Reinvested distributions from the
     Funds:
     (a) Net investment income                           12          16        1,635          17           4
     (b) Net realized gain                  1,226                             20,496                   4,301
                                        ------------------------------------------------------------------------------------
         Sub-Total                         90,430    40,795       9,212      500,854      33,922      98,321        7,945
Less: Cost of investments disposed
      during the year                      47,504    12,029       3,286      193,873      11,818      16,220          280
                                        ------------------------------------------------------------------------------------
Total cost of investments at end of
 year                                      42,926    28,766       5,926      306,981      22,104      82,101        7,665
Add: Unrealized appreciation
     (depreciation)                        (7,044)   (7,629)         13      (66,983)     (1,783)    (17,840)      (2,237)
                                        ------------------------------------------------------------------------------------
Total market value of investments at
 end of year                              $35,882   $21,137      $5,939     $239,998     $20,321     $64,261       $5,428
                                        ====================================================================================

                                          Multi-    Equity     Strategic     Growth      Focused    Mid-Cap       Equity
                                         Strategy   Income     Value (1)       LT        30 (1)      Value        Index
                                        ------------------------------------------------------------------------------------
Total cost of investments at beginning
 of year                                 $134,934  $186,348                 $266,532                  $5,142     $298,365
Add: Total net proceeds from policy
     transactions                          12,955    32,019        $893      167,633      $1,344      28,091      109,031
     Reinvested distributions from the
     Funds:
     (a) Net investment income              4,104     1,968           1        2,938           5          79        4,352
     (b) Net realized gain                 11,388    19,015                   83,355                     113        4,922
                                        ------------------------------------------------------------------------------------
         Sub-Total                        163,381   239,350         894      520,458       1,349      33,425      416,670
Less: Cost of investments disposed
      during the year                       7,007    11,929           4       32,160          93      11,937       21,633
                                        ------------------------------------------------------------------------------------
Total cost of investments at end of
 year                                     156,374   227,421         890      488,298       1,256      21,488      395,037
Add: Unrealized appreciation
     (depreciation)                           730    (4,454)        (11)      (7,354)       (151)      2,011       54,363
                                        ------------------------------------------------------------------------------------
Total market value of investments at
 end of year                             $157,104  $222,967        $879     $480,944      $1,105     $23,499     $449,400
                                        ====================================================================================

                                        Small-Cap            International Government    Managed     Money      High Yield
                                          Index      REIT      Value (2)   Securities     Bond       Market        Bond
                                        ------------------------------------------------------------------------------------
Total cost of investments at beginning
 of year                                   $5,759    $2,783    $188,119      $23,386    $120,723    $131,293      $50,328
Add: Total net proceeds from policy
     transactions                          22,251    26,537      78,426       13,983      63,553     566,949       27,410
     Reinvested distributions from the
     Funds:
     (a) Net investment income                175       402         305        1,405       8,482       9,399        4,404
     (b) Net realized gain                     65         4       6,198
                                        ------------------------------------------------------------------------------------
         Sub-Total                         28,250    29,726     273,048       38,774     192,758     707,641       82,142
Less: Cost of investments disposed
      during the year                      10,813    17,525      56,580        7,934      28,509     504,674       35,249
                                        ------------------------------------------------------------------------------------
Total cost of investments at end of
 year                                      17,437    12,201     216,468       30,840     164,249     202,967       46,893
Add: Unrealized appreciation
     (depreciation)                        (1,265)    1,030      (8,088)         626         812        (422)      (4,377)
                                        ------------------------------------------------------------------------------------
Total market value of investments at
 end of year                              $16,172   $13,231    $208,380      $31,466    $165,061    $202,545      $42,516
                                        ====================================================================================

                                        Large-Cap
                                          Value       I           II          III          IV
                                        -----------------------------------------------------------
Total cost of investments at beginning
 of year                                   $5,320    $8,485     $19,237       $6,298      $5,315
Add: Total net proceeds from policy
     transactions                          27,909    13,560      22,199       29,655       4,398
     Reinvested distributions from the
     Funds:
     (a) Net investment income                149     1,656       1,701        3,247         889
     (b) Net realized gain                     68       202         125          320         165
                                        -----------------------------------------------------------
         Sub-Total                         33,446    23,903      43,262       39,520      10,767
Less: Cost of investments disposed
      during the year                      11,209       718      26,509       20,905       1,560
                                        -----------------------------------------------------------
Total cost of investments at end of
 year                                      22,237    23,185      16,753       18,615       9,207
Add: Unrealized appreciation
     (depreciation)                           840       563      (3,651)      (4,021)     (1,384)
                                        -----------------------------------------------------------
Total market value of investments at
 end of year                              $23,077   $23,748     $13,102      $14,594      $7,823
                                        ===========================================================

----------------
(1) Operations commenced during 2000 (See Note 1 to Financial Statements).

(2) Small-Cap Equity was formerly named Growth and International Value was formerly named International.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

 Transactions in Separate Account units for the year ended December 31, 2000 and the selected accumulation unit information as of December 31, 2000 were as follows (units in thousands):

                                                          Variable Accounts
                          ----------------------------------------------------------------------------------
                          Aggressive Emerging  Diversified  Small-Cap  International              I-Net
                            Equity   Markets  Research (1)  Equity (2) Large-Cap (1) Equity   Tollkeeper (1)
                          ----------------------------------------------------------------------------------
Total units outstanding
 at beginning of year        2,034     1,835                   4,960                   2,878
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                  653       598         73          597         463         883         131
 (b) Transfers between
     variable accounts,
     net                       398       879        465          255       2,292         757         727
 (c) Transfers--policy
     charges and
     deductions               (175)     (167)       (14)        (229)        (89)       (228)        (31)
 (d) Transfers--
     surrenders                (64)      (62)                   (196)        (13)        (78)         (2)
 (e) Transfers--other          (48)      (55)        (2)         (79)        (64)        (65)        (25)
                          ----------------------------------------------------------------------------------
          Sub-Total            764     1,193        522          348       2,589       1,269         800
                          ----------------------------------------------------------------------------------
Total units outstanding
 at end of year              2,798     3,028        522        5,308       2,589       4,147         800
                          ==================================================================================

Accumulation Unit Value:
 At beginning of year       $16.24    $10.85     $10.00       $58.28      $10.00      $20.71      $10.00
 At end of year             $12.82     $6.98     $11.38       $45.22       $7.85      $15.50       $6.78
                            Multi-    Equity    Strategic     Growth      Focused    Mid-Cap      Equity
                           Strategy   Income    Value (1)       LT           30 (1)   Value       Index
                          ----------------------------------------------------------------------------------
Total units outstanding
 at beginning of year        4,129     4,401                   8,447                     504       8,532
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                  420       659          5        1,379           5         372       1,865
 (b) Transfers between
     variable accounts,
     net                       (27)       36         87          811         134       1,057         255
 (c) Transfers--policy
     charges and
     deductions               (176)     (236)        (1)        (499)         (2)        (90)       (540)
 (d) Transfers--
     surrenders                (75)     (120)                   (271)                     (5)       (274)
 (e) Transfers--other          (32)      (75)        (1)        (194)         (3)        (19)       (110)
                          ----------------------------------------------------------------------------------
          Sub-Total            110       264         90        1,226         134       1,315       1,196
                          ----------------------------------------------------------------------------------
Total units outstanding
 at end of year              4,239     4,665         90        9,673         134       1,819       9,728
                          ==================================================================================


Accumulation Unit Value:
 At beginning of year       $36.79    $51.24     $10.00       $63.51      $10.00      $10.34      $50.93
 At end of year             $37.06    $47.80      $9.78       $49.72       $8.26      $12.92      $46.20
                          Small-Cap           International Government    Managed     Money     High Yield
                            Index      REIT     Value (2)   Securities     Bond      Market        Bond
                          ----------------------------------------------------------------------------------
Total units outstanding
 at beginning of year          547       265      8,016          955       4,684       7,384       1,720
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                  358       163      1,467          198         782      17,195         294
 (b) Transfers between
     variable accounts,
     net                       622       646        119          184       1,020     (11,973)       (282)
 (c) Transfers--policy
     charges and
     deductions                (67)      (43)      (443)         (61)       (248)       (841)        (93)
 (d) Transfers--
     surrenders                 (9)      (20)      (272)         (49)       (116)       (593)        (48)
 (e) Transfers--other          (22)      (13)      (133)         (18)        (51)       (423)        (10)
                          ----------------------------------------------------------------------------------
          Sub-Total            882       733        738          254       1,387       3,365        (139)
                          ----------------------------------------------------------------------------------
Total units outstanding
 at end of year              1,429       998      8,754        1,209       6,071      10,749       1,581
                          ==================================================================================

Accumulation Unit Value:
 At beginning of year       $11.74     $9.99     $26.87       $23.27      $24.38      $17.75      $27.92
 At end of year             $11.32    $13.26     $23.80       $26.03      $27.19      $18.84      $26.89

------
** Accumulation Unit: unit of measure used to calculate the value of a Policy
   Owner's interest in a Variable Account during the accumulation period.

(1) Operations commenced during 2000 (See Note 1 to Financial Statements).

(2) Small-Cap Equity was formerly named Growth and International Value was formerly named International.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                                Variable Accounts
                                ---------------------------------------------------
                                      Large-Cap
                                        Value     I       II     III      IV
                                ---------------------------------------------------
Total units outstanding at
 beginning of year                    494      565     878     452     291
Increase (decrease) in units
 resulting from policy
 transactions:
 (a) Transfer of net premiums         428      276     155     169      67
 (b) Transfers between
     variable accounts, net         1,074      560    (349)    200     111
 (c) Transfers--policy
     charges and deductions           (94)     (52)    (28)    (34)    (17)
 (d) Transfers--surrenders            (16)     (37)    (37)    (37)    (27)
 (e) Transfers--other                 (46)     (24)    (20)    (26)     (4)
                                ---------------------------------------------------
          Sub-Total                 1,346      723    (279)    272     130
                                ---------------------------------------------------
Total units outstanding at
 end of year                        1,840    1,288     599     724     421
                                ===================================================

Accumulation Unit Value:
 At beginning of year                 $10.88   $17.58  $24.62  $18.72  $20.64
 At end of year                       $12.54   $18.44  $21.88  $20.16  $18.58

   INDEPENDENT AUDITORS' REPORT
   ----------------------------

   Pacific Life Insurance Company and Subsidiaries:

   We have audited the accompanying consolidated statements of financial condition of Pacific Life Insurance Company and Subsidiaries (the Company) as of December 31, 2000 and 1999, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

   Deloitte & Touche LLP
   Costa Mesa, CA

   February 26, 2001

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                            December 31,
                                                            2000     1999
----------------------------------------------------------------------------
                                                            (In Millions)
ASSETS
Investments:
  Securities available for sale at estimated fair value:
    Fixed maturity securities                              $15,136  $14,814
    Equity securities                                          179      295
  Trading securities at fair value                              71      100
  Mortgage loans                                             3,026    2,920
  Real estate                                                  243      236
  Policy loans                                               4,680    4,258
  Other investments                                          2,654      883
---------------------------------------------------------------------------
TOTAL INVESTMENTS                                           25,989   23,506
Cash and cash equivalents                                      211      439
Deferred policy acquisition costs                            1,785    1,446
Accrued investment income                                      335      287
Other assets                                                   535      832
Separate account assets                                     25,918   23,613
---------------------------------------------------------------------------
TOTAL ASSETS                                               $54,773  $50,123
===========================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life and investment-type products              $19,410  $19,046
  Future policy benefits                                     4,531    4,386
  Short-term and long-term debt                                359      224
  Other liabilities                                          1,323      939
  Separate account liabilities                              25,918   23,613
---------------------------------------------------------------------------
TOTAL LIABILITIES                                           51,541   48,208
---------------------------------------------------------------------------
Commitments and contingencies
Stockholder's Equity:
  Common stock - $50 par value; 600,000 shares authorized,
   issued and outstanding                                       30       30
  Paid-in capital                                              147      140
  Unearned ESOP shares                                          (6)     (12)
  Retained earnings                                          3,030    2,035
  Accumulated other comprehensive income (loss)                 31     (278)
---------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                                   3,232    1,915
---------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                 $54,773  $50,123
===========================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                      Years Ended December 31,
                                                       2000     1999     1998
-------------------------------------------------------------------------------
                                                           (In Millions)
REVENUES
Universal life and investment-type product policy
 fees                                                  $  769   $  654   $  525
Insurance premiums                                        552      484      537
Net investment income                                   1,615    1,473    1,414
Net realized investment gains                           1,002      102       40
Commission revenue                                        270      234      220
Other income                                              209      145      112
-------------------------------------------------------------------------------
TOTAL REVENUES                                          4,417    3,092    2,848
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Interest credited to universal life and investment-
 type products                                            934      904      881
Policy benefits paid or provided                          879      735      757
Commission expenses                                       576      485      387
Operating expenses                                        575      453      468
-------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                             2,964    2,577    2,493
-------------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES                1,453      515      355
Provision for income taxes                                458      144      113
-------------------------------------------------------------------------------

NET INCOME                                             $  995   $  371   $  242
===============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                Accumulated Other
                                                                           Comprehensive Income (Loss)
                                                                     ---------------------------------------
                                                                      Unrealized                Unrealized
                                                                      Gain/(Loss)    Foreign      Gain on
                                                   Unearned          On Securities  Currency    Interest in
                                    Common Paid-in   ESOP   Retained Available for Translation     PIMCO
                                    Stock  Capital  Shares  Earnings   Sale, Net   Adjustment  Advisors L.P. Total
-------------------------------------------------------------------------------------------------------------------
                                                                     (In Millions)
BALANCES, JANUARY 1, 1998            $30    $120             $1,422      $578          $(3)                  $2,147
Comprehensive income:
  Net income                                                    242                                             242
  Other comprehensive income (loss)                                       (71)           4                      (67)
                                                                                                             ------
Total comprehensive income                                                                                      175
Issuance of partnership units by
 PIMCO Advisors L.P.                           6                                                                  6
-------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 1998           30     126              1,664       507            1                    2,328
Comprehensive loss:
  Net income                                                    371                                             371
  Other comprehensive loss                                               (785)          (1)                    (786)
                                                                                                             ------
Total comprehensive loss                                                                                       (415)
Issuance of partnership units by
 PIMCO Advisors L.P.                          11                                                                 11
Capital contribution                           3                                                                  3
Purchase of ESOP note                                $(13)                                                      (13)
Allocation of unearned ESOP Shares                      1                                                         1
-------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 1999           30     140      (12)    2,035      (278)          -                     1,915
Comprehensive income:
  Net income                                                    995                                             995
  Other comprehensive income (loss)                                       236           (4)         $77         309
                                                                                                             ------
Total comprehensive income                                                                                    1,304
Issuance of partnership units by
 PIMCO Advisors L.P.                           5                                                                  5
Allocation of unearned ESOP Shares             2        6                                                         8
-------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 2000          $30    $147     $ (6)   $3,030      $(42)         $(4)         $77      $3,232
===================================================================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                   Years Ended December 31,
                                                   2000        1999      1998
--------------------------------------------------------------------------------
                                                         (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                          $   995   $   371   $   242
Adjustments to reconcile net income to net cash
 provided by operating activities:
  Amortization on fixed maturity securities             (72)      (78)      (39)
  Depreciation and other amortization                    36        21        26
  Earnings of equity method investees                   (23)      (93)      (99)
  Deferred income taxes                                 424        (8)      (21)
  Net realized investment gains                      (1,002)     (102)      (40)
  Net change in deferred policy acquisition costs      (339)     (545)     (172)
  Interest credited to universal life and invest-
   ment-type products                                   934       904       881
  Change in trading securities                           29        (3)      (14)
  Change in accrued investment income                   (48)      (28)        3
  Change in future policy benefits                      145        58       (10)
  Change in other assets and liabilities                 86       206       102
--------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES             1,165       703       859
--------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale:
  Purchases                                          (2,903)   (4,173)   (4,331)
  Sales                                               1,595     2,334     2,209
  Maturities and repayments                           1,601     1,400     2,222
Repayments of mortgage loans                            700       681       335
Proceeds from sales of mortgage loans and real
 estate                                                   1        24        43
Purchases of mortgage loans and real estate            (806)     (886)   (1,246)
Distributions from partnerships                          62       138       120
Change in policy loans                                 (422)     (255)     (130)
Cash received from acquisition of insurance block
 of business                                                      165
Other investing activity, net                          (720)      255      (466)
--------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                  (892)     (317)   (1,244)
--------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                               Years Ended December 31,
(Continued)                                     2000      1999      1998
--------------------------------------------------------------------------
                                                    (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                    $  4,090  $  4,453  $  4,007
  Withdrawals                                   (4,734)   (4,322)   (3,771)
Net change in short-term and long-term debt        135      (220)      192
Purchase of ESOP note                                        (13)
Allocation of unearned ESOP shares                   8         1
--------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING
 ACTIVITIES                                       (501)     (101)      428
--------------------------------------------------------------------------

Net change in cash and cash equivalents           (228)      285        43
Cash and cash equivalents, beginning of year       439       154       111
--------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF YEAR        $    211  $    439  $    154
==========================================================================

SUPPLEMENTAL SCHEDULE OF INVESTING AND FINANCING ACTIVITIES

In connection with the acquisition of an annuity block of business in 1999, as discussed in Note 4, the following assets and liabilities were assumed:

     Fixed maturity securities                          $  1,593
     Cash and cash equivalents                               165
     Other assets                                            100
                                                        --------
        Total assets assumed                            $  1,858
                                                        ========

     Annuity reserves                                   $  1,847
     Other liabilities                                        11
                                                        --------
        Total liabilities assumed                       $  1,858
                                                        ========

==========================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Income taxes paid                             $     74  $     83  $    128
Interest paid                                 $     28  $     23  $     24
==========================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION AND DESCRIPTION OF BUSINESS

   Pacific Life Insurance Company (Pacific Life) was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate stock holding company. PMHC and Pacific LifeCorp were organized pursuant to consent received from the Insurance Department of the State of California and the implementation of a plan of conversion to form a mutual holding company structure in 1997 (the Conversion).

   Pacific Life and its subsidiaries and affiliates have primary business operations which consist of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations, and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans.

   BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) and include the accounts of Pacific Life and its majority owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated. Pacific Life prepares its regulatory financial statements based on accounting practices prescribed or permitted by the Insurance Department of the State of California. These consolidated financial statements differ from those filed with regulatory authorities (Note 2).

   NEW ACCOUNTING PRONOUNCEMENTS

   On January 1, 2000, the Company adopted the American Institute of Certified Public Accountants Statement of Position (SOP) 98-7, Deposit Accounting:
   Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk. SOP 98-7 provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk under a method referred to as deposit accounting. Adoption of this SOP did not have a material impact on the Company's consolidated financial statements.

   In September 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standard (SFAS) No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - a replacement of FASB Statement No. 125. SFAS No. 140 revises the standards of accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosures, but it carries over most of SFAS No. 125's provisions without reconsideration. It is effective for transfers of financial assets and extinguishments of liabilities occurring after March 31, 2001 and is effective for recognition and reclassification of collateral for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. Implementation of SFAS No. 140 is not expected to have a material impact on the Company's consolidated financial statements.

   Effective January 1, 2001, the Company will adopt the requirements of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of FASB Statement No. 133, and supplemented by implementation guidance issued by the FASB's Derivatives Implementation Group. SFAS No. 133 requires, among other things, that all derivatives be recognized as either assets or liabilities and measured at estimated fair value. The corresponding derivative gains and losses should be reported based upon the hedge

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   relationship, if such a relationship exists. Changes in the estimated fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133 are required to be reported in income. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk, the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Implementation of SFAS No. 133, as amended, is not expected to have a material impact on the Company's consolidated financial statements. However, the FASB's Derivative Implementation Group continues to deliberate on multiple issues, the resolution of which could have a significant impact on the Company's expectations.

   INVESTMENTS

   Available for sale fixed maturity securities and equity securities are reported at estimated fair value, with unrealized gains and losses, net of deferred income taxes and adjustments related to deferred policy acquisition costs, recorded as a component of other comprehensive income
   (loss). The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. Trading securities are reported at fair value with unrealized gains and losses included in net realized investment gains.

   For mortgage-backed securities included in fixed maturity securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

   Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized investment gains.

   Derivative financial instruments are carried at estimated fair value. Unrealized gains and losses of derivatives used to hedge securities classified as available for sale are recorded as a component of other comprehensive income (loss), similar to the accounting of the underlying hedged assets. Realized gains and losses on derivatives used for hedging are deferred and amortized over the average life of the related hedged assets or liabilities. Unrealized gains and losses of other derivatives are included in net realized investment gains.

   Mortgage loans, net of valuation allowances, and policy loans are stated at unpaid principal balances.

   Real estate is carried at depreciated cost, net of writedowns, or, for real estate acquired in satisfaction of debt, estimated fair value less estimated selling costs at the date of acquisition, if lower than the related unpaid balance.

   Partnership and joint venture interests in which the Company does not have a controlling interest or a majority ownership are generally recorded using the equity method of accounting and are included in other investments.

   Investments in Low Income Housing Tax Credits (LIHTC) are included in other investments. These investments are recorded under either the effective interest method or the equity method. For investments in LIHTC recorded under the effective interest method, the amortization of the original investment and the tax credits are recorded in the provision for income taxes. For investments in LIHTC recorded under the equity method, the amortization of the initial investment is included in net investment income and the related tax credits are recorded in the provision for income taxes. The amortization recorded in net investment income was $33 million, $22 million and $11 million for the years ended December 31, 2000, 1999 and 1998, respectively.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   The Company, through its wholly owned subsidiary Pacific Asset Management LLC and subsidiaries (PAM), had an approximate 33% beneficial ownership interest in PIMCO Advisors L.P. (PIMCO Advisors) as of December 31, 1999 and May 4, 2000, through the direct and indirect ownership of PIMCO Advisors' Class A limited partnership units (Class A units). This interest was accounted for using the equity method through May 4, 2000.

   On May 5, 2000, a transaction was closed whereby Allianz of America, Inc. (Allianz), a subsidiary of Allianz AG, acquired substantially all interests in PIMCO Advisors other than those beneficially owned by PAM. PAM exchanged its Class A units for a new security, PIMCO Advisors Class E limited partnership units (Class E units). This exchange resulted in a realized, pretax nonmonetary exchange gain of $1,082 million, based on the fair value of the Class A units exchanged, or $38.75 per unit, the per unit value that Allianz paid to acquire its interest in PIMCO Advisors. This gain is included in net realized investment gains for the year ended December 31, 2000. A net deferred tax liability in the amount of $365 million was also established.

   As a result of this transaction, the Company has virtually no influence over PIMCO Advisors' operating and financial policies. Effective May 5, 2000, the interest in PIMCO Advisors is being accounted for using the cost method. The interest in PIMCO Advisors, which is included in other investments, is being reported at estimated fair value, as determined by the put and call option price described below. An unrealized gain of $124 million, net of deferred income taxes of $47 million, is reported as a component of other comprehensive income (loss).

   In connection with this transaction, PAM entered into a Continuing Investment Agreement with Allianz with respect to its interest in PIMCO Advisors. The interest in PIMCO Advisors held by PAM is subject to put and call options held by PAM and Allianz, respectively. The put option gives PAM the right to require Allianz, on the last business day of each calendar quarter, to purchase all of the interest in PIMCO Advisors held by PAM. The put option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14. The call option gives Allianz the right to require PAM, on any January 31, April 30, July 31, or October 31, beginning on January 31, 2003, to sell its interest in PIMCO Advisors to Allianz. The call option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14 and can be exercised only if the call per unit value reaches a minimum value.

   CASH AND CASH EQUIVALENTS

   Cash and cash equivalents include all liquid debt instruments with an original maturity of three months or less.

   DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new insurance business, principally commissions, medical examinations, underwriting, policy issue and other expenses, all of which vary with and are primarily related to the production of new business, have been deferred. For universal life and investment-type products, such costs are generally amortized over the expected life of the contract in proportion to the present value of expected gross profits using the assumed crediting rate. Adjustments are reflected in income or equity in the period the Company experiences deviations in gross profit assumptions. Adjustments directly affecting equity result from experience deviations due to changes in unrealized gains and losses in investments classified as available for sale. For traditional life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions consistent with those used in computing policy reserves.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   Components of deferred policy acquisition costs are as follows:

                                                  Years Ended December 31,
                                                    2000      1999     1998
                                                  ---------------------------
                                                       (In Millions)
        Balance, January 1                          $1,446    $  901    $717
        Additions:
          Capitalized during the year                  621       538     275
          Acquisition of insurance block of
           business                                               75
                                                  --------------------------
        Total additions                                621       613     275
                                                  --------------------------
        Amortization:
          Allocated to commission expenses            (174)     (112)    (68)
          Allocated to operating expenses              (54)      (49)    (29)
          Allocated to unrealized gains (losses)       (54)       93       6
                                                  --------------------------
        Total amortization                            (282)      (68)    (91)
                                                  --------------------------
        Balance, December 31                        $1,785  $  1,446    $901
                                                  ==========================

   UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   Universal life and investment-type products, including guaranteed interest contracts and funding agreements, are valued using the retrospective deposit method and consist principally of deposits received plus interest credited less accumulated assessments. Interest credited to these policies primarily ranged from 4.0% to 8.4% during 2000, 1999 and 1998.

   FUTURE POLICY BENEFITS

   Life insurance reserves are valued using the net level premium method. Interest rate assumptions ranged from 4.5% to 9.3% for 2000, 1999 and 1998. Mortality, morbidity and withdrawal assumptions are generally based on the Company's experience, modified to provide for possible unfavorable deviations. Future dividends for participating business are provided for in the liability for future policy benefits. Dividends to policyholders are included in policy benefits paid or provided.

   Dividends are accrued based on dividend formulas approved by the Board of Directors and reviewed for reasonableness and equitable treatment of policyholders by an independent consulting actuary. As of December 31, 2000 and 1999, participating experience rated policies paying dividends represent less than 1% of direct written life insurance in force.

   REVENUES, BENEFITS AND EXPENSES

   Insurance premiums are recognized as revenue when due. Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

   Generally, receipts for universal life and investment-type products are classified as deposits. Policy fees from these contracts include mortality charges, surrender charges and earned policy service fees. Expenses related to these products include interest credited to account balances and benefit amounts in excess of account balances.

   Commission revenue from Pacific Life's broker-dealer subsidiaries is recorded on the trade date.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   DEPRECIATION AND AMORTIZATION

   Depreciation of investment real estate is computed on the straight-line method over the estimated useful lives, which range from 5 to 30 years. Certain other assets are depreciated or amortized on the straight-line method over periods ranging from 3 to 40 years. Depreciation of investment real estate is included in net investment income. Depreciation and amortization of certain other assets is included in operating expenses.

   INCOME TAXES

   Pacific Life is taxed as a life insurance company for income tax purposes. Pacific Life and its includable subsidiaries are included in the consolidated income tax returns of PMHC and are allocated an expense or benefit based principally on the effect of including their operations in the consolidated provisions. Deferred income taxes are provided for timing differences in the recognition of revenues and expenses for financial reporting and income tax purposes.

   SEPARATE ACCOUNTS

   Separate account assets are recorded at estimated fair value and the related liabilities represent segregated contract owner funds maintained in accounts with individual investment objectives. The investment results of separate account assets generally pass through to separate account contract owners.

   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair value of financial instruments, disclosed in Notes 5, 6 and 7, has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

   RISKS AND UNCERTAINTIES

   The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, investment market risk, credit risk and legal and regulatory changes.

   Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize losses. The Company controls its exposure to this risk by, among other things, asset/liability matching techniques that attempt to match the duration of assets and liabilities and utilization of derivative instruments. Additionally, the Company includes contractual provisions limiting withdrawal rights for certain of its products. A substantial portion of the Company's liabilities are not subject to surrender or can be surrendered only after deduction of a surrender charge or a market value adjustment.

   Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. The credit risk of financial instruments is controlled through credit approval procedures, limits and ongoing monitoring. Real estate and mortgage loan investment risks are limited by diversification of geographic location and property type. Management does not believe that significant concentrations of credit risk exist.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   The Company is also exposed to credit loss in the event of nonperformance by the counterparties to interest rate swap contracts and other derivative securities. The Company manages this risk through credit approvals and limits on exposure to any specific counterparty. However, the Company does not anticipate nonperformance by the counterparties.

   The Company is subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives which can result in additional, unanticipated expense to the Company. Existing Federal laws and regulations affect the taxation of life insurance or annuity products and insurance companies. There can be no assurance as to what, if any, cases might be decided or future legislation might be enacted, or if decided or enacted, whether such cases or legislation would contain provisions with possible negative effects on the Company's life insurance or annuity products.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   RECLASSIFICATIONS

   Certain prior year amounts have been reclassified to conform to the 2000 financial statement presentation.

2.  STATUTORY RESULTS

   The following are reconciliations of statutory capital and surplus, and statutory net income for Pacific Life, as calculated in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of California, to the amounts reported as stockholder's equity and net income included on the accompanying consolidated financial statements:

                                                          December 31,
                                                           2000    1999
                                                          --------------
                                                          (In Millions)
         Statutory capital and surplus                    $1,678  $1,219
           Deferred policy acquisition costs               1,764   1,399
           Asset valuation reserve                           524     232
           Deferred income taxes                             181     305
           Non admitted assets                               115      83
           Subsidiary equity                                  50      25
           Accumulated other comprehensive income (loss)      31    (278)
           Surplus notes                                    (150)   (150)
           Insurance and annuity reserves                   (767)   (845)
           Other                                            (194)    (75)
                                                          --------------
         Stockholder's equity as reported herein          $3,232  $1,915
                                                          ==============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS (Continued)


                                               Years Ended December 31,
                                                2000      1999      1998
                                              ----------------------------
                                                    (In Millions)
         Statutory net income                 $    141  $    168  $    188
           Earnings of subsidiaries                674       (27)      (33)
           Deferred policy acquisition costs       393       379       177
           Deferred income taxes                   (87)       (3)       18
           Insurance and annuity reserves         (106)     (184)     (145)
           Other                                   (20)       38        37
                                              ----------------------------
         Net income as reported herein        $    995  $    371  $    242
                                              ============================

   RISK-BASED CAPITAL

   Risk-based capital is a method developed by the National Association of Insurance Commissioners (NAIC) to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. The adequacy of a company's actual capital is measured by the risk-based capital results, as determined by the formulas. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2000 and 1999, Pacific Life and Pacific Life & Annuity Company (PL&A), a wholly owned Arizona domiciled life insurance subsidiary of Pacific Life, exceeded the minimum risk-based capital requirements.

   CODIFICATION

   In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (Codification). Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Insurance Departments of the States of Arizona and California will require adoption of Codification for the preparation of statutory financial statements effective January 1, 2001. The impact of adopting Codification will be reported as an adjustment to statutory surplus on the effective date. The Company has not yet finalized the effects of adopting Codification, but anticipates that there will not be any adverse effect on the statutory surplus of Pacific Life or PL&A.

   PERMITTED PRACTICE

   Effective May 5, 2000, the Insurance Department of the State of California approved a permitted practice allowing Pacific Life to apply the accounting guidance promulgated for limited liability companies in Statement of Statutory Accounting Principle (SSAP) No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and SSAP No. 46, Investments in Subsidiary, Controlled and Affiliated Entities, prior to the effective date of Codification, for its investment in PAM. Under this permitted practice, PAM is accounted for using the equity method of accounting. The permitted practice also required that the equity of PAM be adjusted for any tax effects not recorded at PAM due to its limited liability company structure.

   Prior to May 5, 2000, net cash distributions received on PAM's interest in PIMCO Advisors were recorded as income, as permitted by the Insurance Department of the State of California.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS (Continued)

   DIVIDEND RESTRICTIONS

   Dividend payments by Pacific Life to Pacific LifeCorp in any 12-month period cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Insurance Department of the State of California. Based on this limitation and 2000 statutory results, Pacific Life could pay $161 million in dividends in 2001 without prior approval. No dividends were paid during 2000, 1999 and 1998.

   The maximum amount of ordinary dividends that can be paid by PL&A without restriction cannot exceed the lesser of 10% of statutory surplus as regards to policyholders, or the statutory net gain from operations. No dividends were paid during 2000, 1999 and 1998. Based on this limitation and 2000 statutory results, PL&A could pay $22 million in dividends in 2001 without prior approval.

3. CLOSED BLOCK

   In connection with the Conversion, an arrangement known as a closed block (the Closed Block) was established, for dividend purposes only, for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale for 1997. The Closed Block was designed to give reasonable assurance to holders of Closed Block policies that policy dividends will not change solely as a result of the Conversion.

   Assets that support the Closed Block, which are primarily included in fixed maturity securities, policy loans and accrued investment income, amounted to $290 million and $294 million as of December 31, 2000 and 1999, respectively. Liabilities allocated to the Closed Block, which are primarily included in future policy benefits, amounted to $330 million and $342 million as of December 31, 2000 and 1999, respectively. The contribution to income from the Closed Block amounted to $6 million, $4 million and $5 million and is primarily included in insurance premiums, net investment income and policy benefits paid or provided for the years ended December 31, 2000, 1999 and 1998, respectively.

4. ACQUISITIONS

   In 1999, Pacific Life acquired a payout annuity block of business from Confederation Life Insurance Company (U.S.) in Rehabilitation, which is currently under rehabilitation (Confederation Life). On the effective date, this block of business consisted of approximately 16,000 annuitants having reserves of $1.8 billion. The assets received as part of this acquisition amounted to $1.6 billion in fixed maturity securities and $0.2 billion in cash. The cost of acquiring this annuity business, representing the amount equal to the excess of the estimated fair value of the reserves assumed over the estimated fair value of the assets acquired, is included in deferred policy acquisition costs.

   During 1999, Pacific Life acquired a 95% interest in Grayhawk Golf Holdings, LLC, which owns 100% of a real estate investment property in Arizona.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale are shown below. The estimated fair value of publicly traded securities is based on quoted market prices. For securities not actively traded, estimated fair values were provided by independent pricing services specializing in matrix pricing and modeling techniques. The Company also estimates certain fair values based on interest rates, credit quality and average maturity or from securities with comparable trading characteristics.

                                                Gross Unrealized
                                      Amortized -----------------  Estimated
                                        Cost     Gains    Losses   Fair Value
                                      ---------------------------------------
                                                  (In Millions)
    As of December 31, 2000:
    ------------------------
    U.S. Treasury securities and
     obligations of
     U.S. government authorities and
     agencies                          $    32      $  2             $    34
    Obligations of states and
     political subdivisions                641        55     $  1        695
    Foreign governments                    302        20        5        317
    Corporate securities                 8,780       258      232      8,806
    Mortgage-backed and asset-backed
     securities                          5,230       101      100      5,231
    Redeemable preferred stock              52         9        8         53
                                      --------------------------------------
    Total fixed maturity securities    $15,037      $445     $346    $15,136
                                      ======================================
    Total equity securities            $   173      $ 18     $ 12    $   179
                                      ======================================
    As of December 31, 1999:
    ------------------------
    U.S. Treasury securities and
     obligations of
     U.S. government authorities and
     agencies                          $    93      $  9     $  1    $   101
    Obligations of states and
     political subdivisions                642        13       28        627
    Foreign governments                    285        11        7        289
    Corporate securities                 8,740       220      387      8,573
    Mortgage-backed and asset-backed
     securities                          5,324        34      251      5,107
    Redeemable preferred stock             108        14        5        117
                                      --------------------------------------
    Total fixed maturity securities    $15,192      $301     $679    $14,814
                                      ======================================
    Total equity securities            $   269      $ 57     $ 31    $   295
                                      ======================================


                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS (Continued)

   The amortized cost and estimated fair value of fixed maturity securities available for sale as of December 31, 2000, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Amortized Estimated
                                                     Cost    Fair Value
                                                   --------------------
                                                      (In Millions)
        Due in one year or less                     $   538    $   545
        Due after one year through five years         3,669      3,749
        Due after five years through ten years        2,833      2,835
        Due after ten years                           2,767      2,776
                                                   -------------------
                                                      9,807      9,905
        Mortgage-backed and asset-backed
         securities                                   5,230      5,231
                                                   -------------------
        Total                                       $15,037    $15,136
                                                   ===================

   Major categories of investment income are summarized as follows:

                                               Years Ended December 31,
                                                 2000    1999    1998
                                               ------------------------
                                                    (In Millions)
        Fixed maturity securities                $1,109  $1,030  $  930
        Equity securities                            13      15      14
        Mortgage loans                              225     205     175
        Real estate                                  61      46      38
        Policy loans                                182     159     161
        Other                                       155     132     203
                                               ------------------------
          Gross investment income                 1,745   1,587   1,521
        Investment expense                          130     114     107
                                               ------------------------
          Net investment income                  $1,615  $1,473  $1,414
                                               ========================


                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS (Continued)

   Net realized investment gain, including changes in valuation allowances, are as follows:

                                                     Years Ended
                                                     December 31,
                                                    2000   1999 1998
                                                   -----------------
                                                    (In Millions)
        Fixed maturity securities                  $    2  $ 16 $  8
        Equity securites                              (13)   58   35
        Mortgage loans                                 11    10  (11)
        Real estate                                    (3)   18    1
        Interest in PIMCO Advisors (Note 1)         1,082
        Other investments                             (77)         7
                                                   -----------------
        Total                                      $1,002  $102 $ 40
                                                   =================

   The change in gross unrealized gain on investments in available for sale and trading securities is as follows:

                                                     December 31,
                                                  2000   1999    1998
                                                  --------------------
                                                    (In Millions)
        Available for sale securities:
          Fixed maturity                          $477  $ ( 925) $(229)
          Equity                                   (20)    (157)    63
                                                  --------------------
        Total                                     $457  $(1,082) $(166)
                                                  --------------------
        Trading securities                        $  6  $     0  $   3
                                                  ====================

   Gross gains of $125 million, $188 million and $113 million and gross losses of $44 million, $62 million and $39 million on sales of available for sale securities were realized for the years ended December 31, 2000, 1999 and 1998, respectively.

   As of December 31, 2000 and 1999, investments in fixed maturity securities with a carrying value of $13 million were on deposit with state insurance departments to satisfy regulatory requirements. The Company's interest in PIMCO Advisors (Note 1) exceeds 10% of total stockholder's equity as of December 31, 2000.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FINANCIAL INSTRUMENTS

   The estimated fair values of the Company's financial instruments are as follows:

                                         December 31, 2000   December 31, 1999
                                        ------------------- -------------------
                                        Carrying  Estimated Carrying  Estimated
                                        Amount   Fair Value   Amount Fair Value
                                        ---------------------------------------
                                                     (In Millions)
    Assets:
      Fixed maturity and equity
       securities (Note 5)              $15,315   $15,315   $15,109   $15,109
      Trading securities                     71        71       100       100
      Mortgage loans                      3,026     3,246     2,920     2,984
      Policy loans                        4,680     4,680     4,258     4,258
      Cash and cash equivalents             211       211       439       439
      Interest in PIMCO Advisors (Note
       1)                                 1,548     1,548
      Derivative instruments (Note 7)        15        15        44        44
    Liabilities:
      Guaranteed interest contracts       6,676     6,803     6,365     6,296
      Deposit liabilities                   470       483       545       534
      Annuity liabilities                 1,114     1,114     1,305     1,305
      Short-term debt                       195       195        60        60
      Long-term debt                        164       166       164       164
      Derivative instruments (Note 7)       445       445       230       230

   The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2000 and 1999:

   TRADING SECURITIES

   The fair value of trading securities is based on quoted market prices.

   MORTGAGE LOANS

   The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate which is applicable to the yield, credit quality and average maturity of the composite portfolio.

   POLICY LOANS

   The carrying amounts of policy loans are a reasonable estimate of their fair values because interest rates are generally variable and based on current market rates.

   CASH AND CASH EQUIVALENTS

   The carrying values approximate fair values due to the short-term maturities of these instruments.

   GUARANTEED INTEREST CONTRACTS AND DEPOSIT LIABILITIES

   The estimated fair value of fixed maturity guaranteed interest contracts is estimated using the rates currently offered for deposits of similar remaining maturities. The estimated fair value of deposit liabilities with no defined maturities is the amount payable on demand.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FINANCIAL INSTRUMENTS (Continued)

   ANNUITY LIABILITIES

   The estimated fair value of annuity liabilities approximates carrying value and primarily includes policyholder deposits and accumulated credited interest.

   SHORT-TERM DEBT

   The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.

   LONG-TERM DEBT

   The estimated fair value of surplus notes (Note 10) is based on market quotes. The carrying amount of other long-term debt is a reasonable estimate of its fair value because the interest on the debt is approximately the same as current market rates.

   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

   Pacific Life has issued certain contracts to 401(k) plans totaling $1.7 billion as of December 31, 2000, pursuant to the terms of which the 401(k) plan retains direct ownership and control of the assets related to these contracts. Pacific Life agrees to provide benefit responsiveness in the event that plan benefit requests exceed plan cash flows. In return for this guarantee, Pacific Life receives a fee which varies by contract. Pacific Life sets the investment guidelines to provide for appropriate credit quality and cash flow matching.

7. DERIVATIVE INSTRUMENTS

   Derivatives are financial instruments whose value or cash flows are derived from another source, such as an underlying security. They can facilitate total return and, when used for hedging, they achieve the lowest cost and most efficient execution of positions. Derivatives can also be used as leverage by using very large notional amounts or by creating formulas that multiply changes in the underlying security. The Company's approach is to avoid highly leveraged or overly complex investments. The Company utilizes certain derivative financial instruments to diversify its business risk and to minimize its exposure to fluctuations in market prices, interest rates or basis risk, as well as for facilitating total return. Risk is limited through modeling derivative performance in product portfolios for hedging and setting loss limits in total return portfolios.

   Derivatives used by the Company involve elements of credit risk and market risk in excess of amounts recognized on the accompanying consolidated financial statements. The notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. The estimated fair values of these instruments are based on dealer quotations or internal price estimates believed to be comparable to dealer quotations. These amounts estimate what the Company would have to pay or receive if the contracts were terminated at that time. The Company determines, on an individual counterparty basis, the need for collateral or other security to support financial instruments with off-balance sheet counterparty risk.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   Outstanding derivatives with off-balance sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values as of December 31, 2000 and 1999 are as follows:

                                                          Assets (Liabilities)
                                                -----------------------------------------
                                 Notional or    Carrying  Estimated  Carrying  Estimated
                              Contract Amounts   Value    Fair Value  Value    Fair Value
                              ----------------- --------  ---------- --------  ----------
                                2000     1999     2000       2000      1999       1999
                              -----------------------------------------------------------
                                                    (In Millions)
    Interest rate floors,
     caps, options
     and swaptions              $  715   $1,003   $  15      $  15     $   5       $   5
    Interest rate swap
     contracts                   2,649    2,867     (89)       (89)       39          39
    Asset swap contracts            87       58      (3)        (3)       (4)         (4)
    Credit default and total
     return swaps                3,809    2,062    (129)      (129)      (43)        (43)
    Financial futures
     contracts                      26      677
    Foreign currency
     derivatives                 2,488    1,685    (224)      (224)     (183)       (183)
                              ----------------------------------------------------------
     Total derivatives          $9,774   $8,352   $(430)     $(430)    $(186)      $(186)
                              ==========================================================

   A reconciliation of the notional or contract amounts and discussion of the various derivative instruments are as follows:

                                   Balance               Terminations Balance
                                  Beginning                  and      End of
                                   of Year  Acquisitions  Maturities   Year
                                  -------------------------------------------
                                                 (In Millions)
    December 31, 2000:
    ------------------
    Interest rate floors, caps,
     options and swaptions         $1,003      $  160       $  448    $  715
    Interest rate swap contracts    2,867       2,420        2,638     2,649
    Asset swap contracts               58          45           16        87
    Credit default and total
     return swaps                   2,062       2,853        1,106     3,809
    Financial futures contracts       677       2,731        3,382        26
    Foreign currency derivatives    1,685       1,079          276     2,488
                                  ------------------------------------------
     Total                         $8,352      $9,288       $7,866    $9,774
                                  ==========================================
    December 31, 1999:
    ------------------
    Interest rate floors, caps,
     options and swaptions         $2,653      $  671       $2,321    $1,003
    Interest rate swap contracts    2,608       1,226          967     2,867
    Asset swap contracts               63           8           13        58
    Credit default and total
     return swaps                     650       1,617          205     2,062
    Financial futures contracts       609       5,587        5,519       677
    Foreign currency derivatives    1,131         874          320     1,685
                                  ------------------------------------------
     Total                         $7,714      $9,983       $9,345    $8,352
                                  ==========================================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   The following table presents the notional amounts of derivative financial instruments by maturity as of December 31, 2000:

                                          Remaining Life
                           ---------------------------------------------
                                     After One    After Five
                           One Year Year Through Years Through After Ten
                           or Less   Five Years    Ten Years     Years   Total
                           ----------------------------------------------------
                                              (In Millions)
    Interest rate floors,
     caps, options and
     swaptions              $   15     $  450       $  250               $  715
    Interest rate swap
     contracts                  43      1,204        1,109      $  293    2,649
    Asset swap contracts         4         83                                87
    Credit default and
     total return swaps        962      2,265          240         342    3,809
    Financial futures
     contracts                  26                                           26
    Foreign currency
     derivatives                44        813        1,205         426    2,488
                           ----------------------------------------------------
    Total                   $1,094     $4,815       $2,804      $1,061   $9,774
                           ====================================================

   Interest Rate Floors, Caps, Options and Swaptions
   -------------------------------------------------

   The Company uses interest rate floors, caps, options and swaptions to hedge against fluctuations in interest rates and to take positions in its total return portfolios. Interest rate floor agreements entitle the Company to receive the difference when the current rate of the underlying index is below the strike rate. Interest rate cap agreements entitle the Company to receive the difference when the current rate of the underlying index is above the strike rate. Options purchased involve the right, but not the obligation, to purchase the underlying securities at a specified price during a given time period. Swaptions are options to enter into a swap transaction at a specified price. The Company uses written covered call options on a limited basis. Gains and losses on covered calls are offset by gains and losses on the underlying position. Floors, caps and options are reported as assets and options written are reported as liabilities. Cash requirements for these instruments are generally limited to the premium paid by the Company at acquisition. The purchase premium of these instruments is amortized on a constant effective yield basis and included as a component of net investment income over the term of the agreement.

   Interest Rate Swap Contracts
   ----------------------------

   The Company uses interest rate swaps to manage interest rate risk and to take positions in its total return portfolios. The interest rate swap agreements generally involve the exchange of fixed and floating rate interest payments or the exchange of floating to floating interest payments tied to different indexes. Generally, no premium is paid to enter into the contract and no principal payments are made by either party. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income over the life of the agreements.

   Asset Swap Contracts
   --------------------

   The Company uses asset swap contracts to manage interest rate and equity risk to better match portfolio duration to liabilities. Asset swap contracts involve the exchange of upside equity potential for fixed income streams. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income over the life of the agreements.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   Credit Default and Total Return Swaps
   -------------------------------------

   The Company uses credit default and total return swaps to take advantage of market opportunities. Credit default swaps involve the receipt of fixed rate payments in exchange for assuming potential credit exposure of an underlying security. Total return swaps involve the exchange of floating rate payments for the total return performance of a specified index or market. Fee amounts received or paid pursuant to these agreements are recognized in net investment income over the life of the agreements.

   Financial Futures Contracts
   ---------------------------

   The Company uses exchange-traded financial futures contracts to hedge cash flow timing differences between assets and liabilities and overall portfolio duration. Assets and liabilities are rarely acquired or sold at the same time, which creates a need to hedge their change in value during the unmatched period. In addition, foreign currency futures may be used to hedge foreign currency risk on non-U.S. dollar denominated securities. Financial futures contracts obligate the holder to buy or sell the underlying financial instrument at a specified future date for a set price and may be settled in cash or by delivery of the financial instrument. Price changes on futures are settled daily through the required margin cash flows. The notional amounts of the contracts do not represent future cash requirements, as the Company intends to close out open positions prior to expiration.

   Foreign Currency Derivatives
   ----------------------------

   The Company enters into foreign exchange forward contracts and swaps to hedge against fluctuations in foreign currency exposure. Foreign currency derivatives involve the exchange of foreign currency denominated payments for U.S. dollar denominated payments. Gains and losses on foreign exchange forward contracts offset losses and gains, respectively, on the related foreign currency denominated assets. The amounts to be received or paid under the foreign currency swaps are accrued and recognized through an adjustment to net investment income over the life of the agreements.

8. UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   The detail of universal life and investment-type product liabilities is as follows:

                                                           December 31,
                                                           2000    1999
                                                          ---------------
                                                           (In Millions)
           Universal life                                 $11,405 $10,808
           Investment-type products                         8,005   8,238
                                                          ---------------
                                                          $19,410 $19,046
                                                          ===============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8. UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS (Continued)

   The detail of universal life and investment-type products policy fees and interest credited, net of reinsurance ceded, is as follows:

                                       Years Ended December 31,
                                        2000     1999     1998
                                      --------------------------
                                            (In Millions)
          Policy fees:
            Universal life                $541     $509     $440
            Investment-type products       228      145       85
                                      --------------------------
          Total policy fees               $769     $654     $525
                                      ==========================
          Interest credited:
            Universal life                $467     $444     $441
            Investment-type products       467      460      440
                                      --------------------------
          Total interest credited         $934     $904     $881
                                      ==========================

9. LIABILITY FOR GROUP HEALTH UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

   Activity in the liability for group health unpaid claims and claim adjustment expenses, which is included in future policy benefits, is summarized as follows:

                                        Years Ended December 31,
                                                2000      1999
                                        --------------------------
                                              (In Millions)
          Balance at January 1                  $116          $137
            Less reinsurance
             recoverables
                                        --------------------------
          Net balance at January 1               116           137
                                        --------------------------
          Incurred related to:
            Current year                         412           377
            Prior years                          (33)          (34)
                                        --------------------------
          Total incurred                         379           343
                                        --------------------------
          Paid related to:
            Current year                         300           287
            Prior years                           65            77
                                        --------------------------
          Total paid                             365           364
                                        --------------------------
          Net balance at December 31             130           116
            Plus reinsurance
             recoverables
                                        --------------------------
          Balance at December 31                $130          $116
                                        ==========================

   As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $33 million and $34 million for the years ended December 31, 2000 and 1999, respectively.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10. SHORT-TERM AND LONG-TERM DEBT

   Pacific Life borrows for short-term needs by issuing commercial paper. There was no commercial paper debt outstanding as of December 31, 2000 and 1999. As of December 31, 2000 and 1999, Pacific Life had a revolving credit facility of $350 million. There was no debt outstanding under the revolving credit facility as of December 31, 2000 and 1999.

   PAM had bank borrowings outstanding of $195 million and $60 million as of December 31, 2000 and 1999, respectively. The interest rate was 6.9% and 6.0% as of December 31, 2000 and 1999, respectively. The amount of the borrowings and the interest rates are reset monthly. The borrowing limit for PAM as of December 31, 2000 and 1999 was $215 million and $100 million, respectively.

   In connection with Pacific Life's acquisition of Grayhawk Golf Holdings, LLC in 1999, the Company assumed a note payable with a maturity date of May 22, 2008. The note bears a fixed rate of interest of 7.6%. The outstanding balance as of December 31, 2000 and 1999 was $15 million.

   Pacific Life has $150 million of long-term debt, which consists of surplus notes outstanding at an interest rate of 7.9% maturing on December 30, 2023. Interest is payable semiannually on June 30 and December 30. The surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. Each payment of interest on and the payment of principal of the surplus notes may be made only with the prior approval of the Insurance Commissioner of the State of California. Interest expense amounted to $12 million for each of the years ended December 31, 2000, 1999 and 1998 and is included in net investment income.

11. INCOME TAXES

   The provision for income taxes is as follows:

                                              Years Ended December 31,
                                               2000     1999      1998
                                             ---------------------------
                                                   (In Millions)
           Current                               $ 34     $152      $134
           Deferred                               424       (8)      (21)
                                             ---------------------------
                                                 $458     $144      $113
                                             ===========================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)

   The sources of the Company's provision for deferred taxes are as follows:

                                                   Years Ended December 31,
                                                    2000      1999      1998
                                                  ----------------------------
                                                        (In Millions)
    Nonmonetary exchange of PIMCO Advisors
     units (Note 1)                                   $447
    Deferred policy acquisition costs                   57      $ 20      $(13)
    Policyholder reserves                               19        51       (30)
    Partnership income                                   3       (25)       21
    Duration hedging                                     3       (30)       21
    Nondeductible reserves                               1         4        28
    Investment valuation                               (19)      (28)      (24)
    Other                                               (5)                 (3)
                                                  ----------------------------
    Deferred taxes from operations                     506        (8)       -
    Release of deferred taxes in connection with
     the nonmonetary exchange of PIMCO Advisors
     units (Note 1)                                    (82)
    Release of subsidiary deferred taxes                                   (21)
                                                  ----------------------------
    Provision for deferred taxes                      $424      $ (8)     $(21)
                                                  ============================

   In connection with the nonmonetary exchange of partnership units at PIMCO Advisors, certain nonoperating deferred taxes previously established were released.

   The Company's acquisition of a controlling interest in a subsidiary allowed such subsidiary to be included in PMHC's consolidated income tax return. That inclusion resulted in the release of certain deferred taxes in 1998.

   A reconciliation of the provision for income taxes based on the prevailing corporate statutory tax rate to the provision reflected in the consolidated financial statements is as follows:

                                                 Years Ended December 31,
                                                  2000      1999      1998
                                                ----------------------------
                                                      (In Millions)
     Provision for income taxes at the
      statutory rate                                $509      $180      $124
       State income taxes                             25
       Nontaxable investment income                   (6)       (7)       (4)
       Low income housing tax credits                (22)      (19)       (4)
       Book to tax basis difference on
        nonmonetary exchange of PIMCO Advisors
        units (Note 1)                               (35)
       Other                                         (13)      (10)       (3)
                                                ----------------------------
     Provision for income taxes                     $458      $144      $113
                                                ============================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)

   The net deferred tax asset (liability), included in other liabilities and other assets as of December 31, 2000 and 1999, respectively, is comprised of the following tax effected temporary differences:

                                                            December 31,
                                                            2000     1999
                                                           ---------------
                                                           (In Millions)
        Deferred tax assets
          Policyholder reserves                              $ 184    $204
          Investment valuation                                  92      73
          Deferred compensation                                 35      35
          Duration hedging                                      18      21
          Postretirement benefits                                8       9
          Dividends                                              7       8
          Other                                                 11      10
                                                           ---------------
        Total deferred tax assets                              355     360

        Deferred tax liabilities
          Nonmonetary exchange of PIMCO Advisors units
           (Note 1)                                            429
          Deferred policy acquisition costs                    101      44
          Partnership income                                    16
          Depreciation                                           2       3
                                                           ---------------
        Total deferred tax liabilities                         548      47
                                                           ---------------
          Net deferred tax asset (liability) from
           operations                                         (193)    313
          Unrealized (gain) loss on securities                 (23)    151
          Issuance of partnership units by PIMCO Advisors              (81)
                                                           ---------------
          Net deferred tax asset (liability)                 $(216)   $383
                                                           ===============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.COMPREHENSIVE INCOME (LOSS)

   The Company displays comprehensive income (loss) and its components on the accompanying consolidated statements of stockholder's equity and as follows. Other comprehensive income (loss) is shown net of reclassification adjustments and net of deferred income taxes. The disclosure of the gross components of other comprehensive income (loss) is as follows:

                                           For the Years Ended December 31,
                                              2000         1999        1998
                                           ------------------------------------
                                                     (In Millions)
    Gross Holding Gain (Loss):
      Holding gain (loss) on securities
       available for sale                       $ 388       $(1,175)      $(58)
      Income tax (expense) benefit               (135)          411         20

    Reclassification adjustment:
      Realized (gain) loss on sale of
       securities available for sale                3           (78)       (43)
      Income tax expense (benefit)                 (2)           28         15
    Allocation of holding (gain) loss
     to deferred policy acquisition costs         (27)           44         (7)
    Income tax (expense) benefit                    9           (15)         2
                                           -----------------------------------
    Net unrealized gain (loss) on
     securities available for sale                236          (785)       (71)

    Foreign currency translation
     adjustment                                    (4)           (1)         4
    Unrealized gain on interest in PIMCO
     Advisors                                      77
                                           -----------------------------------

    Other comprehensive income (loss)           $ 309         $(786)      $(67)
                                           ===================================

13. REINSURANCE

   The Company has reinsurance agreements with other insurance companies for the purpose of diversifying risk and limiting exposure on larger mortality risks or, in the case of a producer-owned reinsurance company, to diversify risk and retain top producing agents. Amounts receivable from reinsurers for reinsurance of future policy benefits, universal life deposits, and unpaid losses is included in other assets. All assets associated with business reinsured on a yearly renewable term and modified coinsurance basis remain with, and under the control of the Company. Amounts recoverable (payable) from (to) reinsurers include the following amounts:

                                                         December 31,
                                                          2000    1999
                                                         --------------
                                                         (In Millions)
      Universal life deposits                              $(66)   $(55)
      Future policy benefits                                156     142
      Unpaid claims                                          26       9
      Paid claims                                            13       6
      Other                                                  33       9
                                                         --------------
      Net reinsurance recoverable                          $162    $111
                                                         ==============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (Continued)

   As of December 31, 2000, 70% of the reinsurance recoverables were from one reinsurer, of which 100% is secured by payables to the reinsurer. To the extent that the assuming companies become unable to meet their obligations under these agreements, the Company remains contingently liable. The Company does not anticipate nonperformance by the assuming companies. The components of insurance premiums are as follows:

                                                Years Ended December 31,
                                                  2000     1999     1998
                                                ---------------------------
                                                     (In Millions)
      Direct premiums                              $ 646     $563     $603
      Ceded reinsurance                             (108)     (93)     (83)
      Assumed reinsurance                             14       14       17
                                                --------------------------
      Insurance premiums                           $ 552     $484     $537
                                                ==========================

   Revenues and benefits are shown net of the following reinsurance transactions:

                                                     Years Ended December 31,
                                                      2000     1999     1998
                                                    --------------------------
                                                          (In Millions)
      Ceded reinsurance netted against policy fees   $    74     $ 52     $ 65
      Ceded reinsurance netted against net
       investment income                                 244      212      203
      Ceded reinsurance netted against interest
       credited                                          161      111      163
      Ceded reinsurance netted against policy
       benefits                                          110       88      121
      Assumed reinsurance included in policy
       benefits                                           12        8       18

14. SEGMENT INFORMATION

   The Company has five operating segments: Life Insurance, Institutional Products, Annuities, Group Insurance and Broker-Dealers. These segments are managed separately and have been identified based on differences in products and services offered. All other activity is included in Corporate and Other.

   Prior to May 4, 2000, the Company had another operating segment, Investment Management. In connection with the PIMCO Advisors transaction (Note 1), Investment Management was no longer considered an operating segment by management and, effective May 5, 2000, it's activities will be included in Corporate and Other. PIMCO Advisors offers a diversified range of investment products through separately managed accounts, and institutional, retail and offshore funds.

     The Life Insurance segment offers universal life, variable universal life and other life insurance products to individuals, small businesses and corporations through a network of distribution channels that include branch offices, marketing organizations, national accounts and a national producer group that has produced over 10% of the segment's in force business.

     The Institutional Products segment offers investment and annuity products to pension fund sponsors and other institutional investors primarily through its home office marketing team.

     The Annuities segment offers variable and fixed annuities to individuals, small businesses and qualified plans through financial institutions, National Association of Securities Dealers (NASD) firms, and regional and national wirehouses.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

     The Group Insurance segment offers group life, health and dental insurance, and stop loss insurance products to corporate, government and labor-management-negotiated plans. The group life, health and dental insurance is distributed through a network of sales offices and the stop loss insurance is distributed through a network of third party administrators.

     The Broker-Dealers segment includes five NASD registered firms that provide securities and insurance brokerage services and investment advisory services through approximately 3,100 registered representatives.

     Corporate and Other primarily includes investment income, expenses and assets not attributable to the operating segments, and the operations of the Company's reinsurance subsidiary located in the United Kingdom. Corporate and Other also includes the elimination of intersegment revenues, expenses and assets.

   The Company uses the same accounting policies and procedures to measure segment income and assets as it uses to measure its consolidated net income and assets. Net investment income and investment gains are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income. The provision for income taxes is allocated based on each segment's actual tax provision.

   Commission income and expense includes commissions paid by the Life Insurance segment and the Annuities segment for variable product sales to the Broker-Dealers segment. Elimination of this income and expense is included in the Corporate and Other segment. Investment Management segment assets have been reduced by an intersegment note payable of $101 million as of December 31, 1999. The related intersegment note receivable is included in Corporate and Other segment assets.

   The Company generates substantially all of its revenues and income from customers located in the United States. Additionally, substantially all of the Company's assets are located in the United States.

   Depreciation expense and capital expenditures are not material and have not been reported herein. The Company's significant noncash item disclosed herein is interest credited to universal life and investment-type products.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information as of and for the year ended December 31, 2000, except for the Investment Management segment, which is for the period ended May 4, 2000:

                               Life    Institutional             Group   Investment Broker- Corporate
                             Insurance   Products    Annuities Insurance Management Dealers and Other  Total
    ---------------------------------------------------------------------------------------------------------
                                                               (In Millions)
    REVENUES
    Policy fees               $   541     $     3     $   225                                         $   769
    Insurance premiums            (49)         64           2    $511                        $   24       552
    Net investment income         606         773          58      29       $49      $  1        99     1,615
    Net realized investment
     gains                        (19)        (38)         (4)     (7)       10               1,060     1,002
    Commission revenue                                                                687      (417)      270
    Other income                   32           8          97       4         6        23        39       209
                             --------------------------------------------------------------------------------
    Total revenues              1,111         810         378     537        65       711       805     4,417
                             --------------------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Interest credited             474         395          53                                    12       934
    Policy benefits               190         298           6     385                                     879
    Commission expenses           161           2         135      36                 650      (408)      576
    Operating expenses            159          20         126      93        27        47       103       575
                             --------------------------------------------------------------------------------
    Total benefits and
     expenses                     984         715         320     514        27       697      (293)    2,964
                             --------------------------------------------------------------------------------

    Income before provision
     for income taxes             127          95          58      23        38        14     1,098     1,453
    Provision for income
     taxes                         29          18          21       6         8         6       370       458
                             --------------------------------------------------------------------------------

    Net income                $    98     $    77     $    37    $ 17       $30      $  8    $  728   $   995
                             ================================================================================

    Total assets              $17,221     $17,908     $16,661    $374                $ 72    $2,537   $54,773
    Deferred policy
     acquisition costs        $   814     $    75     $   886                                $   10   $ 1,785
    Separate account assets   $ 3,543     $ 7,104     $15,271                                         $25,918
    Policyholder and
     contract liabilities     $12,428     $10,218     $ 1,019    $189                        $   87   $23,941
    Separate account
     liabilities              $ 3,543     $ 7,104     $15,271                                         $25,918

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information as of and for the year ended December 31, 1999:

                               Life    Institutional             Group   Investment Broker- Corporate
                             Insurance   Products    Annuities Insurance Management Dealers and Other  Total
    ---------------------------------------------------------------------------------------------------------
                                                               (In Millions)
    REVENUES
    Policy fees               $   509     $     3     $   142                                         $   654
    Insurance premiums            (32)         25           6    $476                         $  9        484
    Net investment income         580         644          78      23       $116      $ 1       31      1,473
    Net realized investment
     gains                         13          27                  (1)        10                53        102
    Commission revenue                                                                583     (349)       234
    Other income                   25          11          57       3         15       19       15        145
                             --------------------------------------------------------------------------------
    Total revenues              1,095         710         283     501        141      603     (241)     3,092
                             --------------------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Interest credited             451         384          65                                    4        904
    Policy benefits               174         197          10     354                                     735
    Commission expenses           163                      87      33                 549     (347)       485
    Operating expenses            128          17          48      84         78       42       56        453
                             --------------------------------------------------------------------------------
    Total benefits and
     expenses                     916         598         210     471         78      591     (287)     2,577
                             --------------------------------------------------------------------------------
    Income before provision
     for income taxes             179         112          73      30         63       12       46        515
    Provision for income
     taxes                         54          31          24      10         12        5        8        144
                             --------------------------------------------------------------------------------

    Net income                $   125     $    81     $    49    $ 20       $ 51      $ 7     $ 38    $   371
                             ================================================================================

    Total assets              $16,276     $17,649     $14,565    $342       $265      $61     $965    $50,123
    Deferred policy
     acquisition costs        $   750     $    77     $   617                                 $  2    $ 1,446
    Separate account assets   $ 3,312     $ 7,176     $13,125                                         $23,613
    Policyholder and
     contract liabilities     $11,832     $10,166     $ 1,191    $183                         $ 60    $23,432
    Separate account
     liabilities              $ 3,312     $ 7,176     $13,125                                         $23,613

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information for the year ended December 31, 1998:

                               Life    Institutional             Group   Investment Broker- Corporate
                             Insurance   Products    Annuities Insurance Management Dealers and Other Total
    --------------------------------------------------------------------------------------------------------
                                                              (In Millions)
    REVENUES
    Policy fees               $  440       $  3        $ 82                                           $  525
    Insurance premiums           (24)        29           9      $508                         $  15      537
    Net investment income        587        566          88        23       $111     $  1        38    1,414
    Net realized investment
     gains                         4        (14)          5         2          4                 39       40
    Commission revenue                                                                405      (185)     220
    Other income                  15         11          33        13         17       16         7      112
                             -------------------------------------------------------------------------------
    Total revenues             1,022        595         217       546        132      422       (86)   2,848
                             -------------------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Interest credited            450        354          71                                       6      881
    Policy benefits              179        147          17       405                             9      757
    Commission expenses          113                     38        43                 376      (183)     387
    Operating expenses           129         19          58        88         72       36        66      468
                             -------------------------------------------------------------------------------
    Total benefits and
     expenses                    871        520         184       536         72      412      (102)   2,493
                             -------------------------------------------------------------------------------
    Income before provision
     for income taxes            151         75          33        10         60       10        16      355
    Provision for income
     taxes                        53         21          11         3          2        4        19      113
                             -------------------------------------------------------------------------------

    Net income                $   98       $ 54        $ 22      $  7       $ 58     $  6      $ (3)  $  242
                             ===============================================================================

15. EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   Pacific Life provides a defined benefit pension plan covering all eligible employees of the Company. On July 1, 2000, Pacific Life converted this final average pay formula defined benefit plan to a cash balance approach. Active employees' existing benefits in this plan were converted to opening balances and will increase over time from credits, based on years of service and compensation levels, and quarterly interest accruals. The full-benefit vesting period for all participants is five years. Pacific Life's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as may be determined appropriate. Contributions are intended to provide not only for benefits attributed to employment to date but also for those expected to be earned in the future. All such contributions are made to a tax-exempt trust. Plan assets consist primarily of group annuity contracts issued by Pacific Life, as well as mutual funds managed by an affiliate of Pacific Life.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   Components of the net periodic pension benefit are as follows:

                                                  Years Ended December 31,
                                                   2000      1999      1998
                                                 ----------------------------
                                                       (In Millions)
        Service cost - benefits earned during
         the year                                    $  6      $  5      $  4
        Interest cost on projected benefit
         obligation                                    12        11        11
        Expected return on plan assets                (17)      (16)      (15)
        Amortization of net obligations and
         prior service cost                            (4)       (2)       (2)
                                                 ----------------------------
        Net periodic pension benefit                 $ (3)     $ (2)     $ (2)
                                                 ============================

   The following tables set forth the changes in benefit obligation and plan assets and funded status reconciliation:

                                                      December 31,
                                                       2000    1999
                                                      --------------
                                                      (In Millions)
        Change in Benefit Obligation:
        -----------------------------
        Benefit obligation, beginning of year           $156    $178
          Service cost                                     6       5
          Interest cost                                   12      11
          Plan expense                                    (1)
          Actuarial (gain) loss                            5     (31)
          Benefits paid                                   (8)     (7)
                                                      --------------
        Benefit obligation, end of year                 $170    $156
                                                      ==============

        Change in Plan Assets:
        ----------------------
        Fair value of plan assets, beginning of year    $212    $195
          Actual return on plan assets                    (6)     24
          Plan expense                                    (1)
          Benefits paid                                   (8)     (7)
                                                      --------------
        Fair value of plan assets, end of year          $197    $212
                                                      ==============

        Funded Status Reconciliation:
        -----------------------------
        Funded status                                   $ 27    $ 56
        Unrecognized transition asset                     (1)    (48)
        Unrecognized prior service cost                           (2)
        Unrecognized actuarial gain                      (18)     (1)
                                                      --------------
        Prepaid pension cost                            $  8    $  5
                                                      ==============

   In determining the actuarial present value of the projected benefit obligation as of December 31, 2000 and 1999, the weighted average discount rate used was 7.5% and 8.0%, respectively, and the rate of increase in future compensation levels was 6.0% and 5.5%, respectively. The expected long-term rate of return on plan assets was 8.5% in 2000 and 1999.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   POSTRETIREMENT BENEFITS

   Pacific Life provides a defined benefit health care plan and a defined benefit life insurance plan (the Plans) that provide postretirement benefits for all eligible retirees and their dependents. Generally, qualified employees may become eligible for these benefits if they reach normal retirement age, have been covered under Pacific Life's policy as an active employee for a minimum continuous period prior to the date retired, and have an employment date before January 1, 1990. The Plans contain cost-sharing features such as deductibles and coinsurance, and require retirees to make contributions which can be adjusted annually. Pacific Life's commitment to qualified employees who retire after April 1, 1994 is limited to specific dollar amounts. Pacific Life reserves the right to modify or terminate the Plans at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

   The net periodic postretirement benefit cost for the years ended December 31, 2000, 1999 and 1998 is $1 million. As of December 31, 2000 and 1999, the accumulated benefit obligation is $20 million. The fair value of the plan assets as of December 31, 2000 and 1999 is zero. The amount of accrued benefit cost included in other liabilities is $24 million as of December 31, 2000 and 1999.

   The Plans include both indemnity and HMO coverage. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for indemnity coverage was 10.0% and 8.0% for 2000 and 1999, respectively, and is assumed to decrease gradually to 5.0% in 2005 and remain at that level thereafter. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for HMO coverage was 9.0% and 7.0% for 2000 and 1999, respectively, and is assumed to decrease gradually to 4.5% in 2005 and remain at that level thereafter.

   The amount reported is materially affected by the health care cost trend rate assumptions. If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefit obligation as of December 31, 2000 would be increased by 7.8%, and the aggregate of the service and interest cost components of the net periodic benefit cost would increase by 7.6%. If the health care cost trend rate assumptions were decreased by 1%, the accumulated postretirement benefit obligation as of December 31, 2000 would be decreased by 6.8%, and the aggregate of the service and interest cost components of the net periodic benefit cost would decrease by 6.7%.

   The discount rate used in determining the accumulated postretirement benefit obligation is 7.5% and 8.0% for 2000 and 1999, respectively.

   OTHER PLANS

   Pacific Life provides a voluntary Retirement Incentive Savings Plan (RISP) pursuant to Section 401(k) of the Internal Revenue Code covering all eligible employees of the Company. Pacific Life's RISP matches 75% of each employee contributions, up to a maximum of 6.0% of eligible employee compensation, to an Employee Stock Ownership Plan (ESOP). ESOP contributions made by the Company amounted to $8 million, $6 million and $5 million for the years ended December 31, 2000, 1999 and 1998, respectively, and are included in operating expenses.

   The ESOP was formed at the time of the Conversion and is currently only available to the participants of the RISP in the form of matching contributions. Pacific LifeCorp issued 1.7 million shares of common stock to the ESOP in 1997, in exchange for a promissory note of $21 million (ESOP
   Note) bearing an interest rate of 6.5%. Interest and principal payments are due semiannually in equal installments through September 2, 2012. Interest and principal payments made by the ESOP to Pacific LifeCorp were funded by contributions from Pacific Life. In 1999, Pacific Life loaned cash to the ESOP to pay off the ESOP Note due Pacific LifeCorp. Interest and principal

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   payments made by the ESOP to Pacific Life continue to be funded by contributions from Pacific Life. The interest rate was reduced to 6.0% effective September 2, 1999.

   The ESOP Note is included in unearned ESOP shares. The unearned ESOP shares account is reduced as ESOP shares are released for allocation to participants through ESOP contributions by Pacific Life. In addition, when the fair value of ESOP shares being released for allocation to participants exceeds the original issue price of those shares, paid-in capital is increased by this difference.

   The Company has deferred compensation plans that permit eligible employees to defer portions of their compensation and earn interest on the deferred amounts. The interest rate is determined annually. The compensation that has been deferred has been accrued and the primary expense related to this plan, other than compensation, is interest on the deferred amounts.

   The Company also has performance-based incentive compensation plans for its employees.

16. TRANSACTIONS WITH AFFILIATES

   Pacific Life serves as the investment advisor for the Pacific Select Fund, the investment vehicle provided to the Company's variable life and variable annuity contractholders. Pacific Life charges fees based upon the net asset value of the portfolios of the Pacific Select Fund, which amounted to $115 million, $70 million and $42 million for the years ended December 31, 2000, 1999 and 1998, respectively. In addition, Pacific Life provides certain support services to the Pacific Select Fund for an administration fee that is based on an allocation of actual costs. Such administration fees amounted to $440,000, $265,000 and $232,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

17. TERMINATION AND NONCOMPETITION AGREEMENTS

   The Company had termination and noncompetition agreements with certain former key employees of PAM's subsidiaries. In connection with the closing of the PIMCO Advisors transaction (Note 1), these agreements were assumed by Allianz. These agreements provided terms and conditions for the allocation of future proceeds received from distributions and sales of certain PIMCO Advisors units and other noncompete payments.

   For the years ended December 31, 2000, 1999 and 1998, $14 million, $54 million and $49 million, respectively, is included in operating expenses related to these agreements.

18. COMMITMENTS AND CONTINGENCIES

   The Company has outstanding commitments to make investments primarily in fixed maturity securities, mortgage loans, limited partnerships and other investments as follows (In Millions):

        Years Ending December 31:
        -------------------------
          2001                                               $200
          2002 through 2005                                   294
          2006 and thereafter                                 171
                                                             ----
        Total                                                $665
                                                             ====

   The Company leases office facilities under various noncancelable operating leases. Rent expense, which is included in operating expenses, in connection with these leases was $14 million, $9 million and $7 million for the years ended December 31, 2000, 1999 and 1998, respectively. Aggregate minimum future commitments as of December 31, 2000 through the term of the leases are approximately $68 million.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18. COMMITMENTS AND CONTINGENCIES (Continued)

   Pacific Life was named in civil litigation proceedings similar to other litigation brought against many life insurers alleging misconduct in the sale of products, sometimes referred to as market conduct litigation. The class of plaintiffs included, with some exceptions, all persons who owned, as of December 31, 1997 (or as of the date of policy termination, if earlier), individual whole life, universal life or variable life insurance policies sold by Pacific Life on or after January 1, 1982. Pacific Life has settled this litigation pursuant to a final settlement agreement approved by the Court in November 1998. The settlement agreement was implemented during 1999.

   Further, the Company is a respondent in a number of other legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of the Company.

   ----------------------------------------------------------------------------

APPENDIX A - JOINT EQUAL AGE

                               --------------------------------------------------------------------------------
An example                     Joint equal age is a calculation that combines the ages and insurance risks of two people insured by a policy. It changes many possible combinations of ages,
This example                   risk classes, nonstandard ratings and genders for the two people insured by the
assumes a male                 policy into a two life status. With joint equal age, we assume that both people
smoker who is age              have the same age, gender (both always male), and risk class (both smoker or
65 and a female                both nonsmoker).
nonsmoker who is
age 55 and has a               How we use joint equal age
Table D nonstandard            Using the joint equal age of the two people insured by the policy eliminates
rating.                        many of the tables needed when age rates are used. We use the joint equal age for calculating the following:
Here's how we                    .certain policy charges. We use joint equal age to determine the rates per
calculate the joint               $1000 of initial face amount for the sales surrender target, underwriting
equal age.                        surrender charge and the face amount component of the mortality and expense risk charge.
Step 1
                                 .the death benefit under Option D.
Add 6 to the male
age of 65 because              How we calculate joint equal age
he is a smoker. For            Here are the five steps we use to calculate joint equal age. We start with the
the female, add 0              actual ages of the two people insured by the policy on the policy date.
to age 55 because
she is a nonsmoker.            Step 1 Adjust ages for smoker status

Adjusted ages after            If one person is a smoker and the
Step 1:                        other is a nonsmoker, we add a
 .Male 71                       specified number of years to the age
 .Female 55                     of the smoker. We do not adjust the
                               age of the nonsmoker. The table below
Step 2                         shows how we make the adjustment.

Subtract 0 from the            ------------------------------------------------------------------------------
male age of 65. For            Number of smokers                                    Add to actual age (years)
the female,                    ------------------------------------------------------------------------------
subtract 5 from age            None                                                                         0
55.                            One female                                                                   4
                               One male                                                                     6
Adjusted ages after            One unisex                                                                   6
Step 2:                        Two                                                                          0
 .Male 71                       ------------------------------------------------------------------------------
 .Female 50
                               If both people insured by the policy
Step 3                         are smokers, or if both people are
                               nonsmokers, we do not adjust the age
The male's age is              in this step.
not adjusted here
because he does not            Step 2 Adjust ages for gender
have a nonstandard
table rating. Add 8            We subtract years from the adjusted
to the female's age            age we calculated in Step 1, based on
of 50 because her              gender. The table below shows how we
table rating is D.             make the adjustment.

Adjusted ages after            ------------------------------------------------------------------------------
Step 3:                        Gender                                      Subtract from adjusted age (years)
 .Male 71                       ------------------------------------------------------------------------------
 .Female 58                     Female                                                                       5
                               Male                                                                         0
Step 4                         Unisex                                                                       1
                               ------------------------------------------------------------------------------
Subtract 58 from
71. The difference
is 13. The add-on
factor for 13 is 6
in the table.

Step 5

Add 6, the add-on
factor to 58, the
younger adjusted
age.

The joint equal age
is 64.

APPENDIX A - JOINT EQUAL AGE

Step 3 Adjust ages for table ratings

We add years to the adjusted age in Step 2, based on the nonstandard table rating for each person insured by the policy. The table below shows how we make the adjustment.

Table ratings represent a multiple of standard mortality rates. Ratings other than 0 represent nonstandard ratings.

----------------------------------------------------------------
Table rating       0   A   B   C   D   E   F   H   J   L   N   P
Add to adjusted    0   2   4   6   8  10  12  14  15  16  18  19
 age (years)
----------------------------------------------------------------

We cap the adjusted age for nonstandard at age 100.

For people who are uninsurable, the adjusted age will always be 100, regardless of their age and gender. We reserve the right to reject an application for a policy.

After Steps 1 through 3, we have each person's adjusted age.

Step 4 Determine the add-on factor

We subtract the younger adjusted age from the older adjusted age. We find the difference between the two in the table below and go across the row to determine the add-on factor.

----------------------       ----------------------
Difference in   Add-on       Difference in   Add-on
adjusted age    factor       adjusted age    factor
(years)        (years)       (years)        (years)
----------------------       ----------------------
0                    0       40-44               12
1-2                  1       45-47               13
3-4                  2       48-50               14
5-6                  3       51-53               15
7-9                  4       54-56               16
10-12                5       57-60               17
13-15                6       61-64               18
16-18                7       65-69               19
19-23                8       70-75               20
24-28                9       76-82               21
29-34               10       83-91               22
35-39               11       92-100              23
----------------------       ----------------------

Step 5 Calculate joint equal age

We add the add-on factor to the younger adjusted age (from Step 3).

The sum is the joint equal age.

APPENDIX B - RATES PER $1,000 OF INITIAL FACE AMOUNT

-----------------------------------------   -----------------------------------------
                              Face amount                                 Face amount
Joint      Sales Underwriting   component   Joint      Sales Underwriting   component
equal  surrender    surrender    of M & E   equal  surrender    surrender    of M & E
  age     target       charge risk charge     age     target       charge risk charge
-----------------------------------------   -----------------------------------------
   15       2.28          2.0       0.051      58      24.11          7.0       0.222
   16       2.35          2.1       0.052      59      25.99          7.3       0.237
   17       2.43          2.1       0.053      60      27.69          7.6       0.253
   18       2.50          2.2       0.054      61      29.54          7.9       0.275
   19       2.57          2.3       0.055      62      31.34          8.2       0.298
   20       2.65          2.3       0.056      63      33.28          8.5       0.320
   21       2.73          2.4       0.056      64      34.90          8.9       0.341
   22       2.81          2.4       0.057      65      36.18          9.3       0.362
   23       2.89          2.5       0.058      66      37.60          9.7       0.382
   24       2.98          2.6       0.059      67      38.97         10.1       0.401
   25       3.07          2.7       0.060      68      40.58         10.5       0.420
   26       3.16          2.8       0.061      69      41.85         10.9       0.441
   27       3.25          2.9       0.062      70      43.12         11.3       0.472
   28       3.35          3.0       0.063      71      44.06         11.7       0.505
   29       3.45          3.1       0.064      72      45.30         12.1       0.540
   30       3.55          3.2       0.065      73      46.88         12.5       0.569
   31       3.66          3.3       0.066      74      48.14         12.9       0.620
   32       3.77          3.4       0.067      75      49.43         13.3       0.664
   33       3.88          3.5       0.068      76      50.39         13.7       0.711
   34       4.09          3.6       0.069      77      52.09         14.1       0.763
   35       4.31          3.7       0.070      78      53.43         14.5       0.804
   36       4.54          3.8       0.072      79      54.80         14.9       0.881
   37       4.79          3.9       0.075      80      55.79         15.3       0.947
   38       5.04          4.0       0.078      81      57.16         15.7       1.018
   39       5.32          4.1       0.083      82      58.95         16.1       1.092
   40       5.60          4.2       0.087      83      59.92         16.5       1.148
   41       5.90          4.3       0.092      84      61.32         16.9       1.183
   42       6.21          4.4       0.096      85      63.15         17.3       1.220
   43       6.59          4.5       0.100      86      64.10         17.7       1.256
   44       7.32          4.6       0.106      87      65.95         18.1       1.293
   45       8.17          4.7       0.112      88      67.35         18.5       1.330
   46       9.15          4.8       0.118      89      68.75         18.9       1.369
   47      10.24          4.9       0.124      90      69.65         19.3       1.406
   48      11.40          5.0       0.129      91      71.54         19.7       1.445
   49      12.11          5.1       0.137      92      72.42         20.1       1.484
   50      12.74          5.2       0.145      93      73.80         20.5       1.524
   51      13.37          5.3       0.153      94      75.71         20.9       1.563
   52      14.37          5.4       0.161      95      76.56         21.3       1.603
   53      15.64          5.5       0.168      96      77.94         21.7       1.643
   54      17.07          5.8       0.179      97      79.31         22.1       1.685
   55      18.63          6.1       0.189      98      81.25         22.5       1.726
   56      20.46          6.4       0.200      99      82.06         22.9       1.768
   57      22.25          6.7       0.212     100      84.02         23.3       1.810
-----------------------------------------   -----------------------------------------

APPENDIX C - DEATH BENEFIT PERCENTAGES

----------------     ---------------      ---------------      -----------------
 Age  Percentage     Age  Percentage      Age  Percentage       Age   Percentage
----------------     ---------------      ---------------      -----------------
0-40         250      50         185       60         130         70         115
  41         243      51         178       61         128         71         113
  42         236      52         171       62         126         72         111
  43         229      53         164       63         124         73         109
  44         222      54         157       64         122         74         107
  45         215      55         150       65         120      75-90         105
  46         209      56         146       66         119         91         104
  47         203      57         142       67         118         92         103
  48         197      58         138       68         117         93         102
  49         191      59         134       69         116        >93         101
----------------     ---------------      ---------------      -----------------

     APPENDIX D - DEATH BENEFIT FACTOR TABLE

------------------------------------------------------------------------------------------------
Rate per $1.00 of Face Amount
------------------------------------------------------------------------------------------------
Joint
equal
  age                                        Policy years*
------------------------------------------------------------------------------------------------
           5    10    15    20    25    30    35    40    45    50    55    60    65    70   75+
------------------------------------------------------------------------------------------------
   15  1.000 1.000 1.000 1.001 1.002 1.005 1.010 1.022 1.048 1.102 1.210 1.415 1.702 1.957 2.000
   20  1.000 1.000 1.001 1.002 1.004 1.009 1.021 1.046 1.100 1.207 1.411 1.700 1.957 2.000 2.000
   25  1.000 1.000 1.001 1.003 1.008 1.019 1.044 1.097 1.204 1.408 1.697 1.956 2.000 2.000 2.000
   30  1.000 1.001 1.003 1.007 1.018 1.042 1.094 1.200 1.404 1.694 1.955 2.000 2.000 2.000 2.000
   35  1.000 1.002 1.006 1.016 1.039 1.091 1.197 1.400 1.692 1.954 2.000 2.000 2.000 2.000 2.000
   40  1.001 1.005 1.014 1.036 1.087 1.192 1.395 1.688 1.953 2.000 2.000 2.000 2.000 2.000 2.000
   45  1.002 1.011 1.032 1.081 1.185 1.388 1.682 1.952 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   50  1.006 1.025 1.072 1.174 1.376 1.674 1.949 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   55  1.015 1.058 1.157 1.358 1.660 1.945 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   60  1.035 1.128 1.327 1.636 1.936 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   65  1.079 1.274 1.595 1.920 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   70  1.175 1.519 1.891 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   75  1.357 1.822 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   80  1.620 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   85  1.894 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   90  1.969 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   95  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   99  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
------------------------------------------------------------------------------------------------

* Factors are portrayed for both joint equal ages and policy anniversaries, at five year intervals. See your policy for one year increments in death benefit factors.

PACIFIC SELECT
ESTATE PRESERVER III   WHERE TO GO FOR MORE INFORMATION

                      ---------------------------------------------------------
The Pacific Select     For more information about Pacific Select Estate
Estate Preserver       Preserver III, please call or write to us at the
III variable life      address below. You should also use this address to send
insurance policy is    us any notices, forms or requests about your policy.
underwritten by
Pacific Life
Insurance Company.

                      ---------------------------------------------------------
How to contact us      Pacific Life Insurance Company
                       Client Services Department
                       700 Newport Center Drive
                       P.O. Box 7500
                       Newport Beach, California 92658-7500

                       1-800-800-7681
                       7 a.m. through 5 p.m. Pacific time

                      ---------------------------------------------------------
How to contact the     You can also find reports and other information about
SEC                    the policy and separate account from the SEC. The SEC
                       may charge you a fee for this information.

                       Public Reference Section of the SEC
                       Washington, D.C. 20549-6009
                       1-800-SEC-0330
                       Internet: www.sec.gov

                                Underwritten by:

                      [LOGO of PACIFIC LIFE APPEARS HERE]

                         Pacific Life Insurance Company
                            700 Newport Center Drive
                            Newport Beach, CA 92660
                                 (800) 800-7681

               Visit us at our web site: www.PacificLife.com


                            [LOGO OF IMSA APPEARS HERE]

                  * Membership promotes ethical market conduct for individual life insurance and annuities

15-22490-01 5/01

                 Supplement to Prospectus Dated May 1, 2001 for
                  Pacific Select Exec, Pacific Select Choice,
                 Pacific Select Estate Preserver Last Survivor
              and Pacific Select Estate Preserver II Last Survivor
               Flexible Premium Variable Life Insurance Policies
            and the Pacific Select Estate Maximizer Modified Single
            Premium Variable Life Insurance Policy (each a "policy")
                    Issued by Pacific Life Insurance Company

In this supplement, you        This supplement provides information about
and your mean the              four additional variable investment options
Policyholder or Owner.         offered under your policy. Each of these
Pacific Life, we, us, and      investment options is set up as a variable
our refer to Pacific Life      account under our separate account and invests
Insurance Company. M Fund      in a corresponding portfolio of the M Fund.
refers to M Fund, Inc.
You'll find an explanation     Variable Account I:   Brandes International
of what terms used in this                           Equity Fund
supplement mean in the         Variable Account II:  Turner Core Growth Fund
accompanying variable life     Variable Account III: Frontier Capital
insurance prospectus or the                          Appreciation Fund
M Fund prospectus.             Variable Account IV:  Clifton Enhanced U.S.
                                                     Equity Fund
The M Fund is described in
detail in its prospectus and   You can allocate premium payments and transfer
in its Statement of            accumulated value to these variable investment
Additional Information (SAI).  options, as well as to the other investment options described in the accompanying variable
Each policy is described in    life insurance prospectus.
detail its accompanying
variable life insurance
prospectus. Except as
described below, all features
and procedures of each policy
described in its prospectus
remain intact.





Supplement dated May 1, 2001

Your policy's accumulated           About the variable investment options
value will fluctuate depending      The following chart is a summary of the
on the investment options           M Fund portfolios. Each M Fund portfolio
you've chosen.                      invests in different securities and has
                                    its own investment goals, strategies and risks. The value of each portfolio will fluctuate with the value of the investments it holds and returns are not guaranteed. You'll find detailed descriptions of the portfolios, including the risks associated with investing in the portfolios, in the accompanying M Fund prospectus. There's no guarantee that a portfolio will achieve its investment objective. You should read the M Fund prospectus carefully before investing.

                    The
                    Portfolio's
                    Investment         The Portfolio's Main         Portfolio
 Portfolio          Goal               Investments                  Manager
 Brandes            Long-term          Equity securities of         Brandes
 International      capital            foreign issuers,             Investment
 Equity             appreciation.      including common             Partners,
                                       stocks, preferred            L.P.
                                       stocks and securities
                                       that are convertible
                                       into common stocks.
                                       Focuses on stocks with
                                       capitalizations of
                                       $1 billion or more.

 Turner Core        Long-term          Common stocks of U.S.        Turner
 Growth Fund        capital            companies that the           Investment
                    appreciation.      subadviser believes          Partners,
                                       have strong earnings         Inc.
                                       growth potential.

 Frontier Capital   Maximum            Common stock of U.S.         Frontier
 Appreciation       capital            companies of all             Capital
                    appreciation.      sizes, with emphasis         Management
                                       on stocks of companies       Company, LLC
                                       with capitalizations
                                       that are consistent
                                       with the
                                       capitalizations of
                                       those companies found
                                       in the Russell 2500.

 Clifton Enhanced   Above-market       Futures contracts on         The Clifton
 U.S. Equity        total return.      the Standard & Poor's        Group
                                       500 Composite Stock
                                       Price Index (the "S&P
                                       500" or the "Index")
                                       to have 100% exposure
                                       to the S&P 500 to try
                                       to earn a return equal
                                       to that of the Index.

We are not responsible for the      M Financial Investment Advisers, Inc. (MFIA)
operation of the M Fund or any      is the investment adviser for each portfolio
of its portfolios. We also are      of the M Fund, and has retained other firms
not responsible for ensuring        to manage the portfolios. MFIA and the M
that the M Fund and its             Fund's Board of Directors oversee the
portfolios comply with any laws     management of all of the M Fund's
that apply.                         portfolios.

You'll find more information about        Fees and expenses paid by the M Fund
Policy charges in An overview of          The M Fund pays advisory fees and
the policy in the accompanying            other expenses. These are deducted
variable life insurance prospectus.       from the assets of each Portfolio
                                          and may vary from year to year.
                                          They are not fixed and are not part
                                          of the terms of your policy. If you
                                          choose a variable investment option,
                                          these fees and expenses affect you
                                          indirectly because they reduce
                                          portfolio returns.

                                          M Fund's expenses are assessed at
                                          the Fund level and are not direct
                                          charges against the Variable
                                          Accounts or the Policy's
                                          Accumulated Value. The unit value
                                          of a variable account will change
                                          with the value of its corresponding
                                          M Fund portfolio.

You'll find more about M Fund fees        . Advisory fee
and expenses in the accompanying          MFIA is the investment adviser to
M Fund prospectus.                        the M Fund. The M Fund pays an
                                          advisory fee to MFIA for these
                                          services. The table below shows
                                          the advisory fee as an annual
                                          percentage of each portfolio's
                                          average daily net assets.

                                          . Other expenses
                                          The table also shows expenses the
                                          M Fund paid in 2000 as an annual
                                          percentage of each portfolio's
                                          average daily net assets. MFIA has
                                          agreed to pay operating expenses
                                          of the M Fund (other than advisory
                                          fees, brokerage or other portfolio
                                          transaction expenses or expenses
                                          for litigation, indemnification,
                                          taxes or other expenses) that exceed
                                          0.25% of each portfolio's average
                                          daily net assets. MFIA does this
                                          voluntarily, but does not guarantee
                                          that it will continue to do so after
                                          December 31, 2001.

------------------------------------------------------------------------------
M Fund Portfolios/1/            Advisory fee   Other expenses   Total expenses
------------------------------------------------------------------------------
                                 As an annual % of average daily net assets
Brandes International Equity       0.80%           0.39%            1.19%
Turner Core Growth                 0.45%           0.46%            0.91%
Frontier Capital Appreciation      0.90%           0.33%            1.23%
Clifton Enhanced U.S. Equity       0.44%           0.78%            1.22%
------------------------------------------------------------------------------

/1/ Actual total net expenses for these portfolios in 2000 after the adviser's reimbursements were: 1.05% for Brandes International Equity, 0.70% for Turner Core Growth, 1.15% for Frontier Capital Appreciation, and 0.69% for Clifton Enhanced U.S. Equity. MFIA paid the difference.

                                          Statements and reports we'll send you
                                          We'll send you financial statements
                                          that we receive from M Fund.

The rights we describe in the             Voting rights
accompanying variable life                We're the legal owner of the shares
insurance prospectus under Making         of the M Fund that are held by the
changes to the separate account           variable accounts. The voting rights
also apply to the M Fund.                 we describe in the Voting rights
                                          section of the accompanying variable
                                          life insurance prospectus and how
                                          we'll exercise them also apply to the
                                          M Fund.

                 Supplement to Prospectus Dated May 1, 2001 for
               Pacific Select Estate Preserver III Last Survivor
              and Pacific Select Estate Preserver IV Last Survivor
               Flexible Premium Variable Life Insurance Policies
                               (each a "policy")
                    Issued by Pacific Life Insurance Company

In this supplement, you        This supplement provides information about
and your mean the              four additional variable investment options
Policyholder or Owner.         offered under your policy. Each of these
Pacific Life, we, us, and      investment options is set up as a variable
our refer to Pacific Life      account under our separate account and invests
Insurance Company. M Fund      in a corresponding portfolio of the M Fund.
refers to M Fund, Inc.
You'll find an explanation     Variable Account I:   Brandes International
of what terms used in this                           Equity Fund
supplement mean in the         Variable Account II:  Turner Core Growth Fund
accompanying variable life     Variable Account III: Frontier Capital
insurance prospectus or                              Appreciation Fund
the M Fund prospectus.         Variable Account IV:  Clifton Enhanced U.S.
                                                     Equity Fund
The M Fund is described in
detail in its prospectus       You can allocate premium payments and transfer
and in its Statement of        accumulated value to these variable investment
Additional Information         options, as well as to the other investment
(SAI).                         options described in the accompanying variable
                               life insurance prospectus.
Each policy is described
in detail its accompanying
variable life insurance
prospectus. Except as
described below, all
features and procedures of
each policy described in
its prospectus remain
intact.




Supplement dated May 1, 2001

Your policy's accumulated           About the variable investment options
value will fluctuate depending      The following chart is a summary of the M
on the investment options           Fund portfolios. Each M Fund portfolio
you've chosen.                      invests in different securities and has its
                                    own investment goals, strategies and risks.
                                    The value of each portfolio will fluctuate with the value of the investments it holds and returns are not guaranteed. You'll find detailed descriptions of the portfolios, including the risks associated with investing in the portfolios, in the accompanying M Fund prospectus. There's no guarantee that a portfolio will achieve its investment objective. You should read the M
                                    Fund prospectus carefully before investing.

                    The
                    Portfolio's
                    Investment         The Portfolio's Main         Portfolio
 Portfolio          Goal               Investments                  Manager
 Brandes            Long-term          Equity securities of         Brandes
 International      capital            foreign issuers,             Investment
 Equity             appreciation.      including common             Partners,
                                       stocks, preferred            L.P.
                                       stocks and securities
                                       that are convertible
                                       into common stocks.
                                       Focuses on stocks with
                                       capitalizations of
                                       $1 billion or more.

 Turner Core        Long-term          Common stocks of U.S.        Turner
 Growth Fund        capital            companies that the           Investment
                    appreciation.      subadviser believes          Partners,
                                       have strong earnings         Inc.
                                       growth potential.

 Frontier Capital   Maximum            Common stock of U.S.         Frontier
 Appreciation       capital            companies of all             Capital
                    appreciation.      sizes, with emphasis         Management
                                       on stocks of companies       Company, LLC
                                       with capitalizations
                                       that are consistent
                                       with the
                                       capitalizations of
                                       those companies found
                                       in the Russell 2500.

 Clifton Enhanced   Above-market       Futures contracts on         The Clifton
 U.S. Equity        total return.      the Standard & Poor's        Group
                                       500 Composite Stock
                                       Price Index (the "S&P
                                       500" or the "Index")
                                       to have 100% exposure
                                       to the S&P 500 to try
                                       to earn a return equal
                                       to that of the Index.

We are not responsible for the      M Financial Investment Advisers, Inc. (MFIA)
operation of the M Fund or any      is the investment adviser for each portfolio
of its portfolios. We also are      of the M Fund, and has retained other firms
not responsible for ensuring        to manage the portfolios. MFIA and the M
that the M Fund and its             Fund's Board of Directors oversee the
portfolios comply with any          management of all of the M Fund's
laws that apply.                    portfolios.

You'll find more information about     Fees and expenses paid by the M Fund
Policy charges in An overview of       The M Fund pays advisory fees and other
the policy in the accompanying         expenses. These are deducted from the
variable life insurance prospectus.    assets of each Portfolio and may vary
                                       from year to year. They are not fixed and are not part of the terms of your policy.
                                       If you choose a variable investment
                                       option, these fees and expenses affect
                                       you indirectly because they reduce
                                       portfolio returns.

                                       M Fund's expenses are assessed at the
                                       Fund level and are not direct charges
                                       against the Variable Accounts or the
                                       Policy's Accumulated Value. The unit
                                       value of a variable account will change
                                       with the value of its corresponding M
                                       Fund portfolio.

You'll find more about M Fund fees     . Advisory fee
and expenses in the accompanying       MFIA is the investment adviser to the M
M Fund prospectus.                     Fund. The M Fund pays an advisory fee to
                                       MFIA for these services. The table below shows the advisory fee as an annual percentage of each portfolio's average daily net assets.

                                       . Other expenses
                                       The table also shows expenses the M Fund paid in 2000 as an annual percentage of each portfolio's average daily net assets. MFIA has agreed to pay operating expenses of the M Fund (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other expenses) that exceed 0.25% of each portfolio's average daily net assets. MFIA does this voluntarily, but does not guarantee that it will continue to do so after December 31, 2001.

------------------------------------------------------------------------------
M Fund Portfolios/1/            Advisory fee   Other expenses   Total expenses
------------------------------------------------------------------------------
                                 As an annual % of average daily net assets
Brandes International Equity       0.80%           0.39%            1.19%
Turner Core Growth                 0.45%           0.46%            0.91%
Frontier Capital Appreciation      0.90%           0.33%            1.23%
Clifton Enhanced U.S. Equity       0.44%           0.78%            1.22%
------------------------------------------------------------------------------

/1/ Actual total net expenses for these portfolios in 2000 after the adviser's reimbursements were: 1.05% for Brandes International Equity, 0.70% for Turner Core Growth, 1.15% for Frontier Capital Appreciation, and 0.69% for Clifton Enhanced U.S. Equity. MFIA paid the difference.

                                       Statements and reports we'll send you
                                       We'll send you financial statements that we receive from M Fund.

The rights we describe in the          Voting rights
accompanying variable life             We're the legal owner of the shares of
insurance prospectus under Making      the M Fund that are held by the variable
changes to the separate account        accounts. The voting rights we describe
also apply to the M Fund.              in the Voting rights section of the
                                       accompanying variable life insurance
                                       prospectus and how we'll exercise them
                                       also apply to the M Fund.

PART II.  ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet.
     The cross-reference sheet.

     The Prospectus for Pacific Select Estate Preserver Last Survivor Flexible Premium Variable Life Insurance Policies consisting of 111 pages.

     The Prospectus for Pacific Select Estate Preserver III Last Survivor Flexible Premium Variable Life Insurance Policies consisting of 111 pages.

     Supplement dated May 1, 2001 to prospectus dated May 1, 2001 consisting of 3 pages.

     Supplement dated May 1, 2001 to prospectus dated May 1, 2001 consisting of 3 pages.

     The undertaking to file reports.
     Representation pursuant to Section 26(e) of the Investment Company Act of 1940.
     The signatures.

Written Consent of the following person (included in the exhibits shown below):

     Deloitte & Touche LLP, Independent Auditors
     Dechert Price & Rhoads, Outside Counsel

The following exhibits:

  1.  (1)   (a)  Resolution of the Board of Directors of the Depositor dated
                 November 22, 1989 and copies of the Memoranda concerning
                 Pacific Select Exec Separate Account dated May 12, 1988 and
                 January 26, 1993./1/
            (b)  Resolution of the Board of Directors of Pacific Life Insurance
                 Company authorizing conformity to the terms of the current
                 Bylaws./4/
      (2)   Inapplicable
      (3)   (a)  Distribution Agreement Between Pacific Mutual Life Insurance
                 Company and Pacific Equities Network/1/
            (b)  Form of Selling Agreement Between Pacific Equities Network and
                 Various Broker-Dealers/3/
      (4)   Inapplicable
      (5)   (a)  Pacific Select Estate Preserver Last Survivor Flexible Premium
                 Variable Life Insurance Policy (Form 96-56)/2/
            (b)  Accelerated Living Benefit Rider/1/
            (c)  Policy Split Option Rider/1/
            (d)  Last Survivor Added Protection Benefit Rider (Form
                 R96-LSAPB)/2/
            (e)  Individual Annual Renewable Term Rider (Form R96-ART)/2/
            (f)  Enhanced Policy Split Option Rider (Form R96-EPSO)/2/
            (g)  Fixed LT Account Endorsement/5/

            (h) Pacific Select Estate Preserver III Last Survivor Flexible Premium Variable Life Insurance Policy (Form 00-56)/8/

            (i)  Last Survivor Added Protection Benefit Rider (Form
                 R00-LSAPB)/8/
            (j)  Estate Tax Repeal Rider
      (6)   (a)  Articles of Incorporation of Pacific Life Insurance
                 Company/4/
            (b)  Bylaws of Pacific Life Insurance Company/4/
      (7)   Inapplicable
      (8)   Inapplicable
      (9)   (a)  Participation Agreement between Pacific Life Insurance
                 Company and Pacific Select Fund/6/
            (b) M Fund Inc. Participation Agreement with Pacific Life Insurance Company./6/

            (c) Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 8/14/00

            (d) Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 12/22/00

            (e)  Addendum to Participation Agreement with M Fund Inc. 8/7/00

      (10)  Applications and General Questionnaire

  2. Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered/7/
  3.  Inapplicable

  4.  Inapplicable

  5.  Inapplicable

  6.  (a) Consent of Independent Auditors
      (b) Consent of Dechert Price & Rhoads/2/

  7. (a) Opinion of Actuary regarding Form of Illustrations for Pacific Select Estate Preserver Policies

      (b) Form of Illustration of Policy Benefits for Pacific Select Estate Preserver Policies

      (c) Opinion of Actuary regarding Form of Illustrations for Pacific Select Estate Preserver III Policies

      (d) Form of Illustration of Policy Benefits for Pacific Select Estate Preserver III Policies

  8.  Memorandum Describing Issuance, Transfer, and Redemption
      Procedures/1/

  9.  Powers of Attorney/6/

_______________________

/1/ Filed as part of the Registration Statement on Form S-6 filed via EDGAR on March 14, 1996, File No. 333-01713, Accession Number 0000898430-96-000838.
/2/ Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed via EDGAR on October 25, 1996, File
       No. 333-01713 Accession Number 0001017062-96-000349.
/3/ Filed as part of Post-Effective Amendment No.1 to the Registration Statement on Form S-6 filed via EDGAR on January 15, 1997, File
       No. 333-01713 Accession Number 0001017062-97-000040.
/4/ Filed as part of Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 1998, File
       No. 333-01713, Accession Number 0001017062-98-000895.
/5/ Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 filed via EDGAR on April 9, 1999, File No. 333-01713, Accession Number 0001017062-99-000624.
/6/ Filed as part of Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 333-01713, Accession Number 0001017062-00-000592.
/7/ Filed as part of Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 filed via EDGAR on June 1, 2000, File No. 333-01713, Accession Number 0001017062-00-001333.
/8/ Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 filed via EDGAR on July 21, 2000, File No. 333-01713, Accession Number 0001017062-00-001534.

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940


     Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under each of the Variable Life Insurance Policies ("Policies") described in the prospectuses contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with each of the Policies.

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 24th day of April, 2001.

                                       PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                       (Registrant)

                                  BY:  PACIFIC MUTUAL LIFE INSURANCE COMPANY
                                       (Depositor)

                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


*BY:  /s/ SHARON A. CHEEVER
      Sharon A. Cheever
      as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-01713, Accession No. 0001017062-00-000592, and incorporated by reference herein.)

SIGNATURES


     Pursuant to the requirements of the Securities act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 24th day of April, 2001.

                                       PACIFIC LIFE INSURANCE COMPANY
                                       (Registrant)


                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


*BY:  /s/ SHARON A. CHEEVER
      Sharon A. Cheever
      as attorney-in-fact


(Power of attorney is contained as Exhibit 9 in this Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-01713, Accession No. 0001017062-00-000592, and incorporated by reference herein.)

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                              Title              Date

Thomas C. Sutton*             Director, Chairman          ____________, 2001
                              of the Board and
                              Chief Executive Officer

Glenn S. Schafer*             Director and President      ____________, 2001

Khanh T. Tran*                Director, Executive Vice    ____________, 2001
                              President and Chief
                              Financial Officer

David R. Carmichael*          Director, Senior Vice       ____________, 2001
                              President and General
                              Counsel

Audrey L. Milfs*              Director, Vice President    ____________, 2001
                              and Corporate Secretary

Edward R. Byrd*               Vice President and
                              Controller                  ____________, 2001

Brian D. Klemens*             Vice President and
                              Treasurer                   ____________, 2001

Lynn C. Miller*               Executive Vice President    ____________, 2001

*BY: /s/ SHARON A. CHEEVER                                    April 24, 2001
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-01713, Accession No. 0001017062-00-000592, and incorporated by reference herein.)